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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08319

Voya Partners, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Global Bond Portfolio

Voya Index Solution 2015 Portfolio

Voya Index Solution 2020 Portfolio

Voya Index Solution 2025 Portfolio

Voya Index Solution 2030 Portfolio

Voya Index Solution 2035 Portfolio

Voya Index Solution 2040 Portfolio

Voya Index Solution 2045 Portfolio

Voya Index Solution 2050 Portfolio

Voya Index Solution 2055 Portfolio

Voya Index Solution Income Portfolio

Voya Solution 2015 Portfolio

Voya Solution 2020 Portfolio

Voya Solution 2025 Portfolio

Voya Solution 2030 Portfolio

Voya Solution 2035 Portfolio

Voya Solution 2040 Portfolio

Voya Solution 2045 Portfolio

Voya Solution 2050 Portfolio

Voya Solution 2055 Portfolio

Voya Solution Aggressive Portfolio

Voya Solution Balanced Portfolio

Voya Solution Conservative Portfolio

Voya Solution Income Portfolio

Voya Solution Moderately Aggressive Portfolio

Voya Solution Moderately Conservative Portfolio

VY American Century Small-Mid Cap Value Portfolio

VY Baron Growth Portfolio

VY Columbia Contrarian Core Portfolio

VY Columbia Small Cap Value II Portfolio

VY Fidelity® VIP Contrafund® Portfolio

VY Fidelity® VIP Equity-Income Portfolio

VY Fidelity® VIP Mid Cap Portfolio

VY Invesco Comstock Portfolio

VY Invesco Equity and Income Portfolio

VY JPMorgan Mid Cap Value Portfolio

VY Oppenheimer Global Portfolio

VY PIMCO Total Return Portfolio

VY Pioneer High Yield Portfolio

VY T. Rowe Price Diversified Mid Cap Growth Portfolio

VY T. Rowe Price Growth Equity Portfolio

VY Templeton Foreign Equity Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of March 31, 2014 (Unaudited)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 21.1%
			Australia: 0.4%
	498,000	#,L	Australia & New Zealand Banking Group Ltd., 4.500%, 03/19/24	$497,691	0.2
	703,000		BHP Billiton Finance USA Ltd, 5.000%, 09/30/43	746,838	0.2
				1,244,529	0.4

			Brazil: 0.3%
	781,000		Petrobras Global Finance BV, 4.375%, 05/20/23	716,679	0.2
	200,000	#	Samarco Mineracao SA, 5.750%, 10/24/23	201,750	0.1
				918,429	0.3

			Canada: 0.3%
	370,000	±,X	Bowater Pulp and Paper Escrow, 10.600%, 01/15/11	–	–
	402,000		Goldcorp, Inc., 3.700%, 03/15/23	379,718	0.1
	578,000	#	Kinross Gold Corp., 5.950%, 03/15/24	580,212	0.2
				959,930	0.3

			France: 0.4%
	663,000		BPCE SA, 2.500%, 12/10/18	667,085	0.2
	658,000	#	BPCE SA, 5.150%, 07/21/24	655,995	0.2
				1,323,080	0.4

			Germany: 0.3%
	943,000		Deutsche Bank AG, 4.296%, 05/24/28	890,308	0.3

			Ireland: 0.5%
	900,000		EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd, 5.125%, 12/12/17	879,750	0.2
	300,000		Metalloinvest Finance Ltd, 6.500%, 07/21/16	307,875	0.1
	700,000		Mobile Telesystems OJSC via MTS International Funding Ltd., 5.000%, 05/30/23	651,000	0.2
				1,838,625	0.5

			Italy: 0.2%
	696,000		Intesa Sanpaolo SpA, 3.875%, 01/15/19	708,914	0.2

			Luxembourg: 0.2%
	260,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	283,075	0.1
	275,000		Intelsat Jackson Holdings SA, 7.500%, 04/01/21	303,188	0.1
				586,263	0.2

			Mexico: 0.3%
MXN	8,400,000		America Movil S.A.B de CV, 8.460%, 12/18/36	613,457	0.2
MXN	1,007,437	±	Banco Invex S.A., 6.450%, 03/13/34	13,720	0.0
	225,000	#,L	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.950%, 01/30/24	232,875	0.1
MXN	264,331		JPMorgan Hipotecaria su Casita, 6.100%, 09/25/35	27,234	0.0
				887,286	0.3

			Netherlands: 0.5%
	200,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	214,500	0.1
	481,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.500%, 01/11/21	521,294	0.2
	200,000		Lukoil International Finance BV, 4.563%, 04/24/23	183,500	0.0
	585,000		Seagate HDD Cayman, 6.875%, 05/01/20	638,381	0.2
				1,557,675	0.5

			Russia: 0.2%
	200,000		Gazprom OAO Via Gaz Capital SA, 4.950%, 02/06/28	172,500	0.0
	400,000		Gazprom OAO Via Gaz Capital SA, 6.510%, 03/07/22	414,000	0.1
	200,000		Lukoil International Finance BV, 6.125%, 11/09/20	208,000	0.1
				794,500	0.2

			Switzerland: 0.5%
	995,000	#	Credit Suisse AG, 6.500%, 08/08/23	1,094,500	0.3
	560,000		UBS AG/Stamford CT, 7.625%, 08/17/22	657,937	0.2
				1,752,437	0.5

			United Kingdom: 0.7%
	520,000	#	Barclays Bank PLC, 6.050%, 12/04/17	584,834	0.2
	742,000		Barclays Bank PLC, 7.625%, 11/21/22	819,910	0.2
	200,000	#	Ineos Finance PLC, 8.375%, 02/15/19	221,750	0.1
	316,000		Royal Bank of Scotland Group PLC, 6.125%, 12/15/22	332,098	0.1
	402,000		Vodafone Group PLC, 1.500%, 02/19/18	395,718	0.1
				2,354,310	0.7

			United States: 16.3%
	705,000		AES Corp., 7.375%, 07/01/21	807,225	0.2
	470,000		American International Group, Inc., 3.375%, 08/15/20	480,684	0.1

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
400,000	L	Alpha Natural Resources, Inc., 6.250%, 06/01/21	$303,000	0.1
780,000		American Tower Corp., 5.000%, 02/15/24	814,070	0.3
1,050,000		Apple Inc., 1.000%, 05/03/18	1,019,095	0.3
335,000		AT&T, Inc., 2.500%, 08/15/15	343,459	0.1
368,000		Bank of America Corp., 3.300%, 01/11/23	355,501	0.1
458,000		Bank of America Corp., 4.100%, 07/24/23	465,517	0.1
541,000		Bank of America Corp., 8.000%, 12/29/49	615,667	0.2
1,309,000		Barrick North America Finance LLC, 5.750%, 05/01/43	1,279,818	0.4
185,000		BE Aerospace, Inc., 6.875%, 10/01/20	203,962	0.1
543,000		Berkshire Hathaway, Inc., 4.500%, 02/11/43	540,273	0.2
374,000		BioMed Realty L.P., 4.250%, 07/15/22	371,464	0.1
600,000		Case New Holland, Inc., 7.875%, 12/01/17	706,500	0.2
621,000		Celgene Corp., 4.000%, 08/15/23	631,789	0.2
200,000		Chesapeake Energy Corp., 6.625%, 08/15/20	225,500	0.1
180,000		Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	187,650	0.1
354,000		Citigroup, Inc., 4.050%, 07/30/22	356,036	0.1
469,000		Citigroup, Inc., 5.500%, 09/13/25	500,724	0.2
555,000	L	Citigroup, Inc., 5.950%, 12/29/49	543,206	0.2
568,000		Comcast Corp., 3.600%, 03/01/24	572,346	0.2
1,015,000		Comcast Corp., 5.700%, 05/15/18	1,167,014	0.4
562,000	#	COX Communications, Inc., 2.950%, 06/30/23	513,997	0.2
985,000		Devon Energy Corp., 5.600%, 07/15/41	1,094,869	0.3
446,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.500%, 03/01/16	466,435	0.1
372,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	352,950	0.1
442,000		Discover Bank/Greenwood DE, 7.000%, 04/15/20	522,316	0.2
265,000		DISH DBS Corp., 4.250%, 04/01/18	277,256	0.1
680,000		Eaton Corp., 4.150%, 11/02/42	637,648	0.2
585,000		eBay, Inc., 2.600%, 07/15/22	556,434	0.2
1,026,000		Energy Transfer Partners L.P., 4.900%, 02/01/24	1,070,001	0.3
1,276,000		Entergy Corp., 5.125%, 09/15/20	1,368,118	0.4
835,000		Ferro Corp., 7.875%, 08/15/18	883,848	0.3
539,000		Fifth Third Bancorp., 8.250%, 03/01/38	763,786	0.2
532,000		FirstEnergy Corp., 4.250%, 03/15/23	517,025	0.2
478,000		General Dynamics Corp., 2.250%, 11/15/22	441,720	0.1
715,000		General Electric Capital Corp., 6.750%, 03/15/32	921,905	0.3
816,000		Genworth Holdings, Inc., 4.900%, 08/15/23	857,392	0.3
960,000	#	Glencore Funding LLC, 2.500%, 01/15/19	928,319	0.3
627,000		Goldman Sachs Group, Inc., 5.250%, 07/27/21	695,225	0.2
715,000		Goodyear Tire & Rubber Co., 8.250%, 08/15/20	799,906	0.2
725,000	X	Greektown, LLC Escrow, 07/16/49	–	–
605,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	767,868	0.2
710,000		HCA, Inc., 6.375%, 01/15/15	738,400	0.2
740,000		HCA, Inc., 7.250%, 09/15/20	801,975	0.2
721,000		HCP, Inc., 4.250%, 11/15/23	738,502	0.2
1,050,000		Hewlett-Packard Co., 2.600%, 09/15/17	1,083,011	0.3
572,000		HSBC USA, Inc., 5.000%, 09/27/20	624,849	0.2
881,000		Huntington Bancshares, Inc./OH, 2.600%, 08/02/18	888,070	0.3
1,165,000		Indiana Michigan Power, 7.000%, 03/15/19	1,401,629	0.4
821,000		Intel Corp., 4.250%, 12/15/42	781,571	0.2
810,000	X	Jefferson Smurfit Escrow, 10/01/12	–	–
245,000	X	Jefferson Smurfit Escrow, 06/01/13	–	–
302,000	#	Jersey Central Power & Light Co., 4.700%, 04/01/24	313,532	0.1
362,000		JPMorgan Chase & Co., 1.625%, 05/15/18	355,954	0.1
377,000		JPMorgan Chase & Co., 3.375%, 05/01/23	357,613	0.1
478,000		JPMorgan Chase & Co., 6.000%, 12/29/49	473,220	0.1
68	#	Kern River Funding Corp., 4.893%, 04/30/18	74	0.0
476,000		Kohl's Corp., 4.750%, 12/15/23	494,824	0.2
575,000		Mediacom LLC / Mediacom Capital Corp., 7.250%, 02/15/22	629,625	0.2

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
607,000		MetLife, Inc., 3.048%, 12/15/22	$589,728	0.2
372,000		Morgan Stanley, 3.750%, 02/25/23	370,386	0.1
618,000		Morgan Stanley, 4.100%, 05/22/23	612,974	0.2
240,000		MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	258,000	0.1
1,048,000		Mylan, Inc./PA, 2.600%, 06/24/18	1,057,198	0.3
475,000		21st Century Fox America, Inc., 4.500%, 02/15/21	516,212	0.2
422,000		21st Century Fox America, Inc., 5.400%, 10/01/43	456,046	0.1
381,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	369,289	0.1
740,000		Plains Exploration & Production Co., 7.625%, 04/01/20	817,700	0.3
386,000		PPL Capital Funding, Inc., 3.400%, 06/01/23	374,206	0.1
341,000		ProLogis L.P., 4.250%, 08/15/23	347,521	0.1
682,000		Reynolds American, Inc., 6.150%, 09/15/43	772,243	0.2
470,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	532,275	0.2
255,000	#	Sealed Air Corp., 8.375%, 09/15/21	294,844	0.1
604,000		Simon Property Group L.P., 3.750%, 02/01/24	608,951	0.2
556,000		SLM Corp., 4.625%, 09/25/17	585,885	0.2
340,000		SLM Corp., 8.000%, 03/25/20	392,700	0.1
195,000		Smithfield Foods, Inc., 7.750%, 07/01/17	227,175	0.1
475,000	X	Smurfit-Stone Container Corp. Escrow, 7.750%, 03/15/17	–	–
676,000		St Jude Medical, Inc., 2.500%, 01/15/16	693,860	0.2
245,000	X	Stone Webster Escrow, 07/01/12	–	–
164,000		Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.375%, 08/01/21	181,630	0.1
340,000		Time Warner Cable, Inc., 5.875%, 11/15/40	369,694	0.1
606,000		Time Warner, Inc., 6.500%, 11/15/36	720,784	0.2
505,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	560,550	0.2
540,000		Ventas Realty L.P. / Ventas Capital Corp., 2.700%, 04/01/20	526,532	0.2
382,000		Verizon Communications, Inc., 2.450%, 11/01/22	348,823	0.1
1,328,000		Verizon Communications, Inc., 5.150%, 09/15/23	1,456,200	0.4
605,000		Verizon Communications, Inc., 6.550%, 09/15/43	738,908	0.2
360,000		Walgreen Co., 3.100%, 09/15/22	346,534	0.1
867,000		WellPoint, Inc., 5.100%, 01/15/44	903,555	0.3
351,000		Wells Fargo & Co., 1.250%, 07/20/16	354,177	0.1
			52,994,947	16.3

	Total Corporate Bonds/Notes
	(Cost $67,103,950)		68,811,233	21.1

COLLATERALIZED MORTGAGE OBLIGATIONS: 15.1%
		United States: 15.1%
885,716		Banc of America Alternative Loan Trust 2004-1, 4.750%, 02/25/19	893,704	0.3
800,000		Banc of America Commercial Mortgage Trust 2007-3, 5.598%, 06/10/49	819,028	0.3
700,000		Banc of America Commercial Mortgage Trust 2007-3, 5.598%, 06/10/49	694,036	0.2
920,000		Banc of America Commercial Mortgage Trust 2007-4, 5.892%, 02/10/51	947,479	0.3
1,572,086		Banc of America Funding Corp., 5.500%, 02/25/35	1,636,038	0.5
440,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.182%, 09/10/47	462,260	0.1
340,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.182%, 09/10/47	344,187	0.1
1,130,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.803%, 07/10/42	1,110,225	0.3
440,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6, 5.406%, 11/11/41	472,956	0.1
500,000		Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20, 5.138%, 10/12/42	510,921	0.2
574,468	#	Beckman Coulter, Inc., 7.498%, 12/15/18	617,037	0.2
660,000	#	Citigroup Commercial Mortgage Trust 2004-C1, 5.250%, 04/15/40	665,066	0.2
440,000	#	Citigroup Commercial Mortgage Trust 2004-C1, 5.406%, 04/15/40	445,271	0.1
307,399		Citigroup Mortgage Loan Trust, Inc., 2.664%, 05/25/35	305,040	0.1

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
3,032,110	^	Commercial Mortgage Trust, 1.794%, 01/10/46	$283,460	0.1
2,745,306	^	Commercial Mortgage Trust, 1.922%, 12/10/45	283,433	0.1
11,463,477	^	Commercial Mortgage Trust, 2.000%, 10/15/45	1,290,258	0.4
4,305,853	^	Commercial Mortgage Trust, 2.224%, 05/15/45	501,937	0.2
380,000		Commercial Mortgage Trust, 5.216%, 07/15/44	393,967	0.1
680,000	#	Commerical 2004-LNB2 Mortgage Trust, 6.256%, 03/10/39	733,529	0.2
240,000		Commerical 2007-C9 Mortgage Trust, 5.799%, 12/10/49	250,739	0.1
630,000		Commerical Mortgage Trust, 5.316%, 06/10/44	631,990	0.2
207,235		Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, 11/25/35	217,798	0.1
260,364		Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, 09/25/35	262,799	0.1
1,280,000	#	Credit Suisse Commercial Mortgage Trust Series 2008-C1, 5.978%, 02/15/41	1,325,147	0.4
1,130,000		Credit Suisse First Boston Mortgage Securities Corp., 4.877%, 04/15/37	1,141,377	0.4
58,460	#	Credit Suisse First Boston Mortgage Securities Corp., 5.322%, 08/15/36	58,621	0.0
590,306	#	Credit Suisse Mortgage Capital Certificates, 4.384%, 07/27/37	591,553	0.2
5,671,244	#,^	DBUBS 2011-LC1 Mortgage Trust, 1.380%, 11/10/46	189,793	0.1
107,020	#	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 0.654%, 01/27/37	109,520	0.0
700,000		GCCFC Commercial Mortgage Trust, 5.221%, 04/10/37	704,371	0.2
1,010,000		GCCFC Commercial Mortgage Trust, 6.025%, 12/10/49	1,022,234	0.3
480,000	#	GCCFC Commercial Mortgage Trust, 6.109%, 06/10/36	482,520	0.1
270,000		GS Mortgage Securities Corp. II Commercial Mort Ps Thr Cert Ser 2004-GG2, 5.987%, 08/10/38	269,957	0.1
3,057,067	^	GS Mortgage Securities Corp. II, 2.383%, 11/10/45	395,357	0.1
206,241		GSR Mortgage Loan Trust, 2.650%, 09/25/35	209,855	0.1
2,760,000	#,^	JP Morgan Chase Commercial Mortgage Securities Corp., 0.360%, 12/15/47	73,205	0.0
4,648,347	^	JP Morgan Chase Commercial Mortgage Securities Corp., 1.941%, 12/15/47	473,844	0.1
10,376,084	^	JP Morgan Chase Commercial Mortgage Securities Corp., 2.003%, 06/16/45	990,040	0.3
270,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9, 5.723%, 06/12/41	230,980	0.1
820,000		JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP4, 5.040%, 10/15/42	845,472	0.3
600,000		JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP4, 5.129%, 10/15/42	558,297	0.2
520,000	#	JP Morgan Chase Commerical Mortgage Securities Corp. Ps Thr Certs Ser 2003-LN1, 5.458%, 10/15/37	518,427	0.2
68,721		JP Morgan Commercial Mortgage Finance Corp., 8.447%, 08/15/32	69,688	0.0
278,124		JPMorgan Mortgage Trust, 2.686%, 07/25/35	280,167	0.1
368,000		LB-UBS Commercial Mortgage Trust 2004-C7, 4.943%, 10/15/36	374,359	0.1
280,000		LB-UBS Commercial Mortgage Trust 2005-C2, 5.205%, 04/15/30	289,795	0.1
360,000		LB-UBS Commercial Mortgage Trust 2005-C3, 4.983%, 07/15/40	358,980	0.1
680,000		LB-UBS Commercial Mortgage Trust 2005-C3, 5.013%, 07/15/40	612,251	0.2
780,000		LB-UBS Commercial Mortgage Trust 2006-C4, 5.853%, 06/15/38	742,139	0.2
570,000		LB-UBS Commercial Mortgage Trust 2006-C4, 5.853%, 06/15/38	602,512	0.2
590,000		LB-UBS Commercial Mortgage Trust, 5.323%, 11/15/40	619,277	0.2
280,353		MASTR Adjustable Rate Mortgages Trust, 2.702%, 04/25/36	268,794	0.1
360,000		Merrill Lynch Mortgage Investors Trust Series 1998-C1-CTL, 6.750%, 11/15/26	375,452	0.1

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
			United States: (continued)
	52,114		Merrill Lynch Mortgage Investors Trust Series 2005-A8, 5.250%, 08/25/36	$52,154	0.0
	655,624		ML-CFC Commercial Mortgage Trust 2007-6, 5.331%, 03/12/51	657,687	0.2
	4,068,273	^	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8, 1.504%, 12/15/48	279,215	0.1
	890,000	#	Morgan Stanley Capital I Trust 2004-HQ4, 5.357%, 04/14/40	892,096	0.3
	990,000	#	Morgan Stanley Capital I Trust 2004-HQ4, 5.377%, 04/14/40	848,761	0.3
	1,690,000		Morgan Stanley Capital I Trust 2004-IQ7, 5.427%, 06/15/38	1,697,829	0.5
	860,000		Morgan Stanley Capital I Trust 2005-IQ10, 5.269%, 09/15/42	742,133	0.2
	800,000		Morgan Stanley Capital I Trust 2006-HQ10, 5.389%, 11/12/41	811,278	0.2
	961,363		Morgan Stanley Capital I Trust 2007-HQ13, 5.649%, 12/15/44	994,193	0.3
	260,000		Morgan Stanley Capital I Trust 2007-TOP27, 5.648%, 06/11/42	283,119	0.1
	865,000	#	Morgan Stanley Capital I Trust 2011-C1, 5.252%, 09/15/47	941,521	0.3
	460,000	#	Morgan Stanley Capital I Trust 2011-C1, 5.252%, 09/15/47	480,528	0.1
	570,000	#	Morgan Stanley Capital I Trust 2011-C1, 5.252%, 09/15/47	600,795	0.2
	507,058	#	Morgan Stanley Re-REMIC Trust 2010-C30, 5.246%, 12/17/43	509,074	0.2
	719,995	#	N-Star Real Estate CDO Ltd., 2.004%, 08/25/29	720,445	0.2
	12,898		Residential Accredit Loans, Inc., 3.130%, 04/25/35	1,701	0.0
	1,610,000	#	TIAA CMBS I Trust, 5.770%, 06/19/33	1,729,871	0.5
	6,824,162	#,^	UBS-Barclays Commercial Mortgage Trust, 2.162%, 08/10/49	818,420	0.3
	1,320,000	#	Wachovia Bank Commercial Mortgage Trust Series 2005-C17, 5.417%, 03/15/42	1,311,169	0.4
	650,000		Wachovia Bank Commercial Mortgage Trust Series 2007-C33, 5.953%, 02/15/51	618,411	0.2
	1,250,000		Wachovia Bank Commercial Mortgage Trust Series 2007-C33, 5.953%, 02/15/51	1,300,729	0.4
	769,480		WaMu Mortgage Pass Through Certificates, 2.324%, 12/25/36	686,384	0.2
	3,057,950	#,^	Wells Fargo Commercial Mortgage Trust 2012-C8, 2.225%, 08/15/45	345,755	0.1
	6,218,258	#,^	Wells Fargo Commercial Mortgage Trust 2012-LC5, 2.128%, 10/15/45	720,565	0.2
	1,010,855		Wells Fargo Mortgage Backed Securities 2005-AR14 Trust, 5.346%, 08/25/35	1,051,673	0.3
	408,351		Wells Fargo Mortgage-Backed Securities Trust, 2.610%, 02/25/35	413,171	0.1
	144,510		Wells Fargo Mortgage-Backed Securities Trust, 2.616%, 02/25/34	147,618	0.0

			Total Collateralized Mortgage Obligations
			(Cost $48,627,560)	49,213,437	15.1

STRUCTURED PRODUCTS: 0.1%
			Mexico: 0.1%
MXN	97,261		Reforma BLN-Backed I - Class 2A Asset Backed Variable Funding Notes, 11.870%, 05/22/15	6,992	0.0
MXN	170,161		Reforma BLN-Backed I - Class 2B Asset Backed Variable Funding Notes, 11.870%, 05/22/15	12,232	0.0
MXN	2,565,617		Reforma BLN-Backed I - Class 2C Asset Backed Variable Funding Notes, 11.870%, 05/22/15	184,430	0.1
MXN	186,979		Reforma BLN-Backed I - Class 2D Asset Backed Variable Funding Notes, 5.700%, 05/22/15	13,441	0.0
MXN	135,844		Reforma BLN-Backed I - Class 2E Asset Backed Variable Funding Notes, 5.700%, 05/22/15	9,765	0.0
MXN	86,756		Reforma BLN-Backed I - Class 2F Asset Backed Variable Funding Notes, 5.700%, 05/22/15	6,237	0.0
MXN	15,977		Reforma BLN-Backed I - Class 2G Asset Backed Variable Funding Notes, 5.700%, 05/22/15	1,148	0.0
				234,245	0.1

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
STRUCTURED PRODUCTS: (continued)
			Russia: 0.0%
RUB	11,097,000	±,X	Credit Suisse International - Moitk Total Return Linked Notes, 8.990%, 03/30/11	$–	–
RUB	19,450,000	X	Credit Suisse International - SPETSSTROY-2 Credit Linked Fully Funded Total Return Linked Notes, 05/24/15	–	–
RUB	7,683,819		Morgan Stanley & Co. International PLC - EM Whole Loan SA /Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 5.000%, 08/22/34	109,884	0.0
				109,884	0.0

		Total Structured Products
		(Cost $1,766,421)		344,129	0.1

U.S. TREASURY OBLIGATIONS: 7.0%
			U.S. Treasury Bonds: 0.7%
	2,200,000		3.750%, due 11/15/43	2,278,032	0.7

			U.S. Treasury Notes: 6.3%
	1,267,000		0.125%, due 04/30/15	1,266,852	0.4
	11,380,000		0.250%, due 02/29/16	11,350,662	3.5
	9,000		0.750%, due 03/15/17	8,968	0.0
	2,289,000		1.625%, due 03/31/19	2,278,180	0.7
	2,377,000		2.250%, due 03/31/21	2,376,792	0.7
	3,237,000		2.750%, due 02/15/24	3,244,840	1.0
				20,526,294	6.3

		Total U.S. Treasury Obligations
		(Cost $22,801,286)		22,804,326	7.0

U.S. GOVERNMENT AGENCY OBLIGATIONS: 6.6%
			Federal Home Loan Mortgage Corporation: 3.1%##
	60,259		0.605%, due 02/15/29	60,784	0.0
	22,871		0.655%, due 03/15/32	23,099	0.0
	90,100		0.655%, due 01/15/33	90,671	0.0
	31,968		1.105%, due 08/15/31	32,824	0.0
	18,635		1.105%, due 02/15/32	19,139	0.0
	19,005		1.155%, due 02/15/32	19,543	0.0
	18,527		1.155%, due 02/15/32	19,051	0.0
	28,132		1.155%, due 03/15/32	28,936	0.0
	19,406,830	^	4.000%, due 04/15/43	3,779,826	1.2
	10,235		5.000%, due 01/01/20	11,051	0.0
	47,279		5.000%, due 02/01/20	50,362	0.0
	295,722		5.000%, due 09/15/23	322,949	0.1
	860,000		5.000%, due 02/15/34	930,393	0.3
	905,000		5.000%, due 11/15/34	976,536	0.3
	24,491		5.000%, due 12/01/34	26,755	0.0
	27,138		5.500%, due 01/01/18	29,184	0.0
	9,521,018	^	5.845%, due 05/15/36	1,166,401	0.4
	7,123,586	^	5.895%, due 07/15/40	1,144,812	0.4
	194,247	^	5.995%, due 07/15/35	31,708	0.0
	21,892		6.000%, due 05/15/17	23,144	0.0
	76,804		6.000%, due 02/01/34	86,465	0.0
	6,662		6.500%, due 04/01/18	6,995	0.0
	21,449		6.500%, due 02/01/22	24,045	0.0
	29,960		6.500%, due 09/01/22	33,607	0.0
	76,527		6.500%, due 04/15/28	86,329	0.0
	15,427		6.500%, due 06/15/31	17,375	0.0
	136,836		6.500%, due 02/15/32	152,566	0.1
	100,715		6.500%, due 06/15/32	113,264	0.1
	7,445		6.500%, due 08/01/32	8,373	0.0
	18,902		6.500%, due 07/01/34	21,224	0.0
	12,434		6.500%, due 07/01/34	13,953	0.0
	96,361		6.750%, due 02/15/24	107,727	0.0
	139,862		7.000%, due 09/15/26	158,152	0.1
	23,138	^	7.000%, due 03/15/28	4,538	0.0
	132,399	^	7.000%, due 04/15/28	25,929	0.0
	216,796	^	7.495%, due 03/15/29	44,846	0.0
	116,989		7.500%, due 09/15/22	131,686	0.1
	213,548	^	7.545%, due 03/15/29	39,127	0.0
	291,906	^	8.795%, due 08/15/29	73,242	0.0
	20,833		23.815%, due 06/15/34	25,480	0.0
	42,129		24.182%, due 08/15/35	61,133	0.0
				10,023,224	3.1

			Federal National Mortgage Association: 2.4%##
	11,892		0.554%, due 11/25/33	11,932	0.0
	12,651		0.656%, due 10/18/32	12,782	0.0
	44,033		1.154%, due 12/25/31	45,285	0.0
	6,108		1.154%, due 04/25/32	6,282	0.0
	19,850		1.154%, due 04/25/32	20,415	0.0
	59,215		1.154%, due 09/25/32	60,903	0.0
	59,223		1.154%, due 12/25/32	60,911	0.0
	392,425		2.457%, due 10/01/36	415,800	0.1
	1,502,481	^	3.500%, due 08/25/33	208,824	0.1
	875,520	^	3.500%, due 08/25/43	176,708	0.1
	8,324,819	^	3.896%, due 02/25/37	345,056	0.1
	228,836		4.500%, due 08/25/25	247,108	0.1
	5,138,283	^	5.000%, due 05/25/18	329,973	0.1
	591,893		5.000%, due 07/25/40	628,303	0.2
	158,202		5.000%, due 06/01/41	173,716	0.1
	26,102		5.500%, due 09/01/19	27,819	0.0
	32,201		5.500%, due 09/01/19	34,625	0.0
	71,820		5.500%, due 09/01/24	79,263	0.0
	111,723	^	5.500%, due 07/01/33	21,044	0.0
	45,502	^	5.500%, due 06/01/35	8,837	0.0
	22,253		6.000%, due 03/25/17	23,390	0.0
	36,697		6.000%, due 06/01/17	38,748	0.0
	16,943		6.000%, due 05/01/21	18,662	0.0
	50,165		6.000%, due 01/25/32	54,930	0.0
	202,328	^	6.000%, due 12/01/32	40,782	0.0
	83,584	^	6.000%, due 02/01/33	16,989	0.0
	84,465	^	6.000%, due 03/01/33	15,383	0.0
	100,556	^	6.000%, due 03/01/33	20,433	0.0
	262,654		6.000%, due 11/01/34	295,837	0.1
	400,616		6.000%, due 04/01/35	451,211	0.2
	46,658	^	6.000%, due 09/01/35	7,771	0.0
	6,393,703	^	6.296%, due 02/25/42	1,263,442	0.4
	232,858	^	6.386%, due 06/25/37	35,795	0.0
	667,532	^	6.416%, due 06/25/36	111,364	0.0
	30,404		6.500%, due 04/25/29	33,969	0.0
	48,502		6.500%, due 11/25/29	53,793	0.0
	161,526		6.500%, due 12/01/29	183,010	0.1
	54,940		6.500%, due 10/25/31	60,716	0.0
	332,623	^	6.500%, due 02/01/32	68,578	0.0
	49,966		6.500%, due 04/25/32	54,341	0.0
	66,803		6.500%, due 01/01/34	75,862	0.0
	37,109	^	6.596%, due 05/25/35	6,838	0.0
	15,620	^	6.896%, due 10/25/22	183	0.0
	57,841	^	6.946%, due 06/25/23	7,742	0.0

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
			Federal National Mortgage Association: (continued)
	347		7.000%, due 09/01/14	$350	0.0
	3,619		7.000%, due 11/01/17	3,717	0.0
	55,116	^	7.000%, due 02/01/28	10,524	0.0
	586		7.000%, due 02/01/31	629	0.0
	68,947	^	7.000%, due 03/25/33	18,360	0.0
	1,390		7.000%, due 04/01/33	1,624	0.0
	54,694	^	7.000%, due 04/25/33	11,061	0.0
	182,773	^	7.076%, due 09/25/36	33,727	0.0
	319,662	^	7.396%, due 10/25/33	57,252	0.0
	263,155	^	7.476%, due 03/25/23	19,958	0.0
	80,769	^	7.500%, due 01/01/24	16,381	0.0
	44,047		7.500%, due 09/01/32	53,055	0.0
	111,234		7.500%, due 01/01/33	131,530	0.1
	200,554	^	7.596%, due 07/25/31	41,660	0.0
	113,369	^	7.596%, due 02/25/32	21,727	0.0
	65,118	^	7.796%, due 07/25/32	14,541	0.0
	125,535		23.383%, due 07/25/35	135,794	0.1
	68,118		23.634%, due 06/25/36	98,213	0.0
	40,488		24.001%, due 03/25/36	60,528	0.0
	75,232		27.481%, due 04/25/35	124,962	0.1
	798,511		32.679%, due 11/25/36	1,306,692	0.4
				8,017,640	2.4

			Government National Mortgage Association: 1.1%
	3,392,679	^	4.000%, due 04/20/38	450,995	0.2
	101,323		5.000%, due 04/15/34	111,904	0.0
	7,029,850	^	5.693%, due 06/20/40	1,139,069	0.4
	30,423		6.500%, due 02/20/35	35,610	0.0
	74,756		8.000%, due 01/16/30	86,724	0.0
	339,359		8.000%, due 02/16/30	396,210	0.1
	923,658		21.540%, due 03/20/37	1,322,904	0.4
				3,543,416	1.1

		Total U.S. Government Agency Obligations
		(Cost $19,365,664)		21,584,280	6.6

FOREIGN GOVERNMENT BONDS: 4.4%
			Brazil: 0.2%
BRL	705,000		Brazil Notas do Tesouro Nacional Series F, 6.000%, 05/15/45	695,778	0.2

			Canada: 0.2%
CAD	500,000		Canadian Government Bond, 3.500%, 12/01/45	502,080	0.2

			Germany: 0.1%
EUR	60,000		Bundesobligation, 1.000%, 02/22/19	84,131	0.0
EUR	170,000		Bundesschatzanweisungen, 0.150%, 12/11/15	233,623	0.1
EUR	10,000		Bundesrepublik Deutschland, 2.000%, 08/15/23	14,404	0.0
				332,158	0.1

			Mexico: 1.0%
MXN	38,330,000		Mexican Bonos, 6.500%, 06/10/21	3,076,635	1.0

			Russia: 0.7%
	600,000		Russian Foreign Bond - Eurobond, 4.875%, 09/16/23	596,250	0.2
	1,380,960		Russian Foreign Bond - Eurobond, 7.500%, 03/31/30	1,573,604	0.5
				2,169,854	0.7

			South Africa: 0.0%
ZAR	1,000,000		Transnet SOC Ltd., 10.800%, 11/06/23	102,977	0.0

			Spain: 1.0%
EUR	2,115,000	#	Spain Government Bond, 5.150%, 10/31/44	3,356,022	1.0

			United Kingdom: 1.2%
GBP	170,000		United Kingdom Gilt, 1.250%, 07/22/18	278,274	0.1
GBP	2,250,000		United Kingdom Gilt, 3.250%, 01/22/44	3,567,242	1.1
GBP	20,000		United Kingdom Gilt, 4.250%, 06/07/32	37,660	0.0
GBP	50,000		United Kingdom Gilt, 4.750%, 09/07/15	88,365	0.0
				3,971,541	1.2

		Total Foreign Government Bonds
		(Cost $13,647,083)		14,207,045	4.4

ASSET-BACKED SECURITIES: 6.6%
			Cayman Islands: 1.0%
	1,000,000	#	Blackrock Senior Income Series II, 2.085%, 05/25/17	982,374	0.3
	1,366,993	#	Sargas CLO I Ltd., 0.934%, 08/27/20	1,360,097	0.4
	1,000,000	#	WhiteHorse III Ltd/Corp, 2.088%, 05/01/18	984,857	0.3
				3,327,328	1.0

			United States: 5.6%
	1,000,000	#	Apidos CDO II, 1.039%, 12/21/18	976,615	0.3
	740,000	#	Ares XII CLO Ltd., 2.235%, 11/25/20	736,988	0.2
	950,000	#	Black Diamond CLO 2005-1 Delaware Corp., 1.005%, 06/20/17	921,666	0.3
	110,000		BMW Vehicle Owner Trust, 0.670%, 11/27/17	110,113	0.0
	220,000		BMW Vehicle Owner Trust, 1.120%, 04/27/20	219,277	0.1
	1,450,000	#	Castle Garden Funding, 1.986%, 10/27/20	1,436,112	0.4
	550,000		Chase Issuance Trust, 1.010%, 10/15/18	550,051	0.2
	330,000		Citibank Credit Card Issuance Trust, 5.650%, 09/20/19	376,310	0.1
	330,000		Discover Card Execution Note Trust, 1.040%, 04/15/19	330,536	0.1

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		United States: (continued)
120,000		Discover Card Execution Note Trust, 5.650%, 03/16/20	$136,792	0.0
562,432	#	Emporia Preferred Funding II Corp., 0.517%, 10/18/18	561,525	0.2
1,625,000	#	Gulf Stream - Compass CLO 2005-II Ltd., 1.037%, 01/24/20	1,604,189	0.5
400,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured 2007-1 Ltd., 0.686%, 08/07/21	388,002	0.1
220,000		Hyundai Auto Receivables Trust 2013-C, 1.550%, 03/15/19	222,143	0.1
200,000		Hyundai Auto Receivables Trust 2013-C, 2.100%, 03/15/19	203,288	0.1
250,000	#	Invitation Homes 2013-SFR1 Trust, 2.100%, 12/17/30	249,850	0.1
350,000	#	M&T Bank Auto Receivables Trust 2013-1, 1.060%, 11/15/17	352,563	0.1
1,840,000	#	Madison Park Funding I Ltd., 1.007%, 05/10/19	1,828,450	0.6
1,680,000	#	Madison Park Funding Ltd., 2.137%, 05/10/19	1,680,407	0.5
1,300,000	#	Morgan Stanley Investment Management Croton Ltd., 0.989%, 01/15/18	1,250,565	0.4
100,000		Santander Drive Auto Receivables Trust 2012-4, 3.500%, 06/15/18	104,025	0.0
330,000		Santander Drive Auto Receivables Trust 2014-1, 1.590%, 10/15/18	330,592	0.1
904,103		Securitized Asset Backed Receivables LLC Trust 2006-NC2, 0.394%, 03/25/36	767,014	0.2
900,000	#	Stanfield Azure CLO Ltd., 0.934%, 05/27/20	883,590	0.3
300,000	#	Stanfield Bristol CLO Ltd, 0.686%, 10/15/19	296,147	0.1
320,000		Toyota Auto Receivables 2013-B Owner Trust, 1.460%, 01/15/19	323,628	0.1
400,000		Volkswagen Auto Loan Enhanced Trust 2012-2, 0.660%, 03/20/19	398,301	0.1
1,000,000	#	WhiteHorse III Ltd./Corp, 0.988%, 05/01/18	992,082	0.3
			18,230,821	5.6

	Total Asset-Backed Securities
	(Cost $21,398,904)		21,558,149	6.6

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.1%
		United States: 0.1%
43,083	L	American Media, Inc.	$21,542	0.0
4,988	@	Resolute Forest Products	100,209	0.1
274		Rock-Tenn Co.	28,926	0.0

	Total Common Stock
	(Cost $1,315,740)		150,677	0.1

PREFERRED STOCK: 0.1%
		United States: 0.1%
10,550	P	Goldman Sachs Group, Inc./The	251,512	0.1

	Total Preferred Stock
	(Cost $262,695)		251,512	0.1

WARRANTS: –%
		Consumer Discretionary: –%
2,406	X	Media News Group	–	–

	Total Warrants
	(Cost $–)		–	–

INVESTMENT COMPANIES: 29.7%
		United States: 29.7%
1,355,548	**	Voya Emerging Markets Corporate Debt Fund - Class P	13,311,479	4.1
4,496,008	**	Voya Emerging Markets Hard Currency Sovereign Debt Fund - Class P	42,667,112	13.1
3,879,337	**	Voya Emerging Markets Local Currency Debt Fund - Class P	34,060,577	10.5
763,891	**	Voya High Yield Bond Fund - Class P	6,477,796	2.0

	Total Investment Companies
	(Cost $103,828,708)		96,516,964	29.7

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.4%
		Interest Rate Swaptions: 0.3%
66,300,000	@	Receive a fixed rate equal to 1.490% and pay a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 06/23/14 Counterparty: Goldman Sachs & Co.	27,014	0.0
66,300,000	@	Receive a fixed rate equal to 2.000% and pay a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 06/23/14 Counterparty: Goldman Sachs & Co.	532,167	0.2

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of March 31, 2014 (Unaudited) (Continued)

# of Contracts				Value	Percentage of Net Assets
PURCHASED OPTIONS: (continued)
			Interest Rate Swaptions: (continued)
	169,091,000	@	Receive a floating rate equal to the 6-month GBP-LIBOR-BBA and pay a fixed rate equal to 1.240%, Exp. 06/12/14 Counterparty: JPMorgan Chase & Co.	$417,880	0.1
				977,061	0.3

			Options on Currencies: 0.1%
	16,506,000	@	AUD Call vs. USD Put Currency Option, Strike @ 0.930, Exp. 04/16/14 Counterparty: JPMorgan Chase & Co.	91,891	0.0
	16,597,000	@	CAD Call vs. USD Put Currency Option, Strike @ 1.080, Exp. 06/17/14 Counterparty: HSBC	70,758	0.0
	331,300	@	CAD Put vs. USD Call Currency Option, Strike @ 0.000, Exp. 06/23/14 Counterparty: Credit Suisse Group AG	14,626	0.0
	13,492,000	@	JPY Call vs. USD Put Currency Option, Strike @ 100.750, Exp. 05/28/14 Counterparty: Barclays Bank PLC	71,605	0.0
	16,498,000	@	Put USD vs. EUR Call Currency Option, Strike @ 1.420, Exp. 06/30/14 Counterparty: Deutsche Bank AG	49,494	0.0
	23,526,000	@	USD Call vs. EUR Put Currency Option, Strike @ 1.320, Exp. 07/31/14 Counterparty: Deutsche Bank AG	98,012	0.1
				396,386	0.1

		Total Purchased Options
		(Cost $1,377,335)		1,373,447	0.4

		Total Long-Term Investments
		(Cost $301,495,346)		296,815,199	91.2

Principal Amount†				Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.5%
			Commercial Paper: 4.2%
	3,000,000		Amer Ele, 0.220%, 04/28/14	2,999,487	0.9
	3,000,000		Autozone Disc, 0.220%, 04/16/14	2,999,733	1.0
	970,000		Concord Minutemen, 0.250%, 05/02/14	969,784	0.3
	1,000,000		Devon Disc, 0.170%, 04/02/14	999,991	0.3
	2,000,000		Devon Energy CP, 0.200%, 04/25/14	1,999,722	0.6
	700,000		Dominion Res Inc, 0.220%, 04/22/14	699,906	0.2
	1,000,000		TD, 0.100%, 04/17/14	999,953	0.3
	1,000,000		Time Warner CBL CP, 0.230%, 04/17/14	999,891	0.3
	287,000		Time Warner CP, 0.250%, 04/21/14	286,958	0.1
	602,000		Time Warner, 0.250%, 04/14/14	601,942	0.2
				13,557,367	4.2

			Securities Lending Collateralcc(1): 0.4%
	1,000,000		Bank of Nova Scotia, Repurchase Agreement dated 03/31/14, 0.07%, due 04/01/14 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.000%-6.500%, Market Value plus accrued interest $1,020,002, due 01/31/16-11/01/43)	1,000,000	0.3
	201,677		Citigroup, Inc., Repurchase Agreement dated 03/31/14, 0.05%, due 04/01/14 (Repurchase Amount $201,677, collateralized by various U.S. Government Securities, 0.000%-4.625%, Market Value plus accrued interest $205,711, due 08/15/14-05/15/43)	201,677	0.1
				1,201,677	0.4

			Foreign Government Bonds: 0.5%
NGN	300,000,000	Z	Nigeria Treasury Bill, 11.240%, 04/10/14
			(Cost $1,811,973)	1,811,973	0.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.4%
1,366,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $1,366,000)	1,366,000	0.4

	Total Short-Term Investments
	(Cost $17,937,017)	17,937,017	5.5

	Total Investments in Securities (Cost $319,432,363)	$314,752,216	96.7
	Assets in Excess of Other Liabilities	10,798,434	3.3
	Net Assets	$325,550,650	100.0

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of March 31, 2014 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2014.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
**	Investment in affiliate
L	Loaned security, a portion or all of the security is on loan at March 31, 2014.
±	Defaulted security
X	Fair value determined by Voya funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

BRL	Brazilian Real
CAD	Canadian Dollar
EUR	EU Euro
GBP	British Pound
MXN	Mexican Peso
NGN	Nigerian Naira
RUB	Russian Ruble
ZAR	South African Rand

Cost for federal income tax purposes is $319,463,081.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$7,630,510
Gross Unrealized Depreciation	(12,341,375)

Net Unrealized Depreciation	$(4,710,865)

Sector Diversification	Percentage of Net Assets
Affiliated Mutual Funds	29.7%
Collateralized Mortgage Obligations	15.1
Financial	8.0
Other Asset-Backed Securities	5.0
Foreign Government Bonds	4.9
U.S. Treasury Obligations	4.2
Communications	3.8
Federal Home Loan Mortgage Corporation	3.1
Federal National Mortgage Association	2.2
U.S. Treasury Notes	2.1
Consumer, Non-cyclical	1.9
Basic Materials	1.8
Energy	1.6
Utilities	1.5
Government National Mortgage Association	1.1
Consumer, Cyclical	1.0
Technology	1.0
Industrial	0.7
U.S. Treasury Bonds	0.7
Asset-Backed Securities	0.6
Automobile Asset-Backed Securities	0.6
Credit Card Asset-Backed Securities	0.4
Interest Rate Swaptions	0.3
U.S. Government Agency Obligations	0.2
Options on Currencies	0.1
Structured Products	0.1
Consumer Discretionary	0.0
Short-Term Investments	5.0
Assets in Excess of Other Liabilities	3.3
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock
United States	$129,135	$–	$21,542	$150,677
Total Common Stock	129,135	–	21,542	150,677
Preferred Stock	251,512	–	–	251,512
Warrants	–	–	–	–
Purchased Options	–	1,373,447	–	1,373,447
Corporate Bonds/Notes	–	68,783,999	27,234	68,811,233
Collateralized Mortgage Obligations	–	48,596,400	617,037	49,213,437
Structured Products	–	–	344,129	344,129
Short-Term Investments	1,366,000	16,571,017	–	17,937,017
U.S. Treasury Obligations	–	22,804,326	–	22,804,326
U.S. Government Agency Obligations	–	21,584,280	–	21,584,280
Foreign Government Bonds	–	14,207,045	–	14,207,045
Investment Companies	96,516,964	–	–	96,516,964
Asset-Backed Securities	–	21,558,149	–	21,558,149
Total Investments, at fair value	$98,263,611	$215,478,663	$1,009,942	$314,752,216
Other Financial Instruments+
Centrally Cleared Swaps	–	50,289	–	50,289
Forward Foreign Currency Contracts	–	7,023,621	–	7,023,621
Futures	217,080	–	–	217,080
Total Assets	$98,480,691	$222,552,573	$1,009,942	$322,043,206
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(379,310)	$–	$(379,310)
Forward Foreign Currency Contracts	–	(7,600,096)	–	(7,600,096)
Futures	(230,605)	–	–	(230,605)
Written Options	–	(814,805)	–	(814,805)
Total Liabilities	$(230,605)	$(8,794,211)	$–	$(9,024,816)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 3/31/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$12,900,045	$153,849	$-	$257,585	$13,311,479	$153,849	$-	$-
Voya Emerging Markets Hard Currency Sovereign Debt Fund - Class P	40,986,686	553,840	-	1,126,586	42,667,112	553,841	-	-
Voya Emerging Markets Local Currency Debt Fund - Class P	33,646,283	179,035	-	235,259	34,060,577	179,035	-	-
Voya High Yield Bond Fund - Class P	6,279,952	99,663	-	98,181	6,477,796	97,335	-	-
	$93,812,966	$986,387	$-	$1,717,611	$96,516,964	$984,060	$-	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2014, the following forward foreign currency contracts were outstanding for the Voya Global Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	Philippine Peso	106,716,280	Buy	05/09/14	$2,372,000	$2,383,630	$11,630
Barclays Bank PLC	Australian Dollar	10,901,316	Buy	05/09/14	9,942,000	10,084,183	142,183
Barclays Bank PLC	EU Euro	16,542,341	Buy	05/09/14	22,801,582	22,787,885	(13,697)
Barclays Bank PLC	Japanese Yen	125,787,642	Buy	05/09/14	1,231,000	1,218,941	(12,059)
Barclays Bank PLC	Norwegian Krone	7,866,829	Buy	05/09/14	1,296,000	1,311,922	15,922
Barclays Bank PLC	Canadian Dollar	1,685,412	Buy	05/09/14	1,497,000	1,523,239	26,239
Barclays Bank PLC	Norwegian Krone	10,276,409	Buy	05/09/14	1,688,000	1,713,759	25,759
Barclays Bank PLC	Australian Dollar	2,245,647	Buy	05/09/14	2,026,000	2,077,319	51,319
Barclays Bank PLC	Australian Dollar	7,382,290	Buy	05/09/14	6,651,000	6,828,933	177,933
Barclays Bank PLC	Canadian Dollar	1,655,016	Buy	05/09/14	1,489,000	1,495,768	6,768
Barclays Bank PLC	Norwegian Krone	10,089,475	Buy	05/09/14	1,687,000	1,682,585	(4,415)
Barclays Bank PLC	British Pound	2,154,537	Buy	05/09/14	3,606,865	3,590,939	(15,926)
Barclays Bank PLC	South Korean Won	2,147,788,500	Buy	05/09/14	2,015,000	2,017,847	2,847
Barclays Bank PLC	Japanese Yen	92,223,049	Buy	05/09/14	900,446	893,684	(6,762)
Barclays Bank PLC	Swiss Franc	8,971,832	Buy	05/09/14	10,165,000	10,151,559	(13,441)
Barclays Bank PLC	Taiwan New Dollar	20,178,605	Buy	05/09/14	667,061	663,402	(3,659)
Barclays Bank PLC	British Pound	1,015,416	Buy	05/09/14	1,700,000	1,692,381	(7,619)
Barclays Bank PLC	New Zealand Dollar	4,033,117	Buy	05/09/14	3,371,000	3,489,538	118,538

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Canadian Dollar	1,952,190	Buy	05/09/14	$1,751,000	$1,764,347	$13,347
Barclays Bank PLC	Mexican Peso	22,970,963	Buy	06/06/14	1,722,000	1,750,555	28,555
Barclays Bank PLC	Brazilian Real	1,962,314	Buy	06/06/14	819,714	850,009	30,295
Barclays Bank PLC	Polish Zloty	14,865,013	Buy	06/06/14	4,848,341	4,895,456	47,115
Barclays Bank PLC	South Korean Won	5,516,594,518	Buy	05/09/14	5,062,489	5,182,840	120,351
Barclays Bank PLC	Israeli New Shekel	2,615,982	Buy	06/06/14	748,428	749,691	1,263
Barclays Bank PLC	Peruvian Nuevo Sol	9,352,716	Buy	06/06/14	3,288,000	3,298,414	10,414
Citigroup, Inc.	Australian Dollar	1,485,833	Buy	05/09/14	1,377,000	1,374,459	(2,541)
Citigroup, Inc.	Norwegian Krone	9,131,473	Buy	05/09/14	1,519,000	1,522,822	3,822
Citigroup, Inc.	Australian Dollar	1,768,177	Buy	05/09/14	1,626,000	1,635,640	9,640
Citigroup, Inc.	British Pound	1,802,861	Buy	05/09/14	2,977,000	3,004,806	27,806
Citigroup, Inc.	Norwegian Krone	18,164,337	Buy	05/09/14	2,997,000	3,029,200	32,200
Citigroup, Inc.	Swedish Krona	11,172,000	Buy	05/09/14	1,750,000	1,725,116	(24,884)
Citigroup, Inc.	Australian Dollar	823,074	Buy	05/09/14	740,000	761,378	21,378
Citigroup, Inc.	Australian Dollar	792,348	Buy	05/09/14	715,000	732,956	17,956
Citigroup, Inc.	Japanese Yen	196,665,600	Buy	05/09/14	1,920,000	1,905,782	(14,218)
Citigroup, Inc.	Canadian Dollar	5,109,234	Buy	05/09/14	4,604,000	4,617,615	13,615
Citigroup, Inc.	Mexican Peso	40,939,994	Buy	06/06/14	3,119,000	3,119,925	925
Citigroup, Inc.	Japanese Yen	339,783,333	Buy	05/09/14	3,333,333	3,292,659	(40,674)
Citigroup, Inc.	Japanese Yen	682,980,000	Buy	05/09/14	6,666,667	6,618,396	(48,271)
Citigroup, Inc.	Japanese Yen	339,816,666	Buy	05/09/14	3,333,333	3,292,982	(40,351)
Citigroup, Inc.	New Zealand Dollar	1,451,503	Buy	06/06/14	1,235,000	1,252,979	17,979
Citigroup, Inc.	Swiss Franc	1,185,831	Buy	05/09/14	1,317,000	1,341,758	24,758
Citigroup, Inc.	Australian Dollar	1,419,410	Buy	05/09/14	1,255,845	1,313,016	57,171
Citigroup, Inc.	Danish Krone	6,741,468	Buy	05/09/14	1,221,665	1,244,281	22,616
Citigroup, Inc.	Japanese Yen	3,553,641,048	Buy	05/09/14	35,056,556	34,436,441	(620,115)
Citigroup, Inc.	Hong Kong Sar Dollar	762,813	Buy	05/09/14	98,253	98,358	105
Citigroup, Inc.	Indian Rupee	70,508,040	Buy	05/09/14	1,101,000	1,166,354	65,354
Credit Suisse Group AG	Swedish Krona	19,493,262	Buy	05/09/14	3,018,000	3,010,037	(7,963)
Credit Suisse Group AG	Canadian Dollar	3,708,524	Buy	05/09/14	3,310,000	3,351,684	41,684
Credit Suisse Group AG	Swedish Krona	20,501,222	Buy	05/09/14	3,232,000	3,165,681	(66,319)
Credit Suisse Group AG	Canadian Dollar	4,191,914	Buy	05/09/14	3,788,000	3,788,562	562
Credit Suisse Group AG	EU Euro	14,658,724	Buy	05/09/14	20,424,000	20,193,110	(230,890)
Credit Suisse Group AG	EU Euro	2,365,838	Buy	05/09/14	3,302,000	3,259,058	(42,942)
Credit Suisse Group AG	Norwegian Krone	10,078,309	Buy	05/09/14	1,698,000	1,680,723	(17,277)
Credit Suisse Group AG	British Pound	585,728	Buy	05/09/14	973,000	976,226	3,226
Credit Suisse Group AG	EU Euro	830,798	Buy	05/09/14	1,147,000	1,144,465	(2,535)
Credit Suisse Group AG	EU Euro	7,374,465	Buy	05/09/14	10,125,480	10,158,687	33,207
Credit Suisse Group AG	British Pound	1,350,317	Buy	05/09/14	2,258,000	2,250,556	(7,444)
Credit Suisse Group AG	Australian Dollar	3,586,981	Buy	05/09/14	3,196,000	3,318,111	122,111
Credit Suisse Group AG	New Zealand Dollar	4,148,599	Buy	05/09/14	3,425,000	3,589,456	164,456
Credit Suisse Group AG	New Zealand Dollar	4,562,106	Buy	05/09/14	3,761,000	3,947,231	186,231
Credit Suisse Group AG	Swiss Franc	2,661,000	Buy	05/09/14	3,000,000	3,010,901	10,901
Credit Suisse Group AG	Australian Dollar	2,009,204	Buy	05/09/14	1,790,000	1,858,600	68,600
Credit Suisse Group AG	British Pound	1,038,342	Buy	05/09/14	1,698,000	1,730,590	32,590
Credit Suisse Group AG	Swedish Krona	11,433,500	Buy	05/09/14	1,759,000	1,765,495	6,495
Credit Suisse Group AG	Australian Dollar	7,592,529	Buy	05/09/14	6,722,000	7,023,414	301,414

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Credit Suisse Group AG	Australian Dollar	3,796,024	Buy	05/09/14	$3,361,000	$3,511,485	$150,485
Credit Suisse Group AG	Norwegian Krone	30,481,946	Buy	05/09/14	4,831,538	5,083,363	251,825
Credit Suisse Group AG	Singapore Dollar	1,035,789	Buy	05/09/14	812,229	823,442	11,213
Deutsche Bank AG	South Korean Won	3,256,736,000	Buy	05/09/14	3,038,000	3,059,703	21,703
Deutsche Bank AG	Australian Dollar	14,500,027	Buy	05/09/14	13,290,000	13,413,145	123,145
Deutsche Bank AG	EU Euro	1,077,415	Buy	05/09/14	1,487,000	1,484,192	(2,808)
Deutsche Bank AG	British Pound	3,087,675	Buy	05/09/14	5,103,000	5,146,187	43,187
Deutsche Bank AG	British Pound	796,459	Buy	05/09/14	1,324,000	1,327,447	3,447
Deutsche Bank AG	Australian Dollar	2,023,699	Buy	05/09/14	1,811,000	1,872,008	61,008
Deutsche Bank AG	Canadian Dollar	1,828,222	Buy	05/09/14	1,641,000	1,652,307	11,307
Deutsche Bank AG	Colombian Peso	5,303,372,000	Buy	06/06/14	2,657,000	2,676,023	19,023
Deutsche Bank AG	Australian Dollar	3,387,385	Buy	05/09/14	3,029,000	3,133,476	104,476
Deutsche Bank AG	Swedish Krona	21,123,709	Buy	05/09/14	3,228,000	3,261,802	33,802
Deutsche Bank AG	Canadian Dollar	3,383,832	Buy	05/09/14	3,054,000	3,058,234	4,234
Deutsche Bank AG	Swiss Franc	2,710,425	Buy	05/09/14	3,054,000	3,066,825	12,825
Deutsche Bank AG	Swiss Franc	2,718,655	Buy	05/09/14	3,065,000	3,076,137	11,137
Deutsche Bank AG	British Pound	808,469	Buy	05/09/14	1,346,000	1,347,464	1,464
Deutsche Bank AG	British Pound	1,216,305	Buy	05/09/14	2,016,000	2,027,200	11,200
Deutsche Bank AG	Norwegian Krone	9,755,745	Buy	05/09/14	1,585,000	1,626,930	41,930
Deutsche Bank AG	New Zealand Dollar	8,395,833	Buy	05/09/14	6,851,000	7,264,253	413,253
Deutsche Bank AG	EU Euro	45,162,058	Buy	05/09/14	61,039,909	62,212,948	1,173,039
Deutsche Bank AG	New Zealand Dollar	12,120,954	Buy	05/09/14	9,824,640	10,487,308	662,668
Deutsche Bank AG	South Korean Won	336,028,000	Buy	05/09/14	308,000	315,698	7,698
Deutsche Bank AG	Czech Koruna	7,832,221	Buy	06/06/14	395,287	393,209	(2,078)
Goldman Sachs & Co.	Australian Dollar	11,216,663	Buy	05/09/14	9,995,000	10,375,892	380,892
Goldman Sachs & Co.	Canadian Dollar	7,541,476	Buy	05/09/14	6,840,000	6,815,824	(24,176)
HSBC	Philippine Peso	198,698,359	Buy	05/09/14	4,358,854	4,438,154	79,300
JPMorgan Chase & Co.	EU Euro	2,370,045	Buy	05/09/14	3,258,449	3,264,853	6,404
JPMorgan Chase & Co.	EU Euro	2,276,135	Buy	05/09/14	3,141,000	3,135,487	(5,513)
JPMorgan Chase & Co.	Canadian Dollar	1,645,828	Buy	05/09/14	1,485,000	1,487,464	2,464
JPMorgan Chase & Co.	New Zealand Dollar	7,955,420	Buy	05/09/14	6,717,000	6,883,199	166,199
JPMorgan Chase & Co.	Japanese Yen	245,613,870	Buy	05/09/14	2,378,000	2,380,113	2,113
JPMorgan Chase & Co.	Canadian Dollar	173,917	Buy	05/09/14	156,730	157,183	453
JPMorgan Chase & Co.	Japanese Yen	1,395,533,049	Buy	05/09/14	13,693,000	13,523,367	(169,633)
JPMorgan Chase & Co.	New Zealand Dollar	4,128,769	Buy	05/09/14	3,400,000	3,572,299	172,299
JPMorgan Chase & Co.	Australian Dollar	1,492,177	Buy	05/09/14	1,341,000	1,380,327	39,327
JPMorgan Chase & Co.	EU Euro	836,553	Buy	05/09/14	1,141,000	1,152,393	11,393
JPMorgan Chase & Co.	British Pound	746,194	Buy	05/09/14	1,218,000	1,243,672	25,672
JPMorgan Chase & Co.	Mexican Peso	9,250,643	Buy	06/06/14	693,164	704,966	11,802
JPMorgan Chase & Co.	Polish Zloty	12,372,831	Buy	06/06/14	4,067,000	4,074,712	7,712
UBS AG	EU Euro	1,270,506	Buy	05/09/14	1,747,000	1,750,184	3,184
UBS AG	Swedish Krona	9,666,189	Buy	05/09/14	1,506,000	1,492,597	(13,403)
UBS AG	Australian Dollar	1,498,186	Buy	05/09/14	1,350,000	1,385,886	35,886
UBS AG	Australian Dollar	2,576,003	Buy	05/09/14	2,290,000	2,382,913	92,913
UBS AG	Swedish Krona	14,685,195	Buy	05/09/14	2,277,000	2,267,603	(9,397)
UBS AG	Swedish Krona	9,983,793	Buy	05/09/14	1,528,000	1,541,640	13,640
UBS AG	Canadian Dollar	838,409	Buy	05/09/14	755,000	757,736	2,736
							$4,874,728

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	Canadian Dollar	2,566,258	Sell	05/09/14	$2,318,000	$2,319,328	$(1,328)
Barclays Bank PLC	Swedish Krona	8,408,078	Sell	05/09/14	1,313,000	1,298,327	14,673
Barclays Bank PLC	Australian Dollar	7,311,427	Sell	05/09/14	6,664,000	6,763,382	(99,382)
Barclays Bank PLC	Canadian Dollar	1,850,805	Sell	05/09/14	1,650,000	1,672,718	(22,718)
Barclays Bank PLC	Swedish Krona	11,521,342	Sell	05/09/14	1,794,000	1,779,059	14,941
Barclays Bank PLC	Swedish Krona	11,077,363	Sell	05/09/14	1,730,000	1,710,503	19,497
Barclays Bank PLC	Norwegian Krone	9,573,280	Sell	05/09/14	1,600,000	1,596,501	3,499
Barclays Bank PLC	Australian Dollar	7,325,351	Sell	05/09/14	6,669,000	6,776,263	(107,263)
Barclays Bank PLC	Australian Dollar	3,960,211	Sell	05/09/14	3,603,000	3,663,364	(60,364)
Barclays Bank PLC	Canadian Dollar	1,875,193	Sell	05/09/14	1,692,000	1,694,759	(2,759)
Barclays Bank PLC	British Pound	45,655	Sell	05/09/14	75,837	76,093	(256)
Barclays Bank PLC	New Zealand Dollar	7,976,554	Sell	05/09/14	6,709,000	6,901,484	(192,484)
Barclays Bank PLC	EU Euro	1,550,880	Sell	05/09/14	2,150,000	2,136,413	13,587
Barclays Bank PLC	EU Euro	1,215,965	Sell	05/09/14	1,687,000	1,675,052	11,948
Barclays Bank PLC	Canadian Dollar	1,759,220	Sell	05/09/14	1,602,000	1,589,945	12,055
Barclays Bank PLC	British Pound	100,307	Sell	05/09/14	167,606	167,180	426
Barclays Bank PLC	Norwegian Krone	10,114,164	Sell	05/09/14	1,682,000	1,686,702	(4,702)
Barclays Bank PLC	New Zealand Dollar	4,033,117	Sell	05/09/14	3,371,000	3,489,538	(118,538)
Barclays Bank PLC	EU Euro	1,433,697	Sell	05/09/14	1,958,000	1,974,988	(16,988)
Barclays Bank PLC	EU Euro	1,665,652	Sell	05/09/14	2,288,459	2,294,517	(6,058)
Barclays Bank PLC	New Zealand Dollar	4,190,239	Sell	05/09/14	3,459,000	3,625,483	(166,483)
Barclays Bank PLC	Philippine Peso	46,462,000	Sell	05/09/14	1,040,000	1,037,782	2,218
Barclays Bank PLC	Australian Dollar	3,449,435	Sell	05/09/14	3,078,000	3,190,875	(112,875)
Barclays Bank PLC	New Zealand Dollar	4,119,065	Sell	05/09/14	3,400,000	3,563,903	(163,903)
Barclays Bank PLC	Japanese Yen	66,572,888	Sell	05/09/14	651,000	645,122	5,878
Barclays Bank PLC	Australian Dollar	17,777,114	Sell	05/09/14	15,819,000	16,444,590	(625,590)
Barclays Bank PLC	Canadian Dollar	945,626	Sell	05/09/14	853,000	854,637	(1,637)
Barclays Bank PLC	Canadian Dollar	1,110,201	Sell	05/09/14	1,001,000	1,003,376	(2,376)
Barclays Bank PLC	British Pound	461,827	Sell	05/09/14	752,518	769,722	(17,204)
Barclays Bank PLC	Indonesian Rupiah	30,053,225,640	Sell	05/09/14	2,431,884	2,663,617	(231,733)
Barclays Bank PLC	South African Rand	58,010,297	Sell	06/06/14	5,284,954	5,454,194	(169,240)
Barclays Bank PLC	Polish Zloty	24,236,241	Sell	06/06/14	7,988,609	7,981,658	6,951
Barclays Bank PLC	Russian Ruble	171,277,361	Sell	06/06/14	4,691,245	4,797,693	(106,448)
Barclays Bank PLC	Mexican Peso	97,360,057	Sell	06/06/14	7,312,772	7,419,544	(106,772)
Citigroup, Inc.	Japanese Yen	684,180,550	Sell	05/09/14	6,700,000	6,630,029	69,971
Citigroup, Inc.	British Pound	1,873,018	Sell	05/09/14	3,103,000	3,121,734	(18,734)
Citigroup, Inc.	Swedish Krona	9,648,940	Sell	05/09/14	1,506,000	1,489,934	16,066
Citigroup, Inc.	British Pound	1,905,678	Sell	05/09/14	3,143,000	3,176,168	(33,168)
Citigroup, Inc.	Swedish Krona	19,270,410	Sell	05/09/14	2,997,000	2,975,626	21,374
Citigroup, Inc.	Japanese Yen	754,791,396	Sell	05/09/14	7,453,000	7,314,281	138,719
Citigroup, Inc.	Canadian Dollar	1,735,841	Sell	05/09/14	1,566,000	1,568,815	(2,815)
Citigroup, Inc.	Japanese Yen	701,926,912	Sell	05/09/14	6,784,000	6,802,000	(18,000)
Citigroup, Inc.	EU Euro	819,990	Sell	05/09/14	1,126,000	1,129,576	(3,576)
Citigroup, Inc.	Japanese Yen	705,419,440	Sell	05/09/14	6,952,000	6,835,844	116,156
Citigroup, Inc.	Canadian Dollar	2,348,074	Sell	05/09/14	2,121,000	2,122,139	(1,139)
Citigroup, Inc.	Norwegian Krone	9,125,036	Sell	05/09/14	1,466,000	1,521,749	(55,749)
Citigroup, Inc.	Norwegian Krone	9,493,126	Sell	05/09/14	1,523,000	1,583,134	(60,134)
Citigroup, Inc.	Mexican Peso	20,732,564	Sell	06/06/14	1,565,388	1,579,973	(14,585)
Citigroup, Inc.	Philippine Peso	129,736,370	Sell	05/09/14	2,857,000	2,897,810	(40,810)
Citigroup, Inc.	British Pound	159,387	Sell	05/09/14	260,000	265,648	(5,648)
Citigroup, Inc.	Thai Baht	45,852,799	Sell	05/09/14	1,377,056	1,411,138	(34,082)
Citigroup, Inc.	Russian Ruble	81,649,710	Sell	06/06/14	2,194,000	2,287,110	(93,110)
Credit Suisse Group AG	Canadian Dollar	1,871,197	Sell	05/09/14	1,677,000	1,691,147	(14,147)
Credit Suisse Group AG	Australian Dollar	3,400,592	Sell	05/09/14	3,101,000	3,145,693	(44,693)
Credit Suisse Group AG	Canadian Dollar	7,279,672	Sell	05/09/14	6,476,000	6,579,210	(103,210)
Credit Suisse Group AG	Swedish Krona	9,971,667	Sell	05/09/14	1,558,000	1,539,767	18,233
Credit Suisse Group AG	Japanese Yen	351,560,000	Sell	05/09/14	3,400,000	3,406,781	(6,781)
Credit Suisse Group AG	Swiss Franc	2,579,640	Sell	05/09/14	2,898,000	2,918,843	(20,843)

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Credit Suisse Group AG	British Pound	3,666,627	Sell	05/09/14	$6,113,000	$6,111,119	$1,881
Credit Suisse Group AG	Swedish Krona	5,997,948	Sell	05/09/14	917,773	926,169	(8,396)
Credit Suisse Group AG	Canadian Dollar	9,646,645	Sell	05/09/14	8,684,240	8,718,430	(34,190)
Credit Suisse Group AG	Chilean Peso	110,865,205	Sell	06/06/14	196,919	200,802	(3,883)
Credit Suisse Group AG	Turkish Lira	8,135,616	Sell	06/06/14	3,581,605	3,728,335	(146,730)
Credit Suisse Group AG	Romanian New Leu	2,380,567	Sell	06/06/14	724,788	732,322	(7,534)
Deutsche Bank AG	British Pound	1,315,137	Sell	05/09/14	2,185,000	2,191,922	(6,922)
Deutsche Bank AG	EU Euro	2,135,458	Sell	05/09/14	2,948,000	2,941,698	6,302
Deutsche Bank AG	Norwegian Krone	8,658,903	Sell	05/09/14	1,433,000	1,444,013	(11,013)
Deutsche Bank AG	Swedish Krona	11,080,003	Sell	05/09/14	1,724,000	1,710,910	13,090
Deutsche Bank AG	EU Euro	987,526	Sell	05/09/14	1,371,000	1,360,365	10,635
Deutsche Bank AG	Australian Dollar	1,206,307	Sell	05/09/14	1,090,000	1,115,886	(25,886)
Deutsche Bank AG	EU Euro	2,378,106	Sell	05/09/14	3,302,000	3,275,957	26,043
Deutsche Bank AG	EU Euro	8,343,519	Sell	05/09/14	11,563,324	11,493,605	69,719
Deutsche Bank AG	British Pound	2,040,794	Sell	05/09/14	3,398,000	3,401,365	(3,365)
Deutsche Bank AG	Australian Dollar	1,896,502	Sell	05/09/14	1,699,000	1,754,345	(55,345)
Deutsche Bank AG	New Zealand Dollar	1,938,201	Sell	05/09/14	1,596,000	1,676,973	(80,973)
Deutsche Bank AG	EU Euro	2,916,515	Sell	05/09/14	4,000,000	4,017,642	(17,642)
Deutsche Bank AG	Swedish Krona	28,422,314	Sell	05/09/14	4,373,000	4,388,810	(15,810)
Deutsche Bank AG	New Zealand Dollar	4,339,964	Sell	05/09/14	3,600,000	3,755,029	(155,029)
Deutsche Bank AG	Malaysian Ringgit	3,880,109	Sell	05/09/14	1,171,000	1,189,924	(18,924)
Deutsche Bank AG	Norwegian Krone	9,316,416	Sell	05/09/14	1,520,000	1,553,665	(33,665)
Deutsche Bank AG	EU Euro	4,842,668	Sell	05/09/14	6,610,000	6,671,013	(61,013)
Deutsche Bank AG	EU Euro	4,901,643	Sell	05/09/14	6,653,000	6,752,253	(99,253)
Deutsche Bank AG	Swiss Franc	8,803,548	Sell	05/09/14	9,735,207	9,961,146	(225,939)
Deutsche Bank AG	Malaysian Ringgit	12,039,650	Sell	05/09/14	3,578,969	3,692,233	(113,264)
Deutsche Bank AG	Brazilian Real	13,444,182	Sell	06/06/14	5,624,004	5,823,574	(199,570)
Deutsche Bank AG	Hungarian Forint	407,161,014	Sell	06/06/14	1,799,607	1,818,573	(18,966)
Goldman Sachs & Co.	Canadian Dollar	7,316,323	Sell	05/09/14	6,641,000	6,612,335	28,665
Goldman Sachs & Co.	Australian Dollar	5,528,178	Sell	05/09/14	4,992,000	5,113,801	(121,801)
Goldman Sachs & Co.	Australian Dollar	5,414,721	Sell	05/09/14	4,873,000	5,008,848	(135,848)
Goldman Sachs & Co.	New Zealand Dollar	16,466,220	Sell	05/09/14	13,642,000	14,246,924	(604,924)
Goldman Sachs & Co.	Canadian Dollar	7,513,410	Sell	05/09/14	6,813,000	6,790,458	22,542
Goldman Sachs & Co.	Australian Dollar	8,219,886	Sell	05/09/14	7,318,000	7,603,746	(285,746)
HSBC	Canadian Dollar	4,301,489	Sell	05/09/14	3,888,000	3,887,593	407
HSBC	South Korean Won	1,061,390,400	Sell	05/09/14	992,000	997,176	(5,176)
HSBC	Malaysian Ringgit	217,230	Sell	05/09/14	65,000	66,619	(1,619)
HSBC	Colombian Peso	4,618,588,950	Sell	06/06/14	2,241,000	2,330,489	(89,489)
HSBC	Indian Rupee	63,392,952	Sell	05/09/14	991,289	1,048,655	(57,366)
HSBC	Peruvian Nuevo Sol	6,242,665	Sell	06/06/14	2,198,896	2,201,595	(2,699)
HSBC	Colombian Peso	2,536,655,263	Sell	06/06/14	1,232,768	1,279,968	(47,200)
JPMorgan Chase & Co.	Canadian Dollar	1,489,426	Sell	05/09/14	1,324,000	1,346,111	(22,111)
JPMorgan Chase & Co.	Australian Dollar	1,423,512	Sell	05/09/14	1,287,000	1,316,809	(29,809)
JPMorgan Chase & Co.	Japanese Yen	63,518,116	Sell	05/09/14	621,000	615,520	5,480
JPMorgan Chase & Co.	New Zealand Dollar	1,661,176	Sell	05/09/14	1,370,000	1,437,285	(67,285)
JPMorgan Chase & Co.	Canadian Dollar	1,166,013	Sell	05/09/14	1,057,000	1,053,817	3,183
JPMorgan Chase & Co.	New Zealand Dollar	1,909,524	Sell	06/06/14	1,597,000	1,648,355	(51,355)

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	Australian Dollar	2,024,502	Sell	05/09/14	$1,826,000	$1,872,751	$(46,751)
UBS AG	Canadian Dollar	1,737,192	Sell	05/09/14	1,566,000	1,570,037	(4,037)
UBS AG	Australian Dollar	1,385,756	Sell	05/09/14	1,235,000	1,281,884	(46,884)
UBS AG	Swedish Krona	8,083,815	Sell	05/09/14	1,252,000	1,248,256	3,744
UBS AG	Norwegian Krone	19,532,644	Sell	05/09/14	3,180,000	3,257,388	(77,388)
UBS AG	Swiss Franc	2,191,564	Sell	05/09/14	2,436,000	2,479,738	(43,738)
UBS AG	Swiss Franc	1,550,691	Sell	05/09/14	1,718,000	1,754,595	(36,595)
UBS AG	Norwegian Krone	8,456,610	Sell	05/09/14	1,339,000	1,410,278	(71,278)
UBS AG	Swiss Franc	395,779	Sell	05/09/14	438,000	447,820	(9,820)
UBS AG	Mexican Peso	13,785,161	Sell	06/06/14	1,032,000	1,050,530	(18,530)
							$(5,451,203)

Voya Global Bond Portfolio Open Futures Contracts on March 31, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Australia 10-Year Bond	212	06/16/14	$22,717,829	$142,000
Australia 3-Year Bond	21	06/16/17	2,111,066	(1,510)
Canada 10-Year Bond	49	06/19/14	5,758,996	10,807
Euro-BUXL 30-Year Bond	20	06/06/14	3,553,804	41,923
Euro-Schatz	287	06/06/14	43,656,722	(666)
Long Gilt	62	06/12/14	11,321,308	(26,844)
Short Gilt	5	06/26/14	863,245	(1,425)
			$89,982,970	$164,285
Short Contracts
Euro-Bobl 5-Year	(74)	06/06/14	(12,781,049)	11,748
Euro-Bund	(94)	06/06/14	(18,567,678)	(38,084)
U.S. Treasury 10-Year Note	(122)	06/30/14	(15,067,000)	(29,993)
U.S. Treasury 2-Year Note	(103)	06/30/14	(22,614,938)	10,602
U.S. Treasury 5-Year Note	(378)	06/30/14	(44,964,283)	(51,970)
U.S. Treasury Long Bond	(4)	06/19/14	(532,875)	(323)
U.S. Treasury Ultra Long Bond	(115)	06/19/14	(16,613,906)	(79,790)
			$(131,141,729)	$(177,810)

Voya Global Bond Portfolio Centrally Cleared Interest Rate Swap Agreements Outstanding on March 31, 2014:

	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 3.790% and pay a floating rate based on 3-month NZD-BBR-FRA	06/12/15	NZD	96,200,000	$(28,936)	$(28,678)
Receive a floating rate on 3-month NZD-BBR-FRA and pay a fixed rate equal to 5.085%	02/25/24	NZD	6,615,000	(27,147)	(25,905)
Receive a fixed rate equal to 2.570% and pay a floating rate based on the 3-month SEK-STIBOR	02/25/24	SEK	35,848,000	50,234	50,289
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.842%	09/16/18	USD	33,900,000	(324,727)	(324,727)
				$(330,576)	$(329,021)

Voya Global Bond Portfolio Written OTC Options on March 31, 2014:

Notional Amount	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Currencies
23,526,000	Deutsche Bank AG	Put USD vs. Call EUR	1.380	USD	07/31/14	$282,861	$(345,844)
		Total Written OTC Options				$282,861	$(345,844)

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Voya Global Bond Portfolio Written Swaptions Open on March 31, 2014:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	JPMorgan Chase & Co.	6-month GBP-LIBOR-BBA	Pay	3.100%	06/12/14	GBP	37,538,000	$281,011	$(214,218)
Call OTC Swaption	Goldman Sachs & Co.	3-month USD-LIBOR-BBA	Receive	1.700%	06/23/14	USD	132,600,000	233,708	(254,743)
			Total Written Swaptions					$514,719	$(468,961)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Purchased Options	$396,386
Interest rate contracts	Purchased Options	977,061
Foreign exchange contracts	Forward foreign currency contracts	7,023,621
Interest rate contracts	Futures contracts	217,080
Interest rate contracts	Interest rate swaps*	325,127
Total Asset Derivatives		$8,939,275

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$7,600,096
Interest rate contracts	Futures contracts	230,605
Interest rate contracts	Interest rate swaps*	389,349
Foreign exchange contracts	Written options	345,844
Interest rate contracts	Written options	468,961
Total Liability Derivatives		$9,034,855

* Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2014:

	Barclays Bank PLC	Citigroup, Inc.	Credit Suisse Group AG	Deutsche Bank AG	Goldman Sachs & Co.	HSBC	JPMorgan Chase & Co.	UBS AG	Totals
Assets:
Purchased options	$71,605	$-	$14,626	$147,506	$559,181	$70,758	$509,771	$-	$1,373,447
Forward foreign currency contracts	936,151	677,611	1,405,114	2,886,335	432,099	79,707	454,501	152,103	7,023,621
Total Assets	$1,007,756	$677,611	$1,419,740	$3,033,841	$991,280	$150,465	$964,272	$152,103	$8,397,068

Liabilities:
Forward foreign currency contracts	$2,414,679	$1,172,604	$765,777	$1,147,465	$1,172,495	$203,549	$392,457	$331,070	$7,600,096
Written options	-	-	-	345,844	254,743	-	214,218	-	814,805
Total Liabilities	$2,414,679	$1,172,604	$765,777	$1,493,309	$1,427,238	$203,549	$606,675	$331,070	$8,414,901

Net OTC derivative instruments by counterparty, at fair value	$(1,406,923)	$(494,993)	$653,963	$1,540,532	$(435,958)	$(53,084)	$357,597	$(178,967)	$(17,833)

Total collateral pledged by the Portfolio/(Received from counterparty)	$1,150,000	$-	$-	$(1,050,000)	$-	$-	$-	$-	$100,000

Net Exposure(1)	$(256,923)	$(494,993)	$653,963	$490,532	$(435,958)	$(53,084)	$357,597	$(178,967)	$82,167

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2015 Portfolio	as of March 31, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 14.0%
202,136	iShares iBoxx $ High Yield Corporate Bond Fund	$19,079,617	6.9
132,129	iShares MSCI EMU Index Fund	5,585,093	2.0
338,400	SPDR Barclays Capital High Yield Bond ETF	13,979,304	5.1

	Total Exchange-Traded Funds
	(Cost $37,109,129)	38,644,014	14.0

MUTUAL FUNDS: 86.0%
	Affiliated Investment Companies: 86.0%
2,459,995	Voya International Index Portfolio - Class I	24,821,348	9.0
1,332,684	Voya RussellTM Mid Cap Index Portfolio - Class I	22,069,254	8.0
319,441	Voya RussellTM Small Cap Index Portfolio - Class I	5,472,033	2.0
11,210,129	Voya U.S. Bond Index Portfolio - Class I	118,491,066	42.8
4,518,555	Voya U.S. Stock Index Portfolio - Class I	66,964,978	24.2

	Total Mutual Funds
	(Cost $222,299,480)	237,818,679	86.0

	Total Investments in Securities (Cost $259,408,609)	$276,462,693	100.0
	Assets in Excess of Other Liabilities	124,732	–
	Net Assets	$276,587,425	100.0

Cost for federal income tax purposes is $261,673,116.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$20,473,937
Gross Unrealized Depreciation	(5,684,360)

Net Unrealized Appreciation	$14,789,577

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$38,644,014	$–	$–	$38,644,014
Mutual Funds	237,818,679	–	–	237,818,679
Total Investments, at fair value	$276,462,693	$–	$–	$276,462,693

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 3/31/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$5,840,291	$438,097	$(6,376,321)	$97,933	$-	$-	$(329,689)	$-
Voya International Index Portfolio - Class I	26,225,484	1,827,310	(2,518,128)	(713,318)	24,821,348	-	881,530	-
Voya RussellTM Mid Cap Index Portfolio - Class I	23,350,594	789,967	(1,763,424)	(307,883)	22,069,254	-	1,075,644	-
Voya RussellTM Small Cap Index Portfolio - Class I	5,817,704	251,670	(438,715)	(158,626)	5,472,033	-	226,646	-
Voya U.S. Bond Index Portfolio - Class I	133,775,727	6,698,771	(25,560,443)	3,577,011	118,491,066	-	(1,264,148)	-
Voya U.S. Stock Index Portfolio - Class I	56,243,508	15,838,343	(4,723,048)	(393,825)	66,964,978	-	1,505,241	-
	$251,253,308	$25,844,158	$(41,380,079)	$2,101,292	$237,818,679	$-	$2,095,224	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2020 Portfolio	as of March 31, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 13.5%
13	iShares iBoxx $ High Yield Corporate Bond Fund	$1,227	6.6
9	iShares MSCI EMU Index Fund	380	2.0
22	SPDR Barclays Capital High Yield Bond ETF	909	4.9

	Total Exchange-Traded Funds
	(Cost $2,415)	2,516	13.5

MUTUAL FUNDS: 83.2%
	Affiliated Investment Companies: 83.2%
195	Voya International Index Portfolio - Class I	1,970	10.6
119	Voya RussellTM Mid Cap Index Portfolio - Class I	1,972	10.6
31	Voya RussellTM Small Cap Index Portfolio - Class I	533	2.9
558	Voya U.S. Bond Index Portfolio - Class I	5,903	31.8
343	Voya U.S. Stock Index Portfolio - Class I	5,080	27.3

	Total Mutual Funds
	(Cost $13,433)	15,458	83.2

	Total Investments in Securities (Cost $15,848)	$17,974	96.7
	Assets in Excess of Other Liabilities	608	3.3
	Net Assets	$18,582	100.0

Cost for federal income tax purposes is $15,902.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,314
Gross Unrealized Depreciation	(242)

Net Unrealized Appreciation	$2,072

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,516	$–	$–	$2,516
Mutual Funds	15,458	–	–	15,458
Total Investments, at fair value	$17,974	$–	$–	$17,974

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 3/31/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$356	$21	$(384)	$7	$-	$-	$(21)	$-
Voya International Index Portfolio - Class I	1,958	53	(36)	(5)	1,970	-	17	-
Voya RussellTM Mid Cap Index Portfolio - Class I	1,957	15	(39)	39	1,972	-	29	-
Voya RussellTM Small Cap Index Portfolio - Class I	532	9	(8)	-	533	-	6	-
Voya U.S. Bond Index Portfolio - Class I	5,863	144	(222)	118	5,903	-	(10)	-
Voya U.S. Stock Index Portfolio - Class I	4,691	398	(72)	63	5,080	-	18	-
	$15,357	$640	$(761)	$222	$15,458	$-	$39	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2025 Portfolio	as of March 31, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 13.8%
367,433	iShares iBoxx $ High Yield Corporate Bond Fund	$34,682,001	6.9
237,824	iShares MSCI EMU Index Fund	10,052,820	2.0
600,726	SPDR Barclays Capital High Yield Bond ETF	24,815,991	4.9

	Total Exchange-Traded Funds (Cost $66,913,358)	69,550,812	13.8

MUTUAL FUNDS: 86.2%
	Affiliated Investment Companies: 86.2%
458,209	Voya Emerging Markets Index Portfolio - Class I	5,081,535	1.0
6,982,665	Voya International Index Portfolio - Class I	70,455,090	14.0
4,248,008	Voya RussellTM Mid Cap Index Portfolio - Class I	70,347,004	13.9
1,163,832	Voya RussellTM Small Cap Index Portfolio - Class I	19,936,437	4.0
10,511,833	Voya U.S. Bond Index Portfolio - Class I	111,110,076	22.0
10,639,421	Voya U.S. Stock Index Portfolio - Class I	157,676,212	31.3

	Total Mutual Funds (Cost $378,072,709)	434,606,354	86.2

	Total Investments in Securities (Cost $444,986,067)	$504,157,166	100.0
	Assets in Excess of Other Liabilities	217,925	–
	Net Assets	$504,375,091	100.0

Cost for federal income tax purposes is $448,056,465.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$61,577,804
Gross Unrealized Depreciation	(5,477,103)

Net Unrealized Appreciation	$56,100,701

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2025 Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$69,550,812	$–	$–	$69,550,812
Mutual Funds	434,606,354	–	–	434,606,354
Total Investments, at fair value	$504,157,166	$–	$–	$504,157,166

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 3/31/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$15,010,951	$1,250,337	$(11,551,186)	$371,433	$5,081,535	$-	$(796,099)	$-
Voya International Index Portfolio - Class I	69,962,502	4,781,221	(3,337,949)	(950,684)	70,455,090	-	1,410,753	-
Voya RussellTM Mid Cap Index Portfolio - Class I	70,020,151	2,836,753	(3,843,285)	1,333,385	70,347,004	-	1,053,016	-
Voya RussellTM Small Cap Index Portfolio - Class I	19,938,359	999,142	(916,425)	(84,639)	19,936,437	-	330,450	-
Voya U.S. Bond Index Portfolio - Class I	109,409,518	9,224,929	(10,058,950)	2,534,579	111,110,076	-	(581,175)	-
Voya U.S. Stock Index Portfolio - Class I	147,051,772	16,057,578	(6,098,595)	665,457	157,676,212	-	1,848,794	-
	$431,393,253	$35,149,960	$(35,806,390)	$3,869,531	$434,606,354	$-	$3,265,739	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2030 Portfolio	as of March 31, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 11.4%
11	iShares iBoxx $ High Yield Corporate Bond Fund	$1,038	5.1
9	iShares MSCI EMU Index Fund	381	1.9
17	SPDR Barclays Capital High Yield Bond ETF	702	3.5
3	Vanguard FTSE Europe ETF	177	0.9

	Total Exchange-Traded Funds
	(Cost $2,197)	2,298	11.4

MUTUAL FUNDS: 85.8%
	Affiliated Investment Companies: 85.8%
37	Voya Emerging Markets Index Portfolio - Class I	411	2.0
368	Voya International Index Portfolio - Class I	3,717	18.4
165	Voya RussellTM Mid Cap Index Portfolio - Class I	2,740	13.6
45	Voya RussellTM Small Cap Index Portfolio - Class I	777	3.8
298	Voya U.S. Bond Index Portfolio - Class I	3,154	15.6
441	Voya U.S. Stock Index Portfolio - Class I	6,539	32.4

	Total Mutual Funds
	(Cost $14,012)	17,338	85.8

	Total Investments in Securities (Cost $16,209)	$19,636	97.2
	Assets in Excess of Other Liabilities	574	2.8
	Net Assets	$20,210	100.0

Cost for federal income tax purposes is $16,296.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$3,473
Gross Unrealized Depreciation	(133)

Net Unrealized Appreciation	$3,340

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,298	$–	$–	$2,298
Mutual Funds	17,338	–	–	17,338
Total Investments, at fair value	$19,636	$–	$–	$19,636

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 3/31/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$778	$51	$(426)	$8	$411	$–	$(25)	$–
Voya International Index Portfolio - Class I	3,695	69	(46)	(1)	3,717	–	22	–
Voya RussellTM Mid Cap Index Portfolio - Class I	2,722	5	(46)	59	2,740	–	33	–
Voya RussellTM Small Cap Index Portfolio - Class I	775	7	(8)	3	777	–	6	–
Voya U.S. Bond Index Portfolio - Class I	3,106	131	(146)	63	3,154	–	(7)	–
Voya U.S. Stock Index Portfolio - Class I	6,110	394	(49)	84	6,539	–	19	–
	$17,186	$657	$(721)	$216	$17,338	$–	$48	$–

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2035 Portfolio	as of March 31, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 11.8%
237,972	iShares iBoxx $ High Yield Corporate Bond Fund	$22,462,177	5.4
196,037	iShares MSCI EMU Index Fund	8,286,484	2.0
346,610	SPDR Barclays Capital High Yield Bond ETF	14,318,459	3.4
68,407	Vanguard FTSE Europe ETF	4,032,593	1.0

	Total Exchange-Traded Funds
	(Cost $47,060,788)	49,099,713	11.8

MUTUAL FUNDS: 88.2%
	Affiliated Investment Companies: 88.2%
763,387	Voya Emerging Markets Index Portfolio - Class I	8,465,958	2.0
7,829,146	Voya International Index Portfolio - Class I	78,996,084	19.0
3,758,631	Voya RussellTM Mid Cap Index Portfolio - Class I	62,242,929	14.9
1,201,403	Voya RussellTM Small Cap Index Portfolio - Class I	20,580,041	4.9
3,183,563	Voya U.S. Bond Index Portfolio - Class I	33,650,264	8.1
11,055,208	Voya U.S. Stock Index Portfolio - Class I	163,838,176	39.3

	Total Mutual Funds
	(Cost $309,231,331)	367,773,452	88.2

	Total Investments in Securities (Cost $356,292,119)	$416,873,165	100.0
	Assets in Excess of Other Liabilities	191,557	–
	Net Assets	$417,064,722	100.0

Cost for federal income tax purposes is $357,998,856.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$58,874,309
Gross Unrealized Depreciation	–

Net Unrealized Appreciation	$58,874,309

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2035 Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$49,099,713	$–	$–	$49,099,713
Mutual Funds	367,773,452	–	–	367,773,452
Total Investments, at fair value	$416,873,165	$–	$–	$416,873,165

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 3/31/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$16,154,731	$1,530,660	$(9,506,074)	$286,641	$8,465,958	$-	$(645,963)	$-
Voya International Index Portfolio - Class I	76,644,552	5,578,208	(3,326,798)	100,122	78,996,084	-	400,410	-
Voya RussellTM Mid Cap Index Portfolio - Class I	60,555,032	2,938,837	(2,631,776)	1,380,836	62,242,929	-	719,725	-
Voya RussellTM Small Cap Index Portfolio - Class I	20,117,600	1,109,474	(655,980)	8,947	20,580,041	-	241,564	-
Voya U.S. Bond Index Portfolio - Class I	32,006,685	4,368,395	(3,448,935)	724,119	33,650,264	-	(141,903)	-
Voya U.S. Stock Index Portfolio - Class I	151,416,783	15,811,218	(4,385,596)	995,771	163,838,176	-	1,655,692	-
	$356,895,383	$31,336,792	$(23,955,159)	$3,496,436	$367,773,452	$-	$2,229,525	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2040 Portfolio	as of March 31, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 7.9%
8	iShares iBoxx $ High Yield Corporate Bond Fund	$755	3.5
10	iShares MSCI EMU Index Fund	423	2.0
8	SPDR Barclays Capital High Yield Bond ETF	330	1.6
3	Vanguard FTSE Europe ETF	177	0.8

	Total Exchange-Traded Funds
	(Cost $1,606)	1,685	7.9

MUTUAL FUNDS: 89.8%
	Affiliated Investment Companies: 89.8%
58	Voya Emerging Markets Index Portfolio - Class I	638	3.0
412	Voya International Index Portfolio - Class I	4,157	19.4
201	Voya RussellTM Mid Cap Index Portfolio - Class I	3,327	15.5
60	Voya RussellTM Small Cap Index Portfolio - Class I	1,031	4.8
78	Voya U.S. Bond Index Portfolio - Class I	829	3.9
625	Voya U.S. Stock Index Portfolio - Class I	9,266	43.2

	Total Mutual Funds
	(Cost $14,816)	19,248	89.8

	Total Investments in Securities (Cost $16,422)	$20,933	97.7
	Assets in Excess of Other Liabilities	486	2.3
	Net Assets	$21,419	100.0

Cost for federal income tax purposes is $16,449.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$4,520
Gross Unrealized Depreciation	(36)

Net Unrealized Appreciation	$4,484

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2040 Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,685	$–	$–	$1,685
Mutual Funds	19,248	–	–	19,248
Total Investments, at fair value	$20,933	$–	$–	$20,933

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 3/31/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$1,035	$53	$(443)	$(7)	$638	$-	$(13)	$-
Voya International Index Portfolio - Class I	4,138	56	(41)	4	4,157	-	19	-
Voya RussellTM Mid Cap Index Portfolio - Class I	3,309	-	(55)	73	3,327	-	39	-
Voya RussellTM Small Cap Index Portfolio - Class I	1,031	10	(12)	2	1,031	-	9	-
Voya U.S. Bond Index Portfolio - Class I	826	28	(40)	15	829	-	-	-
Voya U.S. Stock Index Portfolio - Class I	8,805	438	(91)	114	9,266	-	34	-
	$19,144	$585	$(682)	$201	$19,248	$-	$88	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Index Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.9%
39,226	iShares iBoxx $ High Yield Corporate Bond Fund	$3,702,542	1.4
118,564	iShares MSCI EMU Index Fund	5,011,700	2.0
89,838	SPDR Barclays Capital High Yield Bond ETF	3,711,208	1.5
41,421	Vanguard FTSE Europe ETF	2,441,768	1.0

	Total Exchange-Traded Funds
	(Cost $13,993,459)	14,867,218	5.9

MUTUAL FUNDS: 94.1%
	Affiliated Investment Companies: 94.1%
1,166,734	Voya Emerging Markets Index Portfolio - Class I	12,939,082	5.1
5,257,689	Voya International Index Portfolio - Class I	53,050,082	20.9
2,587,119	Voya RussellTM Mid Cap Index Portfolio - Class I	42,842,693	16.9
729,642	Voya RussellTM Small Cap Index Portfolio - Class I	12,498,766	4.9
488,279	Voya U.S. Bond Index Portfolio - Class I	5,161,108	2.0
7,575,156	Voya U.S. Stock Index Portfolio - Class I	112,263,809	44.3

	Total Mutual Funds
	(Cost $200,831,732)	238,755,540	94.1

	Total Investments in Securities (Cost $214,825,191)	$253,622,758	100.0
	Assets in Excess of Other Liabilities	51,857	–
	Net Assets	$253,674,615	100.0

Cost for federal income tax purposes is $215,621,596.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$38,838,509
Gross Unrealized Depreciation	(837,347)

Net Unrealized Appreciation	$38,001,162

Voya Index Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$14,867,218	$–	$–	$14,867,218
Mutual Funds	238,755,540	–	–	238,755,540
Total Investments, at fair value	$253,622,758	$–	$–	$253,622,758

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 3/31/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$16,970,071	$1,772,623	$(5,787,169)	$(16,443)	$12,939,082	$-	$(227,408)	$-
Voya International Index Portfolio - Class I	50,883,347	3,952,849	(1,868,139)	82,025	53,050,082	-	247,229	-
Voya RussellTM Mid Cap Index Portfolio - Class I	41,196,783	2,394,706	(1,626,054)	877,258	42,842,693	-	548,655	-
Voya RussellTM Small Cap Index Portfolio - Class I	12,076,515	725,998	(345,363)	41,616	12,498,766	-	107,393	-
Voya U.S. Bond Index Portfolio - Class I	4,817,615	805,198	(545,343)	83,638	5,161,108	-	5,176	-
Voya U.S. Stock Index Portfolio - Class I	103,165,732	11,394,856	(2,981,330)	684,551	112,263,809	-	1,117,218	-
	$229,110,063	$21,046,230	$(13,153,398)	$1,752,645	$238,755,540	$-	$1,798,263	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Index Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.7%
3	iShares iBoxx $ High Yield Corporate Bond Fund	$283	1.3
10	iShares MSCI EMU Index Fund	423	2.0
8	SPDR Barclays Capital High Yield Bond ETF	330	1.6
3	Vanguard FTSE Europe ETF	177	0.8

	Total Exchange-Traded Funds
	(Cost $1,141)	1,213	5.7

MUTUAL FUNDS: 92.0%
	Affiliated Investment Companies: 92.0%
98	Voya Emerging Markets Index Portfolio - Class I	1,082	5.0
434	Voya International Index Portfolio - Class I	4,379	20.4
214	Voya RussellTM Mid Cap Index Portfolio - Class I	3,552	16.5
60	Voya RussellTM Small Cap Index Portfolio - Class I	1,035	4.8
40	Voya U.S. Bond Index Portfolio - Class I	425	2.0
627	Voya U.S. Stock Index Portfolio - Class I	9,294	43.3

	Total Mutual Funds
	(Cost $15,228)	19,767	92.0

	Total Investments in Securities (Cost $16,369)	$20,980	97.7
	Assets in Excess of Other Liabilities	501	2.3
	Net Assets	$21,481	100.0

Cost for federal income tax purposes is $16,378.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$4,621
Gross Unrealized Depreciation	(19)

Net Unrealized Appreciation	$4,602

Voya Index Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,213	$–	$–	$1,213
Mutual Funds	19,767	–	–	19,767
Total Investments, at fair value	$20,980	$–	$–	$20,980

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 3/31/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$1,454	$89	$(454)	$(7)	$1,082	$-	$(16)	$-
Voya International Index Portfolio - Class I	4,362	52	(40)	5	4,379	-	18	-
Voya RussellTM Mid Cap Index Portfolio - Class I	3,530	5	(61)	78	3,552	-	42	-
Voya RussellTM Small Cap Index Portfolio - Class I	1,035	2	(8)	6	1,035	-	6	-
Voya U.S. Bond Index Portfolio - Class I	415	33	(29)	6	425	-	-	-
Voya U.S. Stock Index Portfolio - Class I	8,839	454	(107)	108	9,294	-	39	-
	$19,635	$635	$(699)	$196	$19,767	$-	$89	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Index Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.8%
7,846	iShares iBoxx $ High Yield Corporate Bond Fund	$740,584	1.4
23,699	iShares MSCI EMU Index Fund	1,001,757	2.0
17,959	SPDR Barclays Capital High Yield Bond ETF	741,886	1.4
8,229	Vanguard FTSE Europe ETF	485,099	1.0

	Total Exchange-Traded Funds
	(Cost $2,804,623)	2,969,326	5.8

MUTUAL FUNDS: 94.2%
	Affiliated Investment Companies: 94.2%
236,541	Voya Emerging Markets Index Portfolio - Class I	2,623,235	5.1
1,068,302	Voya International Index Portfolio - Class I	10,779,163	21.0
524,570	Voya RussellTM Mid Cap Index Portfolio - Class I	8,686,876	16.9
147,956	Voya RussellTM Small Cap Index Portfolio - Class I	2,534,493	4.9
101,103	Voya U.S. Bond Index Portfolio - Class I	1,068,661	2.1
1,535,709	Voya U.S. Stock Index Portfolio - Class I	22,759,204	44.2

	Total Mutual Funds
	(Cost $41,911,887)	48,451,632	94.2

	Total Investments in Securities (Cost $44,716,510)	$51,420,958	100.0
	Assets in Excess of Other Liabilities	12,989	–
	Net Assets	$51,433,947	100.0

Cost for federal income tax purposes is $44,910,037.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$6,510,921
Gross Unrealized Depreciation	–

Net Unrealized Appreciation	$6,510,921

Voya Index Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,969,326	$–	$–	$2,969,326
Mutual Funds	48,451,632	–	–	48,451,632
Total Investments, at fair value	$51,420,958	$–	$–	$51,420,958

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 3/31/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$3,282,921	$467,063	$(1,139,083)	$12,334	$2,623,235	$-	$(54,785)	$-
Voya International Index Portfolio - Class I	9,856,281	1,208,391	(268,875)	(16,634)	10,779,163	-	84,833	-
Voya RussellTM Mid Cap Index Portfolio - Class I	7,969,434	796,221	(252,005)	173,226	8,686,876	-	109,829	-
Voya RussellTM Small Cap Index Portfolio - Class I	2,336,248	238,216	(46,855)	6,884	2,534,493	-	23,286	-
Voya U.S. Bond Index Portfolio - Class I	945,243	234,183	(127,734)	16,969	1,068,661	-	776	-
Voya U.S. Stock Index Portfolio - Class I	19,953,489	3,084,018	(496,034)	217,731	22,759,204	-	149,396	-
	$44,343,616	$6,028,092	$(2,330,586)	$410,510	$48,451,632	$-	$313,335	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Index Solution Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 14.0%
133,553	iShares iBoxx $ High Yield Corporate Bond Fund	$12,606,068	7.0
86,858	iShares MSCI EMU Index Fund	3,671,487	2.0
220,909	SPDR Barclays Capital High Yield Bond ETF	9,125,751	5.0

	Total Exchange-Traded Funds
	(Cost $24,347,836)	25,403,306	14.0

MUTUAL FUNDS: 85.9%
	Affiliated Investment Companies: 85.9%
889,988	Voya International Index Portfolio - Class I	8,979,975	5.0
870,387	Voya RussellTM Mid Cap Index Portfolio - Class I	14,413,613	8.0
9,009,551	Voya U.S. Bond Index Portfolio - Class I	95,230,950	52.7
2,461,382	Voya U.S. Stock Index Portfolio - Class I	36,477,676	20.2

	Total Mutual Funds
	(Cost $147,273,557)	155,102,214	85.9

	Total Investments in Securities (Cost $171,621,393)	$180,505,520	99.9
	Assets in Excess of Other Liabilities	93,912	0.1
	Net Assets	$180,599,432	100.0

Cost for federal income tax purposes is $172,736,999.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$11,822,792
Gross Unrealized Depreciation	(4,054,271)

Net Unrealized Appreciation	$7,768,521

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$25,403,306	$–	$–	$25,403,306
Mutual Funds	155,102,214	–	–	155,102,214
Total Investments, at fair value	$180,505,520	$–	$–	$180,505,520

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 3/31/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$1,835,206	$133,628	$(1,997,018)	$28,184	$-	$-	$(101,857)	$-
Voya International Index Portfolio - Class I	9,169,645	487,467	(547,285)	(129,852)	8,979,975	-	187,217	-
Voya RussellTM Mid Cap Index Portfolio - Class I	14,675,623	350,744	(767,624)	154,870	14,413,613	-	346,100	-
Voya U.S. Bond Index Portfolio - Class I	97,063,105	2,753,402	(6,465,783)	1,880,226	95,230,950	-	(134,736)	-
Voya U.S. Stock Index Portfolio - Class I	35,342,202	2,659,043	(1,637,544)	113,975	36,477,676	-	481,461	-
	$158,085,781	$6,384,284	$(11,415,254)	$2,047,403	$155,102,214	$-	$778,185	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
Voya Solution 2015 Portfolio	as of March 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.7%
314,131		iShares iBoxx $ High Yield Corporate Bond Fund	$29,650,825	4.6
316,165		iShares MSCI EMU Index Fund	13,364,295	2.1

		Total Exchange-Traded Funds
		(Cost $40,817,500)	43,015,120	6.7

MUTUAL FUNDS: 93.2%
		Affiliated Investment Companies: 93.2%
1,852,177		Voya Floating Rate Fund - Class I	18,910,728	3.0
3,465,001		Voya Global Bond Fund - Class R6	38,357,564	6.0
1,746,061		Voya High Yield Bond Fund - Class I	14,806,601	2.3
5,445,449		Voya Intermediate Bond Fund - Class R6	53,964,399	8.5
1,684,304		Voya International Core Fund - Class I	18,695,772	2.9
1,178,003		Voya International Index Portfolio - Class I	11,886,052	1.9
991,795		Voya Large Cap Growth Portfolio - Class I	18,903,614	3.0
1,682,511		Voya Large Cap Value Fund - Class R6	22,579,297	3.6
2,056,837		Voya Mid Cap Value Fund - Class I	29,556,742	4.6
1,728,659		Voya MidCap Opportunities Portfolio - Class I	28,557,445	4.5
2,094,738		Voya Multi-Manager International Equity Fund - Class I	25,199,693	4.0
1,779,767		Voya Multi-Manager Large Cap Core Portfolio - Class I	26,874,482	4.2
5,019,236		Voya Short Term Bond Fund - Class R6	50,292,747	7.9
4,177,103		Voya U.S. Bond Index Portfolio - Class I	44,151,979	6.9
2,178,816		Voya U.S. Stock Index Portfolio - Class I	32,290,049	5.1
5,250,374	@	VY BlackRock Inflation Protected Bond Portfolio - Class I	50,351,091	7.9
441,980		VY Clarion Real Estate Portfolio - Class I	13,352,220	2.1
2,299,646		VY PIMCO Total Return Portfolio - Class I	27,043,841	4.3
1,765,257		VY T Rowe Price Capital Appreciation Portfolio - Class I	51,492,561	8.1
174,254		VY T. Rowe Price Growth Equity Portfolio - Class I	15,332,567	2.4

Total Mutual Funds
(Cost $568,489,354)	592,599,444	93.2

Total Investments in Securities (Cost $609,306,854)	$635,614,564	99.9
Assets in Excess of Other Liabilities	425,288	0.1
Net Assets	$636,039,852	100.0

@	Non-income producing security

Cost for federal income tax purposes is $612,728,842.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$34,249,549
Gross Unrealized Depreciation	(11,363,827)

Net Unrealized Appreciation	$22,885,722

PORTFOLIO OF INVESTMENTS
Voya Solution 2015 Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$43,015,120	$–	$–	$43,015,120
Mutual Funds	592,599,444	–	–	592,599,444
Total Investments, at fair value	$635,614,564	$–	$–	$635,614,564

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 3/31/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Total Return Bond Portfolio - Class I	$34,681,064	$20,738	$(36,196,798)	$1,494,996	$-	$-	$(1,199,776)	$-
Voya Floating Rate Fund - Class I	20,164,386	388,802	(1,590,146)	(52,314)	18,910,728	186,158	35,146	-
Voya Global Bond Fund - Class R6	40,085,503	709,500	(3,489,974)	1,052,535	38,357,564	265,475	(100,719)	-
Voya High Yield Bond Fund - Class I	12,977,980	5,186,730	(3,624,620)	266,511	14,806,601	208,972	(32,337)	-
Voya High Yield Portfolio - Class I	6,748,373	3,950	(6,787,420)	35,097	-	21,321	663	-
Voya Intermediate Bond Fund - Class R6	44,982,715	12,399,385	(4,268,823)	851,122	53,964,399	425,097	(77,146)	-
Voya International Core Fund - Class I	13,522,611	7,158,417	(1,431,053)	(554,203)	18,695,772	-	430,420	-
Voya International Index Portfolio - Class I	20,477,195	153,951	(7,522,065)	(1,223,029)	11,886,052	-	1,049,503	-
Voya Large Cap Growth Portfolio - Class I	22,410,114	119,413	(2,770,429)	(855,484)	18,903,614	-	738,029	-
Voya Large Cap Value Fund - Class R6	10,205,385	13,088,910	(841,739)	126,741	22,579,297	-	165,028	-
Voya MidCap Opportunities Portfolio - Class I	27,465,077	3,414,464	(1,835,801)	(486,295)	28,557,445	-	484,047	-
Voya Mid Cap Value Fund - Class I	27,788,556	2,659,520	(1,701,427)	810,093	29,556,742	-	618,420	-
Voya Multi-Manager International Equity Fund - Class I	27,385,278	157,901	(2,071,567)	(271,919)	25,199,693	-	220,561	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	36,911,632	170,536	(9,815,628)	(392,058)	26,874,482	-	672,833	-
Voya RussellTM Mid Cap Index Portfolio - Class I	6,884,519	3,950	(6,052,308)	(836,161)	-	-	681,372	-
Voya Short Term Bond Fund - Class R6	46,813,984	7,528,875	(4,088,500)	38,388	50,292,747	205,788	9,431	-
Voya U.S. Bond Index Portfolio - Class I	83,532,718	351,396	(42,787,695)	3,055,560	44,151,979	-	(1,704,851)	-
Voya U.S. Stock Index Portfolio - Class I	13,724,034	19,418,381	(1,520,265)	667,899	32,290,049	-	27,445	-
VY BlackRockInflation Protected Bond Portfolio - Class I	52,447,032	1,309,146	(4,742,665)	1,337,578	50,351,091	-	(408,553)	-
VY Clarion Real Estate Portfolio - Class I	13,388,117	78,950	(1,102,768)	987,921	13,352,220	-	288,538	-
VY PIMCO Total Return Portfolio - Class I	-	28,260,659	(1,308,333)	91,515	27,043,841	-	5,675	-
VY T. Rowe Price Capital Appreciation Portfolio - Class I	40,789,755	12,971,368	(3,698,275)	1,429,713	51,492,561	-	163,474	-
VY T. Rowe Price Equity Income Portfolio - Class I	13,615,205	119,183	(11,184,637)	(2,549,751)	-	-	2,589,979	-
VY T. Rowe Price Growth Equity Portfolio - Class I	15,743,390	1,066,471	(876,720)	(600,574)	15,332,567	-	418,644	-
	$632,744,623	$116,740,596	$(161,309,656)	$4,423,881	$592,599,444	$1,312,811	$5,075,826	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution 2020 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.6%
9		iShares iBoxx $ High Yield Corporate Bond Fund	$850	4.6
9		iShares MSCI EMU Index Fund	380	2.0

		Total Exchange-Traded Funds
		(Cost $1,164)	1,230	6.6

MUTUAL FUNDS: 90.7%
		Affiliated Investment Companies: 90.7%
53		Voya Floating Rate Fund - Class I	539	2.9
99		Voya Global Bond Fund - Class R6	1,092	5.8
53		Voya High Yield Bond Fund - Class I	452	2.4
82		Voya Intermediate Bond Fund - Class R6	814	4.3
57		Voya International Core Fund - Class I	628	3.4
35		Voya International Index Portfolio - Class I	355	1.9
52		Voya Large Cap Growth Portfolio - Class I	999	5.3
49		Voya Large Cap Value Fund - Class R6	652	3.5
66		Voya Mid Cap Value Fund - Class I	942	5.0
33		Voya MidCap Opportunities Portfolio - Class I	548	2.9
68		Voya Multi-Manager International Equity Fund - Class I	816	4.4
61		Voya Multi-Manager Large Cap Core Portfolio - Class I	921	4.9
15		Voya RussellTM Mid Cap Growth Index Portfolio - Class I	367	2.0
107		Voya Short Term Bond Fund - Class R6	1,075	5.7
29		Voya Small Company Portfolio - Class I	725	3.9
110		Voya U.S. Bond Index Portfolio - Class I	1,168	6.2
12		Voya U.S. Stock Index Portfolio - Class I	181	1.0
131	@	VY BlackRock Inflation Protected Bond Portfolio - Class I	1,255	6.7
13		VY Clarion Real Estate Portfolio - Class I	382	2.0
35		VY Invesco Comstock Portfolio - Class I	551	2.9
15		VY PIMCO Total Return Portfolio - Class I	179	1.0
63		VY T Rowe Price Capital Appreciation Portfolio - Class I	1,841	9.8
6		VY T. Rowe Price Growth Equity Portfolio - Class I	523	2.8

Total Mutual Funds
(Cost $15,797)	17,005	90.7

Total Investments in Securities (Cost $16,961)	$18,235	97.3
Assets in Excess of Other Liabilities	504	2.7
Net Assets	$18,739	100.0

@	Non-income producing security

Cost for federal income tax purposes is $17,015.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,459
Gross Unrealized Depreciation	(239)

Net Unrealized Appreciation	$1,220

Voya Solution 2020 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,230	$–	$–	$1,230
Mutual Funds	17,005	–	–	17,005
Total Investments, at fair value	$18,235	$–	$–	$18,235

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 3/31/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Total Return Bond Portfolio - Class I	$443	$-	$(460)	$17	$-	$-	$(14)	$-
Voya Floating Rate Fund - Class I	541	10	(10)	(2)	539	5	1	-
Voya Global Bond Fund - Class R6	1,075	17	(27)	27	1,092	7	-	-
Voya High Yield Bond Fund - Class I	362	101	(18)	7	452	6	-	-
Voya High Yield Portfolio - Class I	161	-	(161)	-	-	1	-	-
Voya Intermediate Bond Fund - Class R6	760	58	(16)	12	814	7	-	-
Voya International Core Fund - Class I	349	291	(9)	(3)	628	-	2	-
Voya International Index Portfolio - Class I	549	-	(163)	(31)	355	-	27	-
Voya Large Cap Growth Portfolio - Class I	878	132	(10)	(1)	999	-	3	-
Voya Large Cap Value Fund - Class R6	593	52	(7)	14	652	-	1	-
Voya MidCap Opportunities Portfolio - Class I	828	93	(249)	(124)	548	-	114	-
Voya Mid Cap Value Fund - Class I	838	70	(9)	43	942	-	3	-
Voya Multi-Manager International Equity Fund - Class I	734	90	(7)	(1)	816	-	3	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	1,063	-	(144)	2	921	-	13	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	-	352	(2)	17	367	-	-	-
Voya RussellTM Mid Cap Index Portfolio - Class I	185	-	(163)	(22)	-	-	18	-
Voya Short Term Bond Fund - Class R6	1,076	19	(21)	1	1,075	4	-	-
Voya Small Company Portfolio - Class I	738	-	(14)	1	725	-	9	-
Voya U.S. Bond Index Portfolio - Class I	1,147	24	(26)	23	1,168	-	(1)	-
Voya U.S. Stock Index Portfolio - Class I	368	-	(185)	(2)	181	-	(1)	-
VY BlackRockInflation Protected Bond Portfolio - Class I	1,232	27	(31)	27	1,255	-	(4)	-
VY Clarion Real Estate Portfolio - Class I	359	-	(8)	31	382	-	4	-
VY Invesco Comstock Portfolio - Class I	-	535	(5)	21	551	-	-	-
VY PIMCO Total Return Portfolio - Class I	-	181	(2)	-	179	-	-	-
VY T. Rowe Price Capital Appreciation Portfolio - Class I	1,276	530	(16)	51	1,841	-	6	-
VY T. Rowe Price Equity Income Portfolio - Class I	593	-	(437)	(156)	-	-	144	-
VY T. Rowe Price Growth Equity Portfolio - Class I	703	-	(115)	(65)	523	-	57	-
	$16,851	$2,582	$(2,315)	$(113)	$17,005	$30	$385	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
Voya Solution 2025 Portfolio	as of March 31, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.6%
607,189	iShares iBoxx $ High Yield Corporate Bond Fund	$57,312,570	4.6
611,175	iShares MSCI EMU Index Fund	25,834,367	2.0

	Total Exchange-Traded Funds
	(Cost $78,916,596)	83,146,937	6.6

MUTUAL FUNDS: 93.4%
	Affiliated Investment Companies: 93.4%
1,097,022	Voya Emerging Markets Equity Fund - Class I	12,231,794	1.0
3,650,800	Voya Floating Rate Fund - Class I	37,274,663	3.0
6,828,800	Voya Global Bond Fund - Class R6	75,594,814	6.0
3,575,718	Voya High Yield Bond Fund - Class I	30,322,093	2.4
3,789,989	Voya Intermediate Bond Fund - Class R6	37,558,795	3.0
4,996,517	Voya International Core Fund - Class I	55,461,337	4.4
3,625,315	Voya International Index Portfolio - Class I	36,579,430	2.9
3,925,929	Voya Large Cap Growth Portfolio - Class I	74,828,207	6.0
4,289,494	Voya Large Cap Value Fund - Class R6	57,565,005	4.6
5,401,823	Voya Mid Cap Value Fund - Class I	77,624,196	6.2
2,293,978	Voya MidCap Opportunities Portfolio - Class I	37,896,514	3.0
5,666,647	Voya Multi-Manager International Equity Fund - Class I	68,169,767	5.4
5,043,476	Voya Multi-Manager Large Cap Core Portfolio - Class I	76,156,493	6.1
1,500,507	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	37,632,721	3.0
7,420,592	Voya Short Term Bond Fund - Class R6	74,354,329	5.9
1,996,105	Voya Small Company Portfolio - Class I	49,842,737	4.0
4,120,472	Voya U.S. Bond Index Portfolio - Class I	43,553,391	3.5
2,537,261	Voya U.S. Stock Index Portfolio - Class I	37,602,213	3.0
870,749	VY Clarion Real Estate Portfolio - Class I	26,305,338	2.1
2,424,277	VY Invesco Comstock Portfolio - Class I	38,158,117	3.0
1,581,220	VY PIMCO Total Return Portfolio - Class I	18,595,149	1.5
4,345,742	VY T Rowe Price Capital Appreciation Portfolio - Class I	126,765,280	10.1
477,637	VY T. Rowe Price Growth Equity Portfolio - Class I	42,027,272	3.3

	Total Mutual Funds
	(Cost $1,066,319,795)	1,172,099,655	93.4

	Total Investments in Securities (Cost $1,145,236,391)	$1,255,246,592	100.0
	Assets in Excess of Other Liabilities	369,035	–
	Net Assets	$1,255,615,627	100.0

Cost for federal income tax purposes is $1,153,129,381.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$110,511,843
Gross Unrealized Depreciation	(8,394,632)

Net Unrealized Appreciation	$102,117,211

PORTFOLIO OF INVESTMENTS
Voya Solution 2025 Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$83,146,937	$–	$–	$83,146,937
Mutual Funds	1,172,099,655	–	–	1,172,099,655
Total Investments, at fair value	$1,255,246,592	$–	$–	$1,255,246,592

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 3/31/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Total Return Bond Portfolio - Class I	$15,790,208	$18,952	$(16,580,559)	$771,399	$-	$-	$(636,616)	$-
Voya Emerging Markets Equity Fund - Class I	25,668,674	14,345,263	(26,871,024)	(911,119)	12,231,794	-	96,668	-
Voya Floating Rate Fund - Class I	38,553,588	988,940	(2,184,254)	(83,611)	37,274,663	361,342	48,376	-
Voya Global Bond Fund - Class R6	76,646,181	1,838,923	(4,864,713)	1,974,423	75,594,814	516,403	(134,279)	-
Voya High Yield Bond Fund - Class I	25,468,582	9,278,951	(4,939,406)	513,966	30,322,093	414,469	(49,275)	-
Voya High Yield Portfolio - Class I	12,901,691	15,161	(12,987,800)	70,948	-	40,836	(2,437)	-
Voya Intermediate Bond Fund - Class R6	38,227,236	950,842	(2,285,310)	666,027	37,558,795	311,400	(52,679)	-
Voya International Core Fund - Class I	32,688,455	26,669,208	(2,732,730)	(1,163,596)	55,461,337	-	986,175	-
Voya International Index Portfolio - Class I	45,683,098	515,271	(8,044,801)	(1,574,138)	36,579,430	-	1,508,573	-
Voya Large Cap Growth Portfolio - Class I	72,507,035	6,610,023	(3,023,213)	(1,265,638)	74,828,207	-	1,256,559	-
Voya Large Cap Value Fund - Class R6	58,541,832	1,186,505	(2,833,581)	670,249	57,565,005	-	515,087	-
Voya MidCap Opportunities Portfolio - Class I	72,202,139	6,913,586	(32,188,055)	(9,031,156)	37,896,514	-	7,777,691	-
Voya Mid Cap Value Fund - Class I	73,046,954	5,162,562	(3,144,486)	2,559,166	77,624,196	-	1,135,284	-
Voya Multi-Manager International Equity Fund - Class I	78,544,436	599,394	(9,139,011)	(1,835,052)	68,169,767	-	1,530,906	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	81,032,682	648,647	(6,341,433)	816,597	76,156,493	-	617,330	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	-	36,563,485	(613,847)	1,683,083	37,632,721	-	30,976	-
Voya RussellTM Mid Cap Index Portfolio - Class I	13,162,641	15,161	(11,586,837)	(1,590,965)	-	-	1,292,989	-
Voya Short Term Bond Fund - Class R6	76,724,407	2,017,599	(4,454,778)	67,101	74,354,329	311,133	10,459	-
Voya Small Company Portfolio - Class I	52,656,518	430,410	(2,246,965)	(997,226)	49,842,737	-	1,625,684	-
Voya U.S. Bond Index Portfolio - Class I	57,680,289	392,528	(16,151,234)	1,631,808	43,553,391	-	(661,964)	-
Voya U.S. Stock Index Portfolio - Class I	26,240,776	25,494,052	(13,978,619)	(153,996)	37,602,213	-	(67,589)	-
VY Clarion Real Estate Portfolio - Class I	25,601,502	215,205	(1,725,631)	2,214,262	26,305,338	-	261,491	-
VY Invesco Comstock Portfolio - Class I	-	37,503,156	(807,647)	1,462,608	38,158,117	-	15,595	-
VY JPMorgan Emerging Markets Equity Portfolio - Class I	12,707,246	15,161	(12,648,677)	(73,730)	-	-	(683,356)	-
VY PIMCO Total Return Portfolio - Class I	-	19,091,040	(558,476)	62,585	18,595,149	-	2,482	-
VY T. Rowe Price Capital Appreciation Portfolio - Class I	103,987,386	25,648,886	(4,777,695)	1,906,703	126,765,280	-	1,923,450	-
VY T. Rowe Price Equity Income Portfolio - Class I	39,051,003	89,489	(30,086,166)	(9,054,326)	-	-	8,258,630	-
VY T. Rowe Price Growth Equity Portfolio - Class I	53,500,839	384,189	(7,281,925)	(4,575,831)	42,027,272	-	3,886,153	-
	$1,208,815,398	$223,602,589	$(245,078,873)	$(15,239,459)	$1,172,099,655	$1,955,583	$30,492,363	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
Voya Solution 2030 Portfolio	as of March 31, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.8%
9	iShares iBoxx $ High Yield Corporate Bond Fund	$850	4.2
9	iShares MSCI EMU Index Fund	380	1.9
6	iShares Russell 1000 Value Index Fund	579	2.8
3	Vanguard FTSE Europe ETF	177	0.9

	Total Exchange-Traded Funds
	(Cost $1,900)	1,986	9.8

MUTUAL FUNDS: 87.9%
	Affiliated Investment Companies: 87.9%
36	Voya Emerging Markets Equity Fund - Class I	396	2.0
57	Voya Floating Rate Fund - Class I	587	2.9
58	Voya High Yield Bond Fund - Class I	494	2.4
79	Voya Intermediate Bond Fund - Class R6	788	3.9
87	Voya International Core Fund - Class I	968	4.8
58	Voya International Index Portfolio - Class I	587	2.9
70	Voya Large Cap Growth Portfolio - Class I	1,326	6.6
68	Voya Large Cap Value Fund - Class R6	909	4.5
85	Voya Mid Cap Value Fund - Class I	1,229	6.1
37	Voya MidCap Opportunities Portfolio - Class I	603	3.0
98	Voya Multi-Manager International Equity Fund - Class I	1,181	5.8
94	Voya Multi-Manager Large Cap Core Portfolio - Class I	1,414	7.0
24	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	589	2.9
119	Voya Short Term Bond Fund - Class R6	1,191	5.9
32	Voya Small Company Portfolio - Class I	788	3.9
19	Voya U.S. Bond Index Portfolio - Class I	197	1.0
27	Voya U.S. Stock Index Portfolio - Class I	396	2.0
14	VY Clarion Real Estate Portfolio - Class I	414	2.0
39	VY Invesco Comstock Portfolio - Class I	611	3.0
68	VY T Rowe Price Capital Appreciation Portfolio - Class I	1,997	9.9
13	VY T. Rowe Price Growth Equity Portfolio - Class I	1,100	5.4

	Total Mutual Funds
	(Cost $15,663)	17,765	87.9

	Total Investments in Securities (Cost $17,563)	$19,751	97.7
	Assets in Excess of Other Liabilities	460	2.3
	Net Assets	$20,211	100.0

Cost for federal income tax purposes is $17,572.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,189
Gross Unrealized Depreciation	(10)

Net Unrealized Appreciation	$2,179

PORTFOLIO OF INVESTMENTS
Voya Solution 2030 Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,986	$–	$–	$1,986
Mutual Funds	17,765	–	–	17,765
Total Investments, at fair value	$19,751	$–	$–	$19,751

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 3/31/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Total Return Bond Portfolio - Class I	$143	$-	$(151)	$8	$-	$-	$(6)	$-
Voya Emerging Markets Equity Fund - Class I	582	235	(399)	(22)	396	-	4	-
Voya Floating Rate Fund - Class I	582	10	(5)	-	587	6	-	-
Voya High Yield Bond Fund - Class I	391	107	(11)	7	494	7	-	-
Voya High Yield Portfolio - Class I	195	-	(196)	1	-	1	-	-
Voya Intermediate Bond Fund - Class R6	385	399	(5)	9	788	5	-	-
Voya International Core Fund - Class I	698	288	(8)	(10)	968	-	3	-
Voya International Index Portfolio - Class I	690	4	(90)	(17)	587	-	17	-
Voya Large Cap Growth Portfolio - Class I	1,444	5	(83)	(40)	1,326	-	33	-
Voya Large Cap Value Fund - Class R6	1,190	5	(253)	(33)	909	-	40	-
Voya MidCap Opportunities Portfolio - Class I	1,091	104	(406)	(186)	603	-	167	-
Voya Mid Cap Value Fund - Class I	1,104	76	(8)	57	1,229	-	3	-
Voya Multi-Manager International Equity Fund - Class I	1,187	6	(8)	(4)	1,181	-	4	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	829	549	(10)	46	1,414	-	1	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	-	565	(2)	26	589	-	-	-
Voya RussellTM Mid Cap Index Portfolio - Class I	199	-	(175)	(24)	-	-	19	-
Voya Short Term Bond Fund - Class R6	1,159	41	(10)	1	1,191	5	-	-
Voya Small Company Portfolio - Class I	796	3	(13)	2	788	-	8	-
Voya U.S. Bond Index Portfolio - Class I	584	-	(394)	7	197	-	2	-
Voya U.S. Stock Index Portfolio - Class I	793	397	(765)	(29)	396	-	3	-
VY Clarion Real Estate Portfolio - Class I	397	-	(15)	32	414	-	7	-
VY Invesco Comstock Portfolio - Class I	-	590	(3)	24	611	-	-	-
VY JPMorgan Emerging Markets Equity Portfolio - Class I	192	-	(191)	(1)	-	-	(10)	-
VY T. Rowe Price Capital Appreciation Portfolio - Class I	1,571	381	(12)	57	1,997	-	4	-
VY T. Rowe Price Equity Income Portfolio - Class I	885	4	(655)	(234)	-	-	227	-
VY T. Rowe Price Growth Equity Portfolio - Class I	1,061	62	(6)	(17)	1,100	-	5	-
	$18,148	$3,831	$(3,874)	$(340)	$17,765	$24	$531	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
Voya Solution 2035 Portfolio	as of March 31, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 10.6%
533,857	iShares iBoxx $ High Yield Corporate Bond Fund	$50,390,763	4.5
537,919	iShares MSCI EMU Index Fund	22,737,836	2.1
350,000	iShares Russell 1000 Value Index Fund	33,775,000	3.0
188,299	Vanguard FTSE Europe ETF	11,100,226	1.0

	Total Exchange-Traded Funds
	(Cost $112,800,778)	118,003,825	10.6

MUTUAL FUNDS: 89.4%
	Affiliated Investment Companies: 89.4%
3,987,264	Voya Emerging Markets Equity Fund - Class I	44,457,994	4.0
3,227,317	Voya Floating Rate Fund - Class I	32,950,908	2.9
3,198,023	Voya High Yield Bond Fund - Class I	27,119,231	2.4
1,114,654	Voya Intermediate Bond Fund - Class R6	11,046,222	1.0
6,578,338	Voya International Core Fund - Class I	73,019,551	6.6
3,162,446	Voya International Index Portfolio - Class I	31,909,085	2.9
4,042,066	Voya Large Cap Growth Portfolio - Class I	77,041,786	6.9
4,218,272	Voya Large Cap Value Fund - Class R6	56,609,213	5.1
4,784,269	Voya Mid Cap Value Fund - Class I	68,749,944	6.2
2,036,435	Voya MidCap Opportunities Portfolio - Class I	33,641,913	3.0
7,606,073	Voya Multi-Manager International Equity Fund - Class I	91,501,057	8.2
4,485,077	Voya Multi-Manager Large Cap Core Portfolio - Class I	67,724,656	6.1
1,324,678	Voya Russell TM Mid Cap Growth Index Portfolio - Class I	33,222,912	3.0
2,186,839	Voya Short Term Bond Fund - Class R6	21,912,130	2.0
1,768,084	Voya Small Company Portfolio - Class I	44,149,046	4.0
2,989,239	Voya U.S. Stock Index Portfolio - Class I	44,300,526	4.0
770,565	VY Clarion Real Estate Portfolio - Class I	23,278,762	2.1
2,178,972	VY Invesco Comstock Portfolio - Class I	34,297,016	3.1
3,845,933	VY T Rowe Price Capital Appreciation Portfolio - Class I	112,185,871	10.1
730,026	VY T. Rowe Price Growth Equity Portfolio - Class I	64,234,953	5.8

	Total Mutual Funds
	(Cost $882,326,273)	993,352,776	89.4

	Total Investments in Securities (Cost $995,127,051)	$1,111,356,601	100.0
	Assets in Excess of Other Liabilities	34,964	–
	Net Assets	$1,111,391,565	100.0

Cost for federal income tax purposes is $1,000,869,051.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$110,487,550
Gross Unrealized Depreciation	–

Net Unrealized Appreciation	$110,487,550

PORTFOLIO OF INVESTMENTS
Voya Solution 2035 Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$118,003,825	$–	$–	$118,003,825
Mutual Funds	993,352,776	–	–	993,352,776
Total Investments, at fair value	$1,111,356,601	$–	$–	$1,111,356,601

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 3/31/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Equity Fund - Class I	$45,423,619	25,620,322	(25,424,650)	$(1,161,297)	$44,457,994	-	225,786	-
Voya Floating Rate Fund - Class I	34,113,339	1,030,766	(2,115,142)	(78,055)	32,950,908	318,221	47,015	-
Voya High Yield Bond Fund - Class I	22,160,445	9,120,630	(4,620,047)	458,203	27,119,231	363,753	(51,309)	-
Voya High Yield Portfolio - Class I	11,415,890	17,599	(11,493,402)	59,913	-	35,914	323	-
Voya Intermediate Bond Fund - Class R6	3,675,709	8,343,285	(1,069,281)	96,509	11,046,222	70,947	(5,065)	-
Voya International Core Fund - Class I	69,312,161	10,682,721	(5,547,264)	(1,428,067)	73,019,551	-	481,754	-
Voya International Index Portfolio - Class I	57,744,457	798,248	(23,808,529)	(2,825,091)	31,909,085	-	2,250,678	-
Voya Large Cap Growth Portfolio - Class I	87,490,072	965,732	(7,894,764)	(3,519,254)	77,041,786	-	3,097,388	-
Voya Large Cap Value Fund - Class R6	71,944,167	915,415	(14,452,560)	(1,797,809)	56,609,213	-	2,363,132	-
Voya MidCap Opportunities Portfolio - Class I	63,888,802	748,762	(22,665,117)	(8,330,534)	33,641,913	-	7,213,203	-
Voya Mid Cap Value Fund - Class I	64,637,952	4,846,664	(2,943,566)	2,208,894	68,749,944	-	1,046,064	-
Voya Multi-Manager International Equity Fund - Class I	69,498,680	26,105,523	(4,140,976)	37,830	91,501,057	-	717,868	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	59,558,526	10,389,471	(3,520,461)	1,297,120	67,724,656	-	332,517	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	-	32,253,765	(511,924)	1,481,071	33,222,912	-	18,430	-
Voya RussellTM Mid Cap Index Portfolio - Class I	11,647,216	20,666	(10,256,327)	(1,411,555)	-	-	1,148,749	-
Voya Short Term Bond Fund - Class R6	22,628,967	699,676	(1,436,019)	19,506	21,912,130	91,321	3,245	-
Voya Small Company Portfolio - Class I	46,593,568	545,943	(2,904,133)	(86,332)	44,149,046	-	636,086	-
Voya U.S. Bond Index Portfolio - Class I	17,092,135	-	(17,240,268)	148,133	-	-	82,397	-
Voya U.S. Stock Index Portfolio - Class I	46,439,143	22,749,276	(24,142,356)	(745,537)	44,300,526	-	369,913	-
VY Clarion Real Estate Portfolio - Class I	22,652,115	272,971	(1,150,269)	1,503,945	23,278,762	-	674,285	-
VY Invesco Comstock Portfolio - Class I	-	33,680,876	(678,417)	1,294,557	34,297,016	-	8,131	-
VY JPMorgan Emerging Markets Equity Portfolio - Class I	22,484,607	41,332	(22,462,513)	(63,426)	-	-	(1,269,895)	-
VY T. Rowe Price Capital Appreciation Portfolio - Class I	92,012,545	23,070,638	(5,386,057)	2,488,745	112,185,871	-	878,610	-
VY T. Rowe Price Equity Income Portfolio - Class I	54,709,908	308,621	(40,818,166)	(14,200,363)	-	-	13,672,598	-
VY T. Rowe Price Growth Equity Portfolio - Class I	65,098,149	3,924,247	(2,080,374)	(2,707,069)	64,234,953	-	1,909,257	-
	$1,062,222,172	$217,153,149	$(258,762,582)	$(27,259,963)	$993,352,776	$880,156	$35,851,160	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
Voya Solution 2040 Portfolio	as of March 31, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.9%
8	iShares iBoxx $ High Yield Corporate Bond Fund	$755	3.5
10	iShares MSCI EMU Index Fund	423	2.0
5	iShares Russell 1000 Value Index Fund	482	2.3
4	Vanguard FTSE Europe ETF	236	1.1

	Total Exchange-Traded Funds
	(Cost $1,803)	1,896	8.9

MUTUAL FUNDS: 89.0%
	Affiliated Investment Companies: 89.0%
74	Voya Emerging Markets Equity Fund - Class I	824	3.8
60	Voya High Yield Bond Fund - Class I	513	2.4
124	Voya International Core Fund - Class I	1,373	6.4
60	Voya International Index Portfolio - Class I	608	2.8
92	Voya Large Cap Growth Portfolio - Class I	1,760	8.2
119	Voya Large Cap Value Fund - Class R6	1,596	7.5
104	Voya Mid Cap Value Fund - Class I	1,496	7.0
38	Voya MidCap Opportunities Portfolio - Class I	621	2.9
143	Voya Multi-Manager International Equity Fund - Class I	1,715	8.0
94	Voya Multi-Manager Large Cap Core Portfolio - Class I	1,426	6.7
33	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	830	3.9
42	Voya Small Company Portfolio - Class I	1,038	4.8
100	Voya U.S. Stock Index Portfolio - Class I	1,476	6.9
14	VY Clarion Real Estate Portfolio - Class I	434	2.0
41	VY Invesco Comstock Portfolio - Class I	638	3.0
52	VY T Rowe Price Capital Appreciation Portfolio - Class I	1,515	7.1
14	VY T. Rowe Price Growth Equity Portfolio - Class I	1,208	5.6

	Total Mutual Funds
	(Cost $16,296)	19,071	89.0

	Total Investments in Securities (Cost $18,099)	$20,967	97.9
	Assets in Excess of Other Liabilities	456	2.1
	Net Assets	$21,423	100.0

Cost for federal income tax purposes is $18,102.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,865
Gross Unrealized Depreciation	–

Net Unrealized Appreciation	$2,865

PORTFOLIO OF INVESTMENTS
Voya Solution 2040 Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,896	$–	$–	$1,896
Mutual Funds	19,071	–	–	19,071
Total Investments, at fair value	$20,967	$–	$–	$20,967

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 3/31/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Equity Fund - Class I	$820	$465	$(438)	$(23)	$824	$-	$7	$-
Voya High Yield Bond Fund - Class I	413	113	(20)	7	513	7	-	-
Voya High Yield Portfolio - Class I	206	-	(207)	1	-	1	-	-
Voya International Core Fund - Class I	1,264	145	(14)	(22)	1,373	-	6	-
Voya International Index Portfolio - Class I	1,043	-	(381)	(54)	608	-	44	-
Voya Large Cap Growth Portfolio - Class I	1,790	-	(16)	(14)	1,760	-	11	-
Voya Large Cap Value Fund - Class R6	1,403	179	(15)	29	1,596	-	3	-
Voya MidCap Opportunities Portfolio - Class I	1,258	7	(444)	(200)	621	-	177	-
Voya Mid Cap Value Fund - Class I	1,273	179	(22)	66	1,496	-	9	-
Voya Multi-Manager International Equity Fund - Class I	1,255	468	(16)	8	1,715	-	7	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	1,619	-	(199)	6	1,426	-	17	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	-	802	(9)	37	830	-	-	-
Voya RussellTM Mid Cap Index Portfolio - Class I	421	-	(368)	(53)	-	-	43	-
Voya Small Company Portfolio - Class I	1,052	-	(17)	3	1,038	-	11	-
Voya U.S. Bond Index Portfolio - Class I	304	-	(307)	3	-	-	1	-
Voya U.S. Stock Index Portfolio - Class I	839	632	(18)	23	1,476	-	1	-
VY Clarion Real Estate Portfolio - Class I	409	-	(10)	35	434	-	5	-
VY Invesco Comstock Portfolio - Class I	-	625	(11)	24	638	-	-	-
VY JPMorgan Emerging Markets Equity Portfolio - Class I	406	-	(403)	(3)	-	-	(22)	-
VY T. Rowe Price Capital Appreciation Portfolio - Class I	1,454	48	(23)	36	1,515	-	8	-
VY T. Rowe Price Equity Income Portfolio - Class I	1,196	-	(831)	(365)	-	-	349	-
VY T. Rowe Price Growth Equity Portfolio - Class I	1,277	-	(29)	(40)	1,208	-	25	-
	$19,702	$3,663	$(3,798)	$(496)	$19,071	$8	$702	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
Voya Solution 2045 Portfolio	as of March 31, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.3%
225,246	iShares iBoxx $ High Yield Corporate Bond Fund	$21,260,970	2.8
371,481	iShares MSCI EMU Index Fund	15,702,502	2.0
203,213	iShares Russell 1000 Value Index Fund	19,610,055	2.5
130,016	Vanguard FTSE Europe ETF	7,664,443	1.0

	Total Exchange-Traded Funds
	(Cost $60,895,892)	64,237,970	8.3

MUTUAL FUNDS: 91.7%
	Affiliated Investment Companies: 91.7%
2,768,199	Voya Emerging Markets Equity Fund - Class I	30,865,419	4.0
5,091,013	Voya International Core Fund - Class I	56,510,241	7.3
2,212,966	Voya International Index Portfolio - Class I	22,328,827	2.9
3,516,679	Voya Large Cap Growth Portfolio - Class I	67,027,905	8.7
4,390,748	Voya Large Cap Value Fund - Class R6	58,923,835	7.6
3,885,352	Voya Mid Cap Value Fund - Class I	55,832,511	7.2
1,412,631	Voya MidCap Opportunities Portfolio - Class I	23,336,660	3.0
6,068,140	Voya Multi-Manager International Equity Fund - Class I	72,999,728	9.4
3,594,635	Voya Multi-Manager Large Cap Core Portfolio - Class I	54,278,982	7.0
1,225,619	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	30,738,518	4.0
1,535,917	Voya Small Company Portfolio - Class I	38,351,857	5.0
4,485,621	Voya U.S. Stock Index Portfolio - Class I	66,476,902	8.6
535,199	VY Clarion Real Estate Portfolio - Class I	16,168,367	2.1
1,514,534	VY Invesco Comstock Portfolio - Class I	23,838,770	3.1
1,523,536	VY T Rowe Price Capital Appreciation Portfolio - Class I	44,441,535	5.8
527,142	VY T. Rowe Price Growth Equity Portfolio - Class I	46,383,268	6.0

Total Mutual Funds
(Cost $618,414,983)	708,503,325	91.7

Total Investments in Securities (Cost $679,310,875)	$772,741,295	100.0
Liabilities in Excess of Other Assets	(56,869)	–
Net Assets	$772,684,426	100.0

Cost for federal income tax purposes is $682,198,283.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$90,543,012
Gross Unrealized Depreciation	–

Net Unrealized Appreciation	$90,543,012

PORTFOLIO OF INVESTMENTS
Voya Solution 2045 Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$64,237,970	$–	$–	$64,237,970
Mutual Funds	708,503,325	–	–	708,503,325
Total Investments, at fair value	$772,741,295	$–	$–	$772,741,295

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 3/31/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Equity Fund - Class I	$31,214,624	$17,891,386	$(17,453,921)	$(786,670)	$30,865,419	$-	$159,625	$-
Voya High Yield Portfolio - Class I	7,794,604	39,134	(7,812,323)	(21,415)	-	24,170	61,862	-
Voya International Core Fund - Class I	47,696,813	13,376,672	(2,899,275)	(1,663,969)	56,510,241	-	1,082,612	-
Voya International Index Portfolio - Class I	39,684,703	742,640	(16,190,665)	(1,907,851)	22,328,827	-	1,521,741	-
Voya Large Cap Growth Portfolio - Class I	70,145,584	1,121,063	(2,849,497)	(1,389,245)	67,027,905	-	1,189,527	-
Voya Large Cap Value Fund - Class R6	53,397,181	7,651,968	(2,746,671)	621,357	58,923,835	-	516,532	-
Voya MidCap Opportunities Portfolio - Class I	47,896,783	752,893	(17,148,811)	(8,164,205)	23,336,660	-	7,273,037	-
Voya Mid Cap Value Fund - Class I	48,459,245	7,475,857	(2,090,045)	1,987,454	55,832,511	-	738,974	-
Voya Multi-Manager International Equity Fund - Class I	63,682,766	12,789,233	(3,235,995)	(236,276)	72,999,728	-	565,755	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	75,502,273	962,074	(20,847,116)	(1,338,249)	54,278,982	-	1,827,311	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	-	29,843,833	(471,049)	1,365,734	30,738,518	-	12,563	-
Voya RussellTM Mid Cap Index Portfolio - Class I	16,008,489	52,178	(14,077,107)	(1,983,560)	-	-	1,620,522	-
Voya Small Company Portfolio - Class I	40,025,355	640,608	(1,398,057)	(916,049)	38,351,857	-	1,395,660	-
Voya U.S. Stock Index Portfolio - Class I	31,913,678	35,445,551	(2,235,152)	1,352,825	66,476,902	-	71,908	-
VY Clarion Real Estate Portfolio - Class I	15,566,720	256,243	(1,014,549)	1,359,953	16,168,367	-	144,155	-
VY Invesco Comstock Portfolio - Class I	-	23,354,678	(415,483)	899,575	23,838,770	-	4,830	-
VY JPMorgan Emerging Markets Equity Portfolio - Class I	15,451,205	52,178	(15,531,451)	28,068	-	-	(946,371)	-
VY T. Rowe Price Capital Appreciation Portfolio - Class I	47,255,210	1,056,422	(4,037,880)	167,783	44,441,535	-	1,060,842	-
VY T. Rowe Price Equity Income Portfolio - Class I	47,492,448	340,622	(34,903,562)	(12,929,508)	-	-	12,250,225	-
VY T. Rowe Price Growth Equity Portfolio - Class I	50,836,014	800,759	(2,307,627)	(2,945,878)	46,383,268	-	2,293,124	-
	$750,023,695	$154,645,992	$(169,666,236)	$(26,500,126)	$708,503,325	$24,170	$32,844,434	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
Voya Solution 2050 Portfolio	as of March 31, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.4%
6	iShares iBoxx $ High Yield Corporate Bond Fund	$566	2.6
10	iShares MSCI EMU Index Fund	423	2.0
6	iShares Russell 1000 Value Index Fund	579	2.7
4	Vanguard FTSE Europe ETF	236	1.1

	Total Exchange-Traded Funds
	(Cost $1,708)	1,804	8.4

MUTUAL FUNDS: 89.3%
	Affiliated Investment Companies: 89.3%
75	Voya Emerging Markets Equity Fund - Class I	837	3.9
139	Voya International Core Fund - Class I	1,541	7.1
61	Voya International Index Portfolio - Class I	612	2.8
95	Voya Large Cap Growth Portfolio - Class I	1,819	8.4
120	Voya Large Cap Value Fund - Class R6	1,607	7.4
105	Voya Mid Cap Value Fund - Class I	1,508	7.0
38	Voya MidCap Opportunities Portfolio - Class I	623	2.9
166	Voya Multi-Manager International Equity Fund - Class I	1,991	9.2
98	Voya Multi-Manager Large Cap Core Portfolio - Class I	1,480	6.9
33	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	837	3.9
42	Voya Small Company Portfolio - Class I	1,046	4.9
122	Voya U.S. Stock Index Portfolio - Class I	1,814	8.4
15	VY Clarion Real Estate Portfolio - Class I	440	2.0
41	VY Invesco Comstock Portfolio - Class I	647	3.0
42	VY T Rowe Price Capital Appreciation Portfolio - Class I	1,211	5.6
14	VY T. Rowe Price Growth Equity Portfolio - Class I	1,265	5.9

	Total Mutual Funds
	(Cost $16,470)	19,278	89.3

	Total Investments in Securities (Cost $18,178)	$21,082	97.7
	Assets in Excess of Other Liabilities	499	2.3
	Net Assets	$21,581	100.0

Cost for federal income tax purposes is $18,179.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,903
Gross Unrealized Depreciation	–

Net Unrealized Appreciation	$2,903

PORTFOLIO OF INVESTMENTS
Voya Solution 2050 Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,804	$–	$–	$1,804
Mutual Funds	19,278	–	–	19,278
Total Investments, at fair value	$21,082	$–	$–	$21,082

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 3/31/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Equity Fund - Class I	$826	$467	$(433)	$(23)	$837	$-	$6	$-
Voya High Yield Portfolio - Class I	207	-	(207)	-	-	1	2	-
Voya International Core Fund - Class I	1,273	301	(14)	(19)	1,541	-	5	-
Voya International Index Portfolio - Class I	1,051	-	(385)	(54)	612	-	44	-
Voya Large Cap Growth Portfolio - Class I	1,857	-	(20)	(18)	1,819	-	14	-
Voya Large Cap Value Fund - Class R6	1,414	179	(14)	28	1,607	-	3	-
Voya MidCap Opportunities Portfolio - Class I	1,268	6	(448)	(203)	623	-	179	-
Voya Mid Cap Value Fund - Class I	1,282	179	(21)	68	1,508	-	8	-
Voya Multi-Manager International Equity Fund - Class I	1,686	314	(13)	4	1,991	-	6	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	1,999	-	(490)	(29)	1,480	-	42	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	-	806	(6)	37	837	-	-	-
Voya RussellTM Mid Cap Index Portfolio - Class I	424	-	(371)	(53)	-	-	43	-
Voya Small Company Portfolio - Class I	1,059	-	(16)	3	1,046	-	11	-
Voya U.S. Stock Index Portfolio - Class I	845	948	(18)	39	1,814	-	1	-
VY Clarion Real Estate Portfolio - Class I	412	-	(10)	38	440	-	4	-
VY Invesco Comstock Portfolio - Class I	-	630	(8)	25	647	-	-	-
VY JPMorgan Emerging Markets Equity Portfolio - Class I	409	-	(407)	(2)	-	-	(22)	-
VY T. Rowe Price Capital Appreciation Portfolio - Class I	1,255	-	(58)	14	1,211	-	21	-
VY T. Rowe Price Equity Income Portfolio - Class I	1,257	-	(873)	(384)	-	-	366	-
VY T. Rowe Price Growth Equity Portfolio - Class I	1,340	-	(31)	(44)	1,265	-	27	-
	$19,864	$3,830	$(3,843)	$(573)	$19,278	$1	$760	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
Voya Solution 2055 Portfolio	as of March 31, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 7.8%
26,373	iShares iBoxx $ High Yield Corporate Bond Fund	$2,489,348	2.6
43,346	iShares MSCI EMU Index Fund	1,832,235	1.9
24,434	iShares Russell 1000 Value Index Fund	2,357,881	2.4
15,223	Vanguard FTSE Europe ETF	897,396	0.9

	Total Exchange-Traded Funds
	(Cost $7,188,295)	7,576,860	7.8

MUTUAL FUNDS: 92.2%
	Affiliated Investment Companies: 92.2%
347,683	Voya Emerging Markets Equity Fund - Class I	3,876,671	4.0
639,972	Voya International Core Fund - Class I	7,103,688	7.3
298,877	Voya International Index Portfolio - Class I	3,015,672	3.1
441,689	Voya Large Cap Growth Portfolio - Class I	8,418,598	8.7
559,523	Voya Large Cap Value Fund - Class R6	7,508,795	7.7
488,078	Voya Mid Cap Value Fund - Class I	7,013,685	7.2
177,155	Voya MidCap Opportunities Portfolio - Class I	2,926,606	3.0
763,128	Voya Multi-Manager International Equity Fund - Class I	9,180,434	9.5
451,992	Voya Multi-Manager Large Cap Core Portfolio - Class I	6,825,080	7.0
154,029	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	3,863,036	4.0
193,212	Voya Small Company Portfolio - Class I	4,824,507	5.0
563,928	Voya U.S. Stock Index Portfolio - Class I	8,357,420	8.6
67,147	VY Clarion Real Estate Portfolio - Class I	2,028,525	2.1
190,386	VY Invesco Comstock Portfolio - Class I	2,996,679	3.1
197,858	VY T Rowe Price Capital Appreciation Portfolio - Class I	5,771,515	5.9
66,241	VY T. Rowe Price Growth Equity Portfolio - Class I	5,828,584	6.0

	Total Mutual Funds
	(Cost $81,770,724)	89,539,495	92.2

	Total Investments in Securities (Cost $88,959,019)	$97,116,355	100.0
	Assets in Excess of Other Liabilities	1,760	–
	Net Assets	$97,118,115	100.0

Cost for federal income tax purposes is $89,041,014.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$8,075,341
Gross Unrealized Depreciation	–

Net Unrealized Appreciation	$8,075,341

PORTFOLIO OF INVESTMENTS
Voya Solution 2055 Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$7,576,860	$–	$–	$7,576,860
Mutual Funds	89,539,495	–	–	89,539,495
Total Investments, at fair value	$97,116,355	$–	$–	$97,116,355

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 3/31/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Equity Fund - Class I	$3,572,267	$2,513,483	$(2,171,668)	$(37,411)	$3,876,671	$-	$(22,065)	$-
Voya High Yield Portfolio - Class I	882,174	14,283	(891,838)	(4,619)	-	2,805	9,324	-
Voya International Core Fund - Class I	5,601,214	1,988,781	(332,981)	(153,326)	7,103,688	-	85,585	-
Voya International Index Portfolio - Class I	4,541,513	569,777	(1,915,991)	(179,627)	3,015,672	-	143,549	-
Voya Large Cap Growth Portfolio - Class I	8,022,908	853,589	(329,896)	(128,003)	8,418,598	-	108,458	-
Voya Large Cap Value Fund - Class R6	6,109,318	1,622,072	(314,719)	92,124	7,508,795	-	61,376	-
Voya MidCap Opportunities Portfolio - Class I	5,478,532	404,696	(2,289,970)	(666,652)	2,926,606	-	563,648	-
Voya Mid Cap Value Fund - Class I	5,541,847	1,443,084	(306,253)	335,007	7,013,685	-	6,985	-
Voya Multi-Manager International Equity Fund - Class I	7,286,442	2,259,383	(319,922)	(45,469)	9,180,434	-	101,869	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	8,637,250	721,724	(2,405,003)	(128,891)	6,825,080	-	202,852	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	-	3,780,452	(78,610)	161,194	3,863,036	-	2,489	-
Voya RussellTM Mid Cap Index Portfolio - Class I	1,830,984	31,082	(1,652,060)	(210,006)	-	-	167,737	-
Voya Small Company Portfolio - Class I	4,578,153	487,765	(204,266)	(37,145)	4,824,507	-	103,220	-
Voya U.S. Stock Index Portfolio - Class I	3,650,544	4,803,037	(265,008)	168,847	8,357,420	-	10,316	-
VY Clarion Real Estate Portfolio - Class I	1,781,117	195,106	(112,739)	165,041	2,028,525	-	14,519	-
VY Invesco Comstock Portfolio - Class I	-	2,945,786	(58,460)	109,353	2,996,679	-	1,518	-
VY JPMorgan Emerging Markets Equity Portfolio - Class I	1,768,705	31,082	(1,801,142)	1,355	-	-	(108,057)	-
VY T. Rowe Price Capital Appreciation Portfolio - Class I	5,478,522	818,803	(558,557)	32,747	5,771,515	-	120,546	-
VY T. Rowe Price Equity Income Portfolio - Class I	5,433,745	258,095	(4,795,627)	(896,213)	-	-	822,185	-
VY T. Rowe Price Growth Equity Portfolio - Class I	5,811,222	609,706	(363,085)	(229,259)	5,828,584	-	144,952	-
	$86,006,457	$26,351,786	$(21,167,795)	$(1,650,953)	$89,539,495	$2,805	$2,541,006	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
Voya Solution Aggressive Portfolio	as of March 31, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.7%
782	iShares MSCI EMU Index Fund	$33,055	1.7
808	iShares Russell 1000 Value Index Fund	77,972	4.1
274	Vanguard FTSE Europe ETF	16,152	0.9

	Total Exchange-Traded Funds
	(Cost $122,405)	127,179	6.7

MUTUAL FUNDS: 93.5%
	Affiliated Investment Companies: 93.5%
10,299	Voya Emerging Markets Equity Fund - Class I	114,836	6.1
12,745	Voya International Core Fund - Class I	141,468	7.5
4,394	Voya International Index Portfolio - Class I	44,337	2.3
7,360	Voya Large Cap Growth Portfolio - Class I	140,287	7.4
11,450	Voya Large Cap Value Fund - Class R6	153,661	8.1
12,159	Voya Mid Cap Value Fund - Class I	174,726	9.2
4,526	Voya MidCap Opportunities Portfolio - Class I	74,763	3.9
15,081	Voya Multi-Manager International Equity Fund - Class I	181,421	9.6
10,082	Voya Multi-Manager Large Cap Core Portfolio - Class I	152,243	8.0
3,702	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	92,852	4.9
3,035	Voya Small Company Portfolio - Class I	75,779	4.0
12,999	Voya U.S. Stock Index Portfolio - Class I	192,642	10.1
1,304	VY Clarion Real Estate Portfolio - Class I	39,398	2.1
3,706	VY Invesco Comstock Portfolio - Class I	58,329	3.1
1,552	VY T. Rowe Price Growth Equity Portfolio - Class I	136,569	7.2

	Total Mutual Funds
	(Cost $1,739,848)	1,773,311	93.5

	Total Investments in Securities (Cost $1,862,253)	$1,900,490	100.2
	Liabilities in Excess of Other Assets	(3,753)	(0.2)
	Net Assets	$1,896,737	100.0

Cost for federal income tax purposes is $1,864,872.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$40,487
Gross Unrealized Depreciation	(4,869)

Net Unrealized Appreciation	$35,618

PORTFOLIO OF INVESTMENTS
Voya Solution Aggressive Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$127,179	$–	$–	$127,179
Mutual Funds	1,773,311	–	–	1,773,311
Total Investments, at fair value	$1,900,490	$–	$–	$1,900,490

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 3/31/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Equity Fund - Class I	$66,271	$90,021	$(42,999)	$1,543	$114,836	$-	$(1,990)	$-
Voya International Core Fund - Class I	61,541	87,143	(6,117)	(1,099)	141,468	-	10	-
Voya International Index Portfolio - Class I	42,128	35,107	(32,145)	(753)	44,337	-	322	-
Voya Large Cap Growth Portfolio - Class I	90,697	64,547	(13,173)	(1,784)	140,287	-	1,334	-
Voya Large Cap Value Fund - Class R6	67,179	89,612	(6,255)	3,125	153,661	-	271	-
Voya MidCap Opportunities Portfolio - Class I	101,625	59,848	(82,769)	(3,941)	74,763	-	1,354	-
Voya Mid Cap Value Fund - Class I	102,773	74,454	(10,437)	7,936	174,726	-	(604)	-
Voya Multi-Manager International Equity Fund - Class I	112,636	84,169	(14,891)	(493)	181,421	-	964	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	146,171	92,336	(85,024)	(1,240)	152,243	-	2,046	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	-	93,325	(3,830)	3,357	92,852	-	204	-
Voya Small Company Portfolio - Class I	45,290	33,726	(3,587)	350	75,779	-	447	-
Voya U.S. Stock Index Portfolio - Class I	33,858	160,188	(6,270)	4,866	192,642	-	246	-
VY Clarion Real Estate Portfolio - Class I	22,031	16,545	(2,058)	2,880	39,398	-	71	-
VY Invesco Comstock Portfolio - Class I	-	57,919	(1,583)	1,993	58,329	-	43	-
VY JPMorgan Emerging Markets Equity Portfolio - Class I	21,878	10,009	(32,260)	373	-	-	(2,019)	-
VY T. Rowe Price Equity Income Portfolio - Class I	100,812	53,256	(151,338)	(2,730)	-	-	1,349	-
VY T. Rowe Price Growth Equity Portfolio - Class I	80,451	64,572	(5,026)	(3,428)	136,569	-	1,097	-
	$1,095,341	$1,166,777	$(499,762)	$10,955	$1,773,311	$-	$5,145	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
Voya Solution Balanced Portfolio	as of March 31, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 7.4%
24,646	iShares iBoxx $ High Yield Corporate Bond Fund	$2,326,336	4.4
24,798	iShares MSCI EMU Index Fund	1,048,212	2.0
8,680	Vanguard FTSE Europe ETF	511,686	1.0

	Total Exchange-Traded Funds
	(Cost $3,686,112)	3,886,234	7.4

MUTUAL FUNDS: 92.6%
	Affiliated Investment Companies: 92.6%
92,760	Voya Emerging Markets Equity Fund - Class I	1,034,272	2.0
152,194	Voya Floating Rate Fund - Class I	1,553,898	3.0
236,657	Voya Global Bond Fund - Class R6	2,619,797	5.0
281,008	Voya High Yield Bond Fund - Class I	2,382,948	4.5
184,275	Voya Intermediate Bond Fund - Class R6	1,826,164	3.5
138,509	Voya International Core Fund - Class I	1,537,445	2.9
103,628	Voya International Index Portfolio - Class I	1,045,607	2.0
156,570	Voya Large Cap Growth Portfolio - Class I	2,984,219	5.7
239,016	Voya Large Cap Value Fund - Class R6	3,207,595	6.1
245,092	Voya Mid Cap Value Fund - Class I	3,521,971	6.7
110,502	Voya MidCap Opportunities Portfolio - Class I	1,825,498	3.5
128,133	Voya Multi-Manager International Equity Fund - Class I	1,541,445	2.9
210,373	Voya Multi-Manager Large Cap Core Portfolio - Class I	3,176,633	6.1
63,558	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	1,594,034	3.0
103,119	Voya Short Term Bond Fund - Class R6	1,033,250	2.0
41,637	Voya Small Company Portfolio - Class I	1,039,688	2.0
220,256	Voya U.S. Bond Index Portfolio - Class I	2,328,104	4.4
141,634	Voya U.S. Stock Index Portfolio - Class I	2,099,015	4.0
107,852	@ VY BlackRock Inflation Protected Bond Portfolio - Class I	1,034,302	2.0
36,284	VY Clarion Real Estate Portfolio - Class I	1,096,131	2.1
100,768	VY Invesco Comstock Portfolio - Class I	1,586,093	3.0
87,885	VY PIMCO Total Return Portfolio - Class I	1,033,527	2.0
181,190	VY T Rowe Price Capital Appreciation Portfolio - Class I	5,285,310	10.1
24,285	VY T. Rowe Price Growth Equity Portfolio - Class I	2,136,841	4.1

	Total Mutual Funds
	(Cost $44,893,720)	48,523,787	92.6

	Total Investments in Securities (Cost $48,579,832)	$52,410,021	100.0
	Assets in Excess of Other Liabilities	19,137	–
	Net Assets	$52,429,158	100.0

@	Non-income producing security

Cost for federal income tax purposes is $48,799,704.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$3,956,429
Gross Unrealized Depreciation	(346,112)

Net Unrealized Appreciation	$3,610,317

PORTFOLIO OF INVESTMENTS
Voya Solution Balanced Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,886,234	$–	$–	$3,886,234
Mutual Funds	48,523,787	–	–	48,523,787
Total Investments, at fair value	$52,410,021	$–	$–	$52,410,021

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 3/31/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Total Return Bond Portfolio - Class I	$1,000,757	$7,784	$(1,057,165)	$48,624	$-	$-	$(39,916)	$-
Voya Emerging Markets Equity Fund - Class I	1,517,703	654,508	(1,090,217)	(47,722)	1,034,272	-	3,125	-
Voya Floating Rate Fund - Class I	1,527,047	66,530	(36,208)	(3,471)	1,553,898	14,847	1,901	-
Voya Global Bond Fund - Class R6	2,529,776	105,596	(82,215)	66,640	2,619,797	17,670	(3,888)	-
Voya High Yield Bond Fund - Class I	2,035,511	419,625	(109,865)	37,677	2,382,948	32,405	(723)	-
Voya High Yield Portfolio - Class I	511,023	1,023	(515,140)	3,094	-	1,640	(340)	-
Voya Intermediate Bond Fund - Class R6	1,640,281	201,372	(43,943)	28,454	1,826,164	14,594	(894)	-
Voya International Core Fund - Class I	1,022,346	573,301	(41,233)	(16,969)	1,537,445	-	8,165	-
Voya International Index Portfolio - Class I	1,034,449	54,685	(44,518)	991	1,045,607	-	4,405	-
Voya Large Cap Growth Portfolio - Class I	3,001,615	76,315	(64,921)	(28,790)	2,984,219	-	21,666	-
Voya Large Cap Value Fund - Class R6	2,833,402	368,932	(60,927)	66,188	3,207,595	-	12,469	-
Voya MidCap Opportunities Portfolio - Class I	2,599,020	62,613	(661,476)	(174,659)	1,825,498	-	140,910	-
Voya Mid Cap Value Fund - Class I	2,629,455	784,968	(72,486)	180,034	3,521,971	-	1,616	-
Voya Multi-Manager International Equity Fund - Class I	2,073,292	43,709	(435,211)	(140,345)	1,541,445	-	122,788	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	3,208,683	80,412	(159,272)	46,810	3,176,633	-	15,683	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	-	1,543,797	(20,108)	70,345	1,594,034	-	765	-
Voya RussellTM Mid Cap Index Portfolio - Class I	1,563,597	11,676	(1,383,161)	(192,112)	-	-	155,975	-
Voya Short Term Bond Fund - Class R6	1,013,000	44,660	(25,348)	938	1,033,250	4,259	57	-
Voya Small Company Portfolio - Class I	1,042,478	26,544	(30,727)	1,393	1,039,688	-	12,353	-
Voya U.S. Bond Index Portfolio - Class I	2,811,188	63,812	(620,686)	73,790	2,328,104	-	(25,014)	-
Voya U.S. Stock Index Portfolio - Class I	1,557,749	1,093,227	(544,580)	(7,381)	2,099,015	-	7,983	-
VY BlackRockInflation Protected Bond Portfolio - Class I	993,188	48,613	(29,331)	21,832	1,034,302	-	(3,926)	-
VY Clarion Real Estate Portfolio - Class I	1,014,048	26,544	(37,897)	93,436	1,096,131	-	7,911	-
VY Invesco Comstock Portfolio - Class I	-	1,544,054	(18,570)	60,609	1,586,093	-	736	-
VY JPMorgan Emerging Markets Equity Portfolio - Class I	510,368	-	(507,357)	(3,011)	-	-	(27,985)	-
VY PIMCO Total Return Portfolio - Class I	-	1,044,177	(14,056)	3,406	1,033,527	-	62	-
VY T. Rowe Price Capital Appreciation Portfolio - Class I	4,117,925	1,123,759	(97,005)	140,631	5,285,310	-	18,736	-
VY T. Rowe Price Equity Income Portfolio - Class I	1,804,098	18,125	(1,458,029)	(364,194)	-	-	324,146	-
VY T. Rowe Price Growth Equity Portfolio - Class I	2,250,683	56,407	(99,404)	(70,845)	2,136,841	-	41,231	-
	$47,842,682	$10,146,768	$(9,361,056)	$(104,607)	$48,523,787	$85,415	$799,997	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
Voya Solution Conservative Portfolio	as of March 31, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.4%
8,108	iShares iBoxx $ High Yield Corporate Bond Fund	$765,314	4.4
8,160	iShares MSCI EMU Index Fund	344,923	2.0

	Total Exchange-Traded Funds
	(Cost $1,053,789)	1,110,237	6.4

MUTUAL FUNDS: 93.5%
	Affiliated Investment Companies: 93.5%
84,436	Voya Floating Rate Fund - Class I	862,090	5.0
189,458	Voya Global Bond Fund - Class R6	2,097,296	12.1
177,337	Voya High Yield Bond Fund - Class I	1,503,814	8.6
113,993	Voya Intermediate Bond Fund - Class R6	1,129,673	6.5
35,380	Voya International Index Portfolio - Class I	356,986	2.0
13,543	Voya Large Cap Growth Portfolio - Class I	258,121	1.5
39,461	Voya Large Cap Value Fund - Class R6	529,573	3.0
50,022	Voya Mid Cap Value Fund - Class I	718,814	4.1
42,030	Voya MidCap Opportunities Portfolio - Class I	694,336	4.0
137,305	Voya Short Term Bond Fund - Class R6	1,375,795	7.9
171,480	Voya U.S. Bond Index Portfolio - Class I	1,812,548	10.4
11,635	Voya U.S. Stock Index Portfolio - Class I	172,436	1.0
161,546	@ VY BlackRock Inflation Protected Bond Portfolio - Class I	1,549,223	8.9
101,536	VY PIMCO Total Return Portfolio - Class I	1,194,063	6.9
60,660	VY T Rowe Price Capital Appreciation Portfolio - Class I	1,769,452	10.2
2,867	VY T. Rowe Price Growth Equity Portfolio - Class I	252,274	1.4

	Total Mutual Funds
	(Cost $16,089,537)	16,276,494	93.5

	Total Investments in Securities (Cost $17,143,326)	$17,386,731	99.9
	Assets in Excess of Other Liabilities	11,229	0.1
	Net Assets	$17,397,960	100.0

@	Non-income producing security

Cost for federal income tax purposes is $17,260,002.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$473,387
Gross Unrealized Depreciation	(346,658)

Net Unrealized Appreciation	$126,729

Voya Solution Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,110,237	$–	$–	$1,110,237
Mutual Funds	16,276,494	–	–	16,276,494
Total Investments, at fair value	$17,386,731	$–	$–	$17,386,731

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 3/31/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Total Return Bond Portfolio - Class I	$1,022,902	$3,011	$(1,073,255)	$47,342	$-	$-	$(38,461)	$-
Voya Floating Rate Fund - Class I	867,088	42,006	(46,346)	(658)	862,090	8,173	(145)	-
Voya Global Bond Fund - Class R6	2,068,730	97,280	(120,548)	51,834	2,097,296	13,935	(1,836)	-
Voya High Yield Bond Fund - Class I	1,394,425	199,849	(115,347)	24,887	1,503,814	20,364	(1,182)	-
Voya High Yield Portfolio - Class I	174,616	407	(177,024)	2,001	-	556	(1,066)	-
Voya Intermediate Bond Fund - Class R6	1,375,662	51,746	(325,532)	27,797	1,129,673	9,814	(6,882)	-
Voya International Core Fund - Class I	221,793	1,631	(193,350)	(30,074)	-	-	24,338	-
Voya International Index Portfolio - Class I	132,071	233,767	(16,632)	7,780	356,986	-	428	-
Voya Large Cap Growth Portfolio - Class I	311,262	9,649	(50,824)	(11,966)	258,121	-	9,745	-
Voya Large Cap Value Fund - Class R6	263,286	272,945	(11,898)	5,240	529,573	-	2,298	-
Voya MidCap Opportunities Portfolio - Class I	619,932	108,041	(27,780)	(5,857)	694,336	-	6,118	-
Voya Mid Cap Value Fund - Class I	627,176	91,017	(33,151)	33,772	718,814	-	748	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	458,476	1,305	(420,890)	(38,891)	-	-	25,489	-
Voya RussellTM Mid Cap Index Portfolio - Class I	177,587	502	(156,288)	(21,801)	-	-	17,773	-
Voya Short Term Bond Fund - Class R6	1,380,489	67,857	(73,746)	1,195	1,375,795	5,629	174	-
Voya U.S. Bond Index Portfolio - Class I	2,121,446	67,618	(432,587)	56,071	1,812,548	-	(19,435)	-
Voya U.S. Stock Index Portfolio - Class I	354,024	6,851	(186,772)	(1,667)	172,436	-	(1,039)	-
VY BlackRockInflation Protected Bond Portfolio - Class I	1,532,904	72,124	(95,288)	39,483	1,549,223	-	(12,128)	-
VY PIMCO Total Return Portfolio - Class I	-	1,211,946	(21,696)	3,813	1,194,063	-	122	-
VY T. Rowe Price Capital Appreciation Portfolio - Class I	701,543	1,064,619	(53,288)	56,578	1,769,452	-	2,374	-
VY T. Rowe Price Equity Income Portfolio - Class I	263,440	5,182	(233,492)	(35,130)	-	-	36,102	-
VY T. Rowe Price Growth Equity Portfolio - Class I	225,558	41,836	(9,326)	(5,794)	252,274	-	3,003	-
	$16,294,410	$3,651,189	$(3,875,060)	$205,955	$16,276,494	$58,471	$46,538	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
Voya Solution Income Portfolio	as of March 31, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.6%
88,264	iShares iBoxx $ High Yield Corporate Bond Fund	$8,331,239	4.5
88,836	iShares MSCI EMU Index Fund	3,755,098	2.1

	Total Exchange-Traded Funds
	(Cost $11,470,166)	12,086,337	6.6

MUTUAL FUNDS: 93.4%
	Affiliated Investment Companies: 93.4%
534,127	Voya Floating Rate Fund - Class I	5,453,441	3.0
998,802	Voya Global Bond Fund - Class R6	11,056,739	6.0
529,523	Voya High Yield Bond Fund - Class I	4,490,351	2.4
1,847,188	Voya Intermediate Bond Fund - Class R6	18,305,633	10.0
356,020	Voya International Index Portfolio - Class I	3,592,245	2.0
286,080	Voya Large Cap Growth Portfolio - Class I	5,452,693	3.0
485,213	Voya Large Cap Value Fund - Class R6	6,511,558	3.6
463,674	Voya Mid Cap Value Fund - Class I	6,662,995	3.6
389,393	Voya MidCap Opportunities Portfolio - Class I	6,432,772	3.5
310,747	Voya Multi-Manager International Equity Fund - Class I	3,738,292	2.0
518,001	Voya Multi-Manager Large Cap Core Portfolio - Class I	7,821,820	4.3
1,447,233	Voya Short Term Bond Fund - Class R6	14,501,276	7.9
2,065,834	Voya U.S. Bond Index Portfolio - Class I	21,835,865	11.9
250,599	Voya U.S. Stock Index Portfolio - Class I	3,713,876	2.0
1,702,779	@ VY BlackRock Inflation Protected Bond Portfolio - Class I	16,329,652	8.9
127,368	VY Clarion Real Estate Portfolio - Class I	3,847,775	2.1
1,040,748	VY PIMCO Total Return Portfolio - Class I	12,239,194	6.7
508,233	VY T Rowe Price Capital Appreciation Portfolio - Class I	14,825,167	8.1
50,272	VY T. Rowe Price Growth Equity Portfolio - Class I	4,423,407	2.4

	Total Mutual Funds
	(Cost $167,453,347)	171,234,751	93.4

	Total Investments in Securities (Cost $178,923,513)	$183,321,088	100.0
	Assets in Excess of Other Liabilities	39,347	–
	Net Assets	$183,360,435	100.0

@	Non-income producing security

Cost for federal income tax purposes is $179,871,899.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$7,307,338
Gross Unrealized Depreciation	(3,858,149)

Net Unrealized Appreciation	$3,449,189

Voya Solution Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$12,086,337	$–	$–	$12,086,337
Mutual Funds	171,234,751	–	–	171,234,751
Total Investments, at fair value	$183,321,088	$–	$–	$183,321,088

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 3/31/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Total Return Bond Portfolio - Class I	$12,408,400	$19,274	$(12,902,441)	$474,767	$-	$-	$(368,152)	$-
Voya Floating Rate Fund - Class I	5,602,478	150,608	(289,858)	(9,787)	5,453,441	52,761	4,646	-
Voya Global Bond Fund - Class R6	11,137,393	280,814	(647,833)	286,365	11,056,739	75,412	(17,372)	-
Voya High Yield Bond Fund - Class I	3,613,790	1,452,892	(650,227)	73,896	4,490,351	60,741	(5,852)	-
Voya High Yield Portfolio - Class I	1,878,439	2,107	(1,890,428)	9,882	-	5,972	140	-
Voya Intermediate Bond Fund - Class R6	16,201,487	2,762,293	(950,155)	292,008	18,305,633	145,648	(19,602)	-
Voya International Core Fund - Class I	2,285,969	12,136	(1,904,755)	(393,350)	-	-	333,506	-
Voya International Index Portfolio - Class I	3,318,631	540,814	(244,438)	(22,762)	3,592,245	-	48,364	-
Voya Large Cap Growth Portfolio - Class I	6,225,930	82,672	(660,657)	(195,252)	5,452,693	-	164,135	-
Voya Large Cap Value Fund - Class R6	2,835,292	3,778,905	(156,845)	54,206	6,511,558	-	30,940	-
Voya MidCap Opportunities Portfolio - Class I	4,768,930	1,918,870	(214,926)	(40,102)	6,432,772	-	84,276	-
Voya Mid Cap Value Fund - Class I	4,824,995	1,787,126	(239,620)	290,494	6,662,995	-	59,582	-
Voya Multi-Manager International Equity Fund - Class I	-	3,722,286	(107,673)	123,679	3,738,292	-	(111)	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	11,394,212	121,105	(3,481,070)	(212,427)	7,821,820	-	268,277	-
Voya RussellTM Mid Cap Index Portfolio - Class I	3,825,236	5,711	(3,356,227)	(474,720)	-	-	387,720	-
Voya Short Term Bond Fund - Class R6	14,865,032	409,687	(786,592)	13,149	14,501,276	60,579	1,790	-
Voya U.S. Bond Index Portfolio - Class I	26,750,606	334,972	(5,955,463)	705,750	21,835,865	-	(246,957)	-
Voya U.S. Stock Index Portfolio - Class I	3,812,793	54,639	(211,147)	57,591	3,713,876	-	2,555	-
VY BlackRockInflation Protected Bond Portfolio - Class I	16,433,541	492,124	(987,749)	391,736	16,329,652	-	(99,269)	-
VY Clarion Real Estate Portfolio - Class I	3,719,702	54,639	(275,461)	348,895	3,847,775	-	12,145	-
VY PIMCO Total Return Portfolio - Class I	-	12,562,716	(364,435)	40,913	12,239,194	-	1,527	-
VY T. Rowe Price Capital Appreciation Portfolio - Class I	9,443,666	5,562,650	(624,152)	443,003	14,825,167	-	28,032	-
VY T. Rowe Price Equity Income Portfolio - Class I	3,782,588	43,708	(3,086,866)	(739,430)	-	-	752,833	-
VY T. Rowe Price Growth Equity Portfolio - Class I	4,373,696	336,309	(160,896)	(125,702)	4,423,407	-	73,427	-
	$173,502,806	$36,489,057	$(40,149,914)	$1,392,802	$171,234,751	$401,113	$1,496,580	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 10.1%
14,083	iShares iBoxx $ High Yield Corporate Bond Fund	$1,329,294	4.3
14,195	iShares MSCI EMU Index Fund	600,023	1.9
9,430	iShares Russell 1000 Value Index Fund	909,995	2.9
4,969	Vanguard FTSE Europe ETF	292,923	1.0

	Total Exchange-Traded Funds
	(Cost $2,994,450)	3,132,235	10.1

MUTUAL FUNDS: 89.9%
	Affiliated Investment Companies: 89.9%
109,743	Voya Emerging Markets Equity Fund - Class I	1,223,640	4.0
59,783	Voya Floating Rate Fund - Class I	610,381	2.0
55,889	Voya Global Bond Fund - Class R6	618,692	2.0
132,630	Voya High Yield Bond Fund - Class I	1,124,699	3.6
149,458	Voya International Core Fund - Class I	1,658,989	5.4
62,913	Voya International Index Portfolio - Class I	634,794	2.0
112,345	Voya Large Cap Growth Portfolio - Class I	2,141,290	6.9
118,803	Voya Large Cap Value Fund - Class R6	1,594,339	5.2
194,121	Voya Mid Cap Value Fund - Class I	2,789,523	9.0
75,189	Voya MidCap Opportunities Portfolio - Class I	1,242,116	4.0
190,248	Voya Multi-Manager International Equity Fund - Class I	2,288,680	7.4
175,801	Voya Multi-Manager Large Cap Core Portfolio - Class I	2,654,595	8.6
58,657	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	1,471,113	4.8
36,818	Voya Small Company Portfolio - Class I	919,342	3.0
94,225	Voya U.S. Stock Index Portfolio - Class I	1,396,409	4.5
21,354	VY Clarion Real Estate Portfolio - Class I	645,104	2.1
60,519	VY Invesco Comstock Portfolio - Class I	952,570	3.1
79,889	VY T Rowe Price Capital Appreciation Portfolio - Class I	2,330,374	7.5
16,853	VY T. Rowe Price Growth Equity Portfolio - Class I	1,482,862	4.8

	Total Mutual Funds
	(Cost $25,138,260)	27,779,512	89.9

	Total Investments in Securities (Cost $28,132,710)	$30,911,747	100.0
	Assets in Excess of Other Liabilities	1,856	–
	Net Assets	$30,913,603	100.0

Cost for federal income tax purposes is $28,197,699.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,779,037
Gross Unrealized Depreciation	(64,989)

Net Unrealized Appreciation	$2,714,048

Voya Solution Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,132,235	$–	$–	$3,132,235
Mutual Funds	27,779,512	–	–	27,779,512
Total Investments, at fair value	$30,911,747	$–	$–	$30,911,747

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 3/31/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Total Return Bond Portfolio - Class I	$23	$-	$(23)	$-	$-	$-	$-	$-
Voya Emerging Markets Equity Fund - Class I	1,142,517	735,831	(628,315)	(26,393)	1,223,640	-	5,298	-
Voya Floating Rate Fund - Class I	572,402	49,911	(11,152)	(780)	610,381	5,672	145	-
Voya Global Bond Fund - Class R6	569,002	48,581	(13,474)	14,583	618,692	4,072	(208)	-
Voya High Yield Bond Fund - Class I	850,366	310,780	(53,266)	16,819	1,124,699	14,351	(617)	-
Voya High Yield Portfolio - Class I	287,326	5,227	(294,210)	1,657	-	928	(94)	-
Voya International Core Fund - Class I	1,148,642	555,993	(28,921)	(16,725)	1,658,989	-	5,446	-
Voya International Index Portfolio - Class I	871,322	85,082	(298,990)	(22,620)	634,794	-	17,741	-
Voya Large Cap Growth Portfolio - Class I	2,054,085	135,644	(33,726)	(14,713)	2,141,290	-	10,961	-
Voya Large Cap Value Fund - Class R6	1,881,978	135,296	(381,248)	(41,687)	1,594,339	-	57,332	-
Voya MidCap Opportunities Portfolio - Class I	2,045,661	113,422	(731,793)	(185,174)	1,242,116	-	150,890	-
Voya Mid Cap Value Fund - Class I	2,069,929	625,170	(45,430)	139,854	2,789,523	-	145	-
Voya Multi-Manager International Equity Fund - Class I	2,330,562	148,284	(140,891)	(49,275)	2,288,680	-	46,101	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	2,414,708	230,720	(43,210)	52,377	2,654,595	-	4,364	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	-	1,417,526	(10,496)	64,083	1,471,113	-	405	-
Voya RussellTM Mid Cap Index Portfolio - Class I	1,025,573	20,661	(921,158)	(125,076)	-	-	101,089	-
Voya Small Company Portfolio - Class I	879,081	58,133	(21,624)	3,752	919,342	-	8,657	-
Voya U.S. Bond Index Portfolio - Class I	56,455	1,181	(58,185)	549	-	-	219	-
Voya U.S. Stock Index Portfolio - Class I	876,093	673,449	(158,616)	5,483	1,396,409	-	2,859	-
VY Clarion Real Estate Portfolio - Class I	569,907	38,755	(20,053)	56,495	645,104	-	1,626	-
VY Invesco Comstock Portfolio - Class I	-	924,818	(7,671)	35,423	952,570	-	138	-
VY JPMorgan Emerging Markets Equity Portfolio - Class I	565,557	11,806	(581,669)	4,306	-	-	(38,908)	-
VY T. Rowe Price Capital Appreciation Portfolio - Class I	2,025,635	279,726	(33,961)	58,974	2,330,374	-	7,304	-
VY T. Rowe Price Equity Income Portfolio - Class I	1,303,738	42,871	(1,099,088)	(247,521)	-	-	237,394	-
VY T. Rowe Price Growth Equity Portfolio - Class I	1,489,119	96,888	(60,861)	(42,284)	1,482,862	-	22,870	-
	$27,029,681	$6,745,755	$(5,678,031)	$(317,893)	$27,779,512	$25,023	$641,157	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution Moderately Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 7.4%
22,152	iShares iBoxx $ High Yield Corporate Bond Fund	$2,090,927	4.4
22,295	iShares MSCI EMU Index Fund	942,410	2.0
7,804	Vanguard FTSE Europe ETF	460,046	1.0

	Total Exchange-Traded Funds
	(Cost $3,312,997)	3,493,383	7.4

MUTUAL FUNDS: 92.5%
	Affiliated Investment Companies: 92.5%
136,549	Voya Floating Rate Fund - Class I	1,394,168	3.0
212,792	Voya Global Bond Fund - Class R6	2,355,612	5.0
251,480	Voya High Yield Bond Fund - Class I	2,132,551	4.5
401,449	Voya Intermediate Bond Fund - Class R6	3,978,360	8.5
82,232	Voya International Core Fund - Class I	912,780	1.9
92,581	Voya International Index Portfolio - Class I	934,145	2.0
60,911	Voya Large Cap Growth Portfolio - Class I	1,160,957	2.5
141,516	Voya Large Cap Value Fund - Class R6	1,899,150	4.1
194,721	Voya Mid Cap Value Fund - Class I	2,798,138	6.0
84,599	Voya MidCap Opportunities Portfolio - Class I	1,397,571	3.0
77,301	Voya Multi-Manager International Equity Fund - Class I	929,930	2.0
46,182	Voya Multi-Manager Large Cap Core Portfolio - Class I	697,343	1.5
52,641	Voya Russell Mid Cap Growth Index Portfolio - Class I	1,320,229	2.8
231,300	Voya Short Term Bond Fund - Class R6	2,317,630	4.9
37,324	Voya Small Company Portfolio - Class I	931,972	2.0
461,388	Voya U.S. Bond Index Portfolio - Class I	4,876,875	10.4
125,051	Voya U.S. Stock Index Portfolio - Class I	1,853,250	4.0
241,918	@ VY BlackRock Inflation Protected Bond Portfolio - Class I	2,319,991	4.9
32,537	VY Clarion Real Estate Portfolio - Class I	982,956	2.1
197,137	VY PIMCO Total Return Portfolio - Class I	2,318,335	4.9
162,995	VY T Rowe Price Capital Appreciation Portfolio - Class I	4,754,567	10.1
12,851	VY T. Rowe Price Growth Equity Portfolio - Class I	1,130,716	2.4

	Total Mutual Funds
	(Cost $41,683,614)	43,397,226	92.5

	Total Investments in Securities (Cost $44,996,611)	$46,890,609	99.9
	Assets in Excess of Other Liabilities	24,678	0.1
	Net Assets	$46,915,287	100.0

@	Non-income producing security

Cost for federal income tax purposes is $45,338,021.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,237,212
Gross Unrealized Depreciation	(684,624)

Net Unrealized Appreciation	$1,552,588

Voya Solution Moderately Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,493,383	$–	$–	$3,493,383
Mutual Funds	43,397,226	–	–	43,397,226
Total Investments, at fair value	$46,890,609	$–	$–	$46,890,609

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 3/31/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Total Return Bond Portfolio - Class I	$2,507,943	$24,874	$(2,642,929)	$110,112	$-	$-	$(88,398)	$-
Voya Emerging Markets Equity Fund - Class I	925,906	76,419	(956,109)	(46,216)	-	-	(721)	-
Voya Floating Rate Fund - Class I	1,391,965	74,266	(67,162)	(4,901)	1,394,168	13,259	3,551	-
Voya Global Bond Fund - Class R6	2,306,122	119,157	(131,802)	62,135	2,355,612	15,796	(5,970)	-
Voya High Yield Bond Fund - Class I	1,796,115	505,698	(203,634)	34,372	2,132,551	28,378	(2,237)	-
Voya High Yield Portfolio - Class I	464,809	1,026	(468,809)	2,974	-	1,477	(489)	-
Voya Intermediate Bond Fund - Class R6	3,450,232	659,172	(193,505)	62,461	3,978,360	31,185	(4,269)	-
Voya International Core Fund - Class I	888,048	117,966	(61,120)	(32,114)	912,780	-	19,371	-
Voya International Index Portfolio - Class I	941,177	77,034	(80,383)	(3,683)	934,145	-	7,177	-
Voya Large Cap Growth Portfolio - Class I	1,308,048	46,432	(149,158)	(44,365)	1,160,957	-	36,959	-
Voya Large Cap Value Fund - Class R6	1,055,798	869,488	(54,517)	28,381	1,899,150	-	(86)	-
Voya MidCap Opportunities Portfolio - Class I	1,894,854	61,042	(445,031)	(113,294)	1,397,571	-	90,665	-
Voya Mid Cap Value Fund - Class I	1,917,541	850,616	(116,103)	146,084	2,798,138	-	(23)	-
Voya Multi-Manager International Equity Fund - Class I	944,279	36,241	(39,440)	(11,150)	929,930	-	10,464	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	1,367,447	33,512	(653,035)	(50,581)	697,343	-	44,502	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	-	1,294,654	(31,790)	57,365	1,320,229	-	822	-
Voya RussellTM Mid Cap Index Portfolio - Class I	1,662,370	15,829	(1,473,996)	(204,203)	-	-	165,982	-
Voya Short Term Bond Fund - Class R6	2,308,210	124,965	(117,545)	2,000	2,317,630	9,511	310	-
Voya Small Company Portfolio - Class I	949,986	36,241	(48,042)	(6,213)	931,972	-	17,579	-
Voya U.S. Bond Index Portfolio - Class I	5,778,685	199,761	(1,249,307)	147,736	4,876,875	-	(47,825)	-
Voya U.S. Stock Index Portfolio - Class I	1,419,967	956,929	(516,756)	(6,890)	1,853,250	-	6,694	-
VY BlackRockInflation Protected Bond Portfolio - Class I	2,269,701	127,578	(135,870)	58,582	2,319,991	-	(18,015)	-
VY Clarion Real Estate Portfolio - Class I	923,714	36,241	(62,707)	85,708	982,956	-	4,863	-
VY PIMCO Total Return Portfolio - Class I	-	2,372,780	(61,926)	7,481	2,318,335	-	345	-
VY T. Rowe Price Capital Appreciation Portfolio - Class I	2,814,297	1,981,733	(157,129)	115,666	4,754,567	-	34,110	-
VY T. Rowe Price Equity Income Portfolio - Class I	821,698	29,446	(719,830)	(131,314)	-	-	134,427	-
VY T. Rowe Price Growth Equity Portfolio - Class I	1,086,416	114,435	(41,096)	(29,039)	1,130,716	-	15,053	-
	$43,195,328	$10,843,535	$(10,878,731)	$237,094	$43,397,226	$99,606	$424,841	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

VY American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.6%
		Consumer Discretionary: 9.8%
186,770		ADT Corp.	$5,593,761	1.4
15,300		AMC Entertainment Holdings, Inc.	371,025	0.1
19,500		American Eagle Outfitters	238,680	0.1
6,500	@	Asbury Automotive Group, Inc.	359,515	0.1
10,032		Autoliv, Inc.	1,006,711	0.2
5,900	@	Bally Technologies, Inc.	390,993	0.1
11,672	@	Bed Bath & Beyond, Inc.	803,034	0.2
57,456		Carnival Corp.	2,175,284	0.5
9,900	@	Cavco Industries, Inc.	776,655	0.2
2,254		CBS Outdoor Americas, Inc.	65,929	0.0
19,000		ClubCorp Holdings, Inc.	359,100	0.1
16,802		Coach, Inc.	834,387	0.2
13,000	@,L	Conn's, Inc.	505,050	0.1
46,840		CST Brands, Inc.	1,463,282	0.4
31,800		Culp, Inc.	627,732	0.2
147,200		Cumulus Media, Inc.	1,017,152	0.3
26,100		Dana Holding Corp.	607,347	0.1
18,700		Destination Maternity Corp.	512,380	0.1
18,100		Einstein Noah Restaurant Group, Inc.	297,926	0.1
88,400	@	Entercom Communications Corp.	890,188	0.2
213,600		Entravision Communications Corp.	1,431,120	0.4
13,400	@	EW Scripps Co.	237,448	0.1
15,960		Family Dollar Stores, Inc.	925,840	0.2
5,900		Group 1 Automotive, Inc.	387,394	0.1
23,800		Harte-Hanks, Inc.	210,392	0.0
4,300	@	Helen of Troy Ltd.	297,689	0.1
108,325		International Game Technology	1,523,050	0.4
44,100	@	Journal Communications, Inc.	390,726	0.1
22,600	@	Libbey, Inc.	587,600	0.1
32,300		LIN Media LLC	855,950	0.2
83,607		Lowe's Cos., Inc.	4,088,382	1.0
11,698		Malibu Boats, Inc.	259,930	0.1
34,500		MarineMax, Inc.	524,055	0.1
12,300		MDC Holdings, Inc.	347,844	0.1
19,000		Movado Group, Inc.	865,450	0.2
33,500		Orbitz Worldwide, Inc.	262,640	0.1
23,300	@	Orient-Express Hotels Ltd.	335,753	0.1
14,300		Penske Auto Group, Inc.	611,468	0.1
50,400	@	Scientific Games Corp.	691,992	0.2
8,800		Shutterfly, Inc.	375,584	0.1
7,100		Sotheby's	309,205	0.1
17,600	@	Steiner Leisure Ltd.	814,000	0.2
24,500		Superior Industries International	502,005	0.1
44,191		Target Corp.	2,673,997	0.7
27,500		Tower International, Inc.	748,550	0.2
17,200		Town Sports International Holdings, Inc.	146,028	0.0
			39,300,223	9.8

		Consumer Staples: 5.8%
27,100		Campbell Soup Co.	1,216,248	0.3
48,500		Central Garden & Pet Co.	401,095	0.1
54,502		ConAgra Foods, Inc.	1,691,197	0.4
24,286		Dr Pepper Snapple Group, Inc.	1,322,616	0.3
6,310		Energizer Holdings, Inc.	635,669	0.2
34,847		General Mills, Inc.	1,805,772	0.5
18,440		Groupe Danone	1,302,744	0.3
88,209		Hillshire Brands Co.	3,286,667	0.8
23,878		Kellogg Co.	1,497,389	0.4
31,650		Kraft Foods Group, Inc.	1,775,565	0.4
56,832		Mondelez International, Inc.	1,963,546	0.5
59,801	@	Rite Aid Corp.	374,952	0.1
5,400		Snyders-Lance, Inc.	152,226	0.0
6,900		Spectrum Brands Holdings, Inc.	549,930	0.1
122,253		Sysco Corp.	4,417,001	1.1
2,400		TreeHouse Foods, Inc.	172,776	0.1
14,700		Village Super Market	388,080	0.1
8,500		Weis Markets, Inc.	418,625	0.1
			23,372,098	5.8

		Energy: 7.7%
1,804	L	Alliance Resource Partners L.P.	151,789	0.0
29,200		Alpha Natural Resources, Inc.	124,100	0.0
49,270		Apache Corp.	4,086,946	1.0
43,600		Ardmore Shipping Corp.	579,880	0.1
6,300		Bristow Group, Inc.	475,776	0.1
61,600		Cal Dive International, Inc.	104,720	0.0
22,424	@	Cameron International Corp.	1,385,130	0.3
6,500		Delek US Holdings, Inc.	188,760	0.1
41,821		Devon Energy Corp.	2,799,080	0.7
28,800	L	Energy XXI Bermuda Ltd.	678,816	0.2
11,200		Gulfmark Offshore, Inc.	503,328	0.1
11,500	@	Helix Energy Solutions Group, Inc.	264,270	0.1
8,200		Hornbeck Offshore Services, Inc.	342,842	0.1
31,800	L	Hugoton Royalty Trust	256,626	0.1
166,048		Imperial Oil Ltd.	7,732,384	1.9
30,926		Jones Energy, Inc.	468,220	0.1
26,400	@	Key Energy Services, Inc.	243,936	0.1
48,200	@	McDermott International, Inc.	376,924	0.1

VY American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
36,938		Murphy Oil Corp.	$2,321,923	0.6
12,200	@,L	Nordic American Tankers Ltd.	120,048	0.0
32,300		Pacific Coast Oil Trust	432,497	0.1
12,811	L	PBF Energy, Inc.	330,524	0.1
4,600		PDC Energy, Inc.	286,396	0.1
24,098	@	Penn Virginia Corp.	421,474	0.1
48,700	@	Scorpio Tankers, Inc.	485,539	0.1
57,011	@	Southwestern Energy Co.	2,623,076	0.7
39,600	@	Tetra Technologies, Inc.	506,880	0.1
30,902	@	Vaalco Energy, Inc.	264,212	0.1
4,600	L	Western Refining, Inc.	177,560	0.0
43,437		Williams Partners L.P.	2,212,681	0.6
			30,946,337	7.7

		Financials: 26.4%
29,322	@	ACE Ltd.	2,904,637	0.7
19,580		Aflac, Inc.	1,234,323	0.3
29,758		Allstate Corp.	1,683,708	0.4
16,600		American Campus Communities, Inc.	620,010	0.1
10,500		American Equity Investment Life Holding Co.	248,010	0.1
17,700		American National Bankshares, Inc.	416,304	0.1
220,057		Annaly Capital Management, Inc.	2,414,025	0.6
23,100		Apollo Commercial Real Estate Finance, Inc.	384,153	0.1
9,200	@	Argo Group International Holdings Ltd.	422,280	0.1
32,200		Armada Hoffler Properties, Inc.	323,288	0.1
33,530		Arthur J. Gallagher & Co.	1,595,357	0.4
6,200	@	Aspen Insurance Holdings Ltd.	246,140	0.1
25,600		Associated Estates Realty Corp.	433,664	0.1
24,300		Astoria Financial Corp.	335,826	0.1
24,300		Baldwin & Lyons, Inc.	638,847	0.2
3,500		Bank of the Ozarks, Inc.	238,210	0.1
50,300		BankUnited, Inc.	1,748,931	0.4
8,800		Blackstone Mortgage Trust, Inc.	253,000	0.1
18,021		BOK Financial Corp.	1,244,350	0.3
17,600		Boston Private Financial Holdings, Inc.	238,128	0.1
71,800		Campus Crest Communities, Inc.	623,224	0.2
52,844		Capitol Federal Financial, Inc.	663,192	0.2
75,140		Capstead Mortgage Corp.	951,272	0.2
19,600		CBL & Associates Properties, Inc.	347,900	0.1
15,312		Charles Schwab Corp.	418,477	0.1
24,700		Chatham Lodging Trust	499,434	0.1
74,600		Chimera Investment Corp.	228,276	0.1
26,666		Chubb Corp.	2,381,274	0.6
33,700		CNO Financial Group, Inc.	609,970	0.1
9,700		Colony Financial, Inc.	212,915	0.0
32,463		Comerica, Inc.	1,681,583	0.4
79,031		Commerce Bancshares, Inc.	3,668,619	0.9
20,700	L	Compass Diversified Trust	391,437	0.1
87,812		Corrections Corp. of America	2,750,272	0.7
28,498		Cullen/Frost Bankers, Inc.	2,209,450	0.5
34,000		DiamondRock Hospitality Co.	399,500	0.1
26,500		Dime Community Bancshares	449,970	0.1
90,992		Empire State Realty Trust, Inc.	1,374,889	0.3
8,800	@	Endurance Specialty Holdings Ltd.	473,704	0.1
7,800		EPR Properties	416,442	0.1
34,400		Excel Trust, Inc.	436,192	0.1
9,000		Federal Realty Investment Trust	1,032,480	0.3
56,000		First Horizon National Corp.	691,040	0.2
19,000		First Interstate Bancsystem, Inc.	536,180	0.1
17,300		First NBC Bank Holding Co.	603,078	0.1
31,000		First Niagara Financial Group, Inc.	292,950	0.1
23,300		FirstMerit Corp.	485,339	0.1
14,500		Flushing Financial Corp.	305,515	0.1
66,000		FNB Corp.	884,400	0.2
38,571		Franklin Resources, Inc.	2,089,777	0.5
26,900		Fulton Financial Corp.	338,402	0.1
5,100		Hanover Insurance Group, Inc.	313,344	0.1
12,200		Hatteras Financial Corp.	229,970	0.1
69,270		HCC Insurance Holdings, Inc.	3,151,092	0.8
19,700		Heritage Financial Corp.	333,324	0.1
32,400		Hersha Hospitality Trust	188,892	0.0
7,600		Highwoods Properties, Inc.	291,916	0.1
24,000		Home Bancshares, Inc.	826,080	0.2
4,800		Infinity Property & Casualty Corp.	324,624	0.1
60,837		Keycorp	866,319	0.2
8,800		Lakeland Financial Corp.	353,936	0.1
18,600		LaSalle Hotel Properties	582,366	0.1

VY American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
28,300		M&T Bank Corp.	$3,432,790	0.8
16,600		Mack-Cali Realty Corp.	345,114	0.1
24,200		Manning & Napier, Inc.	405,834	0.1
23,477		Marsh & McLennan Cos., Inc.	1,157,416	0.3
14,100		MB Financial, Inc.	436,536	0.1
23,700		Medical Properties Trust, Inc.	303,123	0.1
22,790		Metlife, Inc.	1,203,312	0.3
53,100		MFA Mortgage Investments, Inc.	411,525	0.1
29,800	@	MGIC Investment Corp.	253,896	0.1
12,942	L	National Bankshares, Inc.	472,512	0.1
37,200		New Residential Investment Corp.	240,684	0.1
117,973		Northern Trust Corp.	7,734,310	1.9
54,900		OFG Bancorp	943,731	0.2
33,300		Oritani Financial Corp.	526,473	0.1
17,521		Pacific Continental Corp.	241,089	0.1
63,700		Park Sterling Corp.	423,605	0.1
20,900		PennantPark Investment Corp.	230,945	0.1
15,400		Pennsylvania Real Estate Investment Trust	277,970	0.1
12,400		Pennymac Mortgage Investment Trust	296,360	0.1
221,984		People's United Financial, Inc.	3,300,902	0.8
20,100		PHH Corp.	519,384	0.1
175,958		Piedmont Office Realty Trust, Inc.	3,017,680	0.7
4,000	@	Platinum Underwriters Holdings Ltd.	240,400	0.1
37,514		PNC Financial Services Group, Inc.	3,263,718	0.8
24,000	@	Popular, Inc.	743,760	0.2
16,800		PrivateBancorp, Inc.	512,568	0.1
4,500		Prosperity Bancshares, Inc.	297,675	0.1
15,000		Provident Financial Services, Inc.	275,550	0.1
10,300		Radian Group, Inc.	154,809	0.0
37,832		Reinsurance Group of America, Inc.	3,012,562	0.7
8,300		RLJ Lodging Trust	221,942	0.1
30,700		Rouse Properties, Inc.	529,268	0.1
17,000		Solar Capital Ltd.	370,260	0.1
12,019		State Street Corp.	835,922	0.2
6,301	@	Stifel Financial Corp.	313,538	0.1
60,700		Summit Hotel Properties, Inc.	563,296	0.1
5,400		Sun Communities, Inc.	243,486	0.1
47,700		Sunstone Hotel Investors, Inc.	654,921	0.2
52,022		SunTrust Bank	2,069,955	0.5
58,592		Symetra Financial Corp.	1,161,294	0.3
18,600		TCF Financial Corp.	309,876	0.1
20,100		Texas Capital Bancshares, Inc.	1,305,294	0.3
17,366		Travelers Cos., Inc.	1,477,847	0.4
28,100		Two Harbors Investment Corp.	288,025	0.1
10,918		United Fire Group, Inc.	331,361	0.1
45,966		UnumProvident Corp.	1,623,060	0.4
30,000		Urstadt Biddle Properties, Inc.	619,800	0.1
6,500		Validus Holdings Ltd.	245,115	0.1
89,600		Valley National Bancorp.	932,736	0.2
27,900		ViewPoint Financial Group	804,915	0.2
16,917		Washington Banking Co.	300,784	0.1
17,000		Washington Real Estate Investment Trust	405,960	0.1
40,099		Westamerica Bancorp.	2,168,554	0.5
			105,985,649	26.4

		Health Care: 8.5%
32,186		Agilent Technologies, Inc.	1,799,841	0.4
6,800	@	Air Methods Corp.	363,324	0.1
34,600		AMN Healthcare Services, Inc.	475,404	0.1
11,383		Becton Dickinson & Co.	1,332,722	0.3
10,892	@	Bio-Rad Laboratories, Inc.	1,395,483	0.3
131,905	@	Boston Scientific Corp.	1,783,355	0.4
83,462		CareFusion Corp.	3,356,842	0.8
13,264		Cigna Corp.	1,110,595	0.3
3,845	@	Haemonetics Corp.	125,308	0.0
1,254	@	Hanger Orthopedic Group, Inc.	42,235	0.0
6,500		Healthsouth Corp.	233,545	0.1
6,200		Hill-Rom Holdings, Inc.	238,948	0.1
63,188		Hospira, Inc.	2,732,881	0.7
4,800	@	Integra LifeSciences Holdings Corp.	220,752	0.1
57,888		LifePoint Hospitals, Inc.	3,157,790	0.8
12,100		MedAssets, Inc.	298,991	0.1
49,733		Medtronic, Inc.	3,060,569	0.8
4,500		National Healthcare Corp.	250,965	0.1
18,100	@	Orthofix International NV	545,715	0.1
44,613		Patterson Cos., Inc.	1,863,039	0.5
6,400		PharMerica Corp.	179,072	0.0
55,053		Quest Diagnostics	3,188,670	0.8
27,189		Steris Corp.	1,298,275	0.3
27,068		Stryker Corp.	2,205,230	0.6
8,800		Utah Medical Products, Inc.	508,904	0.1
4,000		WellCare Health Plans, Inc.	254,080	0.1
22,009		Zimmer Holdings, Inc.	2,081,611	0.5
			34,104,146	8.5

		Industrials: 12.0%
11,900		AAR Corp.	308,805	0.1

PORTFOLIO OF INVESTMENTS
VY American Century Small-Mid Cap Value Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
46,200	@	Aegean Marine Petroleum Network, Inc.	$455,532	0.1
11,700		Albany International Corp.	415,818	0.1
14,300		Altra Holdings, Inc.	510,510	0.1
16,800		American Science & Engineering, Inc.	1,128,456	0.3
12,300	@	American Woodmark Corp.	414,018	0.1
202,640		BAE Systems PLC	1,407,732	0.4
4,600		Barnes Group, Inc.	176,962	0.0
31,286		Brady Corp.	849,415	0.2
29,000		Briggs & Stratton Corp.	645,250	0.2
36,400		CDI Corp.	624,260	0.2
21,700		Celadon Group, Inc.	521,668	0.1
22,600		Continental Building Products, Inc.	425,784	0.1
29,000		Dynamic Materials Corp.	552,160	0.1
4,400		EnPro Industries, Inc.	319,748	0.1
19,122		General Dynamics Corp.	2,082,768	0.5
66,800		Global Brass & Copper Holdings, Inc.	1,053,436	0.3
53,500	L	GrafTech International Ltd.	584,220	0.2
13,700		Granite Construction, Inc.	547,041	0.1
37,500	@	Great Lakes Dredge & Dock Corp.	342,375	0.1
19,600		Hardinge, Inc.	282,240	0.1
48,561		Heartland Express, Inc.	1,101,849	0.3
28,700	@	JetBlue Airways Corp.	249,403	0.1
11,600		Kadant, Inc.	423,052	0.1
10,700		Kaman Corp.	435,276	0.1
13,100		Kennametal, Inc.	580,330	0.1
19,700	L	Keyw Holding Corp.	368,587	0.1
38,851		Kforce, Inc.	828,303	0.2
83,757		Koninklijke Philips NV	2,946,516	0.7
31,400		Marten Transport Ltd.	675,728	0.2
17,300		Mueller Water Products, Inc.	164,350	0.0
48,549		Multi-Color Corp.	1,699,215	0.4
21,800	@	NCI Building Systems, Inc.	380,628	0.1
7,173		Northrop Grumman Corp.	885,005	0.2
13,700		Northwest Pipe Co.	495,392	0.1
15,066		Regal-Beloit Corp.	1,095,449	0.3
265,458		Republic Services, Inc.	9,068,045	2.3
7,900		Rexnord Corp.	228,942	0.1
16,850		Rockwell Collins, Inc.	1,342,439	0.3
82,415		Southwest Airlines Co.	1,945,818	0.5
3,000		Spirit Airlines, Inc.	178,200	0.0
22,170		Stanley Black & Decker, Inc.	1,801,091	0.5
42,427		Textron, Inc.	1,666,957	0.4
59,142	@	Tyco International Ltd.	2,507,621	0.6
17,000		URS Corp.	800,020	0.2
31,440		Waste Management, Inc.	1,322,681	0.3
44,796		Werner Enterprises, Inc.	1,142,746	0.3
			47,981,841	12.0

		Information Technology: 10.5%
16,966		Analog Devices, Inc.	901,573	0.2
263,963		Applied Materials, Inc.	5,390,124	1.3
15,900	@	AVG Technologies	333,264	0.1
24,000		BroadSoft, Inc.	641,520	0.2
29,500		CDW Corp./DE	809,480	0.2
15,517		CommScope Holding Co., Inc.	382,960	0.1
78,100		Compuware Corp.	820,050	0.2
22,600	L	Covisint Corp.	165,658	0.0
30,400		Cypress Semiconductor Corp.	312,208	0.1
39,297		EVERTEC, Inc.	970,636	0.2
11,100		Everyday Health, Inc.	155,289	0.0
49,900	@	Exar Corp.	596,305	0.1
47,100		Fairchild Semiconductor International, Inc.	649,509	0.2
17,000		Flir Systems, Inc.	612,000	0.2
10,950		Harris Corp.	801,102	0.2
15,300		Ingram Micro, Inc.	452,268	0.1
27,576		KLA-Tencor Corp.	1,906,605	0.5
85,700	@	Kulicke & Soffa Industries, Inc.	1,080,677	0.3
60,925		Maxim Integrated Products	2,017,836	0.5
37,300		Mentor Graphics Corp.	821,346	0.2
27,828		Microchip Technology, Inc.	1,329,065	0.3
101,430	@	Micron Technology, Inc.	2,399,834	0.6
17,400		MKS Instruments, Inc.	520,086	0.1
43,297	@	MoneyGram International, Inc.	764,192	0.2
24,500		Nanometrics, Inc.	440,265	0.1
56,100	@	Polycom, Inc.	769,692	0.2
39,900	@	Riverbed Technolgoy, Inc.	786,429	0.2
13,000	@	Rovi Corp.	296,140	0.1
32,252		Sandisk Corp.	2,618,540	0.7
27,400	@	Semtech Corp.	694,316	0.2
57,600		Silicon Graphics International Corp.	707,328	0.2
31,901		Spansion, Inc.	555,715	0.1
20,400	@	SYKES Enterprises, Inc.	405,348	0.1
33,649	@	TE Connectivity Ltd.	2,026,006	0.5
159,612	@	Teradyne, Inc.	3,174,683	0.8
55,300		TTM Technologies, Inc.	467,285	0.1
15,500		VeriFone Holdings, Inc.	524,210	0.1
43,189		Western Digital Corp.	3,965,614	1.0
			42,265,158	10.5

		Materials: 5.3%
18,800		Allegheny Technologies, Inc.	708,384	0.2
36,384	@	AM Castle & Co.	534,481	0.1
49,034		Bemis Co., Inc.	1,924,094	0.5

VY American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
70,700		Berry Plastics Group, Inc.	$1,636,705	0.4
13,300		Boise Cascade Co.	380,912	0.1
12,700	@	Century Aluminum Co.	167,767	0.0
29,200		Chemtura Corp.	738,468	0.2
9,900	@	Clearwater Paper Corp.	620,433	0.1
11,200		Compass Minerals International, Inc.	924,224	0.2
50,391	@	Constellium NV - Class A	1,478,976	0.4
102,700		Graphic Packaging Holding Co.	1,043,432	0.3
11,600		Hawkins, Inc.	426,184	0.1
15,466		Haynes International, Inc.	835,164	0.2
18,000	@	Headwaters, Inc.	237,780	0.1
44,600	L	Horsehead Holding Corp.	750,172	0.2
19,700		Innophos Holdings, Inc.	1,116,990	0.3
13,700		Kronos Worldwide, Inc.	228,516	0.1
14,456	@	LSB Industries, Inc.	540,944	0.1
3,900		Minerals Technologies, Inc.	251,784	0.1
48,255		Newmont Mining Corp.	1,131,097	0.3
42,571		Nucor Corp.	2,151,538	0.5
5,400		Sensient Technologies Corp.	304,614	0.1
33,958		Sonoco Products Co.	1,392,957	0.3
53,000	@	Tronox Ltd. - CL A	1,259,810	0.3
33,700		Wausau Paper Corp.	429,001	0.1
			21,214,427	5.3

		Telecommunication Services: 1.1%
84,812		CenturyTel, Inc.	2,785,226	0.7
43,978		Rogers Communications, Inc.	1,822,372	0.4
			4,607,598	1.1

		Utilities: 9.5%
20,042		AGL Resources, Inc.	981,256	0.2
43,820		Ameren Corp.	1,805,384	0.4
16,300		Artesian Resources Corp.	366,098	0.1
9,937		Atmos Energy Corp.	468,331	0.1
25,400		Avista Corp.	778,510	0.2
6,400		Black Hills Corp.	368,960	0.1
56,800		Consolidated Edison, Inc.	3,047,320	0.8
22,900		El Paso Electric Co.	818,217	0.2
33,634		Empire District Electric Co.	817,979	0.2
142,296		Great Plains Energy, Inc.	3,847,684	1.0
84,406		Laclede Group, Inc.	3,979,743	1.0
36,634		Northeast Utilities	1,666,847	0.4
41,100		NorthWestern Corp.	1,949,373	0.5
65,655		Pacific Gas & Electric Co.	2,836,296	0.7
59,462		Portland General Electric Co.	1,923,001	0.5
10,800		South Jersey Industries, Inc.	605,772	0.2
46,530		Southern Co.	2,044,528	0.5
9,115		Southwest Gas Corp.	487,197	0.1
126,311		Westar Energy, Inc.	4,441,095	1.1
44,228		WGL Holdings, Inc.	1,771,774	0.4
104,576		Xcel Energy, Inc.	3,174,927	0.8
			38,180,292	9.5

	Total Common Stock
	(Cost $338,979,639)		387,957,769	96.6

EXCHANGE-TRADED FUNDS: 1.3%
5,900		iShares Russell 2000 Value Index Fund	594,956	0.1
67,948		iShares Russell Midcap Value Index Fund	4,670,066	1.2

	Total Exchange-Traded Funds
	(Cost $5,051,363)		5,265,022	1.3

PREFERRED STOCK: 0.2%
		Consumer Discretionary: 0.1%
13,900		Beazer Homes USA, Inc.	439,657	0.1

		Consumer Staples: 0.1%
195	P	Universal Corp.	247,821	0.1

	Total Preferred Stock
	(Cost $622,119)		687,478	0.2

	Total Long-Term Investments
	(Cost $344,653,121)		393,910,269	98.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.8%
	Securities Lending Collateralcc(1): 0.7%
873,804	Bank of Nova Scotia, Repurchase Agreement dated 03/31/14, 0.07%, due 04/01/14 (Repurchase Amount $873,806, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.000%-6.500%, Market Value plus accrued interest $891,282, due 01/31/16-11/01/43)	873,804	0.2

VY American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1) (continued)
1,000,000	Citigroup, Inc., Repurchase Agreement dated 03/31/14, 0.09%, due 04/01/14 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.625%, Market Value plus accrued interest $1,020,000, due 04/03/14-02/15/41)	$1,000,000	0.2
1,000,000	Nomura Securities, Repurchase Agreement dated 03/31/14, 0.10%, due 04/01/14 (Repurchase Amount $1,000,003, collateralized by various U.S. Government Agency Obligations, 0.000%-6.036%, Market Value plus accrued interest $1,020,000, due 04/01/14-05/01/47)	1,000,000	0.3
		2,873,804	0.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.1%
8,551,157	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $8,551,157)	8,551,157	2.1

	Total Short-Term Investments
	(Cost $11,424,961)	11,424,961	2.8

	Total Investments in Securities (Cost $356,078,082)	$405,335,230	100.9
	Liabilities in Excess of Other Assets	(3,758,581)	(0.9)
	Net Assets	$401,576,649	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2014.
@	Non-income producing security
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $358,922,982.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$54,926,128
Gross Unrealized Depreciation	(8,513,880)

Net Unrealized Appreciation	$46,412,248

PORTFOLIO OF INVESTMENTS
VY American Century Small-Mid Cap Value Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$39,300,223	$–	$–	$39,300,223
Consumer Staples	22,069,354	1,302,744	–	23,372,098
Energy	30,946,337	–	–	30,946,337
Financials	105,985,649	–	–	105,985,649
Health Care	34,104,146	–	–	34,104,146
Industrials	43,627,593	4,354,248	–	47,981,841
Information Technology	42,265,158	–	–	42,265,158
Materials	21,214,427	–	–	21,214,427
Telecommunication Services	4,607,598	–	–	4,607,598
Utilities	38,180,292	–	–	38,180,292
Total Common Stock	382,300,777	5,656,992	–	387,957,769
Exchange-Traded Funds	5,265,022	–	–	5,265,022
Preferred Stock	439,657	247,821	–	687,478
Short-Term Investments	8,551,157	2,873,804	–	11,424,961
Total Investments, at fair value	$396,556,613	$8,778,617	$–	$405,335,230
Other Financial Instruments+
Forward Foreign Currency Contracts	–	3,761	–	3,761
Total Assets	$396,556,613	$8,782,378	$–	$405,338,991
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(87,242)	$–	$(87,242)
Total Liabilities	$–	$(87,242)	$–	$(87,242)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2014, the following forward foreign currency contracts were outstanding for the VY American Century Small-Mid Cap Value Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Credit Suisse Group AG	British Pound	71,874	Sell	04/30/14	$119,594	$119,800	$(206)
Credit Suisse Group AG	British Pound	89,248	Sell	04/30/14	148,288	148,758	(470)
Credit Suisse Group AG	British Pound	352,783	Sell	04/30/14	583,630	588,019	(4,389)
Credit Suisse Group AG	British Pound	51,249	Sell	04/30/14	84,920	85,422	(502)
JPMorgan Chase & Co.	Canadian Dollar	8,915,054	Sell	04/30/14	7,977,677	8,059,034	(81,357)
UBS AG	EU Euro	84,980	Sell	04/30/14	116,748	117,066	(318)
UBS AG	EU Euro	2,456,260	Sell	04/30/14	3,387,428	3,383,667	3,761
							$(83,481)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$3,761
Total Asset Derivatives		$3,761

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$87,242
Total Liability Derivatives		$87,242

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2014:

	Credit Suisse Group AG	JPMorgan Chase & Co.	UBS AG	Totals
Assets:
Forward foreign currency contracts	$-	$-	$3,761	$3,761
Total Assets	$-	$-	$3,761	$3,761

Liabilities:
Forward foreign currency contracts	$5,567	$81,357	$318	$87,242
Total Liabilities	$5,567	$81,357	$318	$87,242

Net OTC derivative instruments by counterparty, at fair value	$(5,567)	$(81,357)	$3,443	$(83,481)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$-

Net Exposure(1)	$(5,567)	$(81,357)	$3,443	$(83,481)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

PORTFOLIO OF INVESTMENTS
VY Baron Growth Portfolio	as of March 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.4%
		Consumer Discretionary: 26.5%
1,386,620	@	AO World PLC	$7,258,701	0.6
429,000		Bright Horizons Family Solutions, Inc.	16,778,190	1.5
590,000		Choice Hotels International, Inc.	27,140,000	2.4
17,734		ClubCorp Holdings, Inc.	335,173	0.0
211,057		Container Store Group, Inc./The	7,165,385	0.6
280,000		DeVry, Inc.	11,869,200	1.0
300,000		Diamond Resorts International, Inc.	5,085,000	0.5
550,000		Dick's Sporting Goods, Inc.	30,035,500	2.6
382,000		DreamWorks Animation SKG, Inc.	10,142,100	0.9
100,000	@	Imax Corp.	2,733,000	0.2
420,000		Interval Leisure Group, Inc.	10,978,800	1.0
780,000	@	LKQ Corp.	20,553,000	1.8
139,500		Lumber Liquidators	13,085,100	1.1
761,383	@	Manchester United Plc.- Class A	13,126,243	1.1
108,106		Marriott Vacations Worldwide Corp.	6,044,206	0.5
163,000		Morningstar, Inc.	12,880,260	1.1
34,454	@	Nord Anglia Education, Inc.	660,483	0.1
70,000	@	Panera Bread Co.	12,352,900	1.1
400,380		Penn National Gaming, Inc.	4,932,682	0.4
650,000	@	Pinnacle Entertainment, Inc.	15,405,000	1.3
123,000		Shutterstock, Inc.	8,931,030	0.8
300,000	@	Under Armour, Inc.	34,392,000	3.0
475,000		Vail Resorts, Inc.	33,107,500	2.9
			304,991,453	26.5

		Consumer Staples: 6.7%
63,294		Boston Beer Co., Inc.	15,489,940	1.3
203,500		Church & Dwight Co., Inc.	14,055,745	1.2
350,000		TreeHouse Foods, Inc.	25,196,500	2.2
317,641	@	United Natural Foods, Inc.	22,527,100	2.0
			77,269,285	6.7

		Energy: 7.7%
67,647		Atlas Energy L.P.	2,911,527	0.3
45,000		CARBO Ceramics, Inc.	6,209,550	0.5
97,000	@	Core Laboratories NV	19,248,680	1.7
140,000		Helmerich & Payne, Inc.	15,058,400	1.3
7,500		MPLX L.P.	367,425	0.0
165,000		RSP Permian, Inc.	4,766,850	0.4
95,221	@	SEACOR Holdings, Inc.	8,228,999	0.7
55,000		SM Energy Co.	3,920,950	0.4
225,000		Susser Petroleum Partners L.P.	7,908,750	0.7
200,000		Targa Resources Corp.	19,852,000	1.7
			88,473,131	7.7

		Financials: 15.0%
17,700		Alexander's, Inc.	6,389,523	0.5
82,000		Alexandria Real Estate Equities, Inc.	5,949,920	0.5
115,000		American Assets Trust, Inc.	3,880,100	0.3
85,000		American Campus Communities, Inc.	3,174,750	0.3
195,000	@	Arch Capital Group Ltd.	11,220,300	1.0
272,255		Artisan Partners Asset Management, Inc.	17,492,384	1.5
318,000		Carlyle Group L.P.	11,174,520	1.0
435,000		Cohen & Steers, Inc.	17,334,750	1.5
490,500		Douglas Emmett, Inc.	13,312,170	1.2
155,000		Eaton Vance Corp.	5,914,800	0.5
125,000		Financial Engines, Inc.	6,347,500	0.5
524,411		Gaming and Leisure Properties, Inc.	19,120,025	1.7
175,000		LaSalle Hotel Properties	5,479,250	0.5
420,000		MSCI, Inc. - Class A	18,068,400	1.6
160,000		Oaktree Capital Group, LLC	9,305,600	0.8
390,000		Primerica, Inc.	18,372,900	1.6
			172,536,892	15.0

		Health Care: 7.8%
34,000		Acadia Pharmaceuticals, Inc.	827,220	0.1
67,000	@	Brookdale Senior Living, Inc.	2,245,170	0.2
27,762		Castlight Health, Inc.	589,110	0.0
593,757	@	CFR Pharmaceuticals SA	11,869,974	1.0
490,000	@	Community Health Systems, Inc.	19,193,300	1.7
65,000	@	Edwards Lifesciences Corp.	4,821,050	0.4
19,002		Foundation Medicine, Inc.	615,095	0.0
122,200	@	Idexx Laboratories, Inc.	14,835,080	1.3
73,000		Mettler Toledo International, Inc.	17,204,640	1.5
47,008		Neogen Corp.	2,113,009	0.2
105,000		Techne Corp.	8,963,850	0.8
146,956		West Pharmaceutical Services, Inc.	6,473,412	0.6
			89,750,910	7.8

		Industrials: 17.9%
77,400	@	Advisory Board Co.	4,972,950	0.4
350,000		Air Lease Corp.	13,051,500	1.1
22,569		Badger Daylighting Ltd	845,993	0.1
316,225		Colfax Corp.	22,556,329	2.0
534,000	@	Copart, Inc.	19,432,260	1.7
157,000		CoStar Group, Inc.	29,318,180	2.6
472,500		Generac Holdings, Inc.	27,863,325	2.4

PORTFOLIO OF INVESTMENTS
VY Baron Growth Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
350,000	@ Genesee & Wyoming, Inc.	$34,062,000	3.0
60,000	Landstar System, Inc.	3,553,200	0.3
106,000	@ Middleby Corp.	28,006,260	2.4
250,000	Mistras Group, Inc.	5,692,500	0.5
105,000	MSC Industrial Direct Co.	9,084,600	0.8
5,661	Trex Co., Inc.	414,159	0.0
50,000	Valmont Industries, Inc.	7,442,000	0.6
		206,295,256	17.9

	Information Technology: 14.2%
275,180	Advent Software, Inc.	8,079,285	0.7
250,000	@ Ansys, Inc.	19,255,000	1.7
138,932	Benefitfocus, Inc.	6,525,636	0.6
840,000	Booz Allen Hamilton Holding Corp.	18,480,000	1.6
270,000	Bottomline Technologies, Inc.	9,490,500	0.8
117,000	Concur Technologies, Inc.	11,591,190	1.0
85,000	Factset Research Systems, Inc.	9,163,850	0.8
405,300	@ Gartner, Inc.	28,144,032	2.5
165,000	Guidewire Software, Inc.	8,093,250	0.7
400,000	MAXIMUS, Inc.	17,944,000	1.6
240,000	Pegasystems, Inc.	8,476,800	0.7
385,000	SS&C Technologies Holdings, Inc.	15,407,700	1.3
136,000	Totvs S.A.	2,108,629	0.2
		162,759,872	14.2

	Materials: 2.0%
425,000	Caesar Stone Sdot Yam Ltd.	23,111,500	2.0

	Utilities: 1.6%
480,000	ITC Holdings Corp.	17,928,000	1.6

	Total Common Stock
	(Cost $568,221,711)	1,143,116,299	99.4

SHORT-TERM INVESTMENTS: 0.9%
	Mutual Funds: 0.9%
10,722,195	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $10,722,195)	10,722,195	0.9

	Total Short-Term Investments
	(Cost $10,722,195)	10,722,195	0.9

	Total Investments in Securities (Cost $578,943,906)	$1,153,838,494	100.3
	Liabilities in Excess of Other Assets	(3,884,937)	(0.3)
	Net Assets	$1,149,953,557	100.0

††	Rate shown is the 7-day yield as of March 31, 2014.
@	Non-income producing security

Cost for federal income tax purposes is $578,710,808.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$578,823,144
Gross Unrealized Depreciation	(3,695,458)

Net Unrealized Appreciation	$575,127,686

PORTFOLIO OF INVESTMENTS
VY Baron Growth Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock*	$1,143,116,299	$–	$–	$1,143,116,299
Short-Term Investments	10,722,195	–	–	10,722,195
Total Investments, at fair value	$1,153,838,494	$–	$–	$1,153,838,494

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
VY Columbia Contrarian Core Portfolio	as of March 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.9%
		Consumer Discretionary: 11.0%
72,137		ARAMARK Holdings Corp.	$2,086,202	0.6
5,881		CBS Outdoor Americas, Inc.	172,019	0.1
127,755		Comcast Corp. – Class A	6,390,305	1.8
84,395	@	Delphi Automotive PLC	5,727,045	1.6
25,100		Dick's Sporting Goods, Inc.	1,370,711	0.4
28,620		DirecTV Group	2,187,140	0.6
42,255		Discovery Communications, Inc. - Class A	3,494,488	1.0
65,325		Lowe's Cos., Inc.	3,194,392	0.9
13,020	@	Ulta Salon Cosmetics & Fragrance, Inc.	1,269,190	0.4
87,650		Viacom - Class B	7,449,374	2.1
9,008		Wynn Resorts Ltd.	2,001,127	0.6
41,030		Yum! Brands, Inc.	3,093,252	0.9
			38,435,245	11.0

		Consumer Staples: 11.6%
100,955		CVS Caremark Corp.	7,557,491	2.2
24,965		Diageo PLC ADR	3,110,389	0.9
78,110		PepsiCo, Inc.	6,522,185	1.9
104,385		Philip Morris International, Inc.	8,546,000	2.4
131,426		Procter & Gamble Co.	10,592,936	3.0
63,035		Walgreen Co.	4,162,201	1.2
			40,491,202	11.6

		Energy: 9.5%
60,190	@	Cameron International Corp.	3,717,936	1.1
100,540		Canadian Natural Resources Ltd.	3,857,720	1.1
75,750		Chevron Corp.	9,007,432	2.6
41,225		ConocoPhillips	2,900,179	0.8
100,720		Halliburton Co.	5,931,401	1.7
94,318		Kinder Morgan, Inc.	3,064,392	0.9
46,855	@	Newfield Exploration Co.	1,469,373	0.4
46,420		Noble Energy, Inc.	3,297,677	0.9
			33,246,110	9.5

		Financials: 17.2%
57,275	@	Aon PLC	4,827,137	1.4
371,900		Bank of America Corp.	6,396,680	1.8
60,695	@	Berkshire Hathaway, Inc.	7,585,054	2.2
16,480		Blackrock, Inc.	5,182,631	1.5
224,325		Citigroup, Inc.	10,677,870	3.1
214,300		JPMorgan Chase & Co.	13,010,153	3.7
49,405		Realogy Holdings Corp.	2,146,647	0.6
29,275		State Street Corp.	2,036,076	0.6
164,390		Wells Fargo & Co.	8,176,759	2.3
			60,039,007	17.2

		Health Care: 13.7%
137,200		Abbott Laboratories	5,283,572	1.5
101,675		Cardinal Health, Inc.	7,115,216	2.0
30,015	@	Celgene Corp.	4,190,094	1.2
37,400		Cigna Corp.	3,131,502	0.9
83,651		Covidien PLC	6,161,733	1.8
69,245	@	Express Scripts Holding Co.	5,199,607	1.5
92,290		Johnson & Johnson	9,065,647	2.6
160,945		Pfizer, Inc.	5,169,553	1.5
25,410	@	Salix Pharmaceuticals Ltd.	2,632,730	0.7
			47,949,654	13.7

		Industrials: 11.2%
88,690		Eaton Corp. PLC	6,662,393	1.9
16,750		FedEx Corp.	2,220,380	0.6
288,815		General Electric Co.	7,477,420	2.1
85,335		Honeywell International, Inc.	7,915,675	2.3
20,895		Kansas City Southern	2,132,544	0.6
62,335		Nielsen Holdings NV	2,782,011	0.8
99,540	@	Tyco International Ltd.	4,220,496	1.2
50,180		United Technologies Corp.	5,863,031	1.7
			39,273,950	11.2

		Information Technology: 20.7%
27,205		Apple, Inc.	14,602,012	4.2
135,935		Broadcom Corp.	4,279,234	1.2
93,950	@	eBay, Inc.	5,189,798	1.5
122,925	@	Electronic Arts, Inc.	3,566,054	1.0
204,180		EMC Corp.	5,596,574	1.6
11,605	@	Equinix, Inc.	2,145,068	0.6
9,360		Google, Inc. – Class A	10,431,814	3.0
53,600		Hewlett-Packard Co.	1,734,496	0.5
66,350		Intuit, Inc.	5,157,385	1.5
75,060		Mastercard, Inc.	5,606,982	1.6
94,595		Microsoft Corp.	3,877,449	1.1
69,240		Qualcomm, Inc.	5,460,266	1.5
73,890	@	Skyworks Solutions, Inc.	2,772,353	0.8
43,938		Teradata Corp.	2,161,310	0.6
			72,580,795	20.7

		Materials: 1.2%
72,455		Dow Chemical Co.	3,520,588	1.0
42,580	@	Louisiana-Pacific Corp.	718,325	0.2
			4,238,913	1.2

		Telecommunication Services: 2.8%
202,279		Verizon Communications, Inc.	9,622,412	2.8

	Total Common Stock
	(Cost $296,026,611)		345,877,288	98.9

PORTFOLIO OF INVESTMENTS
VY Columbia Contrarian Core Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: –%
		Materials: –%
649,000	X	SINO Forest Corp, 5%, 08/01/14	$–	–

	Total Corporate Bonds/Notes
	(Cost $–)		–	–

	Total Investments in Securities (Cost $296,026,611)		$345,877,288	98.9
	Assets in Excess of Other Liabilities		3,896,539	1.1
	Net Assets		$349,773,827	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

ADR	American Depositary Receipt
X	Fair value determined by Voya funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.

Cost for federal income tax purposes is $296,522,838.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$51,457,493
Gross Unrealized Depreciation	(2,103,043)

Net Unrealized Appreciation	$49,354,450

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock*	$345,877,288	$–	$–	$345,877,288
Corporate Bonds/Notes	–	–	–	–
Total Investments, at fair value	$345,877,288	$–	$–	$345,877,288

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
VY Columbia Small Cap Value II Portfolio	as of March 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.0%
		Consumer Discretionary: 9.9%
80,000	@	American Axle & Manufacturing Holdings, Inc.	$1,481,600	0.8
64,900		Del Frisco's Restaurant Group, Inc.	1,810,710	0.9
65,000		Finish Line	1,760,850	0.9
30,000	@	Helen of Troy Ltd.	2,076,900	1.1
19,914		Intrawest Resorts Holdings, Inc.	259,679	0.1
87,000		KB Home	1,478,130	0.7
63,555	@	Nord Anglia Education, Inc.	1,218,349	0.6
140,687	@	Office Depot, Inc.	581,037	0.3
44,000		Sonic Automotive, Inc.	989,120	0.5
87,000	@	Sonic Corp.	1,982,730	1.0
195,000	@	Standard-Pacific Corp.	1,620,450	0.8
34,500	@	Tenneco, Inc.	2,003,415	1.0
79,000		Tower International, Inc.	2,150,380	1.1
77,230	@	Wet Seal, Inc.	101,944	0.1
			19,515,294	9.9

		Consumer Staples: 0.8%
18,300		Nu Skin Enterprises, Inc.	1,516,155	0.8

		Energy: 7.1%
53,000		Athlon Energy, Inc.	1,878,850	1.0
43,000		Basic Energy Services, Inc.	1,178,630	0.6
52,000		C&J Energy Services, Inc.	1,516,320	0.8
50,000		Delek US Holdings, Inc.	1,452,000	0.7
28,500	@	Gulfport Energy Corp.	2,028,630	1.0
65,000	@	Helix Energy Solutions Group, Inc.	1,493,700	0.8
21,000		Hornbeck Offshore Services, Inc.	878,010	0.4
30,000		PDC Energy, Inc.	1,867,800	1.0
87,000	@	Tesco Corp.	1,609,500	0.8
			13,903,440	7.1

		Financials: 34.3%
41,000		Altisource Residential Corp.	1,293,960	0.7
64,000		American Assets Trust, Inc.	2,159,360	1.1
90,000		American Equity Investment Life Holding Co.	2,125,800	1.1
53,000		Amerisafe, Inc.	2,327,230	1.2
56,500		Amtrust Financial Services, Inc.	2,124,965	1.1
92,372		Apollo Investment Corp.	767,611	0.4
34,277	@	Argo Group International Holdings Ltd.	1,573,314	0.8
83,000		Brandywine Realty Trust	1,200,180	0.6
103,000		CNO Financial Group, Inc.	1,864,300	0.9
55,000		Community Bank System, Inc.	2,146,100	1.1
86,000		CubeSmart	1,475,760	0.7
81,000		EverBank Financial Corp.	1,598,130	0.8
110,000		First Industrial Realty Trust, Inc.	2,125,200	1.1
70,000		FirstMerit Corp.	1,458,100	0.7
26,000		Geo Group, Inc.	838,240	0.4
37,924		Green Dot Corp.	740,656	0.4
36,000		Highwoods Properties, Inc.	1,382,760	0.7
79,000	@	Hilltop Holdings, Inc.	1,879,410	1.0
53,000		Independent Bank Corp.	2,086,610	1.1
29,500		Kilroy Realty Corp.	1,728,110	0.9
43,000		LaSalle Hotel Properties	1,346,330	0.7
123,528		Medley Capital Corp.	1,681,216	0.9
145,000	@	MGIC Investment Corp.	1,235,400	0.6
81,312		Oritani Financial Corp.	1,285,543	0.6
54,800		Pennsylvania Real Estate Investment Trust	989,140	0.5
53,000		Pennymac Mortgage Investment Trust	1,266,700	0.6
53,700		PHH Corp.	1,387,608	0.7
57,000		PrivateBancorp, Inc.	1,739,070	0.9
34,000		Prosperity Bancshares, Inc.	2,249,100	1.1
49,930		QTS Realty Trust, Inc.	1,252,744	0.6
100,000		Radian Group, Inc.	1,503,000	0.8
75,000		Renasant Corp.	2,178,750	1.1
62,893		Sandy Spring Bancorp, Inc.	1,571,067	0.8
176,750		Sterling Bancorp/DE	2,237,655	1.1
146,233		Susquehanna Bancshares, Inc.	1,665,594	0.8
97,000		Symetra Financial Corp.	1,922,540	1.0
26,100		TriplePoint Venture Growth BDC Corp.	423,864	0.2
110,000		Umpqua Holdings Corp.	2,050,400	1.0
69,000		Union First Market Bankshares Corp.	1,753,980	0.9
85,000		Western Alliance Bancorp.	2,091,000	1.1
139,300		Wilshire Bancorp., Inc.	1,546,230	0.8
29,900		Wintrust Financial Corp.	1,454,934	0.7
			67,727,661	34.3

		Health Care: 6.8%
45,500		Conmed Corp.	1,976,975	1.0
87,670	@	Healthways, Inc.	1,502,664	0.8
105,000		Kindred Healthcare, Inc.	2,459,100	1.2
45,000		LHC Group, Inc.	992,700	0.5
56,000		MedAssets, Inc.	1,383,760	0.7
64,600		PharMerica Corp.	1,807,508	0.9
125,000		Symmetry Medical, Inc.	1,257,500	0.6

PORTFOLIO OF INVESTMENTS
VY Columbia Small Cap Value II Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
65,000	@	VCA Antech, Inc.	$2,094,950	1.1
			13,475,157	6.8

		Industrials: 11.7%
15,000		Alaska Air Group, Inc.	1,399,650	0.7
49,500		American Airlines Group, Inc.	1,811,700	0.9
44,000		Deluxe Corp.	2,308,680	1.2
23,000		EMCOR Group, Inc.	1,076,170	0.6
59,000		Heartland Express, Inc.	1,338,710	0.7
51,000	@	Mastec, Inc.	2,215,440	1.1
120,000	@	Navigant Consulting, Inc.	2,239,200	1.1
38,000		Steelcase, Inc.	631,180	0.3
82,000		Swift Transportation Co.	2,029,500	1.0
23,000		Trinity Industries, Inc.	1,657,610	0.8
17,000		United Rentals, Inc.	1,613,980	0.8
39,000		United Stationers, Inc.	1,601,730	0.8
51,470	@	USG Corp.	1,684,098	0.9
108,000	@	Wabash National Corp.	1,486,080	0.8
			23,093,728	11.7

		Information Technology: 13.8%
12,000		Anixter International, Inc.	1,218,240	0.6
54,500		Aruba Networks, Inc.	1,021,875	0.5
48,000		BroadSoft, Inc.	1,283,040	0.7
89,000		Calix, Inc.	750,270	0.4
47,000	@	Ciena Corp.	1,068,780	0.5
137,864		Endurance International Group Holdings, Inc.	1,793,611	0.9
103,000		Envivio, Inc.	318,270	0.2
82,714		EPIQ Systems, Inc.	1,127,392	0.6
76,000		Fairchild Semiconductor International, Inc.	1,048,040	0.5
41,000	@	Finisar Corp.	1,086,910	0.6
186,000		Global Cash Access, Inc.	1,275,960	0.6
125,000	@	Integrated Device Technology, Inc.	1,528,750	0.8
90,000		Integrated Silicon Solution, Inc.	1,399,500	0.7
110,000		IXYS Corp.	1,248,500	0.6
136,000	@	Kulicke & Soffa Industries, Inc.	1,714,960	0.9
75,000		Mentor Graphics Corp.	1,651,500	0.8
100,000		Micrel, Inc.	1,108,000	0.6
20,000	@	Rogers Corp.	1,248,400	0.6
87,000		Rudolph Technologies, Inc.	992,670	0.5
99,084	@	Saba Software, Inc.	1,203,870	0.6
76,000		SunEdison, Inc.	1,431,840	0.7
55,000	@	Unisys Corp.	1,675,300	0.9
			27,195,678	13.8

		Materials: 9.2%
105,000	@	AK Steel Holding Corp.	758,100	0.4
50,472		Boise Cascade Co.	1,445,518	0.7
26,500	@	Clearwater Paper Corp.	1,660,755	0.9
83,189	@	Constellium NV - Class A	2,441,597	1.2
70,000		KapStone Paper and Packaging Corp.	2,018,800	1.0
86,400	@	Louisiana-Pacific Corp.	1,457,568	0.7
49,004		Materion Corp.	1,662,706	0.9
43,500		Neenah Paper, Inc.	2,249,820	1.1
40,000		OM Group, Inc.	1,328,800	0.7
85,285		Taminco Corp.	1,791,838	0.9
37,000		Worthington Industries	1,415,250	0.7
			18,230,752	9.2

		Utilities: 4.4%
72,000		Avista Corp.	2,206,800	1.1
34,500		New Jersey Resources Corp.	1,718,100	0.9
28,178		South Jersey Industries, Inc.	1,580,504	0.8
27,200		Southwest Gas Corp.	1,453,840	0.7
46,600		UIL Holdings Corp.	1,715,346	0.9
			8,674,590	4.4

	Total Common Stock
	(Cost $134,497,966)		193,332,455	98.0

SHORT-TERM INVESTMENTS: 2.8%
		Mutual Funds: 2.8%
5,513,963		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
		(Cost $5,513,963)	5,513,963	2.8

	Total Short-Term Investments
	(Cost $5,513,963)		5,513,963	2.8

	Total Investments in Securities (Cost $140,011,929)		$198,846,418	100.8
	Liabilities in Excess of Other Assets		(1,637,042)	(0.8)
	Net Assets		$197,209,376	100.0

††	Rate shown is the 7-day yield as of March 31, 2014.
@	Non-income producing security

Cost for federal income tax purposes is $140,787,618.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$60,259,788
Gross Unrealized Depreciation	(2,200,988)

Net Unrealized Appreciation	$58,058,800

PORTFOLIO OF INVESTMENTS
VY Columbia Small Cap Value II Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock*	$193,332,455	$–	$–	$193,332,455
Short-Term Investments	5,513,963	–	–	5,513,963
Total Investments, at fair value	$198,846,418	$–	$–	$198,846,418

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
VY Fidelity® VIP Contrafund® Portfolio	as of March 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
Master Fund: 100.0%
9,340,181	(1)	Fidelity VIP Contrafund Portfolio	$321,302,220	100.0
		Total Investments in Master Fund
		(Cost $190,463,251)	$321,302,220	100.0
		Assets in Excess of Other Liabilities	119,796	–
		Net Assets	$321,422,016	100.0

(1)	The portfolio of investments should be read in conjunction with the master Fidelity fund’s portfolio of investments included at the end of this filing.

Cost for federal income tax purposes is $244,208,014.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$77,094,206
Gross Unrealized Depreciation	–

Net Unrealized Appreciation	$77,094,206

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Master Fund	$321,302,220	$–	$–	$321,302,220
Total Investments, at fair value	$321,302,220	$–	$–	$321,302,220

PORTFOLIO OF INVESTMENTS
VY Fidelity® VIP Equity-Income Portfolio	as of March 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
Master Fund: 100.0%
628,347	(1)	Fidelity VIP Equity-Income Portfolio	$14,646,760	100.0
		Total Investments in Master Fund
		(Cost $12,394,316)	$14,646,760	100.0
		Liabilities in Excess of Other Assets	(460)	–
		Net Assets	$14,646,300	100.0

(1)	The portfolio of investments should be read in conjunction with the master Fidelity fund’s portfolio of investments included at the end of this filing.

Cost for federal income tax purposes is $15,091,033.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$–
Gross Unrealized Depreciation	(444,273)

Net Unrealized Depreciation	$(444,273)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Master Fund	$14,646,760	$–	$–	$14,646,760
Total Investments, at fair value	$14,646,760	$–	$–	$14,646,760

s are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

PORTFOLIO OF INVESTMENTS
VY Fidelity® VIP Mid Cap Portfolio	as of March 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
Master Fund: 99.9%
1,245,417	(1)	Fidelity VIP Mid Cap Portfolio	$44,224,763	99.9
		Total Investments in Master Fund
		(Cost $35,291,032)	$44,224,763	99.9
		Assets in Excess of Other Liabilities	46,856	0.1
		Net Assets	$44,271,619	100.0

(1)	The portfolio of investments should be read in conjunction with the master Fidelity fund’s portfolio of investments included at the end of this filing.

Cost for federal income tax purposes is $40,680,013.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$3,544,750
Gross Unrealized Depreciation	–

Net Unrealized Appreciation	$3,544,750

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Master Fund	$44,224,763	$–	$–	$44,224,763
Total Investments, at fair value	$44,224,763	$–	$–	$44,224,763

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

PORTFOLIO OF INVESTMENTS
VY Invesco Comstock Portfolio	as of March 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.4%
		Consumer Discretionary: 13.6%
219,084		Carnival Corp.	$8,294,520	1.5
156,045		Comcast Corp. – Class A	7,805,371	1.4
300,961		General Motors Co.	10,359,078	1.8
126,381		Johnson Controls, Inc.	5,980,349	1.1
104,657		Kohl's Corp.	5,944,518	1.0
112,638		Newell Rubbermaid, Inc.	3,367,876	0.6
65,294		Target Corp.	3,950,940	0.7
52,751		Time Warner Cable, Inc.	7,236,382	1.3
58,044		Time Warner, Inc.	3,792,014	0.7
234,155		Twenty-First Century Fox, Inc. Class B	7,286,904	1.3
149,262		Viacom - Class B	12,685,777	2.2
			76,703,729	13.6

		Consumer Staples: 5.0%
281,652		ConAgra Foods, Inc.	8,739,662	1.6
128,357		CVS Caremark Corp.	9,608,805	1.7
134,837		Mondelez International, Inc.	4,658,618	0.8
6,346		Tyson Foods, Inc.	279,288	0.1
114,370	L	Unilever NV ADR	4,702,894	0.8
			27,989,267	5.0

		Energy: 15.9%
229,705		BP PLC ADR	11,048,810	2.0
57,252		Chevron Corp.	6,807,835	1.2
224,274		Halliburton Co.	13,207,496	2.3
112,075		Murphy Oil Corp.	7,045,035	1.3
60,812	@	Noble Corp. PLC	1,990,985	0.4
67,469		Occidental Petroleum Corp.	6,429,121	1.1
198,435		QEP Resources, Inc.	5,841,926	1.0
147,278		Royal Dutch Shell PLC - Class A ADR	10,760,131	1.9
329,972		Suncor Energy, Inc.	11,535,821	2.0
864,914	@	Weatherford International Ltd.	15,014,907	2.7
			89,682,067	15.9

		Financials: 24.1%
53,818		Aflac, Inc.	3,392,687	0.6
193,669		Allstate Corp.	10,957,792	1.9
593,884		Bank of America Corp.	10,214,805	1.8
350,747		Bank of New York Mellon Corp.	12,377,862	2.2
467,623		Citigroup, Inc.	22,258,855	3.9
272,851		Fifth Third Bancorp.	6,261,930	1.1
31,616		Goldman Sachs Group, Inc.	5,180,282	0.9
307,439		JPMorgan Chase & Co.	18,664,622	3.3
135,945		Metlife, Inc.	7,177,896	1.3
279,876		Morgan Stanley	8,723,735	1.6
105,133		PNC Financial Services Group, Inc.	9,146,571	1.6
60,517		State Street Corp.	4,208,957	0.8
23,370		Travelers Cos., Inc.	1,988,787	0.4
69,326		US Bancorp.	2,971,312	0.5
253,353		Wells Fargo & Co.	12,601,778	2.2
			136,127,871	24.1

		Health Care: 14.8%
146,681		Bristol-Myers Squibb Co.	7,620,078	1.3
47,957		Cardinal Health, Inc.	3,356,031	0.6
57,368	@	Express Scripts Holding Co.	4,307,763	0.8
94,182		GlaxoSmithKline PLC ADR	5,032,144	0.9
225,499		Merck & Co., Inc.	12,801,578	2.3
100,227		Novartis AG	8,510,067	1.5
303,175		Pfizer, Inc.	9,737,981	1.7
148,586		Roche Holding AG ADR	5,604,664	1.0
146,314	@	Sanofi-Aventis SA ADR	7,649,296	1.3
144,926		UnitedHealth Group, Inc.	11,882,483	2.1
71,331		WellPoint, Inc.	7,101,001	1.3
			83,603,086	14.8

		Industrials: 6.4%
94,102		Emerson Electric Co.	6,286,014	1.1
441,296		General Electric Co.	11,425,153	2.0
47,035		Honeywell International, Inc.	4,362,967	0.8
129,144	@	Ingersoll-Rand PLC - Class A	7,392,202	1.3
176,380		Textron, Inc.	6,929,970	1.2
			36,396,306	6.4

		Information Technology: 10.0%
68,688	@	Autodesk, Inc.	3,378,076	0.6
388,479		Cisco Systems, Inc.	8,705,815	1.5
318,196		Corning, Inc.	6,624,841	1.2
145,605	@	eBay, Inc.	8,043,220	1.4
337,009		Hewlett-Packard Co.	10,905,611	1.9
187,751		Intel Corp.	4,845,853	0.9
255,383		Microsoft Corp.	10,468,149	1.9
93,770	@	Yahoo!, Inc.	3,366,343	0.6
			56,337,908	10.0

		Materials: 2.1%
507,556		Alcoa, Inc.	6,532,246	1.1
121,790		International Paper Co.	5,587,725	1.0
			12,119,971	2.1

		Telecommunication Services: 2.0%
60,279		AT&T, Inc.	2,113,984	0.4
121,607		Verizon Communications, Inc.	5,784,845	1.0
60,390		Vivendi	1,680,835	0.3
42,111	@	Vodafone Group PLC ADR	1,550,106	0.3
			11,129,770	2.0

		Utilities: 2.5%
79,264		FirstEnergy Corp.	2,697,354	0.5
103,324		Pacific Gas & Electric Co.	4,463,597	0.8

PORTFOLIO OF INVESTMENTS
VY Invesco Comstock Portfolio	as of March 31, 2014 (Unaudited) (Continued)

208,929	PPL Corp.	6,923,907	1.2
		14,084,858	2.5

	Total Common Stock
	(Cost $392,558,945)	544,174,833	96.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.8%
	Securities Lending Collateralcc(1): 0.1%
474,697	Deutsche Bank AG, Repurchase Agreement dated 03/31/14, 0.05%, due 04/01/14 (Repurchase Amount $474,698, collateralized by various U.S. Government Securities, 0.000%-4.750%, Market Value plus accrued interest $484,191, due 05/15/14-05/15/42)
	(Cost $474,697)	474,697	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.7%
21,013,657	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $21,013,657)	21,013,657	3.7

	Total Short-Term Investments
	(Cost $21,488,354)	21,488,354	3.8

	Total Investments in Securities (Cost $414,047,299)	$565,663,187	100.2
	Liabilities in Excess of Other Assets	(947,389)	(0.2)
	Net Assets	$564,715,798	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2014.
@	Non-income producing security

ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $435,466,943.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$152,302,104
Gross Unrealized Depreciation	(22,105,860)

Net Unrealized Appreciation	$130,196,244

PORTFOLIO OF INVESTMENTS
VY Invesco Comstock Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$76,703,729	$–	$–	$76,703,729
Consumer Staples	27,989,267	–	–	27,989,267
Energy	89,682,067	–	–	89,682,067
Financials	136,127,871	–	–	136,127,871
Health Care	75,093,019	8,510,067	–	83,603,086
Industrials	36,396,306	–	–	36,396,306
Information Technology	56,337,908	–	–	56,337,908
Materials	12,119,971	–	–	12,119,971
Telecommunication Services	9,448,935	1,680,835	–	11,129,770
Utilities	14,084,858	–	–	14,084,858
Total Common Stock	533,983,931	10,190,902	–	544,174,833
Short-Term Investments	21,013,657	474,697	–	21,488,354
Total Investments, at fair value	$554,997,588	$10,665,599	$–	$565,663,187
Other Financial Instruments+
Forward Foreign Currency Contracts	–	18,153	–	18,153
Total Assets	$554,997,588	$10,683,752	$–	$565,681,340
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(295,346)	$–	$(295,346)
Total Liabilities	$–	$(295,346)	$–	$(295,346)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2014, the following forward foreign currency contracts were outstanding for the VY Invesco Comstock Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	Canadian Dollar	3,321,330	Sell	04/28/14	$2,957,435	$3,002,556	$(45,121)
Barclays Bank PLC	EU Euro	3,693,334	Sell	04/28/14	5,092,273	5,087,844	4,429
Barclays Bank PLC	Swiss Franc	3,504,293	Sell	04/28/14	3,965,061	3,964,725	336
Barclays Bank PLC	British Pound	2,229,226	Sell	04/28/14	3,675,294	3,715,732	(40,438)
CIBC World Markets	EU Euro	3,693,334	Sell	04/28/14	5,091,261	5,087,844	3,417
CIBC World Markets	Canadian Dollar	3,384,314	Sell	04/28/14	3,013,355	3,059,496	(46,141)
CIBC World Markets	British Pound	2,229,226	Sell	04/28/14	3,676,239	3,715,732	(39,493)
Citigroup, Inc.	EU Euro	3,693,334	Sell	04/28/14	5,092,742	5,087,844	4,898
Citigroup, Inc.	British Pound	2,208,038	Sell	04/28/14	3,640,958	3,680,416	(39,458)
Citigroup, Inc.	Swiss Franc	3,426,680	Sell	04/28/14	3,877,155	3,876,914	241
Goldman Sachs & Co.	EU Euro	3,688,609	Sell	04/28/14	5,085,869	5,081,335	4,534
Goldman Sachs & Co.	Swiss Franc	3,426,681	Sell	04/28/14	3,877,213	3,876,915	298
Goldman Sachs & Co.	Canadian Dollar	3,321,329	Sell	04/28/14	2,957,866	3,002,555	(44,689)
Goldman Sachs & Co.	British Pound	2,229,226	Sell	04/28/14	3,675,726	3,715,732	(40,006)
							$(277,193)

PORTFOLIO OF INVESTMENTS
VY Invesco Comstock Portfolio	as of March 31, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$18,153
Total Asset Derivatives		$18,153

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$295,346
Total Liability Derivatives		$295,346

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2014:

	Barclays Bank PLC	CIBC World Markets	Citigroup, Inc.	Goldman Sachs & Co.	Totals
Assets:
Forward foreign currency contracts	$4,765	$3,417	$5,139	$4,832	$18,153
Total Assets	$4,765	$3,417	$5,139	$4,832	$18,153

Liabilities:
Forward foreign currency contracts	$85,559	$85,634	$39,458	$84,695	$295,346
Total Liabilities	$85,559	$85,634	$39,458	$84,695	$295,346

Net OTC derivative instruments by counterparty, at fair value	$(80,794)	$(82,217)	$(34,319)	$(79,863)	$(277,193)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$-	$-

Net Exposure(1)	$(80,794)	$(82,217)	$(34,319)	$(79,863)	$(277,193)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

PORTFOLIO OF INVESTMENTS
VY Invesco Equity and Income Portfolio	as of March 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 63.3%
		Consumer Discretionary: 7.3%
225,291		Abercrombie & Fitch Co.	$8,673,703	0.6
208,003		ADT Corp.	6,229,690	0.5
339,288		Carnival Corp.	12,845,443	0.9
343,790		Comcast Corp. – Class A	17,196,376	1.2
321,645		General Motors Co.	11,071,021	0.8
181,808		Thomson Reuters Corp.	6,214,857	0.5
101,565		Time Warner Cable, Inc.	13,932,687	1.0
79,539		Time Warner, Inc.	5,196,283	0.4
236,313		Viacom - Class B	20,084,242	1.4
			101,444,302	7.3

		Consumer Staples: 4.8%
238,122		Archer-Daniels-Midland Co.	10,332,114	0.8
1,063,730		Avon Products, Inc.	15,573,007	1.1
460,254		Mondelez International, Inc.	15,901,776	1.2
169,833		Procter & Gamble Co.	13,688,540	1.0
132,326		Sysco Corp.	4,780,938	0.3
149,392		Unilever NV ADR	6,142,999	0.4
			66,419,374	4.8

		Energy: 7.0%
103,532		Anadarko Petroleum Corp.	8,775,372	0.6
113,809		Apache Corp.	9,440,457	0.7
206,820		Baker Hughes, Inc.	13,447,436	1.0
286,865		Canadian Natural Resources Ltd.	10,994,546	0.8
83,018		Halliburton Co.	4,888,930	0.4
107,154		Occidental Petroleum Corp.	10,210,705	0.7
616,516		Royal Dutch Shell PLC - Class A	22,525,987	1.6
259,206		Total S.A.	17,062,218	1.2
			97,345,651	7.0

		Financials: 17.6%
96,518	@	Aon PLC	8,134,537	0.6
516,966		Bank of America Corp.	8,891,815	0.6
245,723		BB&T Corp.	9,870,693	0.7
545,947		Charles Schwab Corp.	14,920,732	1.1
60,696		Chubb Corp.	5,420,153	0.4
703,597		Citigroup, Inc.	33,491,217	2.4
82,451		CME Group, Inc.	6,102,199	0.4
189,300		Comerica, Inc.	9,805,740	0.7
346,648		Fifth Third Bancorp.	7,955,572	0.6
46,698		Goldman Sachs Group, Inc.	7,651,467	0.6
653,719		JPMorgan Chase & Co.	39,687,280	2.9
340,176		Marsh & McLennan Cos., Inc.	16,770,677	1.2
627,655		Morgan Stanley	19,564,006	1.4
143,444		Northern Trust Corp.	9,404,189	0.7
206,931		PNC Financial Services Group, Inc.	18,002,997	1.3
94,875		Santander Consumer USA Holdings, Inc.	2,284,590	0.2
125,488		State Street Corp.	8,727,690	0.6
224,967		Wells Fargo & Co.	11,189,859	0.8
130,849	@	Willis Group Holdings PLC	5,774,366	0.4
			243,649,779	17.6

		Health Care: 8.4%
114,844		Amgen, Inc.	14,164,859	1.0
166,698		Bristol-Myers Squibb Co.	8,659,961	0.6
85,580		Cigna Corp.	7,165,613	0.5
152,226		Eli Lilly & Co.	8,960,022	0.6
222,192		Medtronic, Inc.	13,673,696	1.0
295,619		Merck & Co., Inc.	16,782,291	1.2
12,144		Novartis AG ADR	1,032,483	0.1
145,175		Novartis AG	12,326,508	0.9
291,387		Pfizer, Inc.	9,359,350	0.7
78,572		Teva Pharmaceutical Industries Ltd. ADR	4,151,745	0.3
112,080		UnitedHealth Group, Inc.	9,189,439	0.7
110,313		WellPoint, Inc.	10,981,659	0.8
			116,447,626	8.4

		Industrials: 4.9%
48,121	@	Allegion Public Ltd.	2,510,473	0.2
113,135		Caterpillar, Inc.	11,242,225	0.8
292,926		CSX Corp.	8,486,066	0.6
76,506		General Dynamics Corp.	8,333,033	0.6
746,207		General Electric Co.	19,319,299	1.4
115,060	@	Ingersoll-Rand PLC - Class A	6,586,034	0.5
266,649	@	Tyco International Ltd.	11,305,918	0.8
			67,783,048	4.9

		Information Technology: 8.2%
270,682	@	Adobe Systems, Inc.	17,794,635	1.3
242,759	@	Amdocs Ltd.	11,278,583	0.8
929,958		Applied Materials, Inc.	18,989,742	1.4
120,434		Broadcom Corp.	3,791,262	0.3
556,477		Corning, Inc.	11,585,851	0.8
378,237	@	eBay, Inc.	20,893,812	1.5
248,960		Microsoft Corp.	10,204,870	0.7
512,842		Symantec Corp.	10,241,455	0.7
206,619		Texas Instruments, Inc.	9,742,086	0.7
			114,522,296	8.2

		Materials: 1.8%
247,661		Dow Chemical Co.	12,033,848	0.9
180,660		Freeport-McMoRan Copper & Gold, Inc.	5,974,426	0.4
33,526		PPG Industries, Inc.	6,485,940	0.5
			24,494,214	1.8

		Telecommunication Services: 1.7%
128,066		France Telecom SA	1,891,769	0.2
444,488	@	Koninklijke KPN NV	1,569,087	0.1
1,183,923		Telecom Italia S.p.A.	1,399,340	0.1
118,512		Telefonica S.A.	1,878,039	0.1

PORTFOLIO OF INVESTMENTS
VY Invesco Equity and Income Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Telecommunication Services: (continued)
187,097		Verizon Communications, Inc.	$8,900,204	0.6
216,319	@	Vodafone Group PLC ADR	7,962,702	0.6
			23,601,141	1.7

		Utilities: 1.6%
78,394		Edison International	4,437,884	0.3
129,205		Pacific Gas & Electric Co.	5,581,656	0.4
240,031		Pepco Holdings, Inc.	4,915,835	0.4
128,637		Pinnacle West Capital Corp.	7,031,299	0.5
			21,966,674	1.6

	Total Common Stock
	(Cost $718,244,981)		877,674,105	63.3

PREFERRED STOCK: 1.2%
		Energy: 0.5%
140,612	P	El Paso Energy Capital Trust I	7,178,243	0.5

		Financials: 0.7%
11,000		AMG Capital Trust II	707,437	0.1
56,155		Keycorp	7,303,660	0.5
20,000	P	State Street Corp.	517,800	0.0
27,000	P	Wells Fargo & Co.	672,300	0.1
			9,201,197	0.7

	Total Preferred Stock
	(Cost $13,896,999)		16,379,440	1.2

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 16.3%
		Basic Materials: 0.9%
300,000	#	Anglo American Capital PLC, 9.375%, 04/08/19	384,478	0.0
570,000		ArcelorMittal, 4.250%, 08/05/15	589,237	0.1
80,000		ArcelorMittal, 7.250%, 03/01/41	80,600	0.0
460,000		ArcelorMittal, 10.350%, 06/01/19	584,775	0.1
350,000		Barrick North America Finance, LLC, 5.700%, 05/30/41	340,041	0.0
285,000		Dow Chemical Co., 4.375%, 11/15/42	264,114	0.0
390,000		Freeport-McMoRan Copper & Gold, Inc., 1.400%, 02/13/15	392,335	0.0
735,000	#	Gold Fields Orogen Holding BVI Ltd., 4.875%, 10/07/20	639,450	0.1
195,000		International Paper Co., 6.000%, 11/15/41	224,371	0.0
285,000		Monsanto Co., 3.600%, 07/15/42	254,190	0.0
710,000		Newmont Mining Corp., 3.500%, 03/15/22	645,290	0.1
150,000		Rio Tinto Finance USA Ltd., 7.125%, 07/15/28	191,190	0.0
335,000		Rio Tinto Finance USA Ltd., 9.000%, 05/01/19	436,360	0.0
495,000		Southern Copper Corp., 5.250%, 11/08/42	426,272	0.0
75,000		Southern Copper Corp., 5.375%, 04/16/20	81,252	0.0
105,000		Southern Copper Corp., 6.750%, 04/16/40	107,913	0.0
835,000		Sunoco Logistics Partner, 5.300%, 04/01/44	834,289	0.1
550,000		Sunoco Logistics Partner, 5.500%, 02/15/30	613,817	0.0
2,801,000		United States Steel Corp., 2.750%, 04/01/19	3,643,050	0.3
420,000		Vale Overseas Ltd., 5.625%, 09/15/19	466,137	0.1
250,000		Vale SA, 5.625%, 09/11/42	235,103	0.0
320,000	#	Xstrata Finance Canada Ltd., 2.050%, 10/23/15	323,821	0.0
320,000	#	Xstrata Finance Canada Ltd., 2.700%, 10/25/17	324,205	0.0
			12,082,290	0.9

		Communications: 2.1%
225,000		America Movil S.A.B de CV, 2.375%, 09/08/16	232,650	0.0
455,000		America Movil S.A.B de CV, 4.375%, 07/16/42	404,650	0.0
101,000		AT&T, Inc., 5.350%, 09/01/40	103,583	0.0
270,000		AT&T, Inc., 6.150%, 09/15/34	305,321	0.0
4,000		AT&T, Inc., 8.000%, 11/15/31	5,563	0.0
460,000		Baidu, Inc., 3.250%, 08/06/18	470,966	0.0
365,000		British Telecommunications PLC, 1.250%, 02/14/17	364,251	0.0
3,428,000		Ciena Corp., 4.000%, 12/15/20	4,867,760	0.4
560,000		Comcast Corp., 4.250%, 01/15/33	550,639	0.1
550,000		Comcast Corp., 5.700%, 05/15/18	632,372	0.1
135,000		Comcast Corp., 6.450%, 03/15/37	166,620	0.0
340,000	#	Cox Communications, Inc., 4.700%, 12/15/42	304,040	0.0
106,000		Cox Communications, Inc., 5.450%, 12/15/14	109,584	0.0
60,000	#	Cox Communications, Inc., 8.375%, 03/01/39	79,193	0.0

PORTFOLIO OF INVESTMENTS
VY Invesco Equity and Income Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
345,000	#	Crown Castle Towers, LLC, 3.214%, 08/15/15	$351,340	0.0
435,000	#	Crown Castle Towers, LLC, 6.113%, 01/15/20	499,382	0.1
165,000		Deutsche Telekom International Finance BV, 8.750%, 06/15/30	238,716	0.0
285,000		DirecTV Financing Co., Inc., 1.750%, 01/15/18	280,876	0.0
185,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 2.400%, 03/15/17	189,202	0.0
310,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	294,125	0.0
605,000		Interpublic Group of Cos., Inc., 4.200%, 04/15/24	603,863	0.0
285,000		Interpublic Group of Cos., Inc., 2.250%, 11/15/17	287,984	0.0
2,320,000	#	JDS Uniphase Corp., 0.625%, 08/15/33	2,444,700	0.2
230,000		Juniper Networks, Inc., 4.500%, 03/15/24	233,354	0.0
1,351,000	#	Liberty Interactive LLC, 0.750%, 03/30/43	1,679,462	0.1
5,244,000	#	Liberty Media Corp., 1.375%, 10/15/23	4,932,638	0.4
200,000		NBCUniversal Media, LLC, 2.100%, 04/01/14	200,009	0.0
125,000		NBCUniversal Media, LLC, 5.150%, 04/30/20	141,452	0.0
210,000		NBCUniversal Media, LLC, 5.950%, 04/01/41	248,793	0.0
415,000		Rogers Communications, Inc., 4.500%, 03/15/43	388,781	0.0
2,345,000		Time Warner Cable, Inc., 5.000%, 02/01/20	2,565,092	0.2
445,000		Time Warner Cable, Inc., 5.875%, 11/15/40	483,864	0.1
160,000		Time Warner, Inc., 5.875%, 11/15/16	179,425	0.0
165,000		Verizon Communications, Inc., 3.000%, 04/01/16	172,164	0.0
935,000		Verizon Communications, Inc., 5.150%, 09/15/23	1,025,261	0.1
280,000		Verizon Communications, Inc., 6.400%, 02/15/38	329,850	0.0
1,290,000		Verizon Communications, Inc., 6.400%, 09/15/33	1,536,074	0.1
835,000		Verizon Communications, Inc., 6.550%, 09/15/43	1,019,816	0.1
790,000		Virgin Media Secured Finance PLC, 6.500%, 01/15/18	819,625	0.1
			29,743,040	2.1

		Consumer, Cyclical: 0.8%
450,000		Advance Auto Parts, Inc., 4.500%, 12/01/23	461,896	0.0
580,000		Advance Auto Parts, Inc., 5.750%, 05/01/20	639,855	0.1
315,000		Cintas Corp. No 2, 2.850%, 06/01/16	325,566	0.0
253,849		Continental Airlines 2010-1 Class A Pass Through Trust, 4.750%, 01/12/21	274,157	0.0
390,156		Continental Airlines 2012-1 Class A Pass Thru Trusts, 4.150%, 04/11/24	398,935	0.0
680,139		CVS Pass-Through Trust, 6.036%, 12/10/28	765,998	0.1
184,811		Delta Air Lines 2010-1 Class A Pass Through Trust, 6.200%, 07/02/18	206,526	0.0
800,000		Ford Motor Co., 4.750%, 01/15/43	776,601	0.1
725,000		MDC Holdings, Inc., 6.000%, 01/15/43	641,625	0.1
2,138,000		MGM Resorts International, 4.250%, 04/15/15	3,117,471	0.2
645,000		Target Corp., 2.900%, 01/15/22	632,722	0.1
1,259,000	#	Virgin Australia 2013-1A Trust, 5.000%, 10/23/23	1,328,245	0.1
50,000		Wal-Mart Stores, Inc., 6.500%, 08/15/37	64,959	0.0
135,000		Wyndham Worldwide Corp., 2.950%, 03/01/17	137,767	0.0
555,000		Wyndham Worldwide Corp., 5.625%, 03/01/21	607,299	0.0
			10,379,622	0.8

		Consumer, Non-cyclical: 4.0%
1,250,000		AbbVie, Inc., 1.200%, 11/06/15	1,261,242	0.1
610,000		Aetna, Inc., 3.950%, 09/01/20	645,385	0.0
255,000		Anheuser-Busch InBev Worldwide, Inc., 0.800%, 07/15/15	255,941	0.0
375,000		Anheuser-Busch InBev Worldwide, Inc., 3.625%, 04/15/15	386,979	0.0
110,000		Avon Products, Inc., 2.375%, 03/15/16	111,840	0.0
3,032,000		Brookdale Senior Living, Inc., 2.750%, 06/15/18	4,140,575	0.3

PORTFOLIO OF INVESTMENTS
VY Invesco Equity and Income Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
240,000		Brown-Forman Corp., 2.250%, 01/15/23	$219,747	0.0
325,000		Celgene Corp., 4.000%, 08/15/23	330,647	0.0
240,000		Corn Products International, Inc., 6.625%, 04/15/37	284,480	0.0
1,236,000	#	Cubist Pharmaceuticals, Inc., 1.125%, 09/01/18	1,458,480	0.1
2,021,000	#	Cubist Pharmaceuticals, Inc., 1.875%, 09/01/20	2,442,884	0.2
493,000		Edwards Lifesciences Corp., 2.875%, 10/15/18	497,076	0.0
270,000		Express Scripts, Inc., 3.125%, 05/15/16	281,457	0.0
415,000	#	FBG Finance Ltd., 5.125%, 06/15/15	436,639	0.0
703,000		Gilead Sciences, Inc., 1.625%, 05/01/16	2,188,091	0.2
430,000		Gilead Sciences, Inc., 2.050%, 04/01/19	426,758	0.0
80,000		GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	102,195	0.0
3,282,000		HealthSouth Corp., 2.000%, 12/01/43	3,608,149	0.3
274,000		Kraft Foods, Inc., 6.500%, 02/09/40	345,839	0.0
890,000		Kroger Co., 3.300%, 01/15/21	890,622	0.1
730,000		McKesson Corp., 2.284%, 03/15/19	725,053	0.1
210,000		Medco Health Solutions, Inc., 2.750%, 09/15/15	215,427	0.0
390,000		Medtronic, Inc., 4.000%, 04/01/43	363,309	0.0
300,000		Medtronic, Inc., 4.625%, 03/15/44	309,499	0.0
630,000		Moody's Corp., 4.500%, 09/01/22	652,306	0.0
730,000	#	Mylan, Inc., 6.000%, 11/15/18	770,831	0.1
865,000		Novartis Capital Corp., 4.400%, 05/06/44	876,451	0.1
1,580,000		NuVasive, Inc., 2.750%, 07/01/17	1,884,150	0.1
1,886,000		Omnicare, Inc., 3.250%, 12/15/35	2,022,735	0.1
2,102,000		Omnicare, Inc., 3.500%, 02/15/44	2,130,902	0.2
3,411,000		Omnicare, Inc., 3.750%, 04/01/42	5,139,951	0.4
780,000		PepsiCo, Inc., 3.600%, 03/01/24	782,686	0.1
275,000	#	Perrigo Co. Plc, 2.300%, 11/08/18	272,387	0.0
275,000		Philip Morris International, Inc., 3.600%, 11/15/23	274,602	0.0
820,000		Philip Morris International, Inc., 4.875%, 11/15/43	849,324	0.1
2,909,000		Salix Pharmaceuticals Ltd., 1.500%, 03/15/19	4,932,573	0.4
825,000		Tupperware Brands Corp., 4.750%, 06/01/21	866,224	0.1
400,000		UnitedHealth Group, Inc., 1.625%, 03/15/19	389,636	0.0
145,000		Ventas Realty L.P., 5.700%, 09/30/43	164,298	0.0
3,714,000		Volcano Corp., 1.750%, 12/01/17	3,693,109	0.3
5,251,000		WellPoint, Inc., 2.750%, 10/15/42	7,702,561	0.6
79,000		Zoetis, Inc., 4.700%, 02/01/43	78,488	0.0
			55,411,528	4.0

		Energy: 1.1%
655,000		BP Capital Markets PLC, 2.237%, 05/10/19	652,089	0.1
360,000		Chevron Corp., 1.718%, 06/24/18	359,239	0.0
4,731,000		Cobalt International Energy, Inc., 2.625%, 12/01/19	4,461,924	0.3
175,000		Enterprise Products Operating L.P., 5.250%, 01/31/20	196,092	0.0
300,000		Enterprise Products Operating L.P., 6.500%, 01/31/19	355,262	0.0
1,397,000		Helix Energy Solutions Group, Inc., 3.250%, 03/15/32	1,730,534	0.1
250,000		Husky Energy, Inc., 3.950%, 04/15/22	256,976	0.0
570,000		Noble Energy, Inc., 5.250%, 11/15/43	597,207	0.1
130,000		Noble Holding International Ltd., 2.500%, 03/15/17	132,383	0.0
445,000		Petrobras Global Finance BV, 5.625%, 05/20/43	378,494	0.0
320,000		Phillips 66, 1.950%, 03/05/15	323,815	0.0
295,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/22	296,662	0.0
605,000		Rowan Cos, Inc., 5.850%, 01/15/44	616,829	0.1
510,000		Southwestern Energy Co., 4.100%, 03/15/22	525,081	0.1
165,000		Spectra Energy Capital, LLC, 7.500%, 09/15/38	198,671	0.0
3,033,000		Stone Energy Corp., 1.750%, 03/01/17	3,723,007	0.3

PORTFOLIO OF INVESTMENTS
VY Invesco Equity and Income Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
215,000		Texas Eastern Transmission LP, 7.000%, 07/15/32	$272,700	0.0
125,000		Williams Partners L.P., 5.400%, 03/04/44	128,747	0.0
			15,205,712	1.1

		Financial: 4.0%
165,000		Abbey National Treasury Services PLC/London, 2.875%, 04/25/14	165,260	0.0
290,000	#	Abbey National Treasury Services PLC/London, 3.875%, 11/10/14	295,969	0.0
300,000		Aegon NV, 4.625%, 12/01/15	318,426	0.0
500,000		American Tower Corp., 3.400%, 02/15/19	513,092	0.0
850,000		American Tower Corp., 4.500%, 01/15/18	917,683	0.1
125,000		American Tower Corp., 4.625%, 04/01/15	129,534	0.0
370,000		American Tower Corp., 5.000%, 02/15/24	386,162	0.0
445,000		Bank of America Corp., 1.250%, 01/11/16	447,565	0.0
575,000		Bank of America Corp., 2.600%, 01/15/19	578,084	0.1
250,000		Bank of America Corp., 4.125%, 01/22/24	253,361	0.0
500,000		Bank of America Corp., 5.650%, 05/01/18	565,875	0.1
400,000		Bank of America Corp., 5.750%, 12/01/17	453,317	0.0
520,000		Bank of New York Mellon Corp./The, 4.500%, 12/31/49	474,500	0.0
165,000		Barclays Bank PLC, 2.750%, 02/23/15	168,243	0.0
305,000		Barclays Bank PLC, 5.140%, 10/14/20	323,907	0.0
525,000		Barclays Bank PLC, 6.750%, 05/22/19	630,780	0.1
260,000		Bear Stearns Cos., Inc., 7.250%, 02/01/18	309,837	0.0
515,000		Charles Schwab Corp., 4.450%, 07/22/20	563,146	0.1
365,000		Citigroup, Inc., 3.500%, 05/15/23	345,069	0.0
375,000		Citigroup, Inc., 4.050%, 07/30/22	377,157	0.0
575,000		Citigroup, Inc., 6.125%, 11/21/17	659,045	0.1
560,000		Citigroup, Inc., 6.675%, 09/13/43	658,059	0.1
345,000		Citigroup, Inc., 8.500%, 05/22/19	440,158	0.0
325,000		CNA Financial Corp., 5.875%, 08/15/20	373,695	0.0
590,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.750%, 01/15/20	648,897	0.1
1,045,000	#	Credit Suisse AG, 6.500%, 08/08/23	1,149,500	0.1
830,000	#	Dexus Diversified Trust / Dexus Office Trust, 5.600%, 03/15/21	920,614	0.1
340,000		Digital Realty Trust L.P., 4.500%, 07/15/15	352,414	0.0
420,000		EPR Properties, 5.250%, 07/15/23	427,620	0.0
340,000		Ford Motor Credit Co., LLC, 2.500%, 01/15/16	349,288	0.0
600,000		General Electric Capital Corp., 5.250%, 06/29/49	585,120	0.1
700,000		General Electric Capital Corp., 6.000%, 08/07/19	822,982	0.1
350,000		Goldman Sachs Group, Inc./The, 2.625%, 01/31/19	349,600	0.0
4,011,000	#	Goldman Sachs Group, Inc., 1.000%, 03/15/17	5,095,133	0.4
4,179,000	#	Goldman Sachs Group, Inc., 1.000%, 09/28/20	4,281,678	0.3
355,000		Goldman Sachs Group, Inc., 5.250%, 07/27/21	393,628	0.0
720,000		Goldman Sachs Group, Inc., 6.150%, 04/01/18	824,031	0.1
345,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	396,440	0.0
465,000	#	HBOS PLC, 6.750%, 05/21/18	527,907	0.1
320,000		HCP, Inc., 4.200%, 03/01/24	325,145	0.0
415,000		Health Care REIT, Inc., 4.500%, 01/15/24	428,292	0.0
450,000	#	HSBC Bank PLC, 4.125%, 08/12/20	477,756	0.0
200,000		HSBC Holdings PLC, 4.250%, 03/14/24	200,679	0.0
225,000		International Lease Finance Corp., 5.875%, 08/15/22	238,781	0.0
662,000		Jefferies Group, Inc., 3.875%, 11/01/29	707,099	0.1
340,000		JPMorgan Chase & Co., 4.400%, 07/22/20	367,139	0.0
775,000		JPMorgan Chase & Co., 6.000%, 01/15/18	890,443	0.1
390,000		JPMorgan Chase & Co., 6.750%, 12/29/49	412,425	0.0
310,000		Lincoln National Corp., 4.000%, 09/01/23	315,903	0.0
375,000		Lloyds Bank PLC, 2.300%, 11/27/18	375,148	0.0
510,000	#	Macquarie Bank Ltd., 5.000%, 02/22/17	556,917	0.1

PORTFOLIO OF INVESTMENTS
VY Invesco Equity and Income Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
285,000		Markel Corp., 5.000%, 03/30/43	$281,514	0.0
275,000		Marsh & McLennan Cos, Inc., 4.050%, 10/15/23	278,458	0.0
430,000		Merrill Lynch & Co., Inc., 6.875%, 04/25/18	507,683	0.0
442,000		MetLife, Inc., 4.368%, 09/15/23	471,739	0.0
455,000		MetLife, Inc., 4.750%, 02/08/21	506,991	0.0
773,000		MGIC Investment Corp., 2.000%, 04/01/20	1,091,379	0.1
2,779,000		MGIC Investment Corp., 5.000%, 05/01/17	3,211,482	0.2
520,000	#	Mizuho Financial Group Cayman 3 Ltd., 4.600%, 03/27/24	523,410	0.1
790,000		Morgan Stanley, 3.450%, 11/02/15	820,511	0.1
750,000		Morgan Stanley, 3.800%, 04/29/16	790,403	0.1
675,000		Morgan Stanley, 4.000%, 07/24/15	702,679	0.1
215,000		Morgan Stanley, 5.750%, 01/25/21	246,637	0.0
560,000		Morgan Stanley, 6.375%, 07/24/42	685,598	0.1
205,000	#	National Australia Bank Ltd., 3.750%, 03/02/15	211,204	0.0
165,000		National Rural Utilities Cooperative Finance Corp., 3.050%, 02/15/22	163,882	0.0
570,000	#	Nationwide Building Society, 6.250%, 02/25/20	665,560	0.1
290,000	#	Nordea Bank AB, 4.875%, 01/27/20	321,919	0.0
225,000	#	Pacific LifeCorp, 6.000%, 02/10/20	257,083	0.0
400,000		Piedmont Operating Partnership L.P., 4.450%, 03/15/24	400,060	0.0
360,000		PNC Funding Corp., 5.125%, 02/08/20	405,879	0.0
320,000		Prudential Financial, Inc., 4.750%, 09/17/15	338,201	0.0
275,000		Prudential Financial, Inc., 5.100%, 08/15/43	289,645	0.0
85,000		Prudential Financial, Inc., 7.375%, 06/15/19	104,292	0.0
465,000		Radian Group, Inc., 2.250%, 03/01/19	712,903	0.1
1,153,000		Radian Group, Inc., 3.000%, 11/15/17	1,715,088	0.1
525,000		Reinsurance Group of America, Inc., 4.700%, 09/15/23	552,508	0.1
200,000	#	Santander US Debt S.A. Unipersonal, 3.724%, 01/20/15	203,854	0.0
460,000		Senior Housing Properties Trust, 4.300%, 01/15/16	478,516	0.0
705,000		SLM Corp., 3.875%, 09/10/15	729,675	0.1
805,000	#	Societe Generale SA, 5.000%, 01/17/24	803,856	0.1
315,000	#	Standard Chartered PLC, 3.850%, 04/27/15	325,494	0.0
660,000	#	Standard Chartered PLC, 5.700%, 03/26/44	655,050	0.1
445,000		Travelers Cos, Inc./The, 4.600%, 08/01/43	457,250	0.0
110,000		UBS AG, 5.750%, 04/25/18	125,596	0.0
178,000		UBS AG, 5.875%, 12/20/17	204,157	0.0
500,000		US Bank NA/Cincinnati OH, 3.778%, 04/29/20	514,680	0.0
320,000		Ventas Realty L.P. / Ventas Capital Corp., 2.700%, 04/01/20	312,019	0.0
170,000		Ventas Realty L.P. / Ventas Capital Corp., 4.250%, 03/01/22	176,793	0.0
300,000	#	WEA Finance, LLC, 7.125%, 04/15/18	356,980	0.0
140,000		Wells Fargo & Co., 1.500%, 01/16/18	138,824	0.0
808,000		Wells Fargo & Co., 4.125%, 08/15/23	819,103	0.1
350,000		WR Berkley Corp., 4.625%, 03/15/22	368,233	0.0
			55,695,291	4.0

		Industrial: 1.2%
425,000	#	BAA Funding Ltd., 2.500%, 06/25/15	430,283	0.0
1,335,000		Burlington Northern Santa Fe LLC, 5.150%, 09/01/43	1,420,383	0.1
7,084,000		Cemex SAB de CV, 4.875%, 03/15/15	8,686,755	0.6
330,000		CSX Corp., 5.500%, 04/15/41	368,477	0.0
1,015,000		Deere & Co., 2.600%, 06/08/22	972,327	0.1
570,000		Eaton Corp., 0.950%, 11/02/15	572,225	0.1
295,000		FedEx Corp., 4.900%, 01/15/34	304,021	0.0
605,000		FedEx Corp., 5.100%, 01/15/44	629,524	0.1
330,000		Greenbrier Cos, Inc., 3.500%, 04/01/18	467,363	0.0
825,000		Packaging Corp. of America, 4.500%, 11/01/23	855,713	0.1

PORTFOLIO OF INVESTMENTS
VY Invesco Equity and Income Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
510,000	#	Penske Truck Leasing Co. Lp / PTL Finance Corp., 2.500%, 03/15/16	$523,026	0.0
545,000		Pentair Finance SA, 5.000%, 05/15/21	586,374	0.1
285,000		Precision Castparts Corp., 2.500%, 01/15/23	266,120	0.0
260,000		Ryder System, Inc., 3.150%, 03/02/15	265,669	0.0
157,000		Union Pacific Corp., 3.646%, 02/15/24	156,846	0.0
375,000		Union Pacific Corp., 4.850%, 06/15/44	394,407	0.0
225,000		United Parcel Service, Inc., 2.450%, 10/01/22	213,866	0.0
			17,113,379	1.2

		Technology: 2.1%
340,000		Computer Sciences Corp., 4.450%, 09/15/22	347,747	0.0
370,000		Hewlett-Packard Co., 2.625%, 12/09/14	375,046	0.0
315,000		Hewlett-Packard Co., 2.750%, 01/14/19	317,529	0.0
3,852,000		Lam Research Corp., 1.250%, 05/15/18	4,798,147	0.4
2,120,000		Linear Technology Corp., 3.000%, 05/01/27	2,537,375	0.2
1,927,000	#	Linear Technology Corp., 3.000%, 05/01/27	2,306,378	0.2
3,540,000		Micron Technology, Inc., 3.000%, 11/15/43	3,896,213	0.3
1,880,000		Novellus Systems, Inc., 2.625%, 05/15/41	3,218,325	0.2
3,829,000	#	NVIDIA Corp., 1.000%, 12/01/18	4,209,507	0.3
330,000		Pitney Bowes, Inc., 4.625%, 03/15/24	328,363	0.0
6,415,000	#	SanDisk Corp., 0.500%, 10/15/20	7,096,594	0.5
			29,431,224	2.1

		Utilities: 0.1%
425,000		Baltimore Gas & Electric Co., 3.350%, 07/01/23	420,067	0.1
170,000	#	Iberdrola Finance Ireland Ltd., 3.800%, 09/11/14	172,242	0.0
355,000		Louisville Gas & Electric Co., 1.625%, 11/15/15	360,896	0.0
			953,205	0.1

	Total Corporate Bonds/Notes
	(Cost $205,842,980)		226,015,291	16.3

MUNICIPAL BONDS: 0.1%
		Georgia: 0.1%
175,000		Municipal Electric Authority of Georgia, 6.637%, 04/01/57	199,500	0.0
325,000		Municipal Electric Authority of Georgia, 6.655%, 04/01/57	363,678	0.1
			563,178	0.1

		Texas: 0.0%
230,000		Texas State Transportation Commission, 5.028%, 04/01/26	260,098	0.0

	Total Municipal Bonds
	(Cost $734,011)		823,276	0.1

U.S. TREASURY OBLIGATIONS: 10.9%
		U.S. Treasury Bonds: 0.0%
315,000		3.750%, due 11/15/43	326,173	0.0

		U.S. Treasury Notes: 10.9%
4,000,000		0.125%, due 07/31/14	4,001,016	0.3
18,000,000		0.250%, due 04/30/14	18,002,940	1.3
10,000,000		0.375%, due 03/31/16	9,989,844	0.7
310,000		0.625%, due 05/31/17	306,488	0.0
55,005,000		0.750%, due 03/15/17	54,809,457	3.9
120,000		0.875%, due 04/30/17	119,761	0.0
44,084,000		1.625%, due 03/31/19	43,842,916	3.2
1,500,000		1.875%, due 04/30/14	1,502,147	0.1
880,000		2.125%, due 11/30/14	891,894	0.1
740,000		2.250%, due 01/31/15	753,109	0.0
1,001,000		2.500%, due 03/31/15	1,024,540	0.1
1,400,000		2.625%, due 06/30/14	1,408,996	0.1
1,500,000		2.625%, due 07/31/14	1,512,833	0.1
1,000,000		2.625%, due 04/30/16	1,044,883	0.1
180,000		2.625%, due 11/15/20	184,704	0.0
12,024,000		2.750%, due 02/15/24	12,053,122	0.9
			151,448,650	10.9

	Total U.S. Treasury Obligations
	(Cost $151,842,661)		151,774,823	10.9

FOREIGN GOVERNMENT BONDS: 0.2%
620,000	#	Electricite de France, 4.875%, 01/22/44	620,340	0.0
640,000	#	Electricite de France, 5.625%, 12/29/49	645,363	0.1
150,000	#	EDF S.A., 4.600%, 01/27/20	163,554	0.0
960,000		Brazil Government International Bond, 6.000%, 01/17/17	1,068,960	0.1
220,000		Korea Development Bank, 4.375%, 08/10/15	230,877	0.0

PORTFOLIO OF INVESTMENTS
VY Invesco Equity and Income Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
100,000	Peruvian Government International Bond, 7.125%, 03/30/19	$121,125	0.0

	Total Foreign Government Bonds
	(Cost $2,675,164)	2,850,219	0.2

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.5%
	Federal Home Loan Mortgage Corporation: 0.2%##
550,000	3.000%, due 07/28/14	555,249	0.0
2,400,000	4.875%, due 06/13/18	2,734,020	0.2
		3,289,269	0.2

	Federal National Mortgage Association: 0.3%##
2,130,000	4.375%, due 10/15/15	2,263,570	0.2
915,000	6.625%, due 11/15/30	1,260,787	0.1
		3,524,357	0.3

	Total U.S. Government Agency Obligations
	(Cost $6,298,950)	6,813,626	0.5

	Total Long-Term Investments
	(Cost $1,099,535,746)	1,282,330,780	92.5

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.8%
	Mutual Funds: 5.8%
81,139,421	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $81,139,421)	81,139,421	5.8

	Total Short-Term Investments
	(Cost $81,139,421)	81,139,421	5.8

	Total Investments in Securities (Cost $1,180,675,167)	$1,363,470,201	98.3
	Assets in Excess of Other Liabilities	23,729,037	1.7
	Net Assets	$1,387,199,238	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2014.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security
ADR	American Depositary Receipt
P	Preferred Stock may be called prior to convertible date.

Cost for federal income tax purposes is $1,181,312,000.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$192,559,136
Gross Unrealized Depreciation	(10,400,935)

Net Unrealized Appreciation	$182,158,201

PORTFOLIO OF INVESTMENTS
VY Invesco Equity and Income Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$101,444,302	$–	$–	$101,444,302
Consumer Staples	66,419,374	–	–	66,419,374
Energy	57,757,446	39,588,205	–	97,345,651
Financials	243,649,779	–	–	243,649,779
Health Care	104,121,118	12,326,508	–	116,447,626
Industrials	67,783,048	–	–	67,783,048
Information Technology	114,522,296	–	–	114,522,296
Materials	24,494,214	–	–	24,494,214
Telecommunication Services	16,862,906	6,738,235	–	23,601,141
Utilities	21,966,674	–	–	21,966,674
Total Common Stock	819,021,157	58,652,948	–	877,674,105
Preferred Stock	1,190,100	15,189,340	–	16,379,440
Corporate Bonds/Notes	–	226,015,291	–	226,015,291
Municipal Bonds	–	823,276	–	823,276
U.S. Treasury Obligations	–	151,774,823	–	151,774,823
U.S. Government Agency Obligations	–	6,813,626	–	6,813,626
Short-Term Investments	81,139,421	–	–	81,139,421
Foreign Government Bonds	–	2,850,219	–	2,850,219
Total Investments, at fair value	$901,350,678	$462,119,523	$–	$1,363,470,201
Other Financial Instruments+
Forward Foreign Currency Contracts	–	293,625	–	293,625
Total Assets	$901,350,678	$462,413,148	$–	$1,363,763,826
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(111,761)	$–	$(111,761)
Total Liabilities	$–	$(111,761)	$–	$(111,761)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2014, the following forward foreign currency contracts were outstanding for the VY Invesco Equity and Income Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Credit Suisse Group AG	Canadian Dollar	6,262,194	Sell	04/25/14	$5,662,117	$5,661,558	$559
The Bank of New York Mellon Corp.	British Pound	8,133,711	Sell	04/25/14	13,490,166	13,557,774	(67,608)
The Bank of New York Mellon Corp.	Swiss Franc	4,178,410	Sell	04/25/14	4,777,373	4,727,302	50,071
The Bank of New York Mellon Corp.	EU Euro	7,115,737	Sell	04/25/14	9,893,827	9,802,528	91,299
State Street Bank	Canadian Dollar	7,137,806	Sell	04/25/14	6,451,817	6,453,186	(1,369)
State Street Bank	British Pound	5,216,289	Sell	04/25/14	8,652,050	8,694,834	(42,784)
State Street Bank	Swiss Franc	4,141,590	Sell	04/25/14	4,733,787	4,685,645	48,142
State Street Bank	EU Euro	8,134,263	Sell	04/25/14	11,309,188	11,205,634	103,554
							$181,864

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$293,625
Total Asset Derivatives		$293,625

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$111,761
Total Liability Derivatives		$111,761

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2014:

	Credit Suisse Group AG	State Street Bank	The Bank of New York Mellon Corp.	Totals
Assets:
Forward foreign currency contracts	$559	$151,696	$141,370	$293,625
Total Assets	$559	$151,696	$141,370	$293,625

Liabilities:
Forward foreign currency contracts	$-	$44,153	$67,608	$111,761
Total Liabilities	$-	$44,153	$67,608	$111,761

Net OTC derivative instruments by counterparty, at fair value	$559	$107,543	$73,762	$181,864

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$-

Net Exposure(1)	$559	$107,543	$73,762	$181,864

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

PORTFOLIO OF INVESTMENTS
VY JPMorgan Mid Cap Value Portfolio	as of March 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.8%
		Basic Materials: 0.9%
62,120		Rock-Tenn Co.	$6,558,008	0.9

		Consumer Discretionary: 17.8%
16,820	@	Autozone, Inc.	9,034,022	1.3
77,990	@	Bed Bath & Beyond, Inc.	5,365,712	0.7
139,380		Best Buy Co., Inc.	3,681,026	0.5
41,430		CBS Corp. - Class B	2,560,374	0.4
180,891		Clear Channel Outdoor Holdings, Inc.	1,647,917	0.2
127,200	@	Dish Network Corp. - Class A	7,913,112	1.1
135,160		Expedia, Inc.	9,799,100	1.4
82,890		Family Dollar Stores, Inc.	4,808,449	0.7
242,480		Gannett Co., Inc.	6,692,448	0.9
290,220		Gap, Inc.	11,626,213	1.6
16,180		Genuine Parts Co.	1,405,233	0.2
106,300	@	Jarden Corp.	6,359,929	0.9
210,640		Kohl's Corp.	11,964,352	1.7
135,766		Marriott International, Inc.	7,605,611	1.1
50,230	@	Mohawk Industries, Inc.	6,830,275	0.9
49,120		Nordstrom, Inc.	3,067,544	0.4
106,840		Petsmart, Inc.	7,360,208	1.0
48,330		PVH Corp.	6,030,134	0.8
58,100		Tiffany & Co.	5,005,315	0.7
38,970		TJX Cos., Inc.	2,363,531	0.3
46,080		VF Corp.	2,851,430	0.4
35,460		Wyndham Worldwide Corp.	2,596,736	0.4
20,540		Yum! Brands, Inc.	1,548,511	0.2
			128,117,182	17.8

		Consumer Staples: 5.1%
30,442		Brown-Forman Corp.	2,730,343	0.4
163,350		Dr Pepper Snapple Group, Inc.	8,896,041	1.2
70,973		Energizer Holdings, Inc.	7,149,820	1.0
50,690		Hershey Co.	5,292,036	0.7
210,100		Kroger Co.	9,170,865	1.3
518,630	@	Rite Aid Corp.	3,251,810	0.5
			36,490,915	5.1

		Energy: 4.0%
69,750		EQT Corp.	6,763,657	0.9
167,910	L	PBF Energy, Inc.	4,332,078	0.6
185,990		QEP Resources, Inc.	5,475,546	0.8
149,760	@	Southwestern Energy Co.	6,890,458	1.0
131,297		Williams Cos., Inc.	5,328,032	0.7
			28,789,771	4.0

		Financials: 29.2%
12,583	@	Alleghany Corp.	5,126,063	0.7
117,880		American Campus Communities, Inc.	4,402,818	0.6
101,980		Ameriprise Financial, Inc.	11,224,939	1.6
52,670		AvalonBay Communities, Inc.	6,916,624	1.0
142,310		Brixmor Property Group, Inc.	3,035,472	0.4
190,792	@	Brookfield Property Partners LP	3,567,810	0.5
70,120		Chubb Corp.	6,261,716	0.9
59,900		City National Corp.	4,715,328	0.7
526,560		Fifth Third Bancorp.	12,084,552	1.7
86,610		First Republic Bank	4,676,074	0.6
230,150		General Growth Properties, Inc.	5,063,300	0.7
202,280		Hartford Financial Services Group, Inc.	7,134,416	1.0
234,020		Hudson City Bancorp., Inc.	2,300,417	0.3
352,910		Huntington Bancshares, Inc.	3,518,513	0.5
194,110		Invesco Ltd.	7,182,070	1.0
333,960		Kimco Realty Corp.	7,307,045	1.0
73,920		Legg Mason, Inc.	3,625,037	0.5
280,100		Loews Corp.	12,338,405	1.7
82,231		M&T Bank Corp.	9,974,620	1.4
269,240		Marsh & McLennan Cos., Inc.	13,273,532	1.8
115,400		Northern Trust Corp.	7,565,624	1.1
314,140		Old Republic International Corp.	5,151,896	0.7
135,870		Rayonier, Inc.	6,237,792	0.9
92,980		Regency Centers Corp.	4,747,559	0.7
225,680		SunTrust Bank	8,979,807	1.2
99,420		T. Rowe Price Group, Inc.	8,187,237	1.1
191,750		UnumProvident Corp.	6,770,692	0.9
85,106		Vornado Realty Trust	8,388,047	1.2
146,540		Weyerhaeuser Co.	4,300,949	0.6
142,050		WR Berkley Corp.	5,912,121	0.8
208,810	@	XL Group PLC	6,525,313	0.9
125,930		Zions Bancorp.	3,901,311	0.5
			210,397,099	29.2

		Health Care: 5.4%
108,700		AmerisourceBergen Corp.	7,129,633	1.0
97,890	@	Brookdale Senior Living, Inc.	3,280,294	0.4
143,450		CareFusion Corp.	5,769,559	0.8
118,910		Cigna Corp.	9,956,334	1.4
39,970	@	Henry Schein, Inc.	4,771,219	0.7
69,360		Humana, Inc.	7,818,259	1.1
			38,725,298	5.4

		Industrials: 10.0%
140,350		Ametek, Inc.	7,226,621	1.0
118,990		Carlisle Cos., Inc.	9,440,667	1.3
124,860		Equifax, Inc.	8,494,226	1.2
119,960		Fortune Brands Home & Security, Inc.	5,047,917	0.7
52,950		Hubbell, Inc.	6,347,117	0.9
116,140		IDEX Corp.	8,465,445	1.1
89,690		MSC Industrial Direct Co.	7,759,979	1.1

PORTFOLIO OF INVESTMENTS
VY JPMorgan Mid Cap Value Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
96,920		Regal-Beloit Corp.	$7,047,053	1.0
134,639		Rexnord Corp.	3,901,838	0.5
75,301		Snap-On, Inc.	8,545,157	1.2
			72,276,020	10.0

		Information Technology: 9.9%
124,560		Amphenol Corp.	11,415,924	1.6
191,470		Analog Devices, Inc.	10,174,716	1.4
176,020	@	Arrow Electronics, Inc.	10,448,547	1.4
198,136		CommScope Holding Co., Inc.	4,889,997	0.7
174,986		Jack Henry & Associates, Inc.	9,757,219	1.4
102,490		KLA-Tencor Corp.	7,086,159	1.0
194,630	@	Synopsys, Inc.	7,475,738	1.0
182,520		Xilinx, Inc.	9,905,360	1.4
			71,153,660	9.9

		Materials: 6.9%
88,560		Airgas, Inc.	9,432,526	1.3
134,418		Albemarle Corp.	8,928,044	1.2
208,180		Ball Corp.	11,410,346	1.6
25,910		Sherwin-Williams Co.	5,107,638	0.7
82,580		Sigma-Aldrich Corp.	7,711,320	1.1
142,145		Silgan Holdings, Inc.	7,039,020	1.0
			49,628,894	6.9

		Utilities: 10.6%
291,370		CenterPoint Energy, Inc.	6,902,555	1.0
261,040		CMS Energy Corp.	7,643,251	1.1
114,640		Edison International	6,489,771	0.9
108,470		Energen Corp.	8,765,461	1.2
67,260		National Fuel Gas Co.	4,710,890	0.6
161,720		NiSource, Inc.	5,745,912	0.8
274,260		Questar Corp.	6,521,903	0.9
96,020		Sempra Energy	9,290,895	1.3
220,680		Westar Energy, Inc.	7,759,109	1.1
124,440		Wisconsin Energy Corp.	5,792,682	0.8
215,390		Xcel Energy, Inc.	6,539,240	0.9
			76,161,669	10.6

	Total Common Stock
	(Cost $528,192,875)		718,298,516	99.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.7%
	Securities Lending Collateralcc(1): 0.4%
702,161	Bank of Nova Scotia, Repurchase Agreement dated 03/31/14, 0.07%, due 04/01/14 (Repurchase Amount $702,162, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.000%-6.500%, Market Value plus accrued interest $716,206, due 01/31/16-11/01/43)	702,161	0.1
1,000,000	Citigroup, Inc., Repurchase Agreement dated 03/31/14, 0.09%, due 04/01/14 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.625%, Market Value plus accrued interest $1,020,000, due 04/03/14-02/15/41)	1,000,000	0.1
1,000,000	Daiwa Capital Markets, Repurchase Agreement dated 03/31/14, 0.12%, due 04/01/14 (Repurchase Amount $1,000,003, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 03/27/17-03/01/48)	1,000,000	0.2
		2,702,161	0.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
2,441,156	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $2,441,156)	2,441,156	0.3

	Total Short-Term Investments
	(Cost $5,143,317)	5,143,317	0.7

	Total Investments in Securities (Cost $533,336,192)	$723,441,833	100.5
	Liabilities in Excess of Other Assets	(3,261,661)	(0.5)
	Net Assets	$720,180,172	100.0

PORTFOLIO OF INVESTMENTS
VY JPMorgan Mid Cap Value Portfolio	as of March 31, 2014 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2014.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $535,566,688.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$190,929,039
Gross Unrealized Depreciation	(3,053,894)

Net Unrealized Appreciation	$187,875,145

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock*	$718,298,516	$–	$–	$718,298,516
Short-Term Investments	2,441,156	2,702,161	–	5,143,317
Total Investments, at fair value	$720,739,672	$2,702,161	$–	$723,441,833

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
VY Oppenheimer Global Portfolio	as of March 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.0%
		Brazil: 3.6%
1,688,220		AMBEV SA ADR	$12,509,710	0.7
2,852,300		BM&F Bovespa S.A.	14,154,649	0.8
473,850		Embraer SA ADR	16,816,937	0.9
1,042,318		Itau Unibanco Holding S.A. ADR	15,488,845	0.8
480,280		Vale SA ADR	6,642,272	0.4
			65,612,413	3.6

		Canada: 0.4%
146,660	@,L	Lululemon Athletica, Inc.	7,712,849	0.4

		Denmark: 0.5%
176,439	L	FLSmidth & Co. A/S	8,895,672	0.5

		France: 5.9%
181,618		LVMH Moet Hennessy Louis Vuitton S.A.	32,911,601	1.8
141,380		Kering	28,826,851	1.6
238,720		Societe Generale	14,694,625	0.8
305,714		Technip S.A.	31,514,620	1.7
			107,947,697	5.9

		Germany: 9.0%
174,321		Allianz AG	29,463,684	1.6
200,050		Bayer AG	27,091,664	1.5
569,036		Deutsche Bank AG	25,503,512	1.4
93,328		Linde AG	18,686,839	1.0
463,636		SAP AG	37,608,320	2.1
182,614		Siemens AG	24,627,938	1.4
			162,981,957	9.0

		India: 3.2%
4,892,628		DLF Ltd.	14,508,265	0.8
541,420		ICICI Bank Ltd. ADR	23,714,196	1.3
173,561		Infosys Ltd.	9,499,021	0.5
2,393,581		Zee Telefilms Ltd.	10,886,587	0.6
			58,608,069	3.2

		Italy: 1.6%
49,700	L	Brunello Cucinelli SpA	1,316,420	0.1
201,841		Gtech S.p.A	6,132,264	0.3
352,310		Prysmian S.p.A.	8,767,402	0.5
95,929	L	Tod's S.p.A.	12,449,965	0.7
			28,666,051	1.6

		Japan: 9.0%
1,257,300		Dai-ichi Life Insurance Co., Ltd.	18,290,017	1.0
68,100		Fanuc Ltd.	12,039,539	0.7
460,600		KDDI Corp.	26,744,740	1.5
59,151		Keyence Corp.	24,368,237	1.3
348,000		Kyocera Corp.	15,683,536	0.9
305,100		Murata Manufacturing Co., Ltd.	28,838,351	1.6
357,000	L	Nidec Corp.	21,890,344	1.2
361,000		Sumitomo Mitsui Financial Group, Inc.	15,473,879	0.8
			163,328,643	9.0

		Mexico: 1.9%
187,802	@	Fomento Economico Mexicano SAB de CV ADR	17,510,658	1.0
502,706		Grupo Televisa SAB ADR	16,735,083	0.9
			34,245,741	1.9

		Netherlands: 2.1%
525,883		Airbus Group NV	37,664,463	2.1

		Russia: 0.8%
5,127,345		Alrosa AO	5,275,708	0.3
5,792,126		Moscow Exchange MICEX-RTS OAO	9,580,169	0.5
			14,855,877	0.8

		Spain: 3.8%
1,947,027		Banco Bilbao Vizcaya Argentaria S.A.	23,411,589	1.3
202,264		Inditex S.A.	30,345,677	1.7
587,527		Repsol YPF S.A.	15,005,173	0.8
			68,762,439	3.8

		Sweden: 4.5%
521,270		Assa Abloy AB	27,766,336	1.5
4,089,945		Telefonaktiebolaget LM Ericsson	54,548,993	3.0
			82,315,329	4.5

		Switzerland: 5.5%
568,886		Credit Suisse Group	18,413,748	1.0
263,594		Nestle S.A.	19,840,630	1.1
74,883		Roche Holding AG - Genusschein	22,522,094	1.2
1,900,133		UBS AG - Reg	39,320,130	2.2
			100,096,602	5.5

		United Kingdom: 4.5%
1,030,020	@	Circassia Pharmaceuticals Plc	5,151,560	0.3
1,396,326		Prudential PLC	29,566,250	1.6
312,740		Shire PLC	15,482,184	0.9
721,955		Unilever PLC	30,877,524	1.7
			81,077,518	4.5

		United States: 40.7%
181,180		3M Co.	24,578,879	1.4
461,273	@	Adobe Systems, Inc.	30,324,087	1.7
389,560		Aetna, Inc.	29,205,313	1.6
113,040		Allergan, Inc.	14,028,264	0.8
860,750		Altera Corp.	31,193,580	1.7
35,310	@	Biogen Idec, Inc.	10,800,270	0.6
464,380	@	Celldex Therapeutics, Inc.	8,205,595	0.4
642,760		Citigroup, Inc.	30,595,376	1.7
80,540		Clovis Oncology, Inc.	5,579,006	0.3

PORTFOLIO OF INVESTMENTS
VY Oppenheimer Global Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: (continued)
499,220		Colgate-Palmolive Co.	$32,384,401	1.8
653,200	@	eBay, Inc.	36,082,768	2.0
252,420		Emerson Electric Co.	16,861,656	0.9
374,840		Facebook, Inc.	22,580,362	1.2
396,740		Fidelity National Financial, Inc.	12,473,506	0.7
659,360		Fusion-io, Inc.	6,936,467	0.4
304,360	@	Gilead Sciences, Inc.	21,566,950	1.2
110,450		Goldman Sachs Group, Inc.	18,097,232	1.0
44,650		Google, Inc. – Class A	49,762,871	2.7
344,150		Intuit, Inc.	26,750,779	1.5
657,350	@	Juniper Networks, Inc.	16,933,336	0.9
836,980		Maxim Integrated Products	27,720,778	1.5
186,840		McDonald's Corp.	18,315,925	1.0
475,420		McGraw-Hill Cos., Inc.	36,274,546	2.0
86,320	@	Medivation, Inc.	5,556,418	0.3
530,140		Microsoft Corp.	21,730,439	1.2
44,510	@	Sensata Technologies Holdings N.V.	1,897,906	0.1
169,960		St. Jude Medical, Inc.	11,113,684	0.6
351,440	L	Theravance, Inc.	10,873,554	0.6
274,040		Tiffany & Co.	23,608,546	1.3
276,069	@,L	Transocean Ltd.	11,412,692	0.6
197,700		United Parcel Service, Inc. - Class B	19,252,026	1.1
220,350	@	Vertex Pharmaceuticals, Inc.	15,583,152	0.9
489,600		Walt Disney Co.	39,202,272	2.2
337,220		WellPoint, Inc.	33,570,251	1.8
195,170		Zimmer Holdings, Inc.	18,459,179	1.0
			739,512,066	40.7

	Total Common Stock
	(Cost $1,101,789,022)		1,762,283,386	97.0

PREFERRED STOCK: 2.1%
		Germany: 2.0%
389,194		Bayerische Motoren Werke AG	36,772,755	2.0
		India: 0.1%
50,809,899		Zee Entertainment Enterprises Ltd.	604,044	0.1

	Total Preferred Stock
	(Cost $14,551,614)		37,376,799	2.1

RIGHTS: 0.0%
		Spain: 0.0%
1,947,027		Banco Bilbao Vizcaya Argentaria SA	455,997	0.0

	Total Rights
	(Cost $450,633)		455,997	0.0

	Total Long-Term Investments
	(Cost $1,116,791,269)		1,800,116,182	99.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.1%
	Securities Lending Collateralcc(1): 3.3%
7,846,768	Bank of Nova Scotia, Repurchase Agreement dated 03/31/14, 0.07%, due 04/01/14 (Repurchase Amount $7,846,783, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.000%-6.500%, Market Value plus accrued interest $8,003,719, due 01/31/16-11/01/43)	7,846,768	0.4
14,330,182	Citigroup, Inc., Repurchase Agreement dated 03/31/14, 0.09%, due 04/01/14 (Repurchase Amount $14,330,217, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.625%, Market Value plus accrued interest $14,616,786, due 04/03/14-02/15/41)	14,330,182	0.8
14,330,182	Daiwa Capital Markets, Repurchase Agreement dated 03/31/14, 0.12%, due 04/01/14 (Repurchase Amount $14,330,229, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $14,616,786, due 03/27/17-03/01/48)	14,330,182	0.8
9,500,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/14, 0.07%, due 04/01/14 (Repurchase Amount $9,500,018, collateralized by various U.S. Government Securities, 0.750%, Market Value plus accrued interest $9,690,001, due 06/30/17)	9,500,000	0.5

PORTFOLIO OF INVESTMENTS
VY Oppenheimer Global Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1) (continued)
14,330,182	Nomura Securities, Repurchase Agreement dated 03/31/14, 0.10%, due 04/01/14 (Repurchase Amount $14,330,221, collateralized by various U.S. Government Agency Obligations, 0.000%-6.036%, Market Value plus accrued interest $14,616,786, due 04/01/14-05/01/47)	$14,330,182	0.8
		60,337,314	3.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
14,667,527	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $14,667,527)	14,667,527	0.8

	Total Short-Term Investments
	(Cost $75,004,841)	75,004,841	4.1

	Total Investments in Securities (Cost $1,191,796,110)	$1,875,121,023	103.2
	Liabilities in Excess of Other Assets	(58,080,466)	(3.2)
	Net Assets	$1,817,040,557	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2014.
@	Non-income producing security

ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $1,204,692,884.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$714,389,025
Gross Unrealized Depreciation	(43,960,886)

Net Unrealized Appreciation	$670,428,139

Sector Diversification	Percentage of Net Assets
Information Technology	24.2%
Financials	19.3
Consumer Discretionary	16.7
Health Care	14.0
Industrials	11.8
Consumer Staples	6.3
Energy	3.1
Materials	2.2
Telecommunication Services	1.5
Short-Term Investments	4.1
Liabilities in Excess of Other Assets	(3.2)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
VY Oppenheimer Global Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock
Brazil	$50,123,568	$15,488,845	$–	$65,612,413
Canada	7,712,849	–	–	7,712,849
Denmark	–	8,895,672	–	8,895,672
France	–	107,947,697	–	107,947,697
Germany	–	162,981,957	–	162,981,957
India	23,714,196	34,893,873	–	58,608,069
Italy	–	28,666,051	–	28,666,051
Japan	–	163,328,643	–	163,328,643
Mexico	34,245,741	–	–	34,245,741
Netherlands	–	37,664,463	–	37,664,463
Russia	–	14,855,877	–	14,855,877
Spain	–	68,762,439	–	68,762,439
Sweden	–	82,315,329	–	82,315,329
Switzerland	–	100,096,602	–	100,096,602
United Kingdom	5,151,560	75,925,958	–	81,077,518
United States	739,512,066	–	–	739,512,066
Total Common Stock	860,459,980	901,823,406	–	1,762,283,386
Preferred Stock	604,044	36,772,755	–	37,376,799
Rights	455,997	–	–	455,997
Short-Term Investments	14,667,527	60,337,314	–	75,004,841
Total Investments, at fair value	$876,187,548	$998,933,475	$–	$1,875,121,023

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
VY PIMCO Total Return Portfolio	as of March 31, 2014 (Unaudited)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 10.7%
			Basic Materials: 0.5%
	2,667,000	#,L	Braskem Finance Ltd., 7.000%, 05/07/20	$2,907,030	0.3
	2,700,000	#,L	CSN Islands XI Corp., 6.875%, 09/21/19	2,835,000	0.2
	115,000		Rohm & Haas Co., 6.000%, 09/15/17	130,843	0.0
				5,872,873	0.5

			Communications: 0.5%
	2,500,000		BellSouth Corp., 5.200%, 09/15/14	2,553,905	0.2
	300,000		DISH DBS Corp., 6.625%, 10/01/14	308,250	0.0
	400,000		Verizon Communications, Inc., 1.984%, 09/14/18	420,526	0.1
	500,000		Verizon Communications, Inc., 2.500%, 09/15/16	518,092	0.1
	1,400,000		Verizon Communications, Inc., 3.650%, 09/14/18	1,492,282	0.1
				5,293,055	0.5

			Consumer, Cyclical: 0.0%
	85,171		CVS Pass-Through Trust, 6.943%, 01/10/30	100,882	0.0

			Consumer, Non-cyclical: 0.3%
	1,900,000		HCA, Inc., 8.500%, 04/15/19	1,989,182	0.2
	600,000		Reynolds American, Inc., 6.750%, 06/15/17	692,368	0.1
				2,681,550	0.3

			Energy: 0.2%
	1,700,000		Petrobras International Finance Co. - Pifco, 5.375%, 01/27/21	1,727,922	0.2
	200,000		TNK-BP Finance SA, 7.500%, 07/18/16	217,500	0.0
				1,945,422	0.2

			Financial: 9.1%
CAD	1,000,000		American International Group, Inc., 4.900%, 06/02/14	915,310	0.1
	2,800,000		GMAC, Inc., 6.750%, 12/01/14	2,908,500	0.3
	4,000,000		Ally Financial, Inc., 4.625%, 06/26/15	4,151,980	0.4
	2,200,000		Ally Financial, Inc., 8.300%, 02/12/15	2,330,625	0.2
	300,000		Bank of America Corp., 0.566%, 08/15/16	296,548	0.0
	4,900,000		Bank of America Corp., 3.625%, 03/17/16	5,142,491	0.5
	4,400,000		Bank of America Corp., 6.500%, 08/01/16	4,931,366	0.5
	2,900,000		Bank of America NA, 0.706%, 11/14/16	2,906,409	0.3
	1,700,000		Bank of India, 4.750%, 09/30/15	1,768,791	0.2
	600,000	#	Bank of Montreal, 2.850%, 06/09/15	617,885	0.1
	500,000	#	Bank of Nova Scotia, 1.950%, 01/30/17	512,799	0.0
GBP	1,700,000		Barclays Bank PLC, 14.000%, 11/29/49	3,845,923	0.4
	1,200,000	#	BBVA, 6.500%, 03/10/21	1,303,500	0.1
	1,700,000		Bear Stearns Cos., Inc., 6.400%, 10/02/17	1,963,998	0.2
	1,000,000	#	CIT Group, Inc., 4.750%, 02/15/15	1,030,000	0.1
	600,000	#	CIT Group, Inc., 5.250%, 04/01/14	600,081	0.1
	400,000		CitiFinancial, 6.625%, 06/01/15	421,347	0.0
	1,200,000		Citigroup, Inc., 4.587%, 12/15/15	1,273,387	0.1
	7,700,000		Citigroup, Inc., 5.000%, 09/15/14	7,850,135	0.7
	5,000,000		Ford Motor Credit Co. LLC, 3.984%, 06/15/16	5,301,145	0.5
	2,100,000		Ford Motor Credit Co., LLC, 12.000%, 05/15/15	2,358,462	0.2
	4,800,000	#	ICICI Bank Ltd../Dubai, 4.750%, 11/25/16	5,078,880	0.5
	1,800,000		ICICI Bank Ltd., 5.500%, 03/25/15	1,863,544	0.2
	1,000,000		International Lease Finance Corp., 4.875%, 04/01/15	1,040,010	0.1
	1,800,000		International Lease Finance Corp., 5.650%, 06/01/14	1,815,075	0.2
	300,000		International Lease Finance Corp., 5.750%, 05/15/16	323,439	0.0
	345,000	#	International Lease Finance Corp., 6.500%, 09/01/14	353,625	0.0
	700,000	#	International Lease Finance Corp., 6.750%, 09/01/16	782,250	0.1
	700,000		International Lease Finance Corp., 8.625%, 09/15/15	773,500	0.1
	1,300,000		JPMorgan Chase & Co., 3.150%, 07/05/16	1,361,244	0.1
	5,600,000		JPMorgan Chase & Co., 3.450%, 03/01/16	5,867,635	0.5
	900,000		JPMorgan Chase Bank NA, 0.563%, 06/13/16	895,875	0.1
GBP	1,400,000		LBG Capital No.2 PLC, 7.625%, 12/09/19	2,434,065	0.2
GBP	2,600,000		Llyods, 15.000%, 12/21/19	6,319,791	0.6
	3,000,000	#	Macquarie Group Ltd., 7.300%, 08/01/14	3,065,568	0.3

PORTFOLIO OF INVESTMENTS
VY PIMCO Total Return Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Financial: (continued)
	1,800,000		Merrill Lynch & Co., Inc., 6.875%, 04/25/18	$2,125,183	0.2
	500,000	#	National Bank of Canada, 2.200%, 10/19/16	516,027	0.0
	1,400,000	#	Nationwide Building Society, 6.250%, 02/25/20	1,634,709	0.1
	900,000		Principal Life Income Funding Trusts, 5.550%, 04/27/15	948,575	0.1
	600,000	#	Royal Bank of Scotland PLC, 6.990%, 10/29/49	654,000	0.1
GBP	1,600,000		Santander Issuances S.A Unipersonal, 7.300%, 07/27/19	2,741,230	0.2
	900,000		Sberbank of Russia Via SB Capital SA, 5.499%, 07/07/15	936,000	0.1
	1,900,000		SLM Corp., 8.450%, 06/15/18	2,244,375	0.2
	1,000,000		Springleaf Finance Corp., 6.900%, 12/15/17	1,102,500	0.1
	400,000	#	Turkiye Garanti Bankasi AS, 2.737%, 04/20/16	392,000	0.0
				97,699,782	9.1

			Industrial: 0.1%
	1,300,000	#	Asciano Finance Ltd., 5.000%, 04/07/18	1,397,569	0.1

			Utilities: 0.0%
JPY	1,000,000		Tokyo Electric Power Co., Inc., 1.500%, 05/30/14	9,664	0.0
JPY	7,000,000		Tokyo Electric Power Co., Inc., 1.850%, 07/28/14	67,695	0.0
				77,359	0.0

		Total Corporate Bonds/Notes
		(Cost $110,906,172)		115,068,492	10.7

COLLATERALIZED MORTGAGE OBLIGATIONS: 6.0%
	260,134		American Home Mortgage Investment Trust, 2.330%, 02/25/45	262,538	0.0
EUR	1,139,363	#	Arran Residential Mortgages Funding PLC, 1.688%, 05/16/47	1,589,746	0.2
	800,000		Banc of America Commercial Mortgage, Inc., 5.731%, 05/10/45	866,522	0.1
	272,550		Banc of America Funding Corp., 2.623%, 05/25/35	280,975	0.0
	233,509		Banc of America Funding Corp., 2.807%, 01/20/47	182,476	0.0
	180,678		Banc of America Mortgage Securities, Inc., 2.748%, 07/25/33	184,195	0.0
	177,830	#	BCAP, LLC Trust, 5.190%, 03/26/37	167,747	0.0
	1,583,044	#	BCRR Trust, 5.858%, 07/17/40	1,687,413	0.2
	423,993		Bear Stearns Adjustable Rate Mortgage Trust, 2.030%, 11/25/34	407,173	0.1
	643,793		Bear Stearns Adjustable Rate Mortgage Trust, 2.533%, 03/25/35	653,920	0.1
	1,374,538		Bear Stearns Adjustable Rate Mortgage Trust, 2.560%, 03/25/35	1,397,444	0.1
	555,194		Bear Stearns Adjustable Rate Mortgage Trust, 2.834%, 09/25/34	522,998	0.1
	59,435		Bear Stearns Adjustable Rate Mortgage Trust, 5.372%, 02/25/36	56,403	0.0
	475,320		Bear Stearns Alternative-A Trust, 2.601%, 11/25/36	334,571	0.0
	255,763		Bear Stearns Alternative-A Trust, 2.674%, 05/25/35	245,814	0.0
	153,852		Bear Stearns Alternative-A Trust, 2.676%, 09/25/35	136,617	0.0
	97,449		Bear Stearns Commercial Mortgage Securities, 5.331%, 02/11/44	105,860	0.0
	403,140		Bear Stearns Structured Products, Inc., 1.885%, 01/26/36	323,673	0.0
	250,744		Bear Stearns Structured Products, Inc., 2.874%, 12/26/46	185,347	0.0
	2,516,440		Citicorp Mortgage Securities, Inc., 6.000%, 01/25/37	2,584,030	0.3
	323,667		Citigroup Mortgage Loan Trust, Inc., 2.605%, 08/25/35	318,011	0.0
	280,868		Commercial Mortgage Pass-Through Certificates Series 2007-C1, 5.383%, 02/15/40	303,081	0.0
	6,555,388		Countrywide Home Loan Mortgage Pass Through Trust, 0.354%, 04/25/46	5,648,660	0.5

PORTFOLIO OF INVESTMENTS
VY PIMCO Total Return Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	122,541		Countrywide Home Loan Mortgage Pass-through Trust, 0.474%, 03/25/35	$108,934	0.0
	429,634	#	Countrywide Home Loan Mortgage Pass-through Trust, 0.494%, 06/25/35	388,141	0.0
	281,790		Countrywide Home Loan Mortgage Pass-through Trust, 2.498%, 11/25/34	263,771	0.0
	469,864		Countrywide Home Loan Mortgage Pass-through Trust, 2.500%, 02/20/35	456,988	0.1
	4,026,848		Credit Suisse Commercial Mortgage Trust Series 2006-C4, 5.460%, 09/15/39	4,352,728	0.4
	405,524	#	Credit Suisse Mortgage Capital Certificates, 0.325%, 10/15/21	403,922	0.1
	2,385,382	#	Credit Suisse Mortgage Capital Certificates, 0.385%, 10/15/21	2,369,486	0.2
	2,300,000		Credit Suisse Mortgage Capital Certificates, 5.695%, 09/15/40	2,542,249	0.3
	101,903		Downey Savings & Loan Association Mortgage Loan Trust, 2.630%, 07/19/44	103,068	0.0
EUR	34,528		European Loan Conduit, 0.438%, 05/15/19	46,973	0.0
	202,813		First Horizon Mortgage Pass-through Trust, 2.613%, 08/25/35	192,815	0.0
	3,757,292		Granite Master Issuer PLC, 0.337%, 12/20/54	3,724,228	0.4
	165,065		Greenpoint Mortgage Pass-through Certificates, 2.795%, 10/25/33	166,055	0.0
	100,000		Greenwich Capital Commercial Funding Corp., 4.799%, 08/10/42	101,707	0.0
	32,523		GSR Mortgage Loan Trust, 2.451%, 06/25/34	32,686	0.0
	318,609		GSR Mortgage Loan Trust, 2.651%, 09/25/35	322,548	0.0
	684		GSR Mortgage Loan Trust, 6.000%, 03/25/32	713	0.0
	154,297		Harborview Mortgage Loan Trust, 0.376%, 05/19/35	135,204	0.0
	290,634		Harborview Mortgage Loan Trust, 2.733%, 07/19/35	254,028	0.0
	164,751		Indymac Index Mortgage Loan Trust, 2.518%, 12/25/34	154,353	0.0
	800,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.336%, 05/15/47	874,315	0.1
	2,600,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.420%, 01/15/49	2,854,736	0.3
	3,300,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.440%, 06/12/47	3,626,129	0.4
	501,427		JPMorgan Mortgage Trust, 2.663%, 07/25/35	510,912	0.1
	56,893		JPMorgan Mortgage Trust, 3.319%, 02/25/35	58,880	0.0
	5,443,986		LB Commercial Mortgage Trust 2007-C3, 5.823%, 07/15/44	6,000,198	0.6
	207,183		Merrill Lynch Mortgage Investors Trust, 2.193%, 05/25/33	200,868	0.0
	187,278		Merrill Lynch Mortgage Investors, Inc., 0.364%, 02/25/36	171,192	0.0
	300,000		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.485%, 03/12/51	330,728	0.0
	145,450		MLCC Mortgage Investors, Inc., 0.404%, 11/25/35	140,731	0.0
	86,570		MLCC Mortgage Investors, Inc., 1.154%, 10/25/35	82,279	0.0
	6,435,754		MLCC Mortgage Investors, Inc., 2.145%, 11/25/35	6,353,418	0.6
	1,475,329		Provident Funding Mortgage Loan Trust, 2.656%, 10/25/35	1,465,209	0.1
	26,430		Residential Accredit Loans, Inc., 0.554%, 03/25/33	26,168	0.0
	18,741		Residential Asset Securitization Trust, 0.554%, 05/25/33	18,600	0.0
	4,988		Residential Funding Mortgage Securities I, 6.500%, 03/25/32	5,265	0.0
	109,391		Sequoia Mortgage Trust, 0.507%, 07/20/33	109,788	0.0

PORTFOLIO OF INVESTMENTS
VY PIMCO Total Return Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
190,379		Sequoia Mortgage Trust, 2.635%, 04/20/35	$188,910	0.0
158,319		Structured Adjustable Rate Mortgage Loan Trust, 2.508%, 08/25/35	147,668	0.0
366,050		Structured Asset Mortgage Investments, Inc., 0.406%, 07/19/35	364,380	0.0
87,326	#	Structured Asset Securities Corp., 2.646%, 10/28/35	82,348	0.0
1,365,891		Thornburg Mortgage Securities Trust, 5.485%, 10/25/46	1,411,238	0.1
176,672	#	Wachovia Bank Commercial Mortgage Trust, 0.235%, 06/15/20	175,129	0.0
400,000		Wachovia Bank Commercial Mortgage Trust, 5.509%, 04/15/47	435,244	0.1
13,528		Washington Mutual Mortgage Pass-through Certificates, 1.532%, 08/25/42	12,866	0.0
683,749		Washington Mutual Mortgage Pass-through Certificates, 2.284%, 08/25/46	623,764	0.1
103,328		Washington Mutual Mortgage Pass-through Certificates, 0.464%, 01/25/45	100,258	0.0
103,900		Washington Mutual Mortgage Pass-through Certificates, 0.474%, 01/25/45	98,441	0.0
24,443		Washington Mutual Mortgage Pass-through Certificates, 2.018%, 02/27/34	24,289	0.0
635,234		Washington Mutual Mortgage Pass-through Certificates, 2.284%, 07/25/46	599,297	0.1
1,735,768		Washington Mutual Mortgage Pass-through Certificates, 4.686%, 02/25/37	1,620,758	0.2
319,589		Wells Fargo Mortgage-Backed Securities Trust, 2.613%, 12/25/34	327,794	0.0
217,772		Wells Fargo Mortgage-Backed Securities Trust, 2.615%, 01/25/35	219,104	0.0
164,093		Wells Fargo Mortgage-Backed Securities Trust, 2.640%, 10/25/33	167,543	0.0

	Total Collateralized Mortgage Obligations
	(Cost $60,243,839)		63,994,258	6.0

MUNICIPAL BONDS: 3.2%
		California: 1.5%
1,000,000		California Infrastructure & Economic Development Bank, 6.486%, 05/15/49	1,163,430	0.1
1,200,000		California State Public Works Board, 7.804%, 03/01/35	1,521,132	0.2
500,000		California State University, 6.434%, 11/01/30	567,755	0.1
3,500,000		Los Angeles Department of Airports, 6.582%, 05/15/39	4,323,550	0.4
200,000		Los Angeles County Public Works Financing Authority, 7.488%, 08/01/33	249,822	0.0
300,000		Los Angeles County Public Works Financing Authority, 7.618%, 08/01/40	392,361	0.0
6,000,000		Southern California Public Power Authority, 5.943%, 07/01/40	6,821,520	0.6
500,000		State of California, 7.500%, 04/01/34	676,270	0.1
100,000		State of California, 7.700%, 11/01/30	120,071	0.0
200,000		University of California, 6.398%, 05/15/31	238,178	0.0
300,000		University of California, 6.548%, 05/15/48	375,546	0.0
			16,449,635	1.5

		Illinois: 0.1%
700,000		Chicago Transit Authority, 6.899%, 12/01/40	834,484	0.1

		Nebraska: 0.1%
500,000		Public Power Generation Agency, 7.242%, 01/01/41	549,810	0.1

		Nevada: 0.3%
3,300,000		City of North Las Vegas NV, 6.572%, 06/01/40	2,538,426	0.2
600,000		County of Clark NV, 6.820%, 07/01/45	789,138	0.1
			3,327,564	0.3

PORTFOLIO OF INVESTMENTS
VY PIMCO Total Return Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
MUNICIPAL BONDS: (continued)
	New York: 0.6%
2,900,000	New York City Municipal Water Finance Authority, 5.882%, 06/15/44	$3,481,798	0.3
2,900,000	New York City Municipal Water Finance Authority, 6.282%, 06/15/42	3,194,292	0.3
200,000	Tobacco Settlement Financing Corp., 6.250%, 06/01/42	195,524	0.0
		6,871,614	0.6

	Texas: 0.6%
2,200,000	City of San Antonio TX, 5.808%, 02/01/41	2,692,844	0.3
2,900,000	City of San Antonio TX, 6.308%, 02/01/37	3,213,171	0.3
		5,906,015	0.6

	Total Municipal Bonds
	(Cost $29,981,505)	33,939,122	3.2

CERTIFICATES OF DEPOSIT: 0.4%
	Financial: 0.4%
700,000	Credit Suisse/New York NY, 0.465%, 03/17/15	700,029	0.1
3,600,000	Credit Suisse/New York NY, 0.644%, 12/07/15	3,606,350	0.3

	Total Certificates of Deposit
	(Cost $4,300,000)	4,306,379	0.4

ASSET-BACKED SECURITIES: 1.8%
	Home Equity Asset-Backed Securities: 1.0%
10,100,000	Accredited Mortgage Loan Trust 2006-1, 0.434%, 04/25/36	7,238,993	0.7
1,300,000	Home Equity Asset Trust 2005-2, 1.249%, 07/25/35	1,150,652	0.1
313,664	Household Home Equity Loan Trust, 0.447%, 01/20/34	312,084	0.0
2,250,000	Morgan Stanley ABS Capital I, Inc. Trust 2005-HE4, 0.624%, 07/25/35	1,965,400	0.2
		10,667,129	1.0

	Other Asset-Backed Securities: 0.8%
1,495,204	Access Group, Inc., 1.539%, 10/27/25	1,509,922	0.1
1,130,750	Countrywide Asset-Backed Certificates, 0.334%, 08/25/36	1,101,885	0.1
824,290	Countrywide Asset-Backed Certificates, 0.334%, 09/25/36	800,192	0.1
3,174,457	# Hillmark Funding, 0.484%, 05/21/21	3,091,019	0.3
88,258	JPMorgan Mortgage Acquisition Corp., 0.214%, 03/25/47	85,161	0.0
58,753	Long Beach Mortgage Loan Trust, 0.714%, 10/25/34	53,624	0.0
2,410,261	Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust, 0.304%, 01/25/37	2,208,657	0.2
		8,850,460	0.8

	Total Asset-Backed Securities
	(Cost $19,156,559)	19,517,589	1.8

U.S. GOVERNMENT AGENCY OBLIGATIONS: 39.0%
	Federal Home Loan Mortgage Corporation: 11.3%##
116,231	0.305%, due 07/15/19	116,277	0.0
310,285	0.305%, due 08/15/19	310,409	0.0
27,100,000	0.750%, due 01/12/18	26,510,223	2.5
300,000	0.875%, due 03/07/18	294,195	0.0
8,100,000	1.000%, due 03/08/17	8,126,981	0.8
29,600,000	1.000%, due 06/29/17	29,521,146	2.8
15,100,000	1.000%, due 07/28/17	15,047,090	1.4
12,900,000	1.000%, due 09/29/17	12,809,635	1.2
2,100,000	1.250%, due 05/12/17	2,118,220	0.2
9,800,000	1.250%, due 08/01/19	9,442,212	0.9
6,900,000	1.250%, due 10/02/19	6,619,743	0.6
181,625	1.332%, due 10/25/44	183,231	0.0
878,033	1.532%, due 07/25/44	889,249	0.1
233,750	1.875%, due 03/25/24	244,683	0.0
63,643	2.015%, due 09/01/35	66,984	0.0
10,277	2.375%, due 04/01/32	10,890	0.0
4,467	3.500%, due 07/15/32	4,619	0.0
800,000	3.750%, due 03/27/19	873,863	0.1
244,135	4.500%, due 03/01/41	260,636	0.0
600,000	5.500%, due 08/23/17	686,504	0.1
27,561	5.500%, due 03/01/23	30,279	0.0
53,794	5.500%, due 05/01/23	59,133	0.0
803	5.500%, due 08/15/30	860	0.0
365,515	5.500%, due 06/01/36	405,517	0.1
632,284	5.500%, due 12/01/37	698,216	0.1
549,805	5.500%, due 04/01/38	604,560	0.1
136,468	5.500%, due 07/01/38	150,058	0.0
654	6.000%, due 10/01/17	676	0.0
9,044	6.000%, due 02/01/22	10,041	0.0
159,765	6.000%, due 03/01/23	177,191	0.0
20,777	6.000%, due 05/01/37	23,084	0.0
4,940	6.000%, due 06/01/37	5,486	0.0
263,813	6.000%, due 07/01/37	293,322	0.0
252,291	6.000%, due 08/01/37	280,659	0.0
52,305	6.000%, due 08/01/37	58,092	0.0
1,840,286	6.000%, due 09/01/37	2,043,891	0.2
3,804	6.000%, due 10/01/37	4,277	0.0
24,870	6.000%, due 12/01/37	27,622	0.0
350,901	6.000%, due 01/01/38	389,724	0.0
278,969	6.000%, due 02/01/38	309,833	0.0
8,198	6.000%, due 04/01/38	9,105	0.0

PORTFOLIO OF INVESTMENTS
VY PIMCO Total Return Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
39,758		6.000%, due 06/01/38	$44,574	0.0
8,135		6.000%, due 07/01/38	9,034	0.0
143,791		6.000%, due 08/01/38	161,000	0.0
310,186		6.000%, due 11/01/38	345,385	0.0
47,078		6.000%, due 05/01/39	52,322	0.0
542,849		6.000%, due 08/01/39	603,486	0.1
			120,934,217	11.3

		Federal National Mortgage Association: 27.2%##
227,036		0.214%, due 07/25/37	218,300	0.0
64,904		0.274%, due 03/25/34	64,418	0.0
326,575		0.464%, due 04/25/37	326,164	0.0
829,714		0.604%, due 09/25/35	832,046	0.1
15,300,000		0.875%, due 08/28/17	15,169,399	1.4
2,300,000		0.875%, due 12/20/17	2,263,835	0.2
1,700,000		0.875%, due 02/08/18	1,665,913	0.2
300,000		0.875%, due 05/21/18	292,233	0.0
1,600,000		1.125%, due 04/27/17	1,609,342	0.2
4,000,000		1.250%, due 01/30/17	4,047,468	0.4
54,884		1.329%, due 10/01/44	56,057	0.0
80,165		1.329%, due 10/01/44	82,190	0.0
562,351		1.485%, due 02/01/33	590,037	0.1
42,805		1.654%, due 04/25/24	44,433	0.0
3,262		1.750%, due 02/01/20	3,300	0.0
363,924		1.752%, due 09/01/35	386,177	0.1
100,373		2.091%, due 08/01/35	106,402	0.0
177,164		2.300%, due 02/01/35	190,193	0.0
900,000	^	2.310%, due 08/01/22	850,225	0.1
57,269		2.335%, due 04/01/32	57,312	0.0
5,536		2.340%, due 09/01/31	5,902	0.0
524,592		2.485%, due 11/01/34	559,781	0.1
139,905		2.560%, due 09/01/34	148,567	0.0
5,200,000	^	2.790%, due 07/01/22	5,158,927	0.5
22,000,000	W	3.000%, due 12/25/26	22,605,000	2.1
2,727,772		3.010%, due 06/01/22	2,763,869	0.3
3,450,154		3.156%, due 05/01/22	3,553,044	0.3
288,088		3.330%, due 11/01/21	298,519	0.0
43,000,000	W	3.500%, due 12/25/25	45,096,250	4.2
146,395		3.500%, due 11/01/26	153,868	0.0
3,634,591		3.500%, due 12/01/26	3,820,079	0.4
243,961		3.500%, due 01/01/27	256,007	0.0
206,292		3.500%, due 02/01/27	216,816	0.0
75,426		4.000%, due 07/01/18	79,851	0.0
234,321		4.000%, due 08/01/18	248,219	0.0
1,193,581		4.000%, due 09/01/18	1,264,272	0.1
220,553		4.000%, due 08/01/19	233,521	0.0
81,007		4.000%, due 03/01/24	85,822	0.0
86,743		4.000%, due 03/01/24	92,204	0.0
105,850		4.000%, due 04/01/24	112,255	0.0
89,994		4.000%, due 04/01/24	95,328	0.0
88,944		4.000%, due 04/01/24	94,352	0.0
62,203		4.000%, due 04/01/24	65,910	0.0
776,158		4.000%, due 04/01/24	823,560	0.1
92,513		4.000%, due 04/01/24	98,027	0.0
746,000		4.000%, due 05/01/24	791,299	0.1
103,146		4.000%, due 05/01/24	109,437	0.0
779,711		4.000%, due 05/01/24	827,222	0.1
70,499		4.000%, due 05/01/24	74,725	0.0
89,738		4.000%, due 05/01/24	95,184	0.0
123,154		4.000%, due 05/01/24	130,650	0.0
623,265		4.000%, due 05/01/24	661,118	0.1
93,675		4.000%, due 05/01/24	99,371	0.0
709,166		4.000%, due 05/01/24	752,464	0.1
761,588		4.000%, due 06/01/24	808,193	0.1
699,066		4.000%, due 06/01/24	741,458	0.1
76,340		4.000%, due 07/01/24	80,996	0.0
40,706		4.000%, due 08/01/24	43,190	0.0
62,102		4.000%, due 09/01/24	65,884	0.0
265,260		4.000%, due 10/01/24	281,434	0.0
52,193		4.000%, due 01/01/25	55,374	0.0
24,423		4.000%, due 02/01/25	25,915	0.0
35,732		4.000%, due 04/01/25	37,859	0.0
17,454		4.000%, due 05/01/25	18,520	0.0
14,518		4.000%, due 06/01/25	15,404	0.0
87,333		4.000%, due 07/01/25	92,649	0.0
37,867		4.000%, due 10/01/25	40,209	0.0
35,666		4.000%, due 11/01/25	37,802	0.0
598,799		4.000%, due 01/01/26	634,596	0.1
297,265		4.000%, due 01/01/26	315,059	0.0
30,925		4.000%, due 02/01/26	32,773	0.0
14,249		4.000%, due 02/01/26	15,151	0.0
181,355		4.000%, due 03/01/26	192,585	0.0
21,414		4.000%, due 04/01/26	22,740	0.0
30,189		4.000%, due 04/01/26	32,046	0.0
109,432		4.000%, due 04/01/26	116,179	0.0
1,922,170		4.000%, due 04/01/26	2,040,628	0.2
94,073		4.000%, due 05/01/26	99,848	0.0
166,812		4.000%, due 06/01/26	177,169	0.0
58,459		4.000%, due 06/01/26	62,309	0.0
70,318		4.000%, due 06/01/26	74,637	0.0
228,610		4.000%, due 07/01/26	242,572	0.0
81,883		4.000%, due 07/01/26	86,922	0.0
52,209		4.000%, due 10/01/31	55,118	0.0
27,000,000	W	4.000%, due 04/25/39	28,071,563	2.6
43,000		4.385%, due 12/01/36	45,771	0.0
5,801		4.500%, due 12/01/16	6,152	0.0
6,416		4.500%, due 10/01/17	6,806	0.0
7,154		4.500%, due 02/01/18	7,588	0.0
889,815		4.500%, due 02/01/18	944,666	0.1
16,715		4.500%, due 06/01/18	17,710	0.0
38,740		4.500%, due 07/01/18	41,124	0.0
93,283		4.500%, due 10/01/18	99,074	0.0
13,718		4.500%, due 03/01/19	14,539	0.0
38,283		4.500%, due 01/01/20	40,592	0.0
26,244		4.500%, due 03/01/24	27,869	0.0
646,449		4.500%, due 11/01/24	686,653	0.1
17,131		4.500%, due 06/01/25	18,191	0.0
53,737		4.500%, due 07/01/25	57,106	0.0
277,615		4.500%, due 01/01/26	294,881	0.0
151,708		4.500%, due 07/01/26	163,367	0.0
3,212,783		4.500%, due 04/01/29	3,425,196	0.3
3,328,646		4.500%, due 04/01/29	3,567,811	0.3
224,340		4.500%, due 04/01/29	239,184	0.0
28,991		4.500%, due 05/01/29	31,072	0.0
52,709		4.500%, due 06/01/29	56,524	0.0
216,050		4.500%, due 02/01/31	233,659	0.0
217,949		4.500%, due 09/01/33	233,605	0.0
9,040		4.500%, due 10/01/33	9,694	0.0
103,280		4.500%, due 10/01/33	110,708	0.0
15,313		4.500%, due 03/01/35	16,348	0.0
14,000,000	W	4.500%, due 05/15/35	14,888,126	1.4
25,667		4.500%, due 06/01/35	27,404	0.0
12,305		4.500%, due 08/01/35	13,139	0.0
4,000,000	W	4.500%, due 05/01/38	4,250,625	0.4
2,499		4.500%, due 02/01/39	2,669	0.0
1,080,724		4.500%, due 04/01/39	1,159,179	0.1

PORTFOLIO OF INVESTMENTS
VY PIMCO Total Return Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
25,000,000	W	4.500%, due 04/25/39	$26,675,783	2.5
510,848		4.500%, due 05/01/39	546,180	0.1
4,616,576		4.500%, due 05/01/39	4,948,692	0.5
674,376		4.500%, due 05/01/40	720,878	0.1
100,000		4.500%, due 07/01/40	106,953	0.0
120,049		4.500%, due 12/01/40	128,120	0.0
661,323		4.500%, due 03/01/41	709,865	0.1
23,413		4.500%, due 03/01/41	25,036	0.0
547,915		4.500%, due 03/01/41	585,695	0.1
1,635,217		4.500%, due 04/01/41	1,751,206	0.2
17,320		4.500%, due 04/01/41	18,501	0.0
534,263		4.500%, due 06/01/41	571,463	0.1
64,905		4.500%, due 06/01/41	69,351	0.0
13,113		4.500%, due 07/01/41	14,020	0.0
603,875		4.500%, due 07/01/41	645,521	0.1
2,290,551		4.500%, due 10/01/41	2,443,737	0.2
1,077,958		4.500%, due 05/01/42	1,152,268	0.1
32,758		4.500%, due 06/01/42	35,009	0.0
182,394		4.500%, due 08/01/42	195,093	0.0
600,000		5.000%, due 02/13/17	670,133	0.1
1,500,000		5.000%, due 05/11/17	1,682,957	0.2
6,678		5.000%, due 12/01/23	7,272	0.0
299,405		5.000%, due 12/01/33	328,864	0.0
327,619		5.000%, due 03/01/34	359,459	0.0
71,916		5.000%, due 03/01/34	78,886	0.0
1,770		5.000%, due 01/01/35	1,932	0.0
446,031		5.000%, due 03/01/35	487,952	0.1
572,041		5.000%, due 03/01/35	625,571	0.1
4,754		5.000%, due 06/01/35	5,195	0.0
3,161		5.000%, due 06/01/35	3,456	0.0
707,714		5.000%, due 08/01/35	772,306	0.1
28,327		5.000%, due 08/01/35	30,946	0.0
732,022		5.000%, due 08/01/35	798,719	0.1
618,778		5.000%, due 09/01/35	676,268	0.1
465,113		5.000%, due 10/01/35	508,157	0.1
290,450		5.000%, due 10/01/35	317,361	0.0
402,649		5.000%, due 12/01/35	439,935	0.1
22,000,000	W	5.000%, due 04/01/37	23,988,600	2.3
17,623		5.000%, due 08/01/37	19,264	0.0
12,532		5.000%, due 02/01/38	13,699	0.0
703,549		5.000%, due 03/01/38	769,084	0.1
226,387		5.000%, due 04/01/38	248,295	0.0
598,548		5.000%, due 05/01/38	654,258	0.1
1,700,000		5.375%, due 06/12/17	1,926,887	0.2
3,810		5.500%, due 04/01/21	4,145	0.0
31,118		5.500%, due 06/01/22	33,908	0.0
3,075		5.500%, due 11/01/22	3,283	0.0
2,522		5.500%, due 11/01/22	2,693	0.0
60,247		5.500%, due 11/01/22	65,655	0.0
46,781		5.500%, due 05/01/23	49,932	0.0
220,926		5.500%, due 06/01/23	243,618	0.0
126,612		5.500%, due 07/01/23	137,985	0.0
29,902		5.500%, due 07/01/23	31,928	0.0
81,037		5.500%, due 09/01/23	88,314	0.0
116,407		5.500%, due 02/01/24	128,368	0.0
303,343		5.500%, due 07/01/25	334,835	0.0
72,262		5.500%, due 07/01/26	80,224	0.0
28,976		5.500%, due 12/01/27	32,074	0.0
23,397		5.500%, due 04/01/28	25,894	0.0
31,780		5.500%, due 08/01/28	35,254	0.0
40,433		5.500%, due 01/01/29	44,708	0.0
59,923		5.500%, due 09/01/29	66,304	0.0
292,239		5.500%, due 10/01/29	322,906	0.0
218,802		5.500%, due 04/01/33	243,529	0.0
25,050		5.500%, due 11/01/33	27,866	0.0
54,393		5.500%, due 12/01/33	60,534	0.0
239,621		5.500%, due 01/01/34	266,511	0.0
61,440		5.500%, due 06/01/34	68,370	0.0
70,287		5.500%, due 01/01/35	78,292	0.0
43,318		5.500%, due 02/01/35	48,236	0.0
94,531		5.500%, due 06/01/35	104,380	0.0
69,546		5.500%, due 07/01/35	77,267	0.0
68,137		5.500%, due 07/01/35	75,119	0.0
18,787		5.500%, due 10/01/35	20,851	0.0
315,760		5.500%, due 11/01/35	349,918	0.0
88,204		5.500%, due 12/01/35	97,604	0.0
664,023		5.500%, due 12/01/35	736,526	0.1
104,204		5.500%, due 01/01/36	115,384	0.0
326,417		5.500%, due 09/01/36	363,331	0.0
677,849		5.500%, due 12/01/36	750,255	0.1
17,025		5.500%, due 12/01/36	18,798	0.0
822,975		5.500%, due 12/01/36	908,718	0.1
6,832		5.500%, due 12/01/36	7,576	0.0
296,597		5.500%, due 02/01/37	327,648	0.0
1,234,217		5.500%, due 04/01/37	1,362,806	0.1
103,173		5.500%, due 05/01/37	113,922	0.0
12,533		5.500%, due 05/01/37	13,838	0.0
71,729		5.500%, due 08/01/37	79,959	0.0
253,878		5.500%, due 03/01/38	281,602	0.0
473,544		5.500%, due 04/01/38	522,882	0.1
608,455		5.500%, due 05/01/38	671,848	0.1
50,715		5.500%, due 05/01/38	55,999	0.0
2,047,089		5.500%, due 06/01/38	2,260,520	0.2
224,730		5.500%, due 07/01/38	248,144	0.0
122,971		5.500%, due 07/01/38	135,782	0.0
64,001		5.500%, due 08/01/38	71,130	0.0
1,147,797		5.500%, due 11/01/38	1,267,383	0.1
288,098		5.500%, due 01/01/39	318,586	0.0
120,730		5.500%, due 03/01/39	133,995	0.0
2,000,000	W	5.500%, due 04/13/40	2,208,829	0.2
568,555		5.500%, due 09/01/41	627,791	0.1
35,480		6.000%, due 06/01/17	37,127	0.0
12,391		6.000%, due 01/01/18	13,014	0.0
4,916		6.000%, due 12/01/18	5,468	0.0
7,657		6.000%, due 05/01/21	8,517	0.0
73,004		6.000%, due 04/01/22	81,319	0.0
173,767		6.000%, due 06/01/22	193,374	0.0
27,641		6.000%, due 01/01/23	30,776	0.0
1,200		6.000%, due 11/01/32	1,337	0.0
628,669		6.000%, due 06/01/35	705,021	0.1
24,651		6.000%, due 07/01/35	27,634	0.0
29,165		6.000%, due 07/01/35	32,809	0.0
28,357		6.000%, due 10/01/35	31,830	0.0
168,244		6.000%, due 02/01/36	188,512	0.0
8,004		6.000%, due 06/01/36	8,937	0.0
16,381		6.000%, due 07/01/36	18,345	0.0
1,234,759		6.000%, due 08/01/36	1,378,674	0.1
414,375		6.000%, due 09/01/36	462,284	0.1
4,096		6.000%, due 09/01/36	4,562	0.0
203,005		6.000%, due 10/01/36	226,824	0.0
180,547		6.000%, due 11/01/36	202,537	0.0
44,700		6.000%, due 12/01/36	49,803	0.0
3,904		6.000%, due 01/01/37	4,357	0.0
27,222		6.000%, due 02/01/37	30,322	0.0
52,585		6.000%, due 03/01/37	58,685	0.0
88,777		6.000%, due 03/01/37	99,058	0.0

PORTFOLIO OF INVESTMENTS
VY PIMCO Total Return Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
			Federal National Mortgage Association: (continued)
	9,575		6.000%, due 05/01/37	$10,673	0.0
	50,537		6.000%, due 05/01/37	56,292	0.0
	548,347		6.000%, due 05/01/37	613,130	0.1
	4,000,000	W	6.000%, due 05/01/37	4,454,220	0.4
	41,756		6.000%, due 05/01/37	46,510	0.0
	112,338		6.000%, due 08/01/37	125,129	0.0
	20,276		6.000%, due 08/01/37	22,886	0.0
	255,164		6.000%, due 08/01/37	284,301	0.0
	29,553		6.000%, due 09/01/37	32,918	0.0
	8,389		6.000%, due 09/01/37	9,358	0.0
	158,044		6.000%, due 10/01/37	176,039	0.0
	109,415		6.000%, due 10/01/37	121,873	0.0
	6,744		6.000%, due 12/01/37	7,527	0.0
	6,984		6.000%, due 03/01/38	7,788	0.0
	75,637		6.000%, due 06/01/38	84,269	0.0
	212,156		6.000%, due 07/01/38	236,382	0.0
	1,755		6.000%, due 08/01/38	1,955	0.0
	7,156		6.000%, due 08/01/38	7,988	0.0
	1,650		6.000%, due 09/01/38	1,839	0.0
	140,899		6.000%, due 09/01/38	156,699	0.0
	218,566		6.000%, due 10/01/38	243,677	0.0
	74,943		6.000%, due 10/01/38	83,476	0.0
	97,312		6.000%, due 10/01/38	108,513	0.0
	371,342		6.000%, due 10/01/38	413,623	0.1
	333,973		6.000%, due 11/01/38	371,425	0.1
	12,716		6.000%, due 12/01/38	14,164	0.0
	134,175		6.000%, due 10/01/39	149,452	0.0
	8,641		6.000%, due 10/01/39	9,647	0.0
	106,458		6.000%, due 04/01/40	118,594	0.0
	14,619		6.500%, due 03/01/17	15,465	0.0
	6,935		6.500%, due 07/01/29	7,801	0.0
	480,209		6.500%, due 06/17/38	493,387	0.1
				291,681,388	27.2

			Government National Mortgage Association: 0.5%
	15,195		0.555%, due 03/16/32	15,177	0.0
	118,562		5.000%, due 06/15/37	130,258	0.0
	97,281		5.000%, due 03/15/38	106,711	0.0
	166,079		5.000%, due 11/15/38	181,998	0.0
	256,508		5.000%, due 11/15/38	281,091	0.0
	434,368		5.000%, due 12/15/38	475,776	0.1
	122,054		5.000%, due 12/15/38	133,758	0.0
	1,332,483		5.000%, due 12/15/38	1,459,417	0.1
	632,773		5.000%, due 01/15/39	692,846	0.1
	216,243		5.000%, due 01/15/39	236,891	0.0
	689,026		5.000%, due 02/15/39	755,475	0.1
	425,715		5.000%, due 03/15/39	466,533	0.0
	465,147		5.000%, due 04/15/39	508,924	0.1
	338,966		5.000%, due 09/15/39	371,216	0.0
	68,994		5.000%, due 06/15/40	75,836	0.0
	132,748		5.000%, due 09/15/40	145,334	0.0
				6,037,241	0.5

		Total U.S. Government Agency Obligations
		(Cost $418,896,934)		418,652,846	39.0

FOREIGN GOVERNMENT BONDS: 9.5%
	300,000	#	Banco Nacional de Desenvolvimento Economico e Social, 3.375%, 09/26/16	306,375	0.0
	3,300,000	#	Dexia Credit Local, 0.716%, 04/29/14	3,301,136	0.3
	600,000	L	Eksportfinans ASA, 5.500%, 05/25/16	634,500	0.1
	500,000		Eksportfinans ASA, 5.500%, 06/26/17	532,500	0.0
	1,800,000		Export-Import Bank of Korea, 4.125%, 09/09/15	1,887,550	0.2
EUR	1,500,000		Italy Buoni Poliennali Del Tesoro, 2.250%, 05/15/16	2,126,248	0.2
EUR	3,900,000		Italy Buoni Poliennali Del Tesoro, 2.750%, 12/01/15	5,557,045	0.5
EUR	4,000,000		Italy Buoni Poliennali Del Tesoro, 3.000%, 11/01/15	5,708,730	0.5
EUR	3,300,000		Italy Buoni Poliennali Del Tesoro, 3.000%, 06/15/15	4,675,492	0.4
EUR	9,400,000		Italy Buoni Poliennali Del Tesoro, 3.750%, 08/01/15	13,472,845	1.3
EUR	300,000		Italy Buoni Poliennali Del Tesoro, 3.750%, 08/01/16	440,038	0.0
EUR	3,500,000		Italy Buoni Poliennali Del Tesoro, 4.500%, 07/15/15	5,058,357	0.5
EUR	200,000		Italy Buoni Poliennali Del Tesoro, 4.750%, 09/15/16	300,543	0.0
EUR	400,000	Z	Italy Certificati di Credito del Tesoro Zero Coupon, 0.790%, 12/31/15	543,544	0.1
EUR	3,000,000	Z	Italy Certificati di Credito del Tesoro, 0.660%, 06/30/15	4,098,998	0.4
	2,700,000		Korea Development Bank, 4.375%, 08/10/15	2,833,491	0.3
	400,000	#	Korea Housing Finance Corp., 4.125%, 12/15/15	422,832	0.0
	500,000		Majapahit Holding BV, 7.250%, 06/28/17	565,625	0.1
	1,000,000		Province of Ontario Canada, 1.650%, 09/27/19	970,673	0.1
	3,400,000		Province of Ontario Canada, 1.600%, 09/21/16	3,463,794	0.3
	300,000		Province of Ontario Canada, 3.000%, 07/16/18	315,530	0.0
CAD	1,300,000		Province of Ontario Canada, 4.200%, 06/02/20	1,289,710	0.1
	600,000		Province of Ontario Canada, 4.400%, 04/14/20	663,815	0.1

PORTFOLIO OF INVESTMENTS
VY PIMCO Total Return Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
CAD	700,000		Province of Ontario Canada, 4.400%, 06/02/19	$699,918	0.1
CAD	300,000		Province of Ontario Canada, 5.500%, 06/02/18	309,951	0.0
	500,000		Province of Quebec Canada, 3.500%, 07/29/20	526,481	0.0
CAD	1,900,000		Province of Quebec Canada, 4.250%, 12/01/21	1,873,653	0.2
EUR	1,000,000		Spain Government Bond, 3.150%, 01/31/16	1,439,189	0.1
EUR	1,200,000		Spain Government Bond, 3.250%, 04/30/16	1,736,675	0.2
EUR	2,800,000		Spain Government Bond, 3.300%, 07/30/16	4,071,289	0.4
EUR	11,300,000		Spain Government Bond, 3.750%, 10/31/15	16,318,659	1.5
EUR	8,900,000		Spain Government Bond, 4.000%, 07/30/15	12,804,318	1.2
	2,900,000	#	State Bank of India/London, 4.500%, 07/27/15	3,003,985	0.3

		Total Foreign Government Bonds
		(Cost $100,663,392)		101,953,489	9.5

U.S. TREASURY OBLIGATIONS: 37.4%
			Treasury Inflation Indexed Protected Securities: 9.5%
	411,948	S	0.125%, due 04/15/17	423,904	0.0
	5,477,550		0.125%, due 01/15/22	5,370,995	0.5
	5,696,264		0.125%, due 07/15/22	5,583,450	0.5
	2,075,720		0.625%, due 07/15/21	2,139,208	0.2
	11,869,452		1.125%, due 01/15/21	12,608,515	1.2
	2,681,475		1.250%, due 07/15/20	2,892,223	0.3
	669,936		1.750%, due 01/15/28	742,896	0.1
	5,892,750		2.000%, due 01/15/26	6,718,195	0.6
	16,256,445		2.375%, due 01/15/25	19,163,553	1.8
	7,771,531		2.375%, due 01/15/27	9,234,156	0.8
	5,447,500		2.500%, due 01/15/29	6,620,412	0.6
	22,561,500		3.625%, due 04/15/28	30,703,900	2.9
				102,201,407	9.5

			U.S. Treasury Notes: 27.9%
	1,000,000	S	0.250%, due 03/31/15	1,001,172	0.1
	62,100,000		0.625%, due 12/15/16	61,874,391	5.8
	31,500,000		0.625%, due 02/15/17	31,304,353	2.9
	68,900,000		0.750%, due 01/15/17	68,813,875	6.4
	29,500,000		0.750%, due 03/15/17	29,395,128	2.7
	1,800,000		0.750%, due 12/31/17	1,765,476	0.2
	22,700,000		0.750%, due 02/28/18	22,186,594	2.1
	3,100,000		0.875%, due 04/30/17	3,093,825	0.3
	9,400,000		1.000%, due 05/31/18	9,231,458	0.8
	5,100,000		1.250%, due 11/30/18	5,012,744	0.5
	25,900,000	S	1.500%, due 08/31/18	25,858,508	2.4
	17,800,000		1.500%, due 01/31/19	17,650,516	1.6
	6,400,000		1.500%, due 02/28/19	6,338,502	0.6
	16,100,000		1.625%, due 03/31/19	16,023,895	1.5
				299,550,437	27.9

		Total U.S. Treasury Obligations
		(Cost $408,679,944)		401,751,844	37.4

Shares			Value	Percentage of Net Assets
COMMON STOCK: –%
		Consumer Discretionary: –%
60,000	X	General Motors Co.	–	–

		Total Common Stock
		(Cost $0)	–	–

PREFERRED STOCK: 0.4%
		Financials: 0.4%
3,400		Wells Fargo & Co.	3,988,200	0.4

		Total Preferred Stock
		(Cost $2,195,020)	3,988,200	0.4

		Total Long-Term Investments
		(Cost $1,155,023,365)	1,163,172,219	108.4

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.5%
		U.S. Government Agency Obligations: 6.2%
8,500,000	Z	Fannie Mae Discount Notes, 0.040%, 09/24/14	8,498,334	0.8
5,500,000	Z	Federal Home Loan Bank Discount Notes, 0.030%, 07/17/14	5,499,510	0.5
20,100,000	Z	Federal Home Loan Bank Discount Notes, 0.030%, 07/18/14	20,098,191	1.9
5,300,000	Z	Federal Home Loan Bank Discount Notes, 0.030%, 07/30/14	5,299,470	0.5
6,600,000	Z	Federal Home Loan Bank Discount Notes, 0.040%, 08/01/14	6,599,102	0.6
1,300,000	Z	Federal Home Loan Bank Discount Notes, 0.040%, 08/20/14	1,299,796	0.1
8,100,000	Z	Federal Home Loan Bank Discount Notes, 0.040%, 08/06/14	8,098,858	0.8
9,100,000	Z	Federal Home Loan Bank Discount Notes, 0.040%, 08/08/14	9,098,699	0.8

PORTFOLIO OF INVESTMENTS
VY PIMCO Total Return Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		U.S. Government Agency Obligations (continued)
2,300,000	Z	Freddie Mac Discount Notes, 0.050%, 10/29/14	$2,299,326	0.2
			66,791,286	6.2

		U.S. Treasury Bills: 0.1%
56,000	S	United States Treasury Bill, 0.050%, 08/21/14	55,988	0.0
229,000	S	United States Treasury Bill, 0.060%, 04/17/14	228,994	0.1
			284,982	0.1

		Securities Lending Collateralcc(1): 0.2%
1,000,000		Bank of Nova Scotia, Repurchase Agreement dated 03/31/14, 0.07%, due 04/01/14 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.000%-6.500%, Market Value plus accrued interest $1,020,002, due 01/31/16-11/01/43)	1,000,000	0.1
1,000,000		Citigroup, Inc., Repurchase Agreement dated 03/31/14, 0.09%, due 04/01/14 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.625%, Market Value plus accrued interest $1,020,000, due 04/03/14-02/15/41)	1,000,000	0.1
101,127		Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/31/14, 0.05%, due 04/01/14 (Repurchase Amount $101,127, collateralized by various U.S. Government Securities, 0.000%-7.500%, Market Value plus accrued interest $103,150, due 05/08/14-08/15/43)	101,127	0.0
			2,101,127	0.2

	Total Short-Term Investments
	(Cost $69,163,363)		69,177,395	6.5

	Total Investments in Securities (Cost $1,224,186,728)		$1,232,349,614	114.9
	Liabilities in Excess of Other Assets		(159,509,940)	(14.9)
	Net Assets		$1,072,839,674	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
cc	Securities purchased with cash collateral for securities loaned.
W	Settlement is on a when-issued or delayed-delivery basis.
S	All or a portion of this security has been identified by the Portfolio to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
L	Loaned security, a portion or all of the security is on loan at March 31, 2014.
X	Fair value determined by Voya funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

PORTFOLIO OF INVESTMENTS
VY PIMCO Total Return Portfolio	as of March 31, 2014 (Unaudited) (Continued)

CAD	Canadian Dollar
EUR	EU Euro
GBP	British Pound
JPY	Japanese Yen

Cost for federal income tax purposes is $1,224,819,389.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$20,326,001
Gross Unrealized Depreciation	(12,795,776)

Net Unrealized Appreciation	$7,530,225

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$–	$–	$–	$–
Total Common Stock	–	–	–	–
Preferred Stock	3,988,200	–	–	3,988,200
Corporate Bonds/Notes	–	115,068,492	–	115,068,492
Collateralized Mortgage Obligations	–	63,994,258	–	63,994,258
Municipal Bonds	–	33,939,122	–	33,939,122
Short-Term Investments	–	69,177,395	–	69,177,395
U.S. Treasury Obligations	–	401,751,844	–	401,751,844
Asset-Backed Securities	–	19,517,589	–	19,517,589
U.S. Government Agency Obligations	–	418,652,846	–	418,652,846
Certificates of Deposit	–	4,306,379	–	4,306,379
Foreign Government Bonds	–	101,953,489	–	101,953,489
Total Investments, at fair value	$3,988,200	$1,228,361,414	$–	$1,232,349,614
Other Financial Instruments+
Centrally Cleared Swaps	–	4,163,612	–	4,163,612
Forward Foreign Currency Contracts	–	557,095	–	557,095
Futures	158,410	–	–	158,410
OTC Swaps	–	1,248,174	–	1,248,174
Total Assets	$4,146,610	$1,234,330,295	$–	$1,238,476,905
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(1,255,263)	$–	$(1,255,263)
Forward Foreign Currency Contracts	–	(141,031)	–	(141,031)
Futures	(1,710,975)	–	–	(1,710,975)
OTC Swaps	–	(139,866)	–	(139,866)
Written Options	(18,687)	(1,024,395)	–	(1,043,082)
Total Liabilities	$(1,729,662)	$(2,560,555)	$–	$(4,290,217)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2014, the following forward foreign currency contracts were outstanding for the VY PIMCO Total Return Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	British Pound	880,000	Buy	06/12/14	$1,459,656	$1,466,297	$6,641
Barclays Bank PLC	British Pound	1,004,000	Buy	06/12/14	1,663,654	1,672,911	9,257
Deutsche Bank AG	Mexican Peso	18,732,700	Buy	05/14/14	1,400,000	1,430,168	30,168
HSBC	Mexican Peso	29,436,220	Buy	05/14/14	2,200,000	2,247,340	47,340
							$93,406

PORTFOLIO OF INVESTMENTS
VY PIMCO Total Return Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	EU Euro	2,474,000	Sell	04/02/14	$3,394,081	$3,408,324	$(14,243)
Barclays Bank PLC	EU Euro	30,337,000	Sell	04/02/14	41,758,729	41,793,985	(35,256)
BNP Paribas Bank	EU Euro	100,000	Sell	04/01/14	126,339	137,766	(11,427)
BNP Paribas Bank	EU Euro	100,000	Sell	06/02/14	126,453	137,750	(11,297)
BNP Paribas Bank	EU Euro	100,000	Sell	07/01/14	126,500	137,749	(11,249)
BNP Paribas Bank	EU Euro	100,000	Sell	08/01/14	126,560	137,748	(11,188)
Citigroup, Inc.	Japanese Yen	946,200,000	Sell	05/13/14	9,278,654	9,169,316	109,338
Citigroup, Inc.	Canadian Dollar	6,539,000	Sell	06/19/14	5,890,832	5,903,874	(13,042)
Citigroup, Inc.	EU Euro	200,000	Sell	04/01/14	253,470	275,531	(22,061)
Deutsche Bank AG	British Pound	3,657,000	Sell	06/12/14	6,083,836	6,093,463	(9,627)
Goldman Sachs & Co.	EU Euro	24,996,000	Sell	04/02/14	34,711,945	34,435,918	276,027
Goldman Sachs & Co.	British Pound	7,973,000	Sell	06/12/14	13,358,881	13,284,983	73,898
JPMorgan Chase & Co.	EU Euro	57,000	Sell	04/02/14	79,091	78,527	564
Royal Bank of Scotland Group PLC	EU Euro	57,864,000	Sell	05/02/14	79,715,124	79,711,262	3,862
UBS AG	EU Euro	398,000	Sell	05/02/14	546,629	548,270	(1,641)
							$322,658

VY PIMCO Total Return Portfolio Open Futures Contracts on March 31, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
3-Month Euro Euribor	28	03/16/15	$9,612,740	$3,731
3-Month Euro Euribor	28	06/15/15	9,608,883	6,447
3-Month Euro Euribor	28	09/14/15	9,603,579	9,216
3-Month Euro Euribor	28	12/14/15	9,597,311	(353)
90-Day Eurodollar	22	03/16/15	5,475,800	6,288
90-Day Eurodollar	297	06/15/15	73,771,087	(38,500)
90-Day Eurodollar	884	09/14/15	219,044,150	64,668
90-Day Eurodollar	1,381	12/14/15	341,262,362	(684,608)
90-Day Eurodollar	428	03/14/16	105,448,500	(282,979)
90-Day Eurodollar	80	06/13/16	19,649,000	(67,117)
90-Day Eurodollar	125	09/19/16	30,609,375	68,060
U.S. Treasury 10-Year Note	30	06/30/14	3,705,000	(13,159)
U.S. Treasury 5-Year Note	822	06/30/14	97,779,473	(624,259)
			$935,167,260	$(1,552,565)

VY PIMCO Total Return Portfolio Centrally Cleared Credit Default Swaps Outstanding on March 31, 2014

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Unrealized Appreciation/ (Depreciation)
CDX.IG.22 Index	Sell	1.000	06/20/19	USD	7,900,000	$121,091	$4,306
Markit iTraxx Europe Series 21	Sell	1.000	06/20/19	EUR	31,050,000	515,668	105,095
						$636,759	$109,401

VY PIMCO Total Return Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on March 31, 2014:

Credit Default Swaps on Credit Indices - Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	5,000,000	$117,631	$157,788	$(40,157)
Deutsche Bank AG	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	900,000	21,174	27,834	(6,660)
Goldman Sachs & Co.	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	200,000	4,705	5,891	(1,186)
HSBC	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	5,600,000	131,747	164,038	(32,291)
Morgan Stanley	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	3,000,000	70,579	86,147	(15,568)

PORTFOLIO OF INVESTMENTS
VY PIMCO Total Return Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	CDX.NA.IG.9 Index	Sell	0.548	12/20/17	USD	675,149	$10,721	$1	$10,720
Deutsche Bank AG	CMBX.NA.AAA.4	Sell	0.350	02/17/51	USD	2,262,590	(22,909)	(59,778)	36,869
Goldman Sachs & Co.	CMBX.NA.AAA.4	Sell	0.350	02/17/51	USD	2,360,963	(23,905)	(60,931)	37,026
							$309,743	$320,990	$(11,247)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 03/31/14 (%) (4)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Berkshire Hathaway Inc.	Sell	1.000	09/20/16	0.362	USD	400,000	$7,403	$5,096	$2,307
Barclays Bank PLC	Federative Republic of Brazil	Sell	1.000	06/20/15	0.776	USD	500,000	3,800	(1,678)	5,478
Barclays Bank PLC	Federative Republic of Brazil	Sell	1.000	06/20/16	1.166	USD	2,500,000	15,031	(1,567)	16,598
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	06/20/15	0.776	USD	500,000	3,800	(3,354)	7,154
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	09/20/15	0.895	USD	1,000,000	7,199	(4,567)	11,766
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	06/20/16	1.166	USD	4,800,000	28,859	(5,032)	33,891
Deutsche Bank AG	Federative Republic of Brazil	Sell	1.000	06/20/16	1.166	USD	1,100,000	6,614	(1,149)	7,763
Goldman Sachs & Co.	Federative Republic of Brazil	Sell	1.000	06/20/15	0.776	USD	500,000	3,800	(1,567)	5,367
Goldman Sachs & Co.	Federative Republic of Brazil	Sell	1.000	09/20/16	1.259	USD	500,000	1,810	(1,466)	3,276
HSBC	Federative Republic of Brazil	Sell	1.000	06/20/15	0.776	USD	800,000	6,080	(5,190)	11,270
HSBC	Federative Republic of Brazil	Sell	1.000	06/20/15	0.776	USD	1,600,000	12,160	(4,126)	16,286
HSBC	Federative Republic of Brazil	Sell	1.000	09/20/15	0.895	USD	900,000	6,479	(2,624)	9,103
HSBC	Federative Republic of Brazil	Sell	1.000	03/20/16	1.051	USD	500,000	3,205	(693)	3,898
HSBC	Federative Republic of Brazil	Sell	1.000	06/20/16	1.166	USD	3,500,000	21,043	(2,194)	23,237
UBS AG	Federative Republic of Brazil	Sell	1.000	09/20/15	0.895	USD	500,000	3,599	(1,387)	4,986
Barclays Bank PLC	General Electric Capital Corp.	Sell	1.000	09/20/16	0.382	USD	700,000	10,986	6,321	4,665
Morgan Stanley	General Electric Capital Corp.	Sell	1.000	12/20/15	0.300	USD	1,700,000	19,964	(11,380)	31,344
Deutsche Bank AG	JPMorgan Chase & Co.	Sell	1.000	09/20/16	0.395	USD	700,000	11,836	7,358	4,478
Citigroup, Inc.	Metlife Inc.	Sell	1.000	12/20/15	0.294	USD	2,900,000	39,630	(36,139)	75,769
UBS AG	Metlife Inc.	Sell	1.000	12/20/15	0.294	USD	1,600,000	21,865	(29,687)	51,552
Barclays Bank PLC	People's Republic of China	Sell	1.000	12/20/16	0.391	USD	1,200,000	18,569	18,841	(272)
Barclays Bank PLC	People's Republic of China	Sell	1.000	12/20/16	0.391	USD	1,100,000	17,022	20,011	(2,989)
Deutsche Bank AG	People's Republic of China	Sell	1.000	03/20/15	0.168	USD	700,000	5,829	755	5,074
Deutsche Bank AG	People's Republic of China	Sell	1.000	12/20/16	0.391	USD	1,000,000	15,474	17,350	(1,876)
Deutsche Bank AG	People's Republic of China	Sell	1.000	12/20/16	0.391	USD	1,000,000	15,474	17,077	(1,603)
UBS AG	Republic of Indonesia	Sell	1.000	09/20/16	1.331	USD	300,000	1,920	(2,280)	4,200
HSBC	The Export-Import Bank of China	Sell	1.000	06/20/17	0.580	USD	500,000	3,481	(12,270)	15,751
Goldman Sachs & Co.	United Kingdom Gilt	Sell	1.000	06/20/15	0.079	USD	600,000	7,174	1,289	5,885
Citigroup, Inc.	United Mexican States	Sell	1.000	09/20/15	0.318	USD	1,000,000	10,715	(4,420)	15,135
Citigroup, Inc.	United Mexican States	Sell	1.000	03/20/16	0.359	USD	7,700,000	102,087	(17,028)	119,115
Deutsche Bank AG	United Mexican States	Sell	1.000	03/20/15	0.240	USD	200,000	1,530	(867)	2,397

PORTFOLIO OF INVESTMENTS
VY PIMCO Total Return Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 03/31/14 (%) (4)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
HSBC	United Mexican States	Sell	1.000	09/20/16	0.456	USD	100,000	$1,505	$439	$1,066
HSBC	United Mexican States	Sell	1.000	12/20/16	0.492	USD	100,000	1,557	857	700
JPMorgan Chase & Co.	United Mexican States	Sell	1.000	09/20/16	0.456	USD	200,000	3,011	916	2,095
JPMorgan Chase & Co.	United Mexican States	Sell	1.000	12/20/16	0.492	USD	1,100,000	17,124	13,107	4,017
UBS AG	United States Treasury Note	Sell	0.250	09/20/15	0.315	EUR	5,000,000	12,230	(19,252)	31,482
								$469,865	(60,500)	$530,365

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(2)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio's Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

VY PIMCO Total Return Portfolio Centrally Cleared Interest Rate Swap Agreements Outstanding on March 31, 2014:

	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 6-month JPY-LIBOR and pay a fixed rate equal to 1.000%%	09/18/23	JPY	82,000,000	$(16,872)	$3,731
Receive a fixed rate equal to 1.500% and pay a floating rate based on the 3-month USB-LIBOR-BBA	03/18/16	USD	258,000,000	1,818,548	(160,826)
Receive a fixed rate equal to 1.500% and pay a floating rate based on the 3-month USB-LIBOR-BBA	12/16/16	USD	3,700,000	(4,301)	(6,545)
Receive a fixed rate equal to 3.000% and pay a floating rate based on the 3-month USB-LIBOR-BBA	09/21/17	USD	101,600,000	619,766	(40,807)
Receive a fixed rate equal to 1.000% and pay a floating rate based on the 3-month USB-LIBOR-BBA	10/15/17	USD	80,500,000	(1,060,150)	(965,269)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.750%	06/19/43	USD	52,300,000	7,963,452	4,050,481
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.500%	12/18/43	USD	2,800,000	22,974	(81,816)
				$9,343,417	$2,798,949

VY PIMCO Total Return Portfolio Over-the-Counter Interest Rate Swap Agreements Outstanding on March 31, 2014:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 5.600% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Barclays Bank PLC	09/06/16	MXN	111,000,000	$228,587	$25,187	$203,400
Receive a fixed rate equal to 5.000% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Barclays Bank PLC	09/13/17	MXN	600,000	174	(243)	417
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Barclays Bank PLC	09/13/17	MXN	26,000,000	40,432	(11,610)	52,042

PORTFOLIO OF INVESTMENTS
VY PIMCO Total Return Portfolio	as of March 31, 2014 (Unaudited) (Continued)

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 6.000% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Barclays Bank PLC	06/05/23	MXN	100,000	$(295)	$(163)	$(132)
Receive a fixed rate equal to 8.860% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Citigroup, Inc.	09/12/16	MXN	5,700,000	45,810	–	45,810
Receive a fixed rate equal to 5.700% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Deutsche Bank AG	01/18/19	MXN	19,000,000	17,323	(7,655)	24,978
Receive a fixed rate equal to 5.750% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Deutsche Bank AG	06/05/23	MXN	100,000	(440)	(168)	(272)
Receive a fixed rate equal to 5.700% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Goldman Sachs & Co.	01/18/19	MXN	5,000,000	4,559	(1,406)	5,965
Receive a fixed rate equal to 5.750% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Goldman Sachs & Co.	06/05/23	MXN	200,000	(880)	(449)	(431)
Receive a fixed rate equal to 5.600% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	09/06/16	MXN	16,100,000	33,155	3,323	29,832
Receive a fixed rate equal to 5.000% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	09/13/17	MXN	2,000,000	578	(898)	1,476
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	09/13/17	MXN	13,000,000	20,216	(3,231)	23,447
Receive a fixed rate equal to 5.000% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	06/11/18	MXN	32,000,000	(17,776)	(43,238)	25,462
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	09/02/22	MXN	4,300,000	(21,132)	(6,964)	(14,168)
Receive a fixed rate equal to 5.750% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	06/05/23	MXN	100,000	(440)	(123)	(317)
Receive a fixed rate equal to 5.700% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: JPMorgan Chase & Co.	01/18/19	MXN	5,000,000	4,559	(1,649)	6,208
Receive a fixed rate equal to 6.000% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: JPMorgan Chase & Co.	06/05/23	MXN	200,000	(590)	(456)	(134)
Receive a fixed rate equal to 5.600% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	09/06/16	MXN	6,000,000	12,363	1,685	10,678
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	09/13/17	MXN	9,000,000	13,996	(3,593)	17,589
Receive a fixed rate equal to 5.000% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	06/11/18	MXN	21,000,000	(11,689)	(28,816)	17,127
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	09/02/22	MXN	8,100,000	(39,810)	(16,573)	(23,237)
				$328,700	$(97,040)	$425,740

VY PIMCO Total Return Portfolio Written Options Open on March 31, 2014:

Options on Exchange Traded Futures Contracts

Contract Description	Exercise Price		Expiration Date	# of Contracts	Premiums Received	Fair Value
Call on U.S. Treasury 10-Year Note	USD	125.00	05/23/14	26	$19,868	$(8,531)
Put on U.S. Treasury 10-Year Note	USD	122.00	05/23/14	26	23,118	(10,156)
					$42,986	$(18,687)

PORTFOLIO OF INVESTMENTS
VY PIMCO Total Return Portfolio	as of March 31, 2014 (Unaudited) (Continued)

VY PIMCO Total Return Portfolio Written Swaptions Open on March 31, 2014:

Written Swaptions on CDS Indices

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Strike Price	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	Citigroup, Inc.	CDX.NA.IG.21	Pay	0.900%	06/18/14	USD	400,000	$470	$(225)
Put OTC Swaption	JPMorgan Chase & Co.	CDX.NA.IG.21	Pay	0.900%	06/18/14	USD	1,700,000	2,098	(954)
Call OTC Swaption	BNP Paribas Bank	CDX.NA.IG.21	Receive	0.600%	04/16/14	USD	2,100,000	1,050	(1,330)
								$3,618	$(2,509)

VY PIMCO Total Return Portfolio Written Swaptions Open on March 31, 2014:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	3.040%	06/11/14	USD	8,400,000	$54,600	$(54,726)
Put OTC Swaption	Goldman Sachs & Co.	3-month USD-LIBOR-BBA	Pay	1.900%	05/06/14	USD	5,700,000	48,478	(22,965)
Put OTC Swaption	Goldman Sachs & Co.	3-month USD-LIBOR-BBA	Pay	2.000%	03/31/14	USD	17,600,000	19,218	(3,387)
Put OTC Swaption	JPMorgan Chase & Co.	3-month USD-LIBOR-BBA	Pay	1.860%	09/02/14	USD	11,400,000	167,580	(182,574)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	1.800%	05/19/14	USD	6,500,000	41,113	(50,979)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	2.000%	03/31/14	USD	46,800,000	122,850	(9,006)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	2.000%	04/28/14	USD	1,400,000	10,570	(2,391)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	2.400%	07/28/14	USD	9,000,000	56,482	(30,084)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	3.050%	06/16/14	USD	6,500,000	80,925	(44,036)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	3.030%	09/02/14	USD	26,000,000	452,975	(413,321)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	2.640%	06/11/14	USD	8,400,000	29,400	(18,153)
Call OTC Swaption	Goldman Sachs & Co.	3-month USD-LIBOR-BBA	Receive	1.400%	05/06/14	USD	5,700,000	14,677	(125)
Call OTC Swaption	JPMorgan Chase & Co.	3-month USD-LIBOR-BBA	Receive	1.550%	07/28/14	USD	7,900,000	20,343	(7,455)
Call OTC Swaption	JPMorgan Chase & Co.	3-month USD-LIBOR-BBA	Receive	1.560%	09/02/14	USD	11,400,000	20,520	(13,969)
Call OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Receive	1.400%	05/06/14	USD	7,500,000	18,375	(165)
Call OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Receive	1.490%	04/28/14	USD	8,200,000	14,760	(449)
Call OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Receive	1.500%	05/19/14	USD	6,500,000	8,450	(1,304)
Call OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Receive	1.550%	07/28/14	USD	7,700,000	18,480	(7,266)
Call OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Receive	1.600%	04/28/14	USD	1,400,000	2,100	(439)
Call OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Receive	2.750%	06/16/14	USD	6,500,000	39,000	(30,161)
Call OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Receive	1.550%	07/28/14	USD	3,300,000	9,983	(3,114)
Call OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Receive	2.630%	09/02/14	USD	7,000,000	35,000	(28,803)
Call OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Receive	2.680%	09/02/14	USD	19,000,000	108,300	(97,014)
					Total Written Swaptions			$1,394,179	$(1,021,886)

PORTFOLIO OF INVESTMENTS
VY PIMCO Total Return Portfolio	as of March 31, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$557,095
Interest rate contracts	Futures contracts	158,410
Credit contracts	Credit default swaps	826,422
Credit contracts	Credit default swaps*	109,401
Interest rate contracts	Interest rate swaps	421,752
Interest rate contracts	Interest rate swaps*	4,054,212
Total Asset Derivatives		$6,127,292

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$141,031
Interest rate contracts	Futures contracts	1,710,975
Credit contracts	Credit default swaps	46,814
Interest rate contracts	Interest rate swaps	93,052
Interest rate contracts	Interest rate swaps*	1,255,263
Credit contracts	Written options	2,509
Interest rate contracts	Written options	1,040,573
Total Liability Derivatives		$4,290,217

* Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2014:

	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Deutsche Bank AG	Goldman Sachs & Co.	HSBC	JPMorgan Chase & Co.	Morgan Stanley	Royal Bank of Scotland Group PLC	UBS AG	Totals
Assets:
Forward foreign currency contracts	$15,898	$-	$109,338	$30,168	$349,925	$47,340	$564	$-	$3,862	$-	$557,095
Credit default swaps	183,039	-	192,290	85,334	28,210	187,257	20,135	90,543	-	39,614	826,422
Interest rate swaps	269,193	-	63,133	-	4,559	53,949	4,559	26,359	-	-	421,752
Total Assets	$468,130	$-	$364,761	$115,502	$382,694	$288,546	$25,258	$116,902	$3,862	$39,614	$1,805,269

Liabilities:
Forward foreign currency contracts	$49,499	$45,161	$35,103	$9,627	$-	$-	$-	$-	$-	$1,641	$141,031
Credit default swaps	-	-	-	22,909	23,905	-	-	-	-	-	46,814
Interest rate swaps	295	-	-	440	880	39,348	590	51,499	-	-	93,052
Written options	-	1,330	225	72,879	26,477	-	204,952	176,280	542,252	-	1,024,395
Total Liabilities	$49,794	$46,491	$35,328	$105,855	$51,262	$39,348	$205,542	$227,779	$542,252	$1,641	$1,305,292

Net OTC derivative instruments by counterparty, at fair value	$418,336	$(46,491)	$329,433	$9,647	$331,432	$249,198	$(180,284)	$(110,877)	$(538,390)	$37,973	$499,977

Total collateral pledged by the Portfolio/(Received from counterparty)	$(290,000)	$-	$-	$-	$(490,000)	$(260,000)	$-	$(205,000)	$(100,000)	$-	$(1,345,000)

Net Exposure(1)	$128,336	$(46,491)	$329,433	$9,647	$(158,568)	$(10,802)	$(180,284)	$(315,877)	$(638,390)	$37,973	$(845,023)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

PORTFOLIO OF INVESTMENTS
VY Pioneer High Yield Portfolio	as of March 31, 2014 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 84.7%
		Basic Materials: 4.1%
305,000	#	Algoma Acquisition Corp., 9.875%, 06/15/15	$199,775	0.2
155,000		Chemtura Corp., 5.750%, 07/15/21	161,587	0.1
100,000		Clearwater Paper Corp., 4.500%, 02/01/23	96,750	0.1
350,000	#	Eldorado Gold Corp., 6.125%, 12/15/20	351,750	0.3
220,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18	229,900	0.2
219,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 9.000%, 11/15/20	217,905	0.2
60,000		Hexion US Finance Corp., 6.625%, 04/15/20	62,400	0.0
320,000	#	IAMGOLD Corp., 6.750%, 10/01/20	286,400	0.2
200,000	#	INEOS Group Holdings SA, 5.875%, 02/15/19	204,750	0.2
200,000		Kaiser Aluminum Corp., 8.250%, 06/01/20	226,500	0.2
350,000	#,±	Midwest Vanadium Pty Ltd., 11.500%, 02/15/18	196,000	0.1
155,000		Millar Western Forest Products Ltd., 8.500%, 04/01/21	163,912	0.1
225,000		Molycorp, Inc., 10.000%, 06/01/20	223,875	0.2
260,000	#	NOVA Chemicals Corp., 5.250%, 08/01/23	279,175	0.2
80,000	#	Prince Mineral Holding Corp., 11.500%, 12/15/19	90,200	0.1
410,000	#	Resolute Forest Products, Inc., 5.875%, 05/15/23	401,800	0.3
170,000		RPM International, Inc., 2.250%, 12/15/20	197,838	0.1
235,000	#	Sappi Papier Holding GmbH, 8.375%, 06/15/19	262,025	0.2
280,000		Steel Dynamics, Inc., 5.125%, 06/15/14	303,450	0.2
185,000		Steel Dynamics, Inc., 6.375%, 08/15/22	202,113	0.2
410,000		Tronox Finance LLC, 6.375%, 08/15/20	423,325	0.3
120,000	#	Unifrax I LLC / Unifrax Holding Co., 7.500%, 02/15/19	127,800	0.1
125,000		United States Steel Corp., 2.750%, 04/01/19	162,578	0.1
305,000		Xerium Technologies, Inc., 8.875%, 06/15/18	327,113	0.2
			5,398,921	4.1

		Communications: 10.8%
160,443		Aeroflex, Inc., 4.500%, 05/09/18	162,127	0.1
145,000		Cambium Learning Group, Inc., 9.750%, 02/15/17	147,175	0.1
200,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 03/15/21	202,500	0.2
550,000		CCO Holdings LLC / CCO Holdings Capital Corp., 6.500%, 04/30/21	585,062	0.4
241,667	±	Cengage Learning Acquisitions, Inc., 2.700%, 07/03/14	229,382	0.2
580,000		CenturyLink, Inc., 6.450%, 06/15/21	626,400	0.5
250,000		Ciena Corp., 0.875%, 06/15/17	255,469	0.2
288,000		Cincinnati Bell, Inc., 8.375%, 10/15/20	316,800	0.2
330,000		DigitalGlobe, Inc., 5.250%, 02/01/21	327,525	0.2
195,000		Equinix, Inc., 5.375%, 04/01/23	199,875	0.1
195,000	#	Finisar Corp., 0.500%, 12/15/33	224,737	0.2
245,000		Frontier Communications Corp., 8.500%, 04/15/20	286,037	0.2
555,000		Frontier Communications Corp., 8.750%, 04/15/22	636,169	0.5
200,000		Frontier Communications Corp., 9.250%, 07/01/21	238,000	0.2
425,000	#	Gannett Co., Inc., 6.375%, 10/15/23	452,094	0.3
250,000	#	Intelsat Jackson Holdings SA, 6.625%, 12/15/22	261,250	0.2
200,000	#	Intelsat Luxembourg SA, 7.750%, 06/01/21	211,250	0.2
150,000	#	Lamar Media Corp., 5.375%, 01/15/24	154,500	0.1
275,000	#	Liberty Media Corp., 1.375%, 10/15/23	258,672	0.2
473,813		McGraw-Hill School Educcation, 6.250%, 12/17/19	477,721	0.4
270,000	#	MDC Partners, Inc., 6.750%, 04/01/20	285,525	0.2
85,000	#	MPL 2 Acquisition Canco, Inc., 9.875%, 08/15/18	90,525	0.1
350,000		Quebecor Media, Inc., 5.750%, 01/15/23	352,625	0.3
480,000	#	Shutterfly, Inc., 0.250%, 05/15/18	476,100	0.4
225,000		Sinclair Television Group, Inc., 6.375%, 11/01/21	235,125	0.2
170,000	#	Sirius XM Radio, Inc., 4.625%, 05/15/23	160,650	0.1

PORTFOLIO OF INVESTMENTS
VY Pioneer High Yield Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
400,000	#	Sprint Corp., 7.250%, 09/15/21	$437,500	0.3
245,000	#	Taylor Morrison Communities, Inc. / Monarch Communities, Inc., 5.625%, 03/01/24	243,163	0.2
220,000		TIBCO Software, Inc., 2.250%, 05/01/32	221,925	0.2
60,000		T-Mobile USA, Inc., 6.125%, 01/15/22	63,075	0.0
70,000		T-Mobile USA, Inc., 6.500%, 01/15/24	73,500	0.1
450,000		T-Mobile USA, Inc., 6.542%, 04/28/20	486,000	0.4
100,000		T-Mobile USA, Inc., 6.633%, 04/28/21	107,875	0.1
220,000	#	Townsquare Radio LLC / Townsquare Radio, Inc., 9.000%, 04/01/19	243,100	0.2
140,000		TW Telecom Inc., 5.375%, 10/01/22	143,325	0.1
59,361		Univision Communications, Inc., 4.000%, 03/01/20	59,546	0.0
665,000	#	Univision Communications, Inc., 6.875%, 05/15/19	716,538	0.5
315,000		ViaSat, Inc., 6.875%, 06/15/20	339,413	0.3
400,000		Virgin Media Investment Holding, 3.500%, 02/15/20	399,550	0.3
315,000	#	WebMD Health Corp., 1.500%, 12/01/20	320,906	0.2
635,000		WebMD Health Corp., 2.500%, 01/31/18	643,334	0.5
317,863		West Corp., 3.250%, 06/30/18	316,498	0.2
98,257		Wide Open West Finance, LLC, 4.750%, 07/17/18	98,644	0.1
375,000		Windstream Corp., 6.375%, 08/01/23	367,500	0.3
360,000		Windstream Corp., 7.500%, 06/01/22	381,600	0.3
350,000		Windstream Corp., 7.750%, 10/01/21	378,000	0.3
200,000		Windstream Corp., 7.750%, 10/15/20	215,500	0.2
			14,109,787	10.8

		Consumer, Cyclical: 10.5%
200,000	#	Air Canada 2013-1 Class B Pass Through Trust, 5.375%, 11/15/22	203,000	0.2
245,000	#	Allegion US Holding Co., Inc., 5.750%, 10/01/21	259,087	0.2
385,000		Beazer Homes USA, Inc., 9.125%, 06/15/18	408,581	0.3
440,000	#	Brookfield Residential Properties, Inc., 6.500%, 12/15/20	470,800	0.4
200,000		Brown Shoe Co., Inc., 7.125%, 05/15/19	212,500	0.2
315,000	#	Burger King Capital Holdings, LLC, 1.660%, 04/15/19	289,800	0.2
367,688		Camping World, 5.750%, 02/20/20	370,445	0.3
85,000		Continental Airlines, Inc., 4.500%, 01/15/15	202,300	0.2
220,000		Dana Holding Corp., 6.000%, 09/15/23	230,175	0.2
350,000		DR Horton, Inc., 2.000%, 08/01/14	584,063	0.4
285,000		DR Horton, Inc., 5.750%, 08/15/23	302,100	0.2
110,410		Federal Mogul Corp., 2.068%, 12/27/14	110,099	0.1
64,803		Federal Mogul Corp., 2.068%, 12/27/15	64,620	0.1
100,000		Ferrellgas L.P. / Ferrellgas Finance Corp., 6.500%, 05/01/21	105,250	0.1
572,000		Ford Motor Co., 4.250%, 11/15/16	1,038,538	0.8
105,000		Goodyear Tire & Rubber Co., 7.000%, 05/15/22	117,075	0.1
169,433		HHI Holdings, LLC, 5.000%, 10/05/18	170,915	0.1
255,000	#	Jarden Corp., 1.125%, 03/15/34	254,522	0.2
355,000	#	JLL/Delta Dutch Newco BV, 7.500%, 02/01/22	366,981	0.3
650,000		KB Home, 1.375%, 02/01/19	671,125	0.5
400,000		KB Home, 7.000%, 12/15/21	431,500	0.3
245,000		KB Home, 7.500%, 09/15/22	269,500	0.2
127,505		Landry's, Inc., 4.000%, 04/24/18	128,477	0.1
2,600,000	X	Lear Corp. Escrow, 12/01/16	–	–
104,000	#	Lennar Corp., 2.750%, 12/15/20	190,320	0.1
250,000		Lennar Corp., 4.500%, 06/15/19	255,000	0.2
465,000		Lennar Corp., 4.750%, 11/15/22	454,538	0.3
100,000	#	LKQ Corp., 4.750%, 05/15/23	95,000	0.1
457,965	&	Mashantucket Western Pequot Tribe, 2.000%, 07/01/36	73,274	0.1
145,000		Meritage Homes Corp., 7.000%, 04/01/22	160,588	0.1
180,000		Meritor, Inc., 6.750%, 06/15/21	191,250	0.1
150,000		MGM Resorts International, 6.750%, 10/01/20	166,688	0.1
580,000		Navistar International Corp., 8.250%, 11/01/21	593,775	0.5

PORTFOLIO OF INVESTMENTS
VY Pioneer High Yield Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
175,000	#	Neiman Marcus Group LLC/The, 8.000%, 10/15/21	$193,156	0.1
185,000	#,&	PC Nextco Holdings LLC / PC Nextco Finance, Inc., 8.750%, 08/15/19	192,169	0.1
476,962	#,&	Pegasus Solutions, Inc., 13.000%, 04/15/14	466,493	0.4
270,000		Regal Entertainment Group, 5.750%, 02/01/25	265,275	0.2
150,000		Regal Entertainment Group, 5.750%, 03/15/22	154,875	0.1
330,000		Ryland Group, Inc., 0.250%, 06/01/19	312,675	0.2
130,000		Ryland Group, Inc., 5.375%, 10/01/22	129,675	0.1
200,000	#,&	Schaeffler Holding Finance BV, 6.875%, 08/15/18	213,750	0.2
100,000		Scientific Games International, Inc., 6.250%, 09/01/20	105,500	0.1
205,000		Scientific Games International, Inc., 9.250%, 06/15/19	218,325	0.2
145,000	#	Stackpole International Intermediate Co. SA / Stackpole International Powder Meta, 7.750%, 10/15/21	156,056	0.1
235,000		Standard Pacific Corp., 1.250%, 08/01/32	292,575	0.2
117,000		Star Gas Partners L.P., 8.875%, 12/01/17	124,605	0.1
245,000		Tempur Sealy International, Inc., 6.875%, 12/15/20	269,194	0.2
461,518		Tower Automotive Holdings - TL B 1L, 4.000%, 04/17/20	461,518	0.4
245,000	#	Viking Cruises Ltd., 8.500%, 10/15/22	279,300	0.2
50,000	#	WMG Acquisition Corp., 5.625%, 04/15/22	50,875	0.0
325,000	#	WMG Acquisition Corp., 6.750%, 04/15/22	328,656	0.3
			13,656,558	10.5

		Consumer, Non-cyclical: 15.1%
148,125		AdvancePierre Foods - TL L, 5.750%, 07/10/17	148,818	0.1
710,000		Alere, Inc., 3.000%, 05/15/16	784,106	0.6
570,000		Alliance One International, Inc., 9.875%, 07/15/21	585,675	0.4
155,000		Ascent Capital Group, Inc., 4.000%, 07/15/20	155,194	0.1
570,000		Auxilium Pharmaceuticals, Inc., 1.500%, 07/15/18	754,537	0.6
150,000		Aviv Healthcare Properties L.P. / Aviv Healthcare Capital Corp., 7.750%, 02/15/19	162,750	0.1
200,000		B&G Foods, Inc., 4.625%, 06/01/21	198,250	0.2
81,175		BioScrip, Inc. - TL B DD, 6.500%, 07/31/20	81,835	0.1
139,622		BioScrip, Inc. - TL B, 6.500%, 07/31/20	140,756	0.1
115,000		BioMarin Pharmaceutical, Inc., 0.750%, 10/15/18	126,572	0.1
115,000		BioMarin Pharmaceutical, Inc., 1.500%, 10/15/20	128,225	0.1
180,000	#	Cardtronics, Inc., 1.000%, 12/01/20	176,063	0.1
120,000	#	Carriage Services, Inc., 2.750%, 03/15/21	126,301	0.1
139,000		Chiquita Brands International, Inc. / Chiquita Brands LLC, 7.875%, 02/01/21	155,680	0.1
100,000	#	CHS/Community Health Systems, Inc., 6.875%, 02/01/22	105,000	0.1
870,000		CHS/Community Health Systems, Inc., 8.000%, 11/15/19	960,262	0.7
225,000		Constellation Brands, Inc., 3.750%, 05/01/21	220,500	0.2
275,000		Constellation Brands, Inc., 4.250%, 05/01/23	269,500	0.2
350,000		Corsicanto Ltd., 3.500%, 01/15/32	245,656	0.2
370,000	#	Cubist Pharmaceuticals, Inc., 1.125%, 09/01/18	436,600	0.3
365,000	#	Cubist Pharmaceuticals, Inc., 1.875%, 09/01/20	441,194	0.3
430,000		Del Monte Foods Company, 8.250%, 07/26/21	428,925	0.3
90,000	#	Diamond Foods, Inc., 7.000%, 03/15/19	93,375	0.1
200,000	#	Dole Food Co., Inc., 7.250%, 05/01/19	201,250	0.2
77,000		DynCorp International, Inc., 10.375%, 07/01/17	80,850	0.1
200,000	#	Endo Finance Co., 5.750%, 01/15/22	205,500	0.2
180,000		Endologix, Inc., 2.250%, 12/15/18	171,562	0.1
250,000	#	FAGE Dairy Industry SA / FAGE USA Dairy Industry, Inc., 9.875%, 02/01/20	266,875	0.2
350,000		FTI Consulting, Inc., 6.000%, 11/15/22	358,750	0.3

PORTFOLIO OF INVESTMENTS
VY Pioneer High Yield Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
428,925		Gentiva Health Services, Inc. - TL B 1L, 6.500%, 10/18/19	$425,351	0.3
228,000		Gentiva Health Services, Inc., 11.500%, 09/01/18	241,965	0.2
270,000		H&E Equipment Services, Inc., 7.000%, 09/01/22	298,350	0.2
50,000		HDTFS, Inc., 6.250%, 10/15/22	53,750	0.0
450,000		Hologic, Inc., 2.000%, 12/15/37	515,531	0.4
250,000	#,&	Igloo Holdings Corp., 8.250%, 12/15/17	251,719	0.2
265,000		Iron Mountain, Inc., 6.000%, 08/15/23	282,887	0.2
125,000	#	Kindred Healthcare, Inc., 6.375%, 04/15/22	125,937	0.1
400,000		Kindred Healthcare, Inc., 8.250%, 06/01/19	429,750	0.3
332,000		Lantheus Medical Imaging, Inc., 9.750%, 05/15/17	333,660	0.3
300,000	#	Live Nation Entertainment, Inc., 7.000%, 09/01/20	329,625	0.3
59,250		Metaldyne LLC - TL B 1L, 4.250%, 12/18/18	59,509	0.0
225,000		Molina Healthcare, Inc., 1.125%, 01/15/20	253,266	0.2
100,000		Monitronics International, Inc., 9.125%, 04/01/20	107,500	0.1
210,000		NuVasive, Inc., 2.750%, 07/01/17	250,425	0.2
90,000		Pacira Pharmaceuticals, Inc./DE, 3.250%, 02/01/19	256,444	0.2
155,000		Par Pharmaceutical Cos, Inc., 7.375%, 10/15/20	168,562	0.1
300,000		PDL BioPharma, Inc., 4.000%, 02/01/18	317,250	0.2
328,000	#	Physio-Control International, Inc., 9.875%, 01/15/19	369,820	0.3
100,000	#	Post Holdings, Inc., 6.750%, 12/01/21	106,125	0.1
550,000		Post Holdings, Inc., 7.375%, 02/15/22	594,000	0.5
155,000		Rent-A-Center, Inc./TX, 4.750%, 05/01/21	145,313	0.1
250,000		Revlon Consumer Products Corp., 5.750%, 02/15/21	252,500	0.2
100,000		Reynolds Group Issuer, Inc., 5.750%, 10/15/20	105,250	0.1
235,000		Reynolds Group Issuer, Inc., 8.250%, 02/15/21	257,619	0.2
335,000		Reynolds Group Issuer, Inc., 8.500%, 05/15/18	351,750	0.3
265,000		Reynolds Group Issuer, Inc., 9.875%, 08/15/19	297,463	0.2
165,000	#	Safway Group Holding LLC / Safway Finance Corp., 7.000%, 05/15/18	176,550	0.1
305,000		Salix Pharmaceuticals Ltd., 1.500%, 03/15/19	517,166	0.4
465,000	#	Sotheby's, 5.250%, 10/01/22	456,863	0.3
255,000	#	Southern States Cooperative, Inc., 10.000%, 08/15/21	257,231	0.2
127,400		Surgery Center Holdings, Inc. - TL 1L, 6.000%, 04/11/19	128,276	0.1
233,238		Surgical Care Affiliates, Inc. - TL C-DD 1L, 4.000%, 06/29/18	234,258	0.2
480,000		Theravance, Inc., 2.125%, 01/15/23	621,000	0.5
440,000		Truven Health Analytics, Inc., 10.625%, 06/01/20	501,600	0.4
100,000		United Surgical Partners International, Inc., 9.000%, 04/01/20	111,500	0.1
275,000		Universal Hospital Services, Inc., 7.625%, 08/15/20	295,625	0.2
315,000	#	VPI Escrow Corp., 6.375%, 10/15/20	341,775	0.3
350,000		WellCare Health Plans, Inc., 5.750%, 11/15/20	369,250	0.3
300,000	#	WEX, Inc., 4.750%, 02/01/23	283,500	0.2
			19,686,476	15.1

		Diversified: 0.7%
600,000	#	Boart Longyear Management Pty Ltd., 7.000%, 04/01/21	459,000	0.4
160,000	#	Boart Longyear Management Pty Ltd, 10.000%, 10/01/18	168,000	0.1
235,000	#	Nielsen Co. Luxembourg SARL/The, 5.500%, 10/01/21	246,456	0.2
			873,456	0.7

		Energy: 16.5%
175,000		Antero Resources Finance Corp., 6.000%, 12/01/20	187,031	0.1
570,000		Approach Resources, Inc., 7.000%, 06/15/21	589,950	0.5
155,000	#	Aurora USA Oil & Gas, Inc., 7.500%, 04/01/20	171,662	0.1
380,000		Basic Energy Services, Inc., 7.750%, 10/15/22	414,200	0.3
235,000		Berry Petroleum Co., 6.375%, 09/15/22	244,400	0.2
145,000	#	Calfrac Holdings L.P., 7.500%, 12/01/20	152,975	0.1

PORTFOLIO OF INVESTMENTS
VY Pioneer High Yield Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
350,000	#	Calumet Specialty Products Partners L.P./Calumet Finance Corp., 6.500%, 04/15/21	$353,500	0.3
100,000		Carrizo Oil & Gas, Inc., 7.500%, 09/15/20	110,500	0.1
154,000		Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	165,935	0.1
125,000		Chaparral Energy, Inc., 7.625%, 11/15/22	135,937	0.1
170,000		Chaparral Energy, Inc., 8.250%, 09/01/21	187,850	0.1
300,000		Chesapeake Energy Corp., 2.250%, 12/15/38	282,750	0.2
460,000		Chesapeake Energy Corp., 5.375%, 06/15/21	486,450	0.4
120,000		Cimarex Energy Co., 5.875%, 05/01/22	130,800	0.1
760,000		Cobalt International Energy, Inc., 2.625%, 12/01/19	716,775	0.6
175,000		Comstock Resources, Inc., 7.750%, 04/01/19	187,250	0.1
225,000		Concho Resources, Inc./Midland TX, 6.500%, 01/15/22	246,375	0.2
200,000		Concho Resources, Inc., 5.500%, 04/01/23	209,000	0.2
100,000		Continental Resources, Inc./OK, 5.000%, 09/15/22	105,125	0.1
115,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.000%, 12/15/20	121,037	0.1
290,000		Denbury Resources, Inc., 4.625%, 07/15/23	271,150	0.2
245,000	#	Drill Rigs Holdings, Inc., 6.500%, 10/01/17	256,637	0.2
225,000	#	Energy XXI Gulf Coast, Inc., 7.500%, 12/15/21	236,812	0.2
275,000		EP Energy, LLC, 7.750%, 09/01/22	310,062	0.2
500,000		EP Energy, LLC, 9.375%, 05/01/20	580,625	0.4
255,000		EPL Oil & Gas, Inc., 8.250%, 02/15/18	277,312	0.2
194,000		Fieldwood Energy - TL 2L, 8.375%, 09/30/20	202,297	0.2
280,000	#	Forum Energy Technologies, Inc., 6.250%, 10/01/21	298,200	0.2
304,614		Frac Tech International, LLC, 8.500%, 05/06/16	309,943	0.2
100,000		Genesis Energy L.P. / Genesis Energy Finance Corp., 5.750%, 02/15/21	104,000	0.1
2,000	#,±	Green Field Energy Services, Inc., 13.250%, 11/15/16	190	0.0
380,000		Gulfport Energy Corp., 7.750%, 11/01/20	415,150	0.3
320,000		Halcon Resources Corp., 8.875%, 05/15/21	333,600	0.3
185,000	#	Halcon Resources Corp., 9.250%, 02/15/22	193,787	0.2
115,000		Halcon Resources Corp., 9.750%, 07/15/20	124,487	0.1
170,000	#	Hiland Partners L.P. / Hiland Partners Finance Corp., 7.250%, 10/01/20	185,725	0.1
200,000		Holly Energy Partners L.P. / Holly Energy Finance Corp., 6.500%, 03/01/20	213,500	0.2
75,000	#	Jones Energy Holdings LLC / Jones Energy Finance Corp., 6.750%, 04/01/22	76,500	0.1
80,000		Key Energy Services, Inc., 6.750%, 03/01/21	84,500	0.1
100,000		Kodiak Oil & Gas Corp., 5.500%, 01/15/21	103,125	0.1
175,000		Kodiak Oil & Gas Corp., 5.500%, 02/01/22	180,031	0.1
160,000		Kodiak Oil & Gas Corp., 8.125%, 12/01/19	178,200	0.1
200,000		Legacy Reserves L.P. / Legacy Reserves Finance Corp., 6.625%, 12/01/21	200,500	0.2
525,000	#	Linn Energy, LLC/Linn Energy Finance Corp., 7.250%, 11/01/19	549,938	0.4
70,000		Massey Energy Co., 3.250%, 08/01/15	70,131	0.1
200,000	#	Memorial Production Partners L.P. / Memorial Production Finance Corp., 7.625%, 05/01/21	212,000	0.2
250,000		Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC, 9.250%, 06/01/21	262,500	0.2
205,000		Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC, 10.750%, 10/01/20	227,550	0.2
250,000	#	Murphy Oil USA, Inc., 6.000%, 08/15/23	259,375	0.2
150,000	#	Murray Energy Corp., 8.625%, 06/15/21	158,625	0.1
620,000		Northern Oil and Gas, Inc., 8.000%, 06/01/20	661,850	0.5
365,000		Oasis Petroleum, Inc., 6.875%, 01/15/23	397,850	0.3
225,000		Offshore Group Investment Ltd., 7.125%, 04/01/23	230,063	0.2
300,000		Offshore Group Investment Ltd., 7.500%, 11/01/19	321,000	0.2

PORTFOLIO OF INVESTMENTS
VY Pioneer High Yield Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
200,000	#	Pacific Drilling SA, 5.375%, 06/01/20	$199,500	0.2
240,000		PDC Energy, Inc., 7.750%, 10/15/22	264,000	0.2
285,000		Penn Virginia Corp., 8.500%, 05/01/20	318,488	0.2
165,000	#	PetroBakken Energy Ltd., 8.625%, 02/01/20	165,825	0.1
310,000		QR Energy L.P. / QRE Finance Corp., 9.250%, 08/01/20	333,250	0.3
275,000		Range Resources Corp., 5.000%, 03/15/23	279,813	0.2
415,000	#	RKI Exploration & Production LLC / RKI Finance Corp., 8.500%, 08/01/21	450,275	0.3
585,000		Rosetta Resources, Inc., 5.625%, 05/01/21	601,088	0.5
240,000		Rosetta Resources, Inc., 5.875%, 06/01/22	245,700	0.2
325,000		Sabine Pass Liquefaction LLC, 5.625%, 02/01/21	336,781	0.3
270,000	#	Samson Investment Co., 10.750%, 02/15/20	295,650	0.2
560,000	#	Sanchez Energy Corp., 7.750%, 06/15/21	600,600	0.5
175,000		SandRidge Energy, Inc., 7.500%, 03/15/21	187,688	0.1
130,000	#	SEACOR Holdings, Inc., 3.000%, 11/15/28	128,213	0.1
160,000		Seitel, Inc., 9.500%, 04/15/19	166,400	0.1
505,000	#	Shelf Drilling Holdings Ltd., 8.625%, 11/01/18	549,188	0.4
110,000		SM Energy Co., 6.500%, 11/15/21	119,350	0.1
195,000		Stone Energy Corp., 7.500%, 11/15/22	212,063	0.2
250,000		Swift Energy Co., 7.875%, 03/01/22	251,250	0.2
175,000		Swift Energy Co., 8.875%, 01/15/20	184,625	0.1
155,000	#	Talos Production LLC, 9.750%, 02/15/18	163,138	0.1
330,000	#	Targa Resources Partners L.P., 4.250%, 11/15/23	307,725	0.2
190,000		Targa Resources Partners L.P., 6.375%, 08/01/22	202,825	0.2
300,000		Tesoro Corp., 5.375%, 10/01/22	310,125	0.2
165,000	#	Ultra Petroleum Corp., 5.750%, 12/15/18	173,663	0.1
155,000		Unit Corp., 6.625%, 05/15/21	165,075	0.1
210,000		Vanguard Natural Resources, LLC, 7.875%, 04/01/20	227,325	0.2
75,000		Western Refining, Inc., 6.250%, 04/01/21	78,000	0.1
300,000		Whiting Petroleum Corp., 5.750%, 03/15/21	323,250	0.2
			21,527,590	16.5

		Financial: 5.4%
247,500		Alliant Insurance Services, 4.250%, 12/07/19	248,776	0.2
145,000		Atlas Pipeline Partners L.P. / Atlas Pipeline Finance Corp., 4.750%, 11/15/21	138,475	0.1
300,000	#	Ausdrill Finance Pty Ltd., 6.875%, 11/01/19	274,500	0.2
400,000		CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	422,000	0.3
317,572		Confie Seguros Holding II - TL 1L, 5.750%, 11/08/18	317,969	0.2
500,000		DFC Global Corp., 3.250%, 04/15/17	428,750	0.3
400,000		DuPont Fabros Technology L.P., 5.875%, 09/15/21	425,000	0.3
300,000	#	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21	321,000	0.3
280,000	#	Forest City Enterprises, Inc., 3.625%, 08/15/20	288,050	0.2
365,000		Forest City Enterprises, Inc., 4.250%, 08/15/18	409,256	0.3
205,000	#	Howard Hughes Corp./The, 6.875%, 10/01/21	222,425	0.2
220,000	#	Jefferies Finance LLC, 7.375%, 04/01/20	232,100	0.2
305,000		National Money Mart Co., 10.375%, 12/15/16	307,287	0.2
220,000		Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 06/01/22	205,150	0.2
475,000		Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 07/01/21	450,063	0.3
100,000		Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 08/01/18	101,000	0.1
275,000		NorthStar Realty Finance Corp., 3.000%, 09/30/14	274,505	0.2
550,000	#	Onex USI Aquisition Corp., 7.750%, 01/15/21	576,125	0.4
250,000	#	Residential Reinsurance 2012 Ltd. (Cat Bond), 12.775%, 12/06/16	273,588	0.2
250,000	#	Sanders Re Ltd., 4.025%, 05/05/17	253,963	0.2
210,000	#	TMX Finance LLC / TitleMax Finance Corp., 8.500%, 09/15/18	231,000	0.2

PORTFOLIO OF INVESTMENTS
VY Pioneer High Yield Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
195,000		United Rentals North America, Inc., 5.750%, 11/15/24	$196,706	0.2
525,000	#	USB Realty Corp., 1.386%, 12/29/49	488,250	0.4
			7,085,938	5.4

		Industrial: 12.2%
300,000	#	Accudyne Industries Borrower / Accudyne Industries LLC, 7.750%, 12/15/20	324,750	0.2
300,000		AEP Industries, Inc., 8.250%, 04/15/19	319,125	0.2
150,000	#	Aguila 3 SA, 7.875%, 01/31/18	159,469	0.1
245,000	#	Albany Molecular Research, Inc., 2.250%, 11/15/18	332,894	0.3
205,000	#,&	American Energy - Utica LLC, 3.500%, 03/01/21	208,075	0.2
235,000	#	Amsted Industries, Inc., 5.000%, 03/15/22	237,056	0.2
394,744	#,&	ARD Finance SA, 11.125%, 06/01/18	434,712	0.3
35,294	#	Ardagh Packaging Finance PLC, 7.000%, 11/15/20	37,324	0.0
147,000		Atkore International, Inc., 9.875%, 01/01/18	158,084	0.1
250,000	#	Aviation Capital Group Corp., 6.750%, 04/06/21	278,028	0.2
325,000		Ball Corp., 4.000%, 11/15/23	305,500	0.2
350,000	#	BC Mountain LLC / BC Mountain Finance, Inc., 7.000%, 02/01/21	348,250	0.3
195,000	#	Belden, Inc., 5.500%, 09/01/22	198,412	0.2
50,000	#	Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Is, 6.000%, 06/15/17	51,875	0.0
225,000	#	BioScrip, Inc., 8.875%, 02/15/21	234,844	0.2
200,000		Bombardier, Inc., 4.750%, 04/15/19	200,000	0.2
400,000		Bombardier, Inc., 6.000%, 10/15/22	400,000	0.3
165,000	#	Bombardier, Inc., 6.125%, 01/15/23	167,475	0.1
205,000		Bristow Group, Inc., 6.250%, 10/15/22	218,069	0.2
135,000	#	Building Materials Corp. of America, 6.750%, 05/01/21	146,812	0.1
205,000	#	Cleaver-Brooks, Inc., 8.750%, 12/15/19	227,550	0.2
640,000		Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	713,600	0.5
172,463		DAE Aviation Holdings, Inc., 5.000%, 11/02/18	175,337	0.1
78,183		DAE Aviation Holdings, Inc., 5.000%, 07/31/14	79,486	0.1
100,000	#	Darling Escrow Corp., 5.375%, 01/15/22	102,875	0.1
248,000	#	Emergent Biosolutions, Inc., 2.875%, 01/15/21	267,220	0.2
300,000	#	Exopack Holding Corp., 10.000%, 06/01/18	326,250	0.2
125,000		Filtration Group, Inc., 8.250%, 11/22/21	126,094	0.1
175,000		Flextronics International Ltd., 4.625%, 02/15/20	177,406	0.1
290,000		Flextronics International Ltd., 5.000%, 02/15/23	293,625	0.2
225,000	#	Forest Laboratories, Inc., 4.375%, 02/01/19	237,094	0.2
375,000	#	Gardner Denver, Inc., 6.875%, 08/15/21	388,125	0.3
100,000		GCI, Inc., 6.750%, 06/01/21	101,750	0.1
744,000		General Cable Corp., 4.500%, 11/15/29	749,580	0.6
100,000		Golar LNG Ltd., 3.750%, 03/07/17	109,860	0.1
505,000	#	Griffon Corp., 5.250%, 03/01/22	501,212	0.4
180,109		Hunter Defense Technologies, 3.490%, 08/01/14	162,098	0.1
115,000		IAC/InterActiveCorp, 4.875%, 11/30/18	120,606	0.1
370,000		Industrial Packaging, 0.060%, 03/07/15	370,000	0.3
175,000		International Equipment Solution LLC - TL B, 6.750%, 08/16/19	175,984	0.1
175,000	#	Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 6.875%, 02/15/19	181,562	0.1
310,000	#	JB Poindexter & Co., Inc., 9.000%, 04/01/22	333,250	0.3
150,000	#	JMC Steel Group, 8.250%, 03/15/18	153,937	0.1
190,000	#	Liberty Tire Recycling, 11.000%, 10/01/16	186,200	0.1
250,000	#	Mcron Finance Sub, LLC / Mcron Finance Corp., 8.375%, 05/15/19	277,500	0.2
465,000		Mueller Water Products, Inc., 7.375%, 06/01/17	477,788	0.4
575,000	#	NANA Development Corp., 9.500%, 03/15/19	592,250	0.5
275,000	#	North Atlantic Drilling Ltd., 6.250%, 02/01/19	270,188	0.2
325,000	#	Packaging Dynamics Corp., 8.750%, 02/01/16	334,141	0.3
100,000		Park-Ohio Industries, Inc., 8.125%, 04/01/21	112,000	0.1

PORTFOLIO OF INVESTMENTS
VY Pioneer High Yield Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
400,000	#	Rentech Nitrogen Partners L.P. / Rentech Nitrogen Finance Corp., 6.500%, 04/15/21	$394,000	0.3
400,000	#	Rexel SA, 5.250%, 06/15/20	411,000	0.3
205,000		RTI International Metals, Inc., 1.625%, 10/15/19	202,566	0.2
200,000	#	Syncreon Group BV / Syncreon Global Finance US, Inc., 8.625%, 11/01/21	209,500	0.2
480,000		Texas Industries, Inc., 9.250%, 08/15/20	556,800	0.4
375,000	#	Viasystems, Inc., 7.875%, 05/01/19	405,938	0.3
100,000	#	Videotron Ltd., 5.375%, 06/15/24	100,750	0.1
545,000	#	Vishay Intertechnology, Inc., 2.250%, 05/15/41	516,388	0.4
			15,882,264	12.2

		Materials: 0.7%
325,000		Exterran Partners L.P. / EXLP Finance Corp., 6.000%, 10/01/22	319,706	0.2
610,000		Exterran Partners L.P. / EXLP Finance Corp., 6.000%, 04/01/21	610,000	0.5
			929,706	0.7

		Technology: 7.4%
210,000	#	ACI Worldwide, Inc., 6.375%, 08/15/20	221,812	0.2
200,000	#	Activision Blizzard, Inc., 5.625%, 09/15/21	214,500	0.2
125,000	#	Activision Blizzard, Inc., 6.125%, 09/15/23	136,406	0.1
210,000		Advanced Micro Devices, Inc., 7.500%, 08/15/22	208,950	0.2
260,000	#,Z	Akamai Technologies, Inc., 0.170%, 02/15/19	257,889	0.2
100,000	#	Audatex North America, Inc., 6.125%, 11/01/23	106,875	0.1
150,000	#	Audatex North America, Inc., 6.000%, 06/15/21	160,875	0.1
460,000	#	Brocade Communications Systems, Inc., 4.625%, 01/15/23	441,600	0.3
115,000	#	Cepheid, Inc., 1.250%, 02/01/21	124,344	0.1
150,000		Emdeon, Inc., 11.000%, 12/31/19	174,937	0.1
190,000	#	Emulex Corp., 1.750%, 11/15/18	190,950	0.1
190,000		Entegris, Inc., 1.900%, 02/20/15	190,000	0.1
325,000	#	Entegris, Inc., 6.000%, 04/01/22	333,125	0.3
215,451		Expert Global Solutions, Inc., 8.500%, 04/03/18	210,873	0.2
75,000	#	First Data Corp., 7.375%, 06/15/19	80,812	0.1
89,000	#	First Data Corp., 8.250%, 01/15/21	97,010	0.1
89,000		First Data Corp., 12.625%, 01/15/21	106,355	0.1
510,000		j2 Global, Inc., 8.000%, 08/01/20	558,450	0.4
571,000		Lam Research Corp., 1.250%, 05/15/18	711,252	0.5
250,000		MedAssets, Inc., 8.000%, 11/15/18	268,750	0.2
450,000		Mentor Graphics Corp., 4.000%, 04/01/31	561,937	0.4
150,000	#	Micron Technology, Inc., 5.875%, 02/15/22	157,500	0.1
265,000		NCR Corp., 5.000%, 07/15/22	266,656	0.2
160,000	#	NCR Escrow Corp., 6.375%, 12/15/23	170,800	0.1
460,000		Novellus Systems, Inc., 2.625%, 05/15/41	787,463	0.6
750,000		Nuance Communications, Inc., 2.750%, 11/01/31	755,156	0.6
606,000		ON Semiconductor Corp., 2.625%, 12/15/26	742,350	0.6
240,000	#	SanDisk Corp., 0.500%, 10/15/20	265,500	0.2
595,000	#	Seagate HDD Cayman, 4.750%, 06/01/23	590,538	0.5
250,000		Seagate HDD Cayman, 7.000%, 11/01/21	280,938	0.2
255,000	#,Z	ServiceNow, Inc., 0.000%11/01/18	274,444	0.2
48,083		Vertafore, Inc., 4.250%, 07/31/16	48,339	0.0
			9,697,386	7.4

		Telecommunication Services: –%
1,445,000	X	Millicom International Cellular S.A. Escrow, 11/15/26	–	–

		Utilities: 1.3%
265,000	#	Advanced Micro Devices, Inc., 6.750%, 03/01/19	266,656	0.2
505,000		AES Corp., 4.875%, 05/15/23	484,800	0.4
100,000		AES Corp., 5.500%, 03/15/24	99,500	0.1
498		AES Red Oak, LLC, 8.540%, 11/30/19	533	0.0
150,000	#	NRG Energy, Inc., 6.250%, 07/15/22	154,875	0.1
275,000		NRG Energy, Inc., 7.625%, 01/15/18	310,062	0.2
157,000		NRG Energy, Inc., 7.625%, 05/15/19	164,065	0.1

PORTFOLIO OF INVESTMENTS
VY Pioneer High Yield Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
200,000	NRG Energy, Inc., 7.875%, 05/15/21	$221,000	0.2
		1,701,491	1.3

	Total Corporate Bonds/Notes
	(Cost $103,760,077)	110,549,573	84.7

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.8%
33,796	# Extended Stay America Trust, 7.625%, 12/05/19	34,616	0.0
1,000,000	# Timberstar Trust, 7.530%, 10/15/36	1,023,021	0.8

	Total Collateralized Mortgage Obligations
	(Cost $1,043,293)	1,057,637	0.8

Shares			Value	Percentage of Net Assets
COMMON STOCK: 7.3%
		Consumer Discretionary: 0.2%
3,742		Starbucks Corp.	274,588	0.2

		Consumer Staples: 0.2%
2,706		Nu Skin Enterprises, Inc.	224,192	0.2

		Energy: 0.5%
2,133	@	Halcon Resources Corp.	9,236	0.0
7,481		Hercules Offshore, Inc.	34,338	0.0
6,900		Marathon Oil Corp.	245,088	0.2
3,450		Marathon Petroleum Corp.	300,288	0.3
			588,950	0.5

		Financials: 0.5%
36,897	@	Forest City Enterprises, Inc.	704,733	0.5
1,476	#	Perseus Holding Corp.	3,690	0.0
			708,423	0.5

		Health Care: 2.4%
6,438		Aetna, Inc.	482,657	0.4
1,400		Alere, Inc.	48,090	0.0
15,129		BioScrip, Inc.	105,600	0.1
2,875	@	Bio-Rad Laboratories, Inc.	368,345	0.3
5,400		Cigna Corp.	452,142	0.3
6,470		Cubist Pharmaceuticals, Inc.	473,281	0.3
6,148		Thermo Fisher Scientific, Inc.	739,236	0.6
3,368	@	Vertex Pharmaceuticals, Inc.	238,185	0.2
2,379	@	Waters Corp.	257,907	0.2
			3,165,443	2.4

		Industrials: 1.3%
123		Ceva Holdings LLC	154,187	0.1
19,600		Commercial Vehicle Group, Inc.	178,752	0.1
1,749		ESCO Technologies, Inc.	61,547	0.1
15,223		General Cable Corp.	389,861	0.3
11,246	@	Horizon Lines, Inc.	8,322	0.0
5,900		Joy Global, Inc.	342,200	0.3
5,449		Kennametal, Inc.	241,391	0.2
10,861		Orbital Sciences Corp.	303,022	0.2
			1,679,282	1.3

		Information Technology: 0.6%
5,800		EMC Corp.	158,978	0.1
9,479		Itron, Inc.	336,883	0.3
21	X	Magnachip Semiconductors S.A.	–	–
5,289	@	TE Connectivity Ltd.	318,451	0.2
			814,312	0.6

		Materials: 1.4%
10,495		Axiall Corp.	471,436	0.4
16,600		Freeport-McMoRan Copper & Gold, Inc.	548,962	0.4
7,160	@	LyondellBasell Industries NV - Class A	636,810	0.5
91,233		Polymet Mining Corp.	124,989	0.1
			1,782,197	1.4

		Telecommunication Services: 0.2%
28,800		Windstream Holdings, Inc.	237,312	0.2

	Total Common Stock
	(Cost $5,708,948)		9,474,699	7.3

PREFERRED STOCK: 4.4%
		Consumer Discretionary: 0.5%
7,900		Sealy Corp.	626,075	0.5

		Consumer Staples: 0.2%
2,600	#	Post Holdings, Inc.	287,625	0.2

		Energy: 0.8%
285		Halcon Resources Corp.	213,750	0.2
6,800	P	NuStar Logistics L.P.	182,240	0.1
11,500		Petroquest Energy, Inc.	449,995	0.3
1,016		SandRidge Energy, Inc. 7.0% Conv PS	102,553	0.1
1,400		SandRidge Energy, Inc. 8.5% Conv PS	147,262	0.1
			1,095,800	0.8

		Financials: 1.6%
325	#,P	Ally Financial, Inc.	322,623	0.2
3,000		AMG Capital Trust II	192,938	0.2
26,000	P	Citigroup, Inc.	686,400	0.5
9,100	P	Fifth Third Bancorp	241,241	0.2
13,000	P	GMAC Capital Trust I	354,900	0.3
11,000	P	Morgan Stanley	291,830	0.2
775	#	Perseus Holding Corp.	63,550	0.0
			2,153,482	1.6

PORTFOLIO OF INVESTMENTS
VY Pioneer High Yield Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
		Health Care: 0.8%
3,611		Alere, Inc.	$1,041,467	0.8

		Industrials: 0.3%
267		Ceva Holdings Series A-2	333,787	0.3

		Utilities: 0.2%
12,000	P	PPL Capital Funding, Inc.	279,600	0.2

		Total Preferred Stock
		(Cost $5,659,937)	5,817,836	4.4

WARRANTS: 0.1%
		Consumer Discretionary: 0.0%
197		Lear Corp.	16,493	0.0

		Energy: 0.0%
75	#	Green Field Energy Services, Inc.	76	0.0

		Industrials: 0.1%
3,612,760		Horizon Lines, Inc.	106,937	0.1

		Information Technology: –%
840	X	Magnachip Semiconductors S.A.	–	–

		Total Warrants
		(Cost $273,612)	123,506	0.1

		Total Long-Term Investments
		(Cost $116,445,867)	127,023,251	97.3

SHORT-TERM INVESTMENTS: 4.1%
		Mutual Funds: 4.1%
5,348,974		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
		(Cost $5,348,974)	5,348,974	4.1

		Total Short-Term Investments
		(Cost $5,348,974)	5,348,974	4.1

		Total Investments in Securities (Cost $121,794,841)	$132,372,225	101.4
		Liabilities in Excess of Other Assets	(1,878,962)	(1.4)
		Net Assets	$130,493,263	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2014.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security
&	Payment-in-kind
P	Preferred Stock may be called prior to convertible date.
±	Defaulted security
X	Fair value determined by Voya funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

Cost for federal income tax purposes is $122,388,594.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$12,249,649
Gross Unrealized Depreciation	(2,266,018)

Net Unrealized Appreciation	$9,983,631

PORTFOLIO OF INVESTMENTS
VY Pioneer High Yield Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$274,588	$–	$–	$274,588
Consumer Staples	224,192	–	–	224,192
Energy	588,950	–	–	588,950
Financials	704,733	–	3,690	708,423
Health Care	3,165,443	–	–	3,165,443
Industrials	1,525,095	–	154,187	1,679,282
Information Technology	814,312	–	–	814,312
Materials	1,782,197	–	–	1,782,197
Telecommunication Services	237,312	–	–	237,312
Total Common Stock	9,316,822	–	157,877	9,474,699
Preferred Stock	2,540,538	2,879,961	397,337	5,817,836
Warrants	16,569	106,937	–	123,506
Corporate Bonds/Notes	–	110,083,080	466,493	110,549,573
Collateralized Mortgage Obligations	–	1,057,637	–	1,057,637
Short-Term Investments	5,348,974	–	–	5,348,974
Total Investments, at fair value	$17,222,903	$114,127,615	$1,021,707	$132,372,225

VY T. Rowe Price Diversified Mid Cap Growth	PORTFOLIO OF INVESTMENTS
Portfolio	as of March 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.5%
		Consumer Discretionary: 23.3%
13,800	@	Autozone, Inc.	$7,411,980	0.9
174,800		Bloomin' Brands, Inc.	4,212,680	0.5
58,100		Brinker International, Inc.	3,047,345	0.3
164,200	@	Carmax, Inc.	7,684,560	0.9
29,500		Charter Communications, Inc.	3,634,400	0.4
9,800		Chipotle Mexican Grill, Inc.	5,566,890	0.6
64,500		Choice Hotels International, Inc.	2,967,000	0.3
96,700		Coach, Inc.	4,802,122	0.6
10,100		Coupons.com, Inc.	248,965	0.0
84,400	@	Delphi Automotive PLC	5,727,384	0.7
49,100		Dick's Sporting Goods, Inc.	2,681,351	0.3
87,750		Discovery Communications, Inc. - Class C	6,762,015	0.8
88,600		Dollar General Corp.	4,915,528	0.6
108,100	@	Dollar Tree, Inc.	5,640,658	0.7
47,500		DSW, Inc.	1,703,350	0.2
30,800		Extended Stay America, Inc.	701,316	0.1
28,600	@	Fossil Group, Inc.	3,335,046	0.4
52,900		Gentex Corp.	1,667,937	0.2
233,880	L	Groupon, Inc.	1,833,619	0.2
85,500		Hanesbrands, Inc.	6,539,040	0.8
137,100		Interpublic Group of Cos., Inc.	2,349,894	0.3
68,000	@	Kate Spade & Co.	2,522,120	0.3
81,200		L Brands, Inc.	4,609,724	0.5
104,500	@	Liberty Media Corp. - Interactive	3,016,915	0.3
43,100	@,L	Lululemon Athletica, Inc.	2,266,629	0.3
15,300		Lumber Liquidators	1,435,140	0.2
80,412		Marriott International, Inc.	4,504,680	0.5
128,800		Mattel, Inc.	5,166,168	0.6
63,500		McGraw-Hill Cos., Inc.	4,845,050	0.6
168,800	@	MGM Resorts International	4,365,168	0.5
15,092	@	NetFlix, Inc.	5,312,837	0.6
19,900	@	Norwegian Cruise Line Holdings Ltd.	642,173	0.1
34,600		Omnicom Group, Inc.	2,511,960	0.3
40,100	@	O'Reilly Automotive, Inc.	5,950,439	0.7
49,400		Pandora Media, Inc.	1,497,808	0.2
21,900	@	Panera Bread Co.	3,864,693	0.4
63,500		Papa John's International, Inc.	3,308,985	0.4
41,700		Petsmart, Inc.	2,872,713	0.3
40,800		Restoration Hardware Holdings, Inc.	3,002,472	0.3
94,200		Ross Stores, Inc.	6,740,010	0.8
40,300	@	Royal Caribbean Cruises Ltd.	2,198,768	0.3
36,500		Sotheby's	1,589,575	0.2
64,400		Starwood Hotels & Resorts Worldwide, Inc.	5,126,240	0.6
67,600		Taylor Morrison Home Corp.	1,588,600	0.2
48,400		Tiffany & Co.	4,169,660	0.5
77,150	L	Tim Hortons, Inc.	4,267,167	0.5
69,600	@	Toll Brothers, Inc.	2,498,640	0.3
64,000		Tractor Supply Co.	4,520,320	0.5
31,400		TripAdvisor, Inc.	2,844,526	0.3
57,200		TRW Automotive Holdings Corp.	4,668,664	0.5
13,400	@	Ulta Salon Cosmetics & Fragrance, Inc.	1,306,232	0.1
39,300	@	Urban Outfitters, Inc.	1,433,271	0.2
39,800		Williams-Sonoma, Inc.	2,652,272	0.3
62,200		Wolverine World Wide, Inc.	1,775,810	0.2
31,500		Wynn Resorts Ltd.	6,997,725	0.8
12,400	L	zulily, Inc.	622,356	0.1
			200,128,590	23.3

		Consumer Staples: 5.6%
44,750		Brown-Forman Corp.	4,013,627	0.5
70,400		Church & Dwight Co., Inc.	4,862,528	0.6
21,000		Clorox Co.	1,848,210	0.2
40,400		Dr Pepper Snapple Group, Inc.	2,200,184	0.3
131,100		Flowers Foods, Inc.	2,812,095	0.3
41,000		Fresh Market, Inc.	1,377,600	0.2
36,900		Hershey Co.	3,852,360	0.4
21,100		JM Smucker Co.	2,051,764	0.2
16,500		Keurig Green Mountain, Inc.	1,742,235	0.2
89,700		Lorillard, Inc.	4,850,976	0.6
59,700		McCormick & Co., Inc.	4,282,878	0.5
29,800		Mead Johnson Nutrition Co.	2,477,572	0.3
610,000	@	Rite Aid Corp.	3,824,700	0.4
78,400		Sprouts Farmers Market, Inc.	2,824,752	0.3
99,000		Whole Foods Market, Inc.	5,020,290	0.6
			48,041,771	5.6

		Energy: 5.7%
24,990		Antero Resources Corp.	1,564,374	0.2
120,500		Cabot Oil & Gas Corp.	4,082,540	0.5
30,300	@	Cameron International Corp.	1,871,631	0.2
19,500		Cimarex Energy Co.	2,322,645	0.3
28,600		Concho Resources, Inc.	3,503,500	0.4
14,500		Continental Resources, Inc.	1,801,915	0.2
13,900	@	Core Laboratories NV	2,758,316	0.3
42,700		Diamondback Energy, Inc.	2,874,137	0.3
40,800		Energy XXI Bermuda Ltd.	961,656	0.1
38,700		EQT Corp.	3,752,739	0.4
28,800	@	FMC Technologies, Inc.	1,505,952	0.2
72,200		Frank's International N.V.	1,789,116	0.2
40,900		Oceaneering International, Inc.	2,939,074	0.4
37,000		Pioneer Natural Resources Co.	6,924,180	0.8

PORTFOLIO OF INVESTMENTS
VY T. Rowe Price Diversified Mid Cap Growth Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
67,400		Range Resources Corp.	$5,592,178	0.7
27,300		SM Energy Co.	1,946,217	0.2
56,400		Tesoro Corp.	2,853,276	0.3
			49,043,446	5.7

		Financials: 6.9%
41,800		Artisan Partners Asset Management, Inc.	2,685,650	0.3
59,900		BankUnited, Inc.	2,082,723	0.2
98,300		Brown & Brown, Inc.	3,023,708	0.4
81,733		CBOE Holdings, Inc.	4,626,088	0.5
186,700	@	E*Trade Financial Corp.	4,297,834	0.5
17,400		Federal Realty Investment Trust	1,996,128	0.2
79,400		Fidelity National Financial, Inc.	2,496,336	0.3
86,800	@	Forest City Enterprises, Inc.	1,657,880	0.2
43,600		HCC Insurance Holdings, Inc.	1,983,364	0.2
20,000		IntercontinentalExchange Group, Inc.	3,956,600	0.5
51,600		Invesco Ltd.	1,909,200	0.2
25,500		Jones Lang LaSalle, Inc.	3,021,750	0.4
88,300	@	Lazard Ltd.	4,158,047	0.5
40,400		LPL Financial Holdings, Inc.	2,122,616	0.3
59,100		Moody's Corp.	4,687,812	0.6
45,900		MSCI, Inc. - Class A	1,974,618	0.2
30,200		Northern Trust Corp.	1,979,912	0.2
110,800		Progressive Corp.	2,683,576	0.3
15,800	@	SVB Financial Group	2,034,724	0.2
119,400		TD Ameritrade Holding Corp.	4,053,630	0.5
45,100	@	Willis Group Holdings PLC	1,990,263	0.2
			59,422,459	6.9

		Health Care: 15.5%
63,800		Acadia Pharmaceuticals, Inc.	1,552,254	0.2
29,300	@	Actavis PLC	6,031,405	0.7
25,900		Aegerion Pharmaceuticals, Inc.	1,194,508	0.1
69,900		Agilent Technologies, Inc.	3,908,808	0.5
39,500	@	Alexion Pharmaceuticals, Inc.	6,009,135	0.7
63,900	@	Alkermes PLC	2,817,351	0.3
36,800		Alnylam Pharmaceuticals, Inc.	2,470,752	0.3
93,000		AmerisourceBergen Corp.	6,099,870	0.7
9,800		Athenahealth, Inc.	1,570,352	0.2
51,500		BioMarin Pharmaceuticals, Inc.	3,512,815	0.4
91,800		Bruker BioSciences Corp.	2,092,122	0.2
56,650	@	Catamaran Corp.	2,535,654	0.3
62,800		Cerner Corp.	3,532,500	0.4
26,600		Cigna Corp.	2,227,218	0.3
18,500		Covance, Inc.	1,922,150	0.2
58,700		DaVita, Inc.	4,041,495	0.5
49,200		Densply International, Inc.	2,265,168	0.3
64,600		Envision Healthcare Holdings, Inc.	2,185,418	0.3
32,100	@	Henry Schein, Inc.	3,831,777	0.4
44,400	@	HMS Holdings Corp.	845,820	0.1
44,000		Hospira, Inc.	1,903,000	0.2
35,300		Humana, Inc.	3,979,016	0.5
30,600	@	Idexx Laboratories, Inc.	3,714,840	0.4
102,300	@	Incyte Corp., Ltd.	5,475,096	0.6
6,500		Intercept Pharmaceuticals, Inc.	2,143,635	0.2
53,100		InterMune, Inc.	1,777,257	0.2
5,500	@	Intuitive Surgical, Inc.	2,408,945	0.3
15,100		Jazz Pharmaceuticals PLC	2,094,068	0.2
31,700		Medidata Solutions, Inc.	1,722,578	0.2
55,200		Mednax, Inc.	3,421,296	0.4
16,700		Mettler Toledo International, Inc.	3,935,856	0.5
51,000	@,L	Myriad Genetics, Inc.	1,743,690	0.2
55,900		NPS Pharmaceuticals, Inc.	1,673,087	0.2
32,800	@	Pharmacyclics, Inc.	3,287,216	0.4
14,500		Puma Biotechnology, Inc.	1,510,030	0.2
23,300	L	Questcor Pharmaceuticals, Inc.	1,512,869	0.2
38,000		Quintiles Transnational Holdings, Inc.	1,929,260	0.2
6,000		Regeneron Pharmaceuticals, Inc.	1,801,680	0.2
42,100		Seattle Genetics, Inc.	1,918,076	0.2
30,900	@	Sirona Dental Systems, Inc.	2,307,303	0.3
39,800		Team Health Holdings, Inc.	1,781,050	0.2
18,100		Teleflex, Inc.	1,941,044	0.2
37,200	@	Thoratec Corp.	1,332,132	0.2
16,000	@	United Therapeutics Corp.	1,504,480	0.2
33,900		Universal Health Services, Inc.	2,782,173	0.3
81,000	L	Veeva Systems, Inc.	2,162,700	0.2
58,700	@	Vertex Pharmaceuticals, Inc.	4,151,264	0.5
12,700	@	Waters Corp.	1,376,807	0.2
21,600		WellCare Health Plans, Inc.	1,372,032	0.2
113,750		Zoetis, Inc.	3,291,925	0.4
			132,600,977	15.5

		Industrials: 18.3%
40,700		Alaska Air Group, Inc.	3,797,717	0.4
61,362		Ametek, Inc.	3,159,529	0.4
80,950		Babcock & Wilcox Co.	2,687,540	0.3
26,900		CH Robinson Worldwide, Inc.	1,409,291	0.2
29,500		Clarcor, Inc.	1,691,825	0.2
36,200	@	Copa Holdings S.A.	5,255,878	0.6
53,400	@	Copart, Inc.	1,943,226	0.2

PORTFOLIO OF INVESTMENTS
VY T. Rowe Price Diversified Mid Cap Growth Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
23,600		Corporate Executive Board Co.	$1,751,828	0.2
20,700		CoStar Group, Inc.	3,865,518	0.5
44,100	@	DigitalGlobe, Inc.	1,279,341	0.1
73,500		Donaldson Co., Inc.	3,116,400	0.4
78,900		Expeditors International Washington, Inc.	3,126,807	0.4
62,900		Fastenal Co.	3,102,228	0.4
56,900		Flowserve Corp.	4,457,546	0.5
78,700		Fortune Brands Home & Security, Inc.	3,311,696	0.4
17,800	@	Genesee & Wyoming, Inc.	1,732,296	0.2
44,000		Graco, Inc.	3,288,560	0.4
64,500		Hertz Global Holdings, Inc.	1,718,280	0.2
34,600		Hubbell, Inc.	4,147,502	0.5
24,600		IDEX Corp.	1,793,094	0.2
39,400		IHS, Inc.	4,787,100	0.6
30,700	@	Jacobs Engineering Group, Inc.	1,949,450	0.2
44,300		JB Hunt Transport Services, Inc.	3,186,056	0.4
58,200		Kansas City Southern	5,939,892	0.7
31,300		Landstar System, Inc.	1,853,586	0.2
42,400		Manpower, Inc.	3,342,392	0.4
57,800		Nielsen Holdings NV	2,579,614	0.3
28,200		Nordson Corp.	1,987,818	0.2
25,100		Paccar, Inc.	1,692,744	0.2
47,000		Pall Corp.	4,205,090	0.5
62,800	@	Quanta Services, Inc.	2,317,320	0.3
104,100		Rexnord Corp.	3,016,818	0.4
40,600		Ritchie Brothers Auctioneers, Inc.	979,678	0.1
72,800		Robert Half International, Inc.	3,053,960	0.4
45,300		Roper Industries, Inc.	6,048,003	0.7
150,000	@	Sensata Technologies Holdings N.V.	6,396,000	0.7
18,700		Snap-On, Inc.	2,122,076	0.2
241,200		Southwest Airlines Co.	5,694,732	0.7
46,900		Spirit Airlines, Inc.	2,785,860	0.3
16,500	@	Stericycle, Inc.	1,874,730	0.2
45,000	L	Terex Corp.	1,993,500	0.2
59,000		Textron, Inc.	2,318,110	0.3
21,000		TransDigm Group, Inc.	3,889,200	0.5
46,400	@	United Continental Holdings, Inc.	2,070,832	0.2
23,700		Valmont Industries, Inc.	3,527,508	0.4
72,600		Verisk Analytics, Inc.	4,353,096	0.5
28,300	@	WABCO Holdings, Inc.	2,987,348	0.3
55,200		Wabtec Corp.	4,278,000	0.5
40,000		Waste Connections, Inc.	1,754,400	0.2
18,100		WW Grainger, Inc.	4,573,146	0.5
72,900		Xylem, Inc.	2,655,018	0.3
			156,849,179	18.3

		Information Technology: 16.2%
25,200	@,L	3D Systems Corp.	1,490,580	0.2
69,800		Akamai Technologies, Inc.	4,063,058	0.5
18,500		Alliance Data Systems Corp.	5,040,325	0.6
160,100		Altera Corp.	5,802,024	0.7
55,600		Amphenol Corp.	5,095,740	0.6
38,700		Analog Devices, Inc.	2,056,518	0.2
35,800	@	Ansys, Inc.	2,757,316	0.3
79,000	@	ARM Holdings PLC ADR	4,026,630	0.5
37,500	@	Autodesk, Inc.	1,844,250	0.2
28,300	@	Check Point Software Technologies	1,913,929	0.2
51,600	@	Citrix Systems, Inc.	2,963,388	0.3
25,400		Commvault Systems, Inc.	1,649,730	0.2
44,300		Concur Technologies, Inc.	4,388,801	0.5
87,400	@	CoreLogic, Inc.	2,625,496	0.3
36,600		Cornerstone OnDemand, Inc.	1,752,042	0.2
127,729	X	Coupons.com	2,928,120	0.3
19,495	X	Dropbox, Inc.	372,378	0.1
15,200	@	Equinix, Inc.	2,809,568	0.3
26,000	@	F5 Networks, Inc.	2,772,380	0.3
14,000		Factset Research Systems, Inc.	1,509,340	0.2
18,800		FEI Co.	1,936,776	0.2
80,000	@	Gartner, Inc.	5,555,200	0.6
88,600	@	Genpact Ltd.	1,543,412	0.2
42,700		Guidewire Software, Inc.	2,094,435	0.2
42,900	@	Informatica Corp.	1,620,762	0.2
61,100		Intuit, Inc.	4,749,303	0.6
31,300	@,L	IPG Photonics Corp.	2,224,804	0.3
121,100	@	JDS Uniphase Corp.	1,695,400	0.2
30,400		KLA-Tencor Corp.	2,101,856	0.2
79,900		Linear Technology Corp.	3,890,331	0.5
30,800		LinkedIn Corp.	5,696,152	0.7
54,900		Microchip Technology, Inc.	2,622,024	0.3
35,800		Motorola Solutions, Inc.	2,301,582	0.3
55,500		National Instruments Corp.	1,592,295	0.2
20,600		NetSuite, Inc.	1,953,498	0.2
41,000		Paychex, Inc.	1,746,600	0.2
54,800		Rackspace Hosting, Inc.	1,798,536	0.2
90,800	@	Red Hat, Inc.	4,810,584	0.6
30,600		Sandisk Corp.	2,484,414	0.3
80,400		ServiceNow, Inc.	4,817,568	0.6
28,600	@	Sina Corp.	1,727,726	0.2
72,900	@	Skyworks Solutions, Inc.	2,735,208	0.3
26,600		Solera Holdings, Inc.	1,684,844	0.2
8,200		Tableau Software, Inc.	623,856	0.1
116,300	@	Trimble Navigation Ltd.	4,520,581	0.5
141,900		Vantiv, Inc.	4,288,218	0.5
37,647		Workday, Inc.	3,442,065	0.4
81,900		Xilinx, Inc.	4,444,713	0.5
			138,564,356	16.2

		Materials: 5.6%
15,400		Air Products & Chemicals, Inc.	1,833,216	0.2
24,300		Airgas, Inc.	2,588,193	0.3
111,500		Ball Corp.	6,111,315	0.7

PORTFOLIO OF INVESTMENTS
VY T. Rowe Price Diversified Mid Cap Growth Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
27,100		Carpenter Technology Corp.	$1,789,684	0.2
68,900		Celanese Corp.	3,824,639	0.4
8,600		CF Industries Holdings, Inc.	2,241,504	0.3
22,800		Compass Minerals International, Inc.	1,881,456	0.2
166,700		Eldorado Gold Corp.	930,186	0.1
39,882		FMC Corp.	3,053,366	0.4
67,700		Rockwood Holdings, Inc.	5,036,880	0.6
54,900		RPM International, Inc.	2,297,016	0.3
33,700		Sherwin-Williams Co.	6,643,281	0.8
21,200		Sigma-Aldrich Corp.	1,979,656	0.2
53,000		Sociedad Quimica y Minera de Chile SA ADR	1,682,220	0.2
78,700	@	Stillwater Mining Co	1,165,547	0.1
24,600		Valspar Corp.	1,774,152	0.2
51,600		Vulcan Materials Co.	3,428,820	0.4
			48,261,131	5.6

		Telecommunication Services: 2.0%
118,800		Crown Castle International Corp.	8,765,064	1.0
94,150		SBA Communications Corp.	8,563,884	1.0
			17,328,948	2.0

		Utilities: 0.4%
87,700		Calpine Corp.	1,833,807	0.2
49,200		NiSource, Inc.	1,748,076	0.2
			3,581,883	0.4

	Total Common Stock
	(Cost $548,912,447)		853,822,740	99.5

PREFERRED STOCK: 0.4%
		Information Technology: 0.4%
24,209	X	Dropbox, Inc. - Series A	462,421	0.1
118,921	X	Dropbox, Inc. - Series A-1	2,271,533	0.3

	Total Preferred Stock
	(Cost $1,295,197)		2,733,954	0.4

	Total Long-Term Investments
	(Cost $550,207,644)		856,556,694	99.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.0%
	Securities Lending Collateralcc(1): 1.5%
3,149,435	Bank of Nova Scotia, Repurchase Agreement dated 03/31/14, 0.07%, due 04/01/14 (Repurchase Amount $3,149,441, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.000%-6.500%, Market Value plus accrued interest $3,212,430, due 01/31/16-11/01/43)	3,149,435	0.4
3,149,435	Citigroup, Inc., Repurchase Agreement dated 03/31/14, 0.09%, due 04/01/14 (Repurchase Amount $3,149,443, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.625%, Market Value plus accrued interest $3,212,424, due 04/03/14-02/15/41)	3,149,435	0.4
662,952	Credit Suisse Securities, Repurchase Agreement dated 03/31/14, 0.05%, due 04/01/14 (Repurchase Amount $662,953, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $676,212, due 08/15/23-05/15/43)	662,952	0.1
3,149,435	Daiwa Capital Markets, Repurchase Agreement dated 03/31/14, 0.12%, due 04/01/14 (Repurchase Amount $3,149,445, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $3,212,424, due 03/27/17-03/01/48)	3,149,435	0.3

PORTFOLIO OF INVESTMENTS
VY T. Rowe Price Diversified Mid Cap Growth Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1) (continued)
3,149,435	Nomura Securities, Repurchase Agreement dated 03/31/14, 0.10%, due 04/01/14 (Repurchase Amount $3,149,444, collateralized by various U.S. Government Agency Obligations, 0.000%-6.036%, Market Value plus accrued interest $3,212,424, due 04/01/14-05/01/47)	$3,149,435	0.3
		13,260,692	1.5

Shares		Value	Percentage of Net Assets
	Affiliated Investment Companies: 0.5%
4,277,399	T. Rowe Price Reserve Investment Fund, 0.060%††
	(Cost $4,277,399)	4,277,399	0.5

	Total Short-Term Investments
	(Cost $17,538,091)	17,538,091	2.0

	Total Investments in Securities (Cost $567,745,735)	$874,094,785	101.9
	Liabilities in Excess of Other Assets	(15,881,822)	(1.9)
	Net Assets	$858,212,963	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2014.
@	Non-income producing security

ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2014.
X	Fair value determined by Voya funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $567,936,256.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$315,715,026
Gross Unrealized Depreciation	(9,556,497)

Net Unrealized Appreciation	$306,158,529

PORTFOLIO OF INVESTMENTS
VY T. Rowe Price Diversified Mid Cap Growth Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$200,128,590	$–	$–	$200,128,590
Consumer Staples	48,041,771	–	–	48,041,771
Energy	49,043,446	–	–	49,043,446
Financials	59,422,459	–	–	59,422,459
Health Care	132,600,977	–	–	132,600,977
Industrials	156,849,179	–	–	156,849,179
Information Technology	135,263,858	2,928,120	372,378	138,564,356
Materials	46,578,911	1,682,220	–	48,261,131
Telecommunication Services	17,328,948	–	–	17,328,948
Utilities	3,581,883	–	–	3,581,883
Total Common Stock	848,840,022	4,610,340	372,378	853,822,740
Preferred Stock	–	–	2,733,954	2,733,954
Short-Term Investments	4,277,399	13,260,692	–	17,538,091
Total Investments, at fair value	$853,117,421	$17,871,032	$3,106,332	$874,094,785

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 3/31/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
T. Rowe Price Reserve Investment Fund	$1,155,642	$22,503,929	$(19,382,172)	$-	$4,277,399	$207	$-	$-
	$1,155,642	$22,503,929	$(19,382,172)	$-	$4,277,399	$207	$-	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

VY T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Consumer Discretionary: 27.7%
217,900	@	Amazon.com, Inc.	$73,327,708	4.6
32,500	@	Autozone, Inc.	17,455,750	1.1
267,800	@	Carmax, Inc.	12,533,040	0.8
147,499		Carnival PLC	5,635,118	0.4
34,400		Charter Communications, Inc.	4,238,080	0.3
27,500		Chipotle Mexican Grill, Inc.	15,621,375	1.0
198,300	@	Ctrip.com International Ltd. ADR	9,998,286	0.6
177,500	@	Delphi Automotive PLC	12,045,150	0.8
78,000		Discovery Communications, Inc. - Class C	6,010,680	0.4
71,900	@	Dollar Tree, Inc.	3,751,742	0.2
261,800		D.R. Horton, Inc.	5,667,970	0.4
28,500		Hanesbrands, Inc.	2,179,680	0.1
94,500		Harley-Davidson, Inc.	6,294,645	0.4
221,500		Home Depot, Inc.	17,527,295	1.1
248,900		Las Vegas Sands Corp.	20,106,142	1.3
149,200		Lennar Corp.	5,911,304	0.4
416,000		Lowe's Cos., Inc.	20,342,400	1.3
89,111		Marriott International, Inc.	4,991,998	0.3
528,400	@	MGM Resorts International	13,664,424	0.9
37,800	@	NetFlix, Inc.	13,306,734	0.8
112,900		Nike, Inc.	8,338,794	0.5
273,600		Prada SpA	2,142,425	0.1
41,859	@	Priceline.com, Inc.	49,891,324	3.1
110,800		Ross Stores, Inc.	7,927,740	0.5
310,200		Starbucks Corp.	22,762,476	1.4
119,400		Starwood Hotels & Resorts Worldwide, Inc.	9,504,240	0.6
41,900		Tesla Motors, Inc.	8,734,055	0.5
186,000		Tractor Supply Co.	13,137,180	0.8
301,700		Twenty-First Century Fox, Inc. Class A	9,645,349	0.6
97,000	@	Under Armour, Inc.	11,120,080	0.7
133,400		Walt Disney Co.	10,681,338	0.7
1,721,200		Wynn Macau Ltd.	7,163,952	0.5
33,800		Wynn Resorts Ltd.	7,508,670	0.5
			439,167,144	27.7

		Consumer Staples: 4.0%
83,800		Costco Wholesale Corp.	9,358,784	0.6
234,600		CVS Caremark Corp.	17,562,156	1.1
64,342		Nestle S.A.	4,843,000	0.3
199,500		PepsiCo, Inc.	16,658,250	1.0
72,200		Procter & Gamble Co.	5,819,320	0.4
186,800		Whole Foods Market, Inc.	9,472,628	0.6
			63,714,138	4.0

		Energy: 2.9%
64,200		Concho Resources, Inc.	7,864,500	0.5
79,100		EQT Corp.	7,670,327	0.5
95,200		Pioneer Natural Resources Co.	17,815,728	1.1
151,800		Range Resources Corp.	12,594,846	0.8
			45,945,401	2.9

		Financials: 5.3%
171,700		American Express Co.	15,458,151	1.0
370,900		American Tower Corp.	30,365,583	1.9
27,100		Blackrock, Inc.	8,522,408	0.5
26,800		IntercontinentalExchange Group, Inc.	5,301,844	0.3
194,700		Invesco Ltd.	7,203,900	0.5
111,400		State Street Corp.	7,747,870	0.5
256,300		TD Ameritrade Holding Corp.	8,701,385	0.6
			83,301,141	5.3

		Health Care: 12.6%
91,500	@	Alexion Pharmaceuticals, Inc.	13,919,895	0.9
107,400	@	Biogen Idec, Inc.	32,850,438	2.1
92,958	@	Celgene Corp.	12,976,937	0.8
603,700	@	Gilead Sciences, Inc.	42,778,182	2.7
16,900		Humana, Inc.	1,904,968	0.1
65,500	@	Idexx Laboratories, Inc.	7,951,700	0.5
101,000	@	Incyte Corp., Ltd.	5,405,520	0.3
169,600		McKesson Corp.	29,946,272	1.9
49,200	@	Pharmacyclics, Inc.	4,930,824	0.3
24,600		Regeneron Pharmaceuticals, Inc.	7,386,888	0.5
55,700		Stryker Corp.	4,537,879	0.3
139,400		UnitedHealth Group, Inc.	11,429,406	0.7
124,400	@	Valeant Pharmaceuticals International	16,399,652	1.0
105,700	@	Vertex Pharmaceuticals, Inc.	7,475,104	0.5
			199,893,665	12.6

		Industrials: 13.9%
344,900		American Airlines Group, Inc.	12,623,340	0.8
185,200		Boeing Co.	23,240,748	1.5
459,600		Danaher Corp.	34,470,000	2.2
172,600		Delta Airlines, Inc.	5,980,590	0.4
153,000		Fastenal Co.	7,545,960	0.5
82,900		FedEx Corp.	10,989,224	0.7
47,700		Flowserve Corp.	3,736,818	0.2
50,300		JB Hunt Transport Services, Inc.	3,617,576	0.2
158,200		Kansas City Southern	16,145,892	1.0
135,800		Precision Castparts Corp.	34,324,808	2.2
114,100		Roper Industries, Inc.	15,233,491	0.9
218,100	@	Tyco International Ltd.	9,247,440	0.6
46,000		Union Pacific Corp.	8,632,360	0.5
180,940	@	United Continental Holdings, Inc.	8,075,352	0.5
134,900		United Technologies Corp.	15,761,716	1.0
100,600		Wabtec Corp.	7,796,500	0.5
14,900		WW Grainger, Inc.	3,764,634	0.2
			221,186,449	13.9

		Information Technology: 25.4%
98,000		Akamai Technologies, Inc.	5,704,580	0.4
22,400		Alliance Data Systems Corp.	6,102,880	0.4

VY T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
52,600		Apple, Inc.	$28,232,524	1.8
130,400		ASML Holding NV-NY REG	12,174,144	0.8
98,200	@	Baidu.com ADR	14,963,716	0.9
261,000		Cognizant Technology Solutions Corp.	13,209,210	0.8
44,200		Concur Technologies, Inc.	4,378,894	0.3
182,400	@	eBay, Inc.	10,075,776	0.6
304,400		Facebook, Inc.	18,337,056	1.1
106,400		Fiserv, Inc.	6,031,816	0.4
87,750		Google, Inc. – Class A	97,798,252	6.1
282,500	@	Juniper Networks, Inc.	7,277,200	0.5
61,300		LinkedIn Corp.	11,336,822	0.7
84,501	X	LivingSocial.com	53,236	0.0
519,500		Mastercard, Inc.	38,806,650	2.4
47,300		NetSuite, Inc.	4,485,459	0.3
11,778		NAVER Corp.	8,605,841	0.5
102,100		Qualcomm, Inc.	8,051,606	0.5
138,200	@	Red Hat, Inc.	7,321,836	0.5
357,064		Salesforce.com, Inc.	20,384,784	1.3
125,100		ServiceNow, Inc.	7,495,992	0.5
15,900	@	Stratasys Ltd.	1,686,831	0.1
82,000		Tencent Holdings Ltd.	5,723,616	0.4
182,663	X	Twitter, Inc.	8,354,385	0.5
203,000		Visa, Inc.	43,819,580	2.8
74,700		VMware, Inc.	8,069,094	0.5
61,900		Workday, Inc.	5,659,517	0.3
			404,141,297	25.4

		Materials: 3.7%
167,700		Ecolab, Inc.	18,109,923	1.2
63,800		FMC Corp.	4,884,528	0.3
41,200		Martin Marietta Materials, Inc.	5,288,020	0.3
94,100		Praxair, Inc.	12,324,277	0.8
91,100		Sherwin-Williams Co.	17,958,543	1.1
			58,565,291	3.7

		Telecommunication Services: 3.5%
473,412		Crown Castle International Corp.	34,928,337	2.2
70,900		SBA Communications Corp.	6,449,064	0.4
193,700		Softbank Corp.	14,637,572	0.9
			56,014,973	3.5

	Total Common Stock
	(Cost $1,042,146,900)		1,571,929,499	99.0

SHORT-TERM INVESTMENTS: 1.1%
		Affiliated Investment Companies: 1.1%
18,129,568		T. Rowe Price Reserve Investment Fund, 0.060%††
		(Cost $18,129,568)	18,129,568	1.1

	Total Short-Term Investments
	(Cost $18,129,568)		18,129,568	1.1

	Total Investments in Securities (Cost $1,060,276,468)		$1,590,059,067	100.1
	Liabilities in Excess of Other Assets		(1,016,201)	(0.1)
	Net Assets		$1,589,042,866	100.0

††	Rate shown is the 7-day yield as of March 31, 2014.
@	Non-income producing security

ADR	American Depositary Receipt
X	Fair value determined by Voya funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.

Cost for federal income tax purposes is $1,063,066,542.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$532,346,004
Gross Unrealized Depreciation	(5,353,479)

Net Unrealized Appreciation	$526,992,525

VY T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$424,225,649	$14,941,495	$–	$439,167,144
Consumer Staples	58,871,138	4,843,000	–	63,714,138
Energy	45,945,401	–	–	45,945,401
Financials	83,301,141	–	–	83,301,141
Health Care	199,893,665	–	–	199,893,665
Industrials	221,186,449	–	–	221,186,449
Information Technology	381,404,219	22,683,842	53,236	404,141,297
Materials	58,565,291	–	–	58,565,291
Telecommunication Services	41,377,401	14,637,572	–	56,014,973
Total Common Stock	1,514,770,354	57,105,909	53,236	1,571,929,499
Short-Term Investments	18,129,568	–	–	18,129,568
Total Investments, at fair value	$1,532,899,922	$57,105,909	$53,236	$1,590,059,067

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 3/31/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
T. Rowe Price Reserve Investment Fund	$19,072,868	$67,332,430	$(68,275,730)	$-	$18,129,568	$2,378	$-	$-
	$19,072,868	$67,332,430	$(68,275,730)	$-	$18,129,568	$2,378	$-	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

VY Templeton Foreign Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Australia: 0.4%
3,872,800	@	Qantas Airways Ltd.	$3,978,757	0.4

		Brazil: 0.7%
345,617		Petroleo Brasileiro SA ADR	4,544,864	0.4
228,340		Vale SA ADR	2,842,833	0.3
			7,387,697	0.7

		Canada: 1.1%
1,054,600		Talisman Energy, Inc. - TSX	10,512,611	1.1

		China: 3.7%
3,073,000		China Life Insurance Co., Ltd. (HKD)	8,689,319	0.9
1,044,500		China Mobile Ltd.	9,590,006	1.0
1,559,000		China Shenhua Energy Co., Ltd.	4,514,110	0.4
21,246,000		China Telecom Corp., Ltd.	9,804,317	1.0
11,214,153		Shanghai Electric Group Co., Ltd.	3,986,876	0.4
			36,584,628	3.7

		France: 15.3%
779,286		AXA S.A.	20,244,984	2.1
273,888		BNP Paribas	21,116,646	2.1
191,520		Cie de Saint-Gobain	11,562,929	1.2
166,794		Cie Generale des Etablissements Michelin	20,851,844	2.1
638,860	@	Credit Agricole S.A.	10,068,646	1.0
228,912		Gaz de France	6,261,921	0.6
257,081		Sanofi	26,864,889	2.7
54,810		Technip S.A.	5,650,105	0.6
268,884		Total S.A.	17,699,272	1.8
397,800		Vivendi	11,071,966	1.1
			151,393,202	15.3

		Germany: 12.2%
129,781		Bayer AG	17,575,522	1.8
65,590		Deutsche Boerse AG	5,221,877	0.5
223,468		Deutsche Post AG	8,308,018	0.8
419,316		E.ON AG	8,189,327	0.8
193,225		HeidelbergCement AG	16,561,679	1.7
1,391,665		Infineon Technologies AG	16,602,945	1.7
73,679		Merck KGaA	12,408,071	1.3
193,800		Metro AG	7,905,404	0.8
45,677		Muenchener Rueckversicherungs AG	9,981,262	1.0
58,986		SAP AG	4,784,711	0.5
95,240		Siemens AG	12,844,387	1.3
			120,383,203	12.2

		Hong Kong: 3.3%
2,013,700		AIA Group Ltd.	9,577,459	1.0
228,400	@	Cheung Kong Holdings Ltd. ADR	3,793,724	0.4
710,000		Hutchison Whampoa Ltd.	9,422,990	0.9
9,975,200		Noble Group Ltd.	9,430,557	1.0
			32,224,730	3.3

		India: 1.5%
496,486		Housing Development Finance Corp.	7,357,651	0.7
169,322		ICICI Bank Ltd. ADR	7,416,304	0.8
			14,773,955	1.5

		Israel: 1.4%
253,929		Teva Pharmaceutical Industries Ltd. ADR	13,417,608	1.4

		Italy: 4.3%
680,187		ENI S.p.A.	17,056,726	1.7
3,323,197		Intesa Sanpaolo S.p.A.	11,276,317	1.2
1,493,810		UniCredit SpA	13,655,046	1.4
			41,988,089	4.3

		Japan: 5.8%
822,200		Itochu Corp.	9,620,091	1.0
307,800	L	Nikon Corp.	4,958,740	0.5
1,282,100		Nissan Motor Co., Ltd.	11,427,776	1.2
240,400		Suntory Beverage & Food Ltd.	8,282,535	0.8
255,200		Toyota Motor Corp.	14,391,709	1.5
272,400		Trend Micro, Inc.	8,416,177	0.8
			57,097,028	5.8

		Netherlands: 7.2%
243,588		Akzo Nobel NV	19,867,239	2.0
83,630	L	Fugro NV	5,138,516	0.5
216,195		Koninklijke Philips NV	7,605,598	0.8
360,976		Royal Dutch Shell PLC - Class B	14,092,559	1.4
374,301	@	SBM Offshore NV	6,811,227	0.7
1,321,130		TNT Express NV	12,961,695	1.3
121,810		Unilever NV	5,010,633	0.5
			71,487,467	7.2

		Norway: 2.8%
501,584		Statoil ASA	14,152,053	1.4
627,793		Telenor ASA	13,894,836	1.4
			28,046,889	2.8

		Portugal: 1.0%
564,750		Galp Energia SGPS SA	9,748,624	1.0

		Russia: 0.5%
307,453		MMC Norilsk Nickel JSC ADR	5,123,085	0.5

		Singapore: 2.7%
1,023,582		DBS Group Holdings Ltd.	13,187,872	1.3
4,676,000		Singapore Telecommunications Ltd.	13,591,808	1.4
			26,779,680	2.7

VY Templeton Foreign Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Korea: 4.5%
20,190		Hyundai Mobis	$5,990,348	0.6
247,680		KB Financial Group, Inc. ADR	8,705,952	0.9
58,716		POSCO ADR	4,075,478	0.4
17,817		POSCO	4,974,331	0.5
32,501	L	Samsung Electronics Co., Ltd. GDR	20,492,068	2.1
			44,238,177	4.5

		Spain: 2.8%
35,013		Inditex S.A.	5,253,002	0.5
284,172		Repsol YPF S.A.	7,257,624	0.8
948,067		Telefonica S.A.	15,023,852	1.5
			27,534,478	2.8

		Sweden: 1.6%
785,610		Telefonaktiebolaget LM Ericsson	10,477,949	1.1
191,280		Getinge AB	5,400,474	0.5
			15,878,423	1.6

		Switzerland: 6.8%
553,081		Credit Suisse Group	17,902,170	1.8
160,327		Novartis AG	13,613,033	1.4
74,476		Roche Holding AG - Genusschein	22,399,683	2.3
142,055		Swiss Re Ltd.	13,184,718	1.3
			67,099,604	6.8

		Taiwan: 0.6%
1,447,251		Taiwan Semiconductor Manufacturing Co., Ltd.	5,694,273	0.6

		United Kingdom: 18.5%
1,664,355		Aviva PLC	13,279,285	1.3
1,403,493		BAE Systems PLC	9,750,005	1.0
1,295,484		BP PLC	10,409,216	1.1
559,944		CRH PLC	15,678,527	1.6
821,996		GlaxoSmithKline PLC	21,918,650	2.2
1,466,000		HSBC Holdings PLC	14,874,880	1.5
1,417,588	@	International Consolidated Airlines Group SA	9,862,428	1.0
2,809,874		Kingfisher PLC	19,755,481	2.0
10,247,647	@	Lloyds TSB Group PLC	12,819,920	1.3
1,730,630		Marks & Spencer Group PLC	13,027,951	1.3
790,564		Rexam PLC	6,424,193	0.7
78,120		Shire PLC	3,867,328	0.4
475,511		Standard Chartered PLC	9,943,164	1.0
2,246,160		Tesco PLC	11,078,258	1.1
2,762,541		Vodafone Group PLC	10,158,688	1.0
			182,847,974	18.5

	Total Common Stock
	(Cost $714,169,732)		974,220,182	98.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.9%
	Securities Lending Collateralcc(1): 0.9%
2,155,004	Cantor Fitzgerald, Repurchase Agreement dated 03/31/14, 0.10%, due 04/01/14 (Repurchase Amount $2,155,010, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $2,198,104, due 05/15/14-09/01/49)	2,155,004	0.2
453,640	Credit Suisse Securities, Repurchase Agreement dated 03/31/14, 0.05%, due 04/01/14 (Repurchase Amount $453,641, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $462,713, due 08/15/23-05/15/43)	453,640	0.1
2,155,004	HSBC Securities USA, Repurchase Agreement dated 03/31/14, 0.06%, due 04/01/14 (Repurchase Amount $2,155,008, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.375%, Market Value plus accrued interest $2,198,109, due 04/15/14-11/15/30)	2,155,004	0.2
2,155,004	Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/31/14, 0.08%, due 04/01/14 (Repurchase Amount $2,155,009, collateralized by various U.S. Government Agency Obligations, 1.333%-5.000%, Market Value plus accrued interest $2,198,104, due 11/01/19-12/01/44)	2,155,004	0.2

VY Templeton Foreign Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1) (continued)
2,155,004	Nomura Securities, Repurchase Agreement dated 03/31/14, 0.10%, due 04/01/14 (Repurchase Amount $2,155,010, collateralized by various U.S. Government Agency Obligations, 0.000%-6.036%, Market Value plus accrued interest $2,198,104, due 04/01/14-05/01/47)	$2,155,004	0.2
		9,073,656	0.9

	Total Short-Term Investments
	(Cost $9,073,656)	9,073,656	0.9

	Total Investments in Securities (Cost $723,243,388)	$983,293,838	99.6
	Assets in Excess of Other Liabilities	4,038,143	0.4
	Net Assets	$987,331,981	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $726,076,541.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$285,088,883
Gross Unrealized Depreciation	(27,871,586)

Net Unrealized Appreciation	$257,217,297

Sector Diversification	Percentage of Net Assets
Financials	23.5%
Health Care	14.0
Energy	12.9
Industrials	11.1
Consumer Discretionary	9.7
Telecommunication Services	8.4
Materials	7.7
Information Technology	6.8
Consumer Staples	3.2
Utilities	1.4
Short-Term Investments	0.9
Assets in Excess of Other Liabilities	0.4
Net Assets	100.0%

VY Templeton Foreign Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$3,978,757	$–	$3,978,757
Brazil	7,387,697	–	–	7,387,697
Canada	10,512,611	–	–	10,512,611
China	–	36,584,628	–	36,584,628
France	–	151,393,202	–	151,393,202
Germany	–	120,383,203	–	120,383,203
Hong Kong	3,793,724	28,431,006	–	32,224,730
India	7,416,304	7,357,651	–	14,773,955
Israel	13,417,608	–	–	13,417,608
Italy	–	41,988,089	–	41,988,089
Japan	–	57,097,028	–	57,097,028
Netherlands	–	71,487,467	–	71,487,467
Norway	–	28,046,889	–	28,046,889
Portugal	–	9,748,624	–	9,748,624
Russia	–	5,123,085	–	5,123,085
Singapore	–	26,779,680	–	26,779,680
South Korea	12,781,430	31,456,747	–	44,238,177
Spain	–	27,534,478	–	27,534,478
Sweden	–	15,878,423	–	15,878,423
Switzerland	–	67,099,604	–	67,099,604
Taiwan	–	5,694,273	–	5,694,273
United Kingdom	–	182,847,974	–	182,847,974
Total Common Stock	55,309,374	918,910,808	–	974,220,182
Short-Term Investments	–	9,073,656	–	9,073,656
Total Investments, at fair value	$55,309,374	$927,984,464	$–	$983,293,838

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:
Contrafund® Portfolio

March 31, 2014

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks — 98.5%
	Shares	Value

CONSUMER DISCRETIONARY – 11.8%
Diversified Consumer Services – 0.4%
H&R Block, Inc.	2,669,660	$80,597,035
Hotels, Restaurants & Leisure – 3.0%
Extended Stay America, Inc. unit	3,678,845	83,767,301
Marriott International, Inc. Class A	351,600	19,696,632
McDonald's Corp.	1,833,621	179,749,867
Panera Bread Co. Class A (a)	272,000	47,999,840
Wynn Resorts Ltd.	407,259	90,472,587
Yum! Brands, Inc.	2,035,096	153,425,887
		575,112,114
Internet & Catalog Retail – 0.6%
Groupon, Inc. Class A (a)	800	6,272
Liberty Interactive Corp. Series A (a)	4,004,492	115,609,684
		115,615,956
Media – 4.9%
Comcast Corp. Class A	590,106	29,517,102
DIRECTV (a)	1,781,679	136,155,909
Legend Pictures LLC (a)(f)(g)	2,062	3,717,786
The Madison Square Garden Co. Class A (a)	1,550,278	88,024,785
The Walt Disney Co.	2,401,699	192,304,039
Time Warner, Inc.	2,400,718	156,838,907
Twenty-First Century Fox, Inc. Class A	6,056,369	193,622,117
Viacom, Inc. Class B (non-vtg.)	1,518,298	129,040,147
Weinstein Co. Holdings LLC Class A-1 (a)(f)(g)	11,499	4,312,125
		933,532,917
Multiline Retail – 1.4%
Dollar General Corp. (a)	1,938,620	107,554,638
Target Corp.	2,603,395	157,531,431
		265,086,069
Specialty Retail – 0.8%
TJX Companies, Inc.	2,315,922	140,460,669
Textiles, Apparel & Luxury Goods – 0.7%
Fossil Group, Inc. (a)	442,999	51,658,113
lululemon athletica, Inc. (a)(d)	975,262	51,289,029
Oxford Industries, Inc.	304,571	23,817,452
		126,764,594

TOTAL CONSUMER DISCRETIONARY		2,237,169,354

CONSUMER STAPLES – 9.5%
Beverages – 2.1%
Anheuser-Busch InBev SA NV	260,871	27,473,714
Coca-Cola Icecek A/S	328,515	7,906,960
Diageo PLC sponsored ADR	290,642	36,211,087
Embotelladora Andina SA sponsored ADR	316,127	6,701,892
Pernod Ricard SA	345,179	40,182,779

	Shares	Value

Remy Cointreau SA	438,443	$35,184,223
The Coca-Cola Co.	6,263,406	242,143,276
		395,803,931
Food & Staples Retailing – 2.1%
CVS Caremark Corp.	2,190,864	164,008,079
Kroger Co.	2,748,682	119,979,969
Sysco Corp.	986,696	35,649,326
Wal-Mart Stores, Inc.	1,023,891	78,255,989
		397,893,363
Food Products – 1.0%
Bunge Ltd.	438,812	34,889,942
ConAgra Foods, Inc.	1,003,109	31,126,472
Keurig Green Mountain, Inc.	301,619	31,847,950
Mead Johnson Nutrition Co. Class A	853,789	70,984,017
Nestle SA	308,911	23,251,625
		192,100,006
Household Products – 1.9%
Procter & Gamble Co.	4,416,884	356,000,850
Personal Products – 0.1%
Nu Skin Enterprises, Inc. Class A	119,308	9,884,668
Tobacco – 2.3%
Altria Group, Inc.	4,142,554	155,055,796
British American Tobacco PLC sponsored ADR	2,285,179	254,637,496
Philip Morris International, Inc.	311,813	25,528,130
Souza Cruz SA	989,700	8,985,377
		444,206,799

TOTAL CONSUMER STAPLES		1,795,889,617

ENERGY – 10.2%
Energy Equipment & Services – 1.7%
C&J Energy Services, Inc. (a)(d)	954,039	27,819,777
Dresser-Rand Group, Inc. (a)	472,500	27,598,725
Dril-Quip, Inc. (a)	303,592	34,032,663
FMC Technologies, Inc. (a)	950,429	49,697,932
Halliburton Co.	2,096,482	123,461,825
Ocean Rig UDW, Inc. (United States) (a)	773,900	13,767,681
Oceaneering International, Inc.	502,462	36,106,919
Pacific Drilling SA (a)	1,152,269	12,536,687
		325,022,209
Oil, Gas & Consumable Fuels – 8.5%
Anadarko Petroleum Corp.	1,594,852	135,179,656
BG Group PLC	1,334,136	24,855,489
Bill Barrett Corp. (a)(d)	533,400	13,655,040
Cabot Oil & Gas Corp.	2,199,335	74,513,470
Carrizo Oil & Gas, Inc. (a)	446,898	23,891,167
Chevron Corp.	1,984,700	236,000,677
ConocoPhillips Co.	1,955,129	137,543,325
Continental Resources, Inc. (a)	347,693	43,207,809
EOG Resources, Inc.	553,587	108,597,162

Quarterly Report	2

Common Stocks – continued
	Shares	Value

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Exxon Mobil Corp.	3,074,202	$300,288,051
Kinder Morgan Holding Co. LLC	1,185,500	38,516,895
Laredo Petroleum Holdings, Inc. (a)	605,466	15,657,351
Marathon Oil Corp.	1,085,128	38,543,747
Noble Energy, Inc.	860,300	61,115,712
ONEOK, Inc.	650,241	38,526,779
Peabody Energy Corp.	1,735,080	28,351,207
Phillips 66 Co.	1,664,639	128,277,081
Phillips 66 Partners LP	452,459	21,975,934
Spectra Energy Corp.	1,424,200	52,609,948
Suncor Energy, Inc.	723,195	25,257,855
Valero Energy Partners LP	739,400	29,272,846
Whiting Petroleum Corp. (a)	456,900	31,704,291
		1,607,541,492

TOTAL ENERGY		1,932,563,701

FINANCIALS – 16.1%
Banks – 6.8%
Bank of America Corp.	17,917,514	308,181,241
Barclays PLC	5,563,969	21,652,095
Citigroup, Inc.	2,058,650	97,991,740
Erste Group Bank AG	392,427	13,407,551
Huntington Bancshares, Inc.	8,181,281	81,567,372
JPMorgan Chase & Co.	6,818,106	413,927,215
Mitsubishi UFJ Financial Group, Inc.	1,386,600	7,635,708
Societe Generale Series A	524,698	32,315,018
SunTrust Banks, Inc.	1,234,525	49,121,750
Synovus Financial Corp.	6,140,561	20,816,502
U.S. Bancorp	5,707,144	244,608,192
		1,291,224,384
Capital Markets – 2.1%
Ameriprise Financial, Inc.	646,343	71,142,974
BlackRock, Inc. Class A	219,113	68,906,656
Carlyle Group LP	214,600	7,541,044
Credit Suisse Group AG	169,898	5,499,272
E*TRADE Financial Corp. (a)	2,024,678	46,608,088
Evercore Partners, Inc. Class A	317,600	17,547,400
Invesco Ltd.	1,392,457	51,520,909
Morgan Stanley	509,547	15,882,580
Northern Trust Corp.	400,564	26,260,976
Oaktree Capital Group LLC Class A	796,274	46,311,296
The Blackstone Group LP	1,215,137	40,403,305
		397,624,500
Consumer Finance – 2.5%
Capital One Financial Corp.	4,538,448	350,186,648
Discover Financial Services	869,826	50,615,175

	Shares	Value

Santander Consumer U.S.A. Holdings, Inc.	395,700	$9,528,456
SLM Corp.	2,155,576	52,768,500
		463,098,779
Diversified Financial Services – 0.8%
Berkshire Hathaway, Inc. Class B (a)	379,200	47,388,624
IntercontinentalExchange Group, Inc.	439,609	86,967,848
KBC Ancora (a)(d)	401,778	15,420,774
McGraw Hill Financial, Inc.	71,400	5,447,820
		155,225,066
Insurance – 2.2%
Direct Line Insurance Group PLC	10,327,900	40,893,126
esure Group PLC	3,183,114	14,842,920
Fairfax Financial Holdings Ltd. (sub. vtg.)	80,900	35,126,187
Marsh & McLennan Companies, Inc.	1,639,470	80,825,871
MetLife, Inc.	2,420,887	127,822,834
The Travelers Companies, Inc.	1,227,341	104,446,719
		403,957,657
Real Estate Investment Trusts – 1.3%
Altisource Residential Corp. Class B	2,258,682	71,284,004
American Tower Corp.	694,157	56,830,634
Boston Properties, Inc.	397,000	45,468,410
Equity Lifestyle Properties, Inc.	630,824	25,642,996
Piedmont Office Realty Trust, Inc. Class A	1,084,487	18,598,952
Senior Housing Properties Trust (SBI)	284,712	6,397,479
Sun Communities, Inc.	721,269	32,522,019
		256,744,494
Real Estate Management & Development – 0.3%
CBRE Group, Inc. (a)	2,244,189	61,558,104
Thrifts & Mortgage Finance – 0.1%
Ocwen Financial Corp. (a)	327,647	12,837,209

TOTAL FINANCIALS		3,042,270,193

HEALTH CARE – 13.1%
Biotechnology – 3.2%
Actelion Ltd.	323,441	30,622,716
Alexion Pharmaceuticals, Inc. (a)	654,832	99,619,592
Amgen, Inc.	1,318,420	162,613,923
Biogen Idec, Inc. (a)	465,531	142,391,967
Gilead Sciences, Inc. (a)	2,441,361	172,994,840
		608,243,038
Health Care Equipment & Supplies – 1.8%
Boston Scientific Corp. (a)	8,666,349	117,169,038
Covidien PLC	1,386,690	102,143,585
Edwards Lifesciences Corp. (a)	339,642	25,191,247
Quidel Corp. (a)(d)	674,458	18,412,703
Stryker Corp.	276,054	22,490,119
The Cooper Companies, Inc.	393,920	54,108,851
		339,515,543

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value

HEALTH CARE – continued
Health Care Providers & Services – 1.7%
Brookdale Senior Living, Inc. (a)	692,433	$23,203,430
Cigna Corp.	1,253,826	104,982,851
HCA Holdings, Inc. (a)	469,214	24,633,735
Henry Schein, Inc. (a)	482,841	57,636,730
McKesson Corp.	654,200	115,512,094
		325,968,840
Life Sciences Tools & Services – 0.9%
Agilent Technologies, Inc.	361,900	20,237,448
Fluidigm Corp. (a)(g)	312,345	13,765,044
Illumina, Inc. (a)	59,598	8,859,839
Thermo Fisher Scientific, Inc.	1,030,213	123,872,811
		166,735,142
Pharmaceuticals – 5.5%
AbbVie, Inc.	2,600,621	133,671,919
Actavis PLC (a)	671,152	138,156,639
Bristol-Myers Squibb Co.	2,876,305	149,424,045
Merck & Co., Inc.	1,701,905	96,617,147
Perrigo Co. PLC	452,218	69,940,036
Pfizer, Inc.	6,092,226	195,682,299
Roche Holding AG (participation certificate)	193,815	58,292,531
Salix Pharmaceuticals Ltd. (a)	451,131	46,741,683
Shire PLC	1,033,074	51,142,631
Teva Pharmaceutical Industries Ltd. sponsored ADR	586,200	30,974,808
Valeant Pharmaceuticals International (Canada) (a)	291,781	38,386,819
Zoetis, Inc. Class A	1,062,753	30,756,072
		1,039,786,629

TOTAL HEALTH CARE		2,480,249,192

INDUSTRIALS – 10.3%
Aerospace & Defense – 2.4%
Honeywell International, Inc.	1,786,072	165,676,039
TransDigm Group, Inc.	571,363	105,816,428
United Technologies Corp.	1,517,434	177,296,989
		448,789,456
Air Freight & Logistics – 0.6%
FedEx Corp.	795,292	105,423,908
Commercial Services & Supplies – 0.2%
KAR Auction Services, Inc.	1,504,252	45,654,048
Electrical Equipment – 3.0%
AMETEK, Inc.	2,758,049	142,011,943
Eaton Corp. PLC	1,772,157	133,124,434
Hubbell, Inc. Class B	992,253	118,941,367
Roper Industries, Inc.	1,267,804	169,264,512
		563,342,256

	Shares	Value

Industrial Conglomerates – 1.2%
Danaher Corp.	3,110,821	$233,311,575
Machinery – 0.7%
Cummins, Inc.	808,192	120,412,526
Ingersoll-Rand PLC	313,649	17,953,269
		138,365,795
Professional Services – 0.8%
Verisk Analytics, Inc. (a)	2,337,728	140,170,171
WageWorks, Inc. (a)	48,400	2,715,724
		142,885,895
Road & Rail – 0.8%
J.B. Hunt Transport Services, Inc.	2,080,433	149,624,741
Trading Companies & Distributors – 0.6%
W.W. Grainger, Inc.	458,920	115,950,727

TOTAL INDUSTRIALS		1,943,348,401

INFORMATION TECHNOLOGY – 18.2%
Communications Equipment – 1.4%
Cisco Systems, Inc.	3,532,839	79,170,922
Juniper Networks, Inc. (a)	1,836,715	47,313,778
Polycom, Inc. (a)	819,838	11,248,177
QUALCOMM, Inc.	1,562,935	123,253,054
		260,985,931
Electronic Equipment & Components – 0.4%
TE Connectivity Ltd.	1,356,664	81,684,739
Internet Software & Services – 5.9%
ChannelAdvisor Corp. (a)	424,879	16,034,933
Cvent, Inc.	1,464,613	52,945,760
Demandware, Inc. (a)	111,660	7,152,940
eBay, Inc. (a)	2,294,916	126,771,160
Endurance International Group Holdings, Inc.	1,339,332	17,424,709
Facebook, Inc. Class A (a)	2,355,476	141,893,874
Google, Inc. Class A (a)	474,884	529,262,967
Halogen Software, Inc.	459,900	4,056,106
Millennial Media, Inc. (a)(d)	683,178	4,727,592
Millennial Media, Inc.	1,144,315	7,126,794
Millennial Media, Inc.	222,043	2
Naver Corp.	46,954	34,127,509
OpenTable, Inc. (a)(d)	132,000	10,154,760
SciQuest, Inc. (a)	216,900	5,859,554
SPS Commerce, Inc. (a)	22,250	1,367,263
Tencent Holdings Ltd.	591,400	41,134,571
Trulia, Inc. (a)(d)	815,153	27,063,080
Wix.com Ltd. (a)(d)	418,665	9,616,735
Yahoo!, Inc. (a)	2,137,826	76,747,953
		1,113,468,262

Quarterly Report	4

Common Stocks – continued
	Shares	Value

INFORMATION TECHNOLOGY – continued
IT Services – 1.1%
Cognizant Technology Solutions Corp. Class A (a)	1,013,108	$51,273,396
Fidelity National Information Services, Inc.	1,260,359	67,366,189
Heartland Payment Systems, Inc.	226,100	9,371,845
Lionbridge Technologies, Inc. (a)	796,595	5,345,152
Quindell PLC (d)	39,375,525	24,124,503
Visa, Inc. Class A	202,834	43,783,747
		201,264,832
Semiconductors & Semiconductor Equipment – 1.0%
NXP Semiconductors NV (a)	3,279,525	192,868,865
Software – 5.3%
Adobe Systems, Inc. (a)	1,602,229	105,330,534
Aspen Technology, Inc. (a)	163,517	6,926,580
Autodesk, Inc. (a)	1,007,900	49,568,522
CommVault Systems, Inc. (a)	312,413	20,291,224
Concur Technologies, Inc. (a)	59,400	5,884,758
Covisint Corp.	393,800	2,886,554
Electronic Arts, Inc. (a)	3,902,369	113,207,725
Fleetmatics Group PLC (a)	258,200	8,636,790
Guidewire Software, Inc. (a)	696,047	34,141,105
Imperva, Inc. (a)	316,327	17,619,414
Microsoft Corp.	8,524,903	349,435,774
Oracle Corp.	3,102,793	126,935,262
Qlik Technologies, Inc. (a)	316,359	8,411,986
RealPage, Inc. (a)(d)	674,811	12,254,568
salesforce.com, Inc. (a)	1,918,217	109,511,009
Ubisoft Entertainment SA (a)	791,775	14,180,255
Xero Ltd. (g)	496,188	15,250,292
		1,000,472,352
Technology Hardware, Storage & Peripherals – 3.1%
Apple, Inc.	1,010,756	542,513,177
Electronics for Imaging, Inc. (a)	252,012	10,914,640
NCR Corp. (a)	1,050,111	38,381,557
		591,809,374

TOTAL INFORMATION TECHNOLOGY		3,442,554,355

MATERIALS – 4.0%
Chemicals – 3.2%
Airgas, Inc.	1,453,055	154,764,888
Cabot Corp.	439,307	25,945,471
Eastman Chemical Co.	757,541	65,307,610
FMC Corp.	814,932	62,391,194
LyondellBasell Industries NV Class A	931,524	82,849,745
Monsanto Co.	909,876	103,516,593
Potash Corp. of Saskatchewan, Inc.	1,138,926	41,199,141

	Shares	Value

Sigma Aldrich Corp.	518,438	$48,411,740
W.R. Grace & Co. (a)	288,022	28,563,142
		612,949,524
Construction Materials – 0.3%
Vulcan Materials Co.	842,969	56,015,290
Containers & Packaging – 0.4%
Graphic Packaging Holding Co. (a)	2,608,933	26,506,759
Rock-Tenn Co. Class A	385,398	40,686,467
		67,193,226
Metals & Mining – 0.1%
Carpenter Technology Corp.	342,387	22,611,237

TOTAL MATERIALS		758,769,277

TELECOMMUNICATION SERVICES – 2.2%
Diversified Telecommunication Services – 1.5%
inContact, Inc. (a)	1,403,117	13,469,923
Verizon Communications, Inc.	5,580,433	265,461,198
		278,931,121

Wireless Telecommunication Services – 0.7%
SBA Communications Corp. Class A (a)	185,977	16,916,468
SoftBank Corp.	736,900	55,687,835
Sprint Corp. (a)	1,383,600	12,715,284
T-Mobile U.S., Inc. (a)	1,172,850	38,739,236
Vodafone Group PLC sponsored ADR	225,045	8,283,906
		132,342,729

TOTAL TELECOMMUNICATION SERVICES		411,273,850

UTILITIES – 3.1%
Electric Utilities – 1.5%
American Electric Power Co., Inc.	1,032,629	52,312,985
Duke Energy Corp.	499,503	35,574,604
Edison International	911,126	51,578,843
Exelon Corp.	353,500	11,863,460
NextEra Energy, Inc.	946,400	90,494,768
PPL Corp.	1,267,600	42,008,264
		283,832,924
Gas Utilities – 0.2%
National Fuel Gas Co.	584,275	40,922,621
Independent Power Producers & Energy Traders – 0.4%
NRG Energy, Inc.	1,738,352	55,279,594
The AES Corp.	1,335,704	19,073,853
		74,353,447
Multi-Utilities – 1.0%
Dominion Resources, Inc.	829,231	58,867,109
NiSource, Inc.	799,577	28,408,971

5	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value

UTILITIES – continued
Multi-Utilities – continued
PG&E Corp.	713,434	$30,820,349
Sempra Energy	779,950	75,467,962
		193,564,391

TOTAL UTILITIES		592,673,383

TOTAL COMMON STOCKS
(Cost $14,077,887,793)		18,636,761,323

Preferred Stocks — 0.1%

Convertible Preferred Stocks – 0.0%

INFORMATION TECHNOLOGY – 0.0%
Software – 0.0%
MongoDB, Inc. Series F, 8.00% (g)	299,866	4,456,009
Nonconvertible Preferred Stocks – 0.1%

CONSUMER STAPLES – 0.1%
Beverages – 0.1%
Ambev SA sponsored ADR	1,242,250	9,205,073

TOTAL PREFERRED STOCKS
(Cost $9,410,805)		13,661,082

Convertible Bonds — 0.0%
	Principal
	Amount

ENERGY – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Cobalt International Energy,
Inc. 2.625% 12/1/19
(Cost $2,044,550)	$2,060,000	1,933,825

U.S. Treasury Obligations — 0.0%

U.S. Treasury Bills, yield at date of purchase 0.05% 5/29/14 (e)
(Cost $5,754,585)	5,755,000	5,754,839

Money Market Funds — 1.5%

	Shares	Value

Fidelity Cash Central Fund, 0.10% (b)	194,810,796	$194,810,796
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	77,061,186	77,061,186

TOTAL MONEY MARKET FUNDS
(Cost $271,871,982)		271,871,982

TOTAL INVESTMENT PORTFOLIO – 100.1%
(Cost $14,366,969,715)		18,929,983,051

NET OTHER ASSETS (LIABILITIES) – (0.1)%		(10,468,066)
NET ASSETS – 100%		$18,919,514,985

Futures Contracts

	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased

Equity Index Contracts
998 CME E-mini
S&P 500 Index
Contracts
(United States)	June 2014	$93,043,540	$193,507

The face value of futures purchased as a percentage of net assets is 0.5%

Legend

(a)	Non-income producing

(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Investment made with cash collateral received from securities on loan.

(d)	Security or a portion of the security is on loan at period end.

(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,619,871.

(f)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

Quarterly Report	6

(g)	Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $41,501,256 or 0.2% of net assets.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Fluidigm Corp.	10/9/07 - 1/6/11	$5,645,236
Legend Pictures LLC	9/23/10	$1,546,500
MongoDB, Inc. Series F, 8.00%	10/2/13	$5,014,998
Weinstein Co. Holdings LLC Class A-1	10/19/05	$11,499,000
Xero Ltd.	10/14/13	$7,545,069

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$67,077
Fidelity Securities Lending Cash Central Fund	185,312
Total	$252,389

Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:

Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,237,169,354	$2,229,139,443	$—	$8,029,911
Consumer Staples	1,805,094,690	1,754,369,351	50,725,339	—
Energy	1,932,563,701	1,932,563,701	—	—
Financials	3,042,270,193	3,007,483,118	34,787,075	—
Health Care	2,480,249,192	2,370,814,030	109,435,162	—
Industrials	1,943,348,401	1,943,348,401	—	—
Information Technology	3,447,010,364	3,420,177,267	22,377,086	4,456,011
Materials	758,769,277	758,769,277	—	—
Telecommunication Services	411,273,850	411,273,850	—	—
Utilities	592,673,383	592,673,383	—	—
Corporate Bonds	1,933,825	—	1,933,825	—
U.S. Government and Government Agency Obligations	5,754,839	—	5,754,839	—
Money Market Funds	271,871,982	271,871,982	—	—
Total Investments in Securities:	$18,929,983,051	$18,692,483,803	$225,013,326	$12,485,922

Derivative Instruments:
Assets
Futures Contracts	$193,507	$193,507	$—	$—

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $14,405,228,200. Net unrealized appreciation aggregated $4,524,754,851, of which $4,666,389,545 related to appreciated investment securities and $141,634,694 related to depreciated investment securities.

7	Quarterly Report

Investments (Unaudited) – continued

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report	8

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

9	Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:

Equity-Income Portfolio

March 31, 2014

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks — 93.4%
	Shares	Value

CONSUMER DISCRETIONARY – 7.5%
Auto Components – 0.3%
Gentex Corp.	492,457	$15,527,169
Hotels, Restaurants & Leisure – 2.1%
Darden Restaurants, Inc.	552,099	28,024,545
McDonald's Corp.	621,000	60,876,630
Texas Roadhouse, Inc. Class A	550,397	14,354,354
Yum! Brands, Inc.	405,600	30,578,184
		133,833,713
Leisure Products – 0.3%
New Academy Holding Co. LLC unit (a)(j)(k)	127,200	20,561,880
Media – 2.2%
Comcast Corp. Class A	1,545,543	77,308,061
Sinclair Broadcast Group, Inc. Class A	468,304	12,686,355
Time Warner, Inc.	798,508	52,166,528
		142,160,944
Multiline Retail – 1.8%
Kohl's Corp. (h)	668,875	37,992,100
Target Corp.	1,291,760	78,164,398
		116,156,498
Specialty Retail – 0.7%
Abercrombie & Fitch Co. Class A	381,419	14,684,632
Foot Locker, Inc.	344,485	16,183,905
Staples, Inc.	944,036	10,705,368
		41,573,905
Textiles, Apparel & Luxury Goods – 0.1%
Coach, Inc.	174,394	8,660,406

TOTAL CONSUMER DISCRETIONARY		478,474,515

CONSUMER STAPLES – 10.6%
Beverages – 1.9%
Molson Coors Brewing Co. Class B	419,800	24,709,428
PepsiCo, Inc.	290,057	24,219,760
The Coca-Cola Co.	1,906,041	73,687,545
		122,616,733
Food & Staples Retailing – 1.8%
CVS Caremark Corp.	433,200	32,429,352
Wal-Mart Stores, Inc.	400,578	30,616,177
Walgreen Co.	815,707	53,861,133
		116,906,662
Food Products – 1.1%
B&G Foods, Inc. Class A	181,113	5,453,312
Kellogg Co.	971,957	60,951,423
		66,404,735
Household Products – 2.2%
Energizer Holdings, Inc.	24,600	2,478,204
Procter & Gamble Co.	1,677,919	135,240,271
		137,718,475

	Shares	Value

Tobacco – 3.6%
Altria Group, Inc.	1,863,196	$69,739,426
British American Tobacco PLC sponsored ADR	258,117	28,761,977
Japan Tobacco, Inc.	98,500	3,091,992
Lorillard, Inc.	1,165,715	63,041,867
Philip Morris International, Inc.	413,484	33,851,935
Reynolds American, Inc.	631,700	33,745,414
		232,232,611

TOTAL CONSUMER STAPLES		675,879,216

ENERGY – 14.0%
Energy Equipment & Services – 1.7%
Ensco PLC Class A	434,776	22,947,477
National Oilwell Varco, Inc.	327,206	25,479,531
Noble Corp.	796,165	26,066,442
Schlumberger Ltd.	328,702	32,048,445
		106,541,895
Oil, Gas & Consumable Fuels – 12.3%
Access Midstream Partners LP	210,200	12,097,010
Anadarko Petroleum Corp.	333,186	28,240,845
Apache Corp.	527,068	43,720,291
Canadian Natural Resources Ltd.	921,500	35,317,915
Chevron Corp.	1,551,180	184,450,814
CONSOL Energy, Inc.	597,935	23,887,503
EV Energy Partners LP	652,524	21,853,029
Exxon Mobil Corp.	1,588,169	155,132,348
Holly Energy Partners LP	302,944	10,048,652
HollyFrontier Corp.	201,585	9,591,414
Imperial Oil Ltd.	330,100	15,371,821
Legacy Reserves LP	303,301	7,533,997
Markwest Energy Partners LP	635,429	41,506,222
Occidental Petroleum Corp.	430,487	41,021,106
Royal Dutch Shell PLC Class A sponsored ADR	454,929	33,237,113
Scorpio Tankers, Inc.	327,173	3,261,915
Suncor Energy, Inc.	1,240,500	43,324,925
The Williams Companies, Inc.	1,739,049	70,570,608
Williams Partners LP	155,800	7,936,452
		788,103,980

TOTAL ENERGY		894,645,875

FINANCIALS – 23.5%
Banks – 9.6%
Bank of America Corp.	690,800	11,881,760
CIT Group, Inc. (h)	187,438	9,188,211
Citigroup, Inc.	610,200	29,045,520
Comerica, Inc.	268,748	13,921,146
FirstMerit Corp.	434,121	9,042,740
JPMorgan Chase & Co. (h)	4,523,164	274,601,285
M&T Bank Corp.	446,891	54,207,878

Quarterly Report	2

Common Stocks – continued
	Shares	Value

FINANCIALS – continued
Banks – continued
PNC Financial Services Group, Inc.	182,500	$15,877,500
Standard Chartered PLC (United Kingdom)	1,042,321	21,782,138
U.S. Bancorp	1,436,638	61,574,305
Wells Fargo & Co.	2,236,486	111,242,814
		612,365,297
Capital Markets – 4.9%
Apollo Global Management LLC Class A	415,450	13,211,310
Apollo Investment Corp.	2,271,163	18,873,365
Ares Capital Corp.	834,895	14,710,850
Ashmore Group PLC	2,378,942	13,163,330
BlackRock, Inc. Class A	92,757	29,170,221
Carlyle Group LP	364,900	12,822,586
Charles Schwab Corp.	730,569	19,966,451
Greenhill & Co., Inc.	141,703	7,365,722
Invesco Ltd.	320,800	11,869,600
KKR & Co. LP	2,188,157	49,977,506
Morgan Stanley	973,375	30,340,099
State Street Corp.	397,902	27,674,084
The Blackstone Group LP	1,856,226	61,719,515
		310,864,639
Diversified Financial Services – 1.3%
Berkshire Hathaway, Inc. Class B (a)	241,617	30,194,876
KKR Financial Holdings LLC	4,153,460	48,055,532
TPG Specialty Lending, Inc.	321,000	5,328,600
		83,579,008
Insurance – 4.8%
ACE Ltd.	535,511	53,047,720
AFLAC, Inc.	178,449	11,249,425
Brasil Insurance Participacoes e Administracao SA	965,300	4,854,153
esure Group PLC	1,874,500	8,740,828
MetLife, Inc. (h)	2,861,170	151,069,776
MetLife, Inc. unit	93,000	2,855,100
Prudential Financial, Inc.	296,662	25,112,438
The Chubb Corp.	71,100	6,349,230
The Travelers Companies, Inc.	183,445	15,611,170
Validus Holdings Ltd.	789,447	29,770,046
		308,659,886
Real Estate Investment Trusts – 2.7%
American Capital Agency Corp.	1,471,848	31,630,014
Annaly Capital Management, Inc.	2,386,009	26,174,519
CBL & Associates Properties, Inc.	719,900	12,778,225
Coresite Realty Corp.	266,347	8,256,757
First Potomac Realty Trust	1,231,757	15,914,300
Home Properties, Inc.	397,272	23,883,993
Piedmont Office Realty Trust, Inc. Class A	405,824	6,959,882
Rayonier, Inc.	257,881	11,839,317
Retail Properties America, Inc.	1,073,432	14,534,269

	Shares	Value

Two Harbors Investment Corp.	1,464,834	$15,014,549
Ventas, Inc.	109,690	6,643,923
		173,629,748
Real Estate Management & Development – 0.1%
Beazer Pre-Owned Rental Homes, Inc. (a)(k)	257,800	5,478,250
Thrifts & Mortgage Finance – 0.1%
Radian Group, Inc.	301,008	4,524,150

TOTAL FINANCIALS		1,499,100,978

HEALTH CARE – 8.6%
Biotechnology – 0.6%
Amgen, Inc.	299,300	36,915,662
Health Care Equipment & Supplies – 0.6%
Baxter International, Inc. (h)	234,700	17,269,226
Covidien PLC	168,300	12,396,978
St. Jude Medical, Inc.	128,946	8,431,779
		38,097,983
Health Care Providers & Services – 1.1%
Aetna, Inc.	125,364	9,398,539
Quest Diagnostics, Inc.	259,082	15,006,029
UnitedHealth Group, Inc.	434,523	35,626,541
WellPoint, Inc.	100,160	9,970,928
		70,002,037
Pharmaceuticals – 6.3%
AbbVie, Inc.	122,724	6,308,014
Astellas Pharma, Inc.	1,071,500	12,706,641
AstraZeneca PLC sponsored ADR	721,440	46,807,027
Johnson & Johnson	1,313,768	129,051,431
Merck & Co., Inc.	1,331,794	75,605,945
Pfizer, Inc.	2,437,912	78,305,733
Sanofi SA	186,368	19,475,300
Teva Pharmaceutical Industries Ltd. sponsored ADR	711,422	37,591,538
		405,851,629

TOTAL HEALTH CARE		550,867,311

INDUSTRIALS – 9.0%
Aerospace & Defense – 0.8%
United Technologies Corp.	448,371	52,387,668
Air Freight & Logistics – 2.0%
C.H. Robinson Worldwide, Inc.	598,828	31,372,599
PostNL NV (a)	701,300	3,199,875
United Parcel Service, Inc. Class B	978,137	95,250,981
		129,823,455
Airlines – 0.1%
Copa Holdings SA Class A	22,200	3,223,218
Commercial Services & Supplies – 1.3%
Intrum Justitia AB	659,308	17,989,554

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value

INDUSTRIALS – continued
Commercial Services & Supplies – continued
KAR Auction Services, Inc.	301,800	$9,159,630
Republic Services, Inc.	1,679,726	57,379,440
		84,528,624
Electrical Equipment – 0.6%
Eaton Corp. PLC	138,200	10,381,584
Emerson Electric Co.	197,603	13,199,880
Hubbell, Inc. Class B	124,100	14,875,867
		38,457,331
Industrial Conglomerates – 2.4%
General Electric Co.	5,880,476	152,245,524
Machinery – 0.9%
Cummins, Inc.	129,100	19,234,609
Stanley Black & Decker, Inc. (h)	461,953	37,529,062
		56,763,671
Professional Services – 0.6%
Acacia Research Corp.	524,326	8,011,701
Bureau Veritas SA	221,800	6,800,299
Michael Page International PLC	2,398,999	19,629,503
		34,441,503
Road & Rail – 0.3%
Union Pacific Corp.	113,977	21,388,924

TOTAL INDUSTRIALS		573,259,918

INFORMATION TECHNOLOGY – 11.3%
Communications Equipment – 2.8%
Cisco Systems, Inc.	6,764,631	151,595,381
QUALCOMM, Inc.	335,039	26,421,176
		178,016,557
Electronic Equipment & Components – 0.4%
TE Connectivity Ltd.	410,561	24,719,878
IT Services – 3.9%
Accenture PLC Class A	453,871	36,182,596
IBM Corp.	614,723	118,328,030
Paychex, Inc.	1,966,369	83,767,319
Xerox Corp.	1,059,532	11,972,712
		250,250,657
Semiconductors & Semiconductor Equipment – 1.8%
Applied Materials, Inc.	2,455,100	50,133,142
Broadcom Corp. Class A	1,698,360	53,464,373
Maxim Integrated Products, Inc.	349,267	11,567,723
		115,165,238
Software – 1.8%
CA Technologies, Inc.	484,517	15,005,491
Microsoft Corp. (h)	2,457,424	100,729,810
		115,735,301

	Shares	Value

Technology Hardware, Storage & Peripherals – 0.6%
Apple, Inc.	38,851	$20,852,886
EMC Corp.	558,764	15,315,721
		36,168,607

TOTAL INFORMATION TECHNOLOGY		720,056,238

MATERIALS – 1.0%
Chemicals – 0.4%
Potash Corp. of Saskatchewan, Inc.	169,700	6,138,673
RPM International, Inc.	441,452	18,470,352
Tronox Ltd. Class A	125,500	2,983,135
		27,592,160
Metals & Mining – 0.6%
Commercial Metals Co.	754,827	14,251,134
Freeport-McMoRan Copper & Gold, Inc.	655,578	21,679,964
Goldcorp, Inc.	35,300	861,186
		36,792,284

TOTAL MATERIALS		64,384,444

TELECOMMUNICATION SERVICES – 4.0%
Diversified Telecommunication Services – 3.6%
AT&T, Inc.	1,743,393	61,140,793
CenturyLink, Inc.	1,101,725	36,180,649
Verizon Communications, Inc.	2,367,344	112,614,554
Verizon Communications, Inc. CDI	335,115	15,978,283
		225,914,279
Wireless Telecommunication Services – 0.4%
Vodafone Group PLC	6,950,180	25,558,060

TOTAL TELECOMMUNICATION SERVICES		251,472,339

UTILITIES – 3.9%
Electric Utilities – 3.6%
American Electric Power Co., Inc.	428,271	21,696,209
FirstEnergy Corp.	565,359	19,239,167
Hawaiian Electric Industries, Inc. (e)	563,987	14,336,550
NextEra Energy, Inc.	351,387	33,599,625
Northeast Utilities	209,169	9,517,190
Pinnacle West Capital Corp.	108,900	5,952,474
PPL Corp.	1,227,547	40,680,908
Southern Co.	1,439,177	63,237,437
Xcel Energy, Inc.	678,494	20,599,078
		228,858,638

Quarterly Report	4

Common Stocks – continued
	Shares	Value

UTILITIES – continued
Multi-Utilities – 0.3%
CenterPoint Energy, Inc.	86,821	$2,056,789
Sempra Energy	189,609	18,346,567
		20,403,356

TOTAL UTILITIES		249,261,994

TOTAL COMMON STOCKS
(Cost $4,644,370,519)		5,957,402,828

Preferred Stocks – 1.7%

Convertible Preferred Stocks – 1.1%

FINANCIALS – 0.3%
Real Estate Investment Trusts – 0.3%
Crown Castle International Corp. Series A, 4.50%	113,000	11,418,650
Weyerhaeuser Co. Series A, 6.375%	111,500	6,083,719
		17,502,369
HEALTH CARE – 0.1%
Health Care Equipment & Supplies – 0.1%
Alere, Inc. 3.00%	29,880	8,602,153

INDUSTRIALS – 0.1%
Aerospace & Defense – 0.1%
United Technologies Corp. 7.50%	138,500	9,219,945

UTILITIES – 0.6%
Electric Utilities – 0.2%
NextEra Energy, Inc.:
5.889%	90,807	5,571,009
Series E, 5.599%	158,600	10,006,074
		15,577,083
Multi-Utilities – 0.4%
CenterPoint Energy, Inc. 2.00% ZENS	188,700	9,884,106
Dominion Resources, Inc.:
Series A, 6.125%	112,300	6,457,250
Series B, 6.00%	112,400	6,493,348
		22,834,704

TOTAL UTILITIES		38,411,787

TOTAL CONVERTIBLE PREFERRED STOCKS		73,736,254

Nonconvertible Preferred Stocks – 0.6%

CONSUMER DISCRETIONARY – 0.2%
Automobiles – 0.2%
Volkswagen AG	48,218	12,495,018

	Shares		Value

FINANCIALS – 0.4%
Consumer Finance – 0.4%
Ally Financial, Inc.:
7.00% (f)		22,163	$21,890,118
Series A, 8.50%		121,466	3,322,095
			25,212,213

TOTAL NONCONVERTIBLE PREFERRED STOCKS			37,707,231

TOTAL PREFERRED STOCKS
(Cost $96,165,507)			111,443,485

Corporate Bonds – 3.6%
	Principal Amount (d)

Convertible Bonds – 3.4%

CONSUMER DISCRETIONARY – 0.2%
Automobiles – 0.2%
Volkswagen International
Finance NV 5.5% 11/9/15 (f)	EUR	6,400,000	10,160,665
Diversified Consumer Services – 0.0%
Carriage Services, Inc. 2.75% 3/15/21 (f)		2,600,000	2,749,500

TOTAL CONSUMER DISCRETIONARY			12,910,165

ENERGY – 0.5%
Oil, Gas & Consumable Fuels – 0.5%
Amyris, Inc. 3% 2/27/17		1,383,000	1,173,614
BPZ Energy, Inc. 8.5% 10/1/17		2,730,000	3,159,975
Chesapeake Energy Corp. 2.5% 5/15/37		9,290,000	9,466,510
Clean Energy Fuels Corp. 5.25% 10/1/18 (f)		3,600,000	3,229,560
Cobalt International Energy, Inc. 2.625% 12/1/19		3,520,000	3,304,400
Ship Finance International Ltd. 3.25% 2/1/18		7,260,000	8,004,150
			28,338,209

FINANCIALS – 0.4%
Capital Markets – 0.1%
Ares Capital Corp. 5.75% 2/1/16		4,250,000	4,621,875
Insurance – 0.1%
Fidelity National Financial, Inc. 4.25% 8/15/18		4,760,000	7,526,988
Thrifts & Mortgage Finance – 0.2%
MGIC Investment Corp. 9% 4/1/63 (f)		10,438,000	12,587,184

TOTAL FINANCIALS			24,736,047

5	Quarterly Report

Investments (Unaudited) – continued

Corporate Bonds – continued
	Principal Amount (d)	Value

Convertible Bonds – continued

HEALTH CARE – 0.8%
Biotechnology – 0.1%
Theravance, Inc. 2.125% 1/15/23	$5,420,000	$6,995,188
Health Care Equipment & Supplies – 0.1%
Teleflex, Inc. 3.875% 8/1/17	3,510,000	6,239,376
Health Care Providers & Services – 0.6%
HealthSouth Corp. 2% 12/1/43	10,668,000	11,548,110
Molina Healthcare, Inc. 1.125% 1/15/20	7,140,000	8,045,888
WellPoint, Inc. 2.75% 10/15/42	13,970,000	20,422,394
		40,016,392

TOTAL HEALTH CARE		53,250,956

INDUSTRIALS – 0.4%
Commercial Services & Supplies – 0.1%
Covanta Holding Corp. 3.25% 6/1/14	6,020,000	7,073,801
Construction & Engineering – 0.2%
Layne Christensen Co. 4.25% 11/15/18 (f)	3,590,000	3,823,350
MasTec, Inc.:
4% 6/15/14	2,870,000	7,874,563
4.25% 12/15/14	1,180,000	3,318,750
		15,016,663
Machinery – 0.1%
Navistar International Corp. 4.75% 4/15/19 (f)	3,940,000	3,895,872

TOTAL INDUSTRIALS		25,986,336

INFORMATION TECHNOLOGY – 0.8%
Communications Equipment – 0.3%
InterDigital, Inc. 2.5% 3/15/16	12,210,000	12,622,088
Liberty Interactive LLC 0.75% 3/30/43 (f)	3,250,000	4,074,850
		16,696,938
Semiconductors & Semiconductor Equipment – 0.3%
GT Advanced Technologies, Inc.:
3% 10/1/17	9,240,000	21,240,450
3% 12/15/20	460,000	742,900
		21,983,350
Software – 0.2%
TiVo, Inc. 4% 3/15/16 (f)	8,310,000	11,226,810

TOTAL INFORMATION TECHNOLOGY		49,907,098

MATERIALS – 0.2%
Metals & Mining – 0.2%
Allegheny Technologies, Inc. 4.25% 6/1/14	660,000	669,834

	Principal Amount (d)	Value

Goldcorp, Inc. 2% 8/1/14	$7,990,000	$8,025,955
Newmont Mining Corp. 1.25% 7/15/14	5,130,000	5,136,413
		13,832,202

UTILITIES – 0.1%
Electric Utilities – 0.1%
NRG Yield, Inc. 3.5% 2/1/19 (f)	6,400,000	6,547,072

TOTAL CONVERTIBLE BONDS		215,508,085

Nonconvertible Bonds – 0.2%

FINANCIALS – 0.0%
Diversified Financial Services – 0.0%
ILFC E-Capital Trust I 5.46% 12/21/65 (f)(i)	540,000	510,300

INDUSTRIALS – 0.1%
Commercial Services & Supplies – 0.1%
APX Group, Inc. 8.75% 12/1/20	6,530,000	6,644,275

MATERIALS – 0.1%
Metals & Mining – 0.1%
JMC Steel Group, Inc. 8.25% 3/15/18 (f)	3,220,000	3,292,450
Walter Energy, Inc. 8.5% 4/15/21	5,250,000	3,307,500
		6,599,950

TOTAL NONCONVERTIBLE BONDS		13,754,525

TOTAL CORPORATE BONDS
(Cost $194,245,950)		229,262,610

Preferred Securities – 0.1%

FINANCIALS – 0.1%
Diversified Financial Services – 0.1%
Baggot Securities Ltd. 10.24% (f)(g)
(Cost $3,931,535)	2,560,000	3,880,979

Quarterly Report	6

Money Market Funds – 1.4%
	Shares	Value

Fidelity Cash Central Fund, 0.10% (b)	85,263,296	$85,263,296
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	4,916,600	4,916,600

TOTAL MONEY MARKET FUNDS
(Cost $90,179,896)		90,179,896

TOTAL INVESTMENT PORTFOLIO – 100.2%
(Cost $5,028,893,407)		6,392,169,798

NET OTHER ASSETS (LIABILITIES) – (0.2)%		(11,679,198)

NET ASSETS – 100%		$6,380,490,600

Written Options
	Expiration
	Date/Exercise	Number of
Call Options	Price	Contracts	Premium	Value

Baxter International, Inc.	5/17/14 - $77.50	780	$22,723	$(29,640)
CIT Group, Inc.	4/19/14 - $50.00	903	84,014	(32,960)
JPMorgan Chase & Co.	4/19/14 - $60.00	9,005	469,422	(1,188,660)
Kohl's Corp.	4/19/14 - $57.50	1,670	90,178	(121,075)
MetLife, Inc.	4/19/14 - $55.00	9,321	311,508	(237,685)
Microsoft Corp.	4/19/14 - $41.00	3,690	87,931	(271,215)
Microsoft Corp.	7/19/14 - $42.00	3,690	273,829	(492,615)
Stanley Black & Decker, Inc.	4/19/14 - $85.00	1,708	89,499	(38,430)

TOTAL WRITTEN OPTIONS			$1,429,104	$(2,412,280)

Currency Abbreviations

EUR — European Monetary Unit

Legend

(a)	Non-income producing

(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Investment made with cash collateral received from securities on loan.

(d)	Amount is stated in United States dollars unless otherwise noted.

(e)	Security or a portion of the security is on loan at period end.

(f)	Security exempt from registration under Rule I44A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $87,868,710 or 1.4% of net assets.

(g)	Security is perpetual in nature with no stated maturity date.

(h)	Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $167,661,993.

(i)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

7	Quarterly Report

Investments (Unaudited) – continued

(k)	Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,040,130 or 0.4% of net assets.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Beazer Pre-Owned Rental Homes, Inc.	5/3/12 – 10/23/12	$5,156,000

New Academy Holding Co. LLC unit	8/1/11	$13,406,880

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$28,016
Fidelity Securities Lending Cash Central Fund	54,768
Total	$82,784

Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:

Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$490,969,533	$470,407,653	$—	$20,561,880
Consumer Staples	675,879,216	675,879,216	—	—
Energy	894,645,875	894,645,875	—	—
Financials	1,541,815,560	1,494,089,723	42,247,587	5,478,250
Health Care	559,469,464	539,994,164	19,475,300	—
Industrials	582,479,863	582,479,863	—	—
Information Technology	720,056,238	720,056,238	—	—
Materials	64,384,444	64,384,444	—	—
Telecommunication Services	251,472,339	225,914,279	25,558,060	—
Utilities	287,673,781	262,212,592	25,461,189	—
Corporate Bonds	229,262,610	—	229,262,610	—
Preferred Securities	3,880,979	—	3,880,979	—
Money Market Funds	90,179,896	90,179,896	—	—
Total Investments in Securities:	$6,392,169,798	$6,020,243,943	$345,885,725	$26,040,130

Derivative Instruments:
Liabilities
Written Options	$(2,412,280)	$(2,412,280)	$—	$—

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $5,031,930,748. Net unrealized appreciation aggregated $1,360,239,050, of which $1,580,916,114 related to appreciated investment securities and $220,677,064 related to depreciated investment securities.

Quarterly Report	8

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

9	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report	10

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:
Mid Cap Portfolio

March 31, 2014

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks — 99.6%
	Shares	Value

CONSUMER DISCRETIONARY – 15.8%
Auto Components – 3.5%
BorgWarner, Inc.	300,700	$18,484,029
Delphi Automotive PLC	482,361	32,733,017
Gentex Corp.	1,369,096	43,167,597
Johnson Controls, Inc.	1,910,946	90,425,965
New Focus Auto Tech Holdings Ltd. (a)	3,095,675	259,420
Tenneco, Inc. (a)	752,876	43,719,509
The Goodyear Tire & Rubber Co.	1,283,458	33,536,758
TRW Automotive Holdings Corp. (a)	284,271	23,202,199
Visteon Corp. (a)	339,522	30,027,326
		315,555,820
Automobiles – 0.2%
Harley-Davidson, Inc.	258,674	17,230,275
Diversified Consumer Services – 0.9%
American Public Education, Inc. (a)	834,883	29,287,696
Grand Canyon Education, Inc. (a)	1,010,180	47,175,406
H&R Block, Inc.	236,349	7,135,376
		83,598,478
Hotels, Restaurants & Leisure – 2.3%
Bloomin' Brands, Inc. (a)	1,089,966	26,268,181
Brinker International, Inc.	1,488,601	78,077,122
Carnival Corp. unit	580,100	21,962,586
Fiesta Restaurant Group, Inc. (a)	57,464	2,619,784
Jubilant Foodworks Ltd. (a)	75,070	1,330,971
Las Vegas Sands Corp.	138,500	11,188,030
Papa John's International, Inc.	485,134	25,280,333
Royal Caribbean Cruises Ltd.	693,225	37,822,356
Ruth's Hospitality Group, Inc.	477,632	5,774,571
Wyndham Worldwide Corp.	38,100	2,790,063
		213,113,997
Household Durables – 2.1%
Harman International Industries, Inc.	669,205	71,203,412
Iida Group Holdings Co. Ltd. (a)	828,292	11,467,609
Jarden Corp. (a)	767,949	45,946,389
NVR, Inc. (a)	31,067	35,633,849
PulteGroup, Inc.	1,596,400	30,634,916
		194,886,175
Internet & Catalog Retail – 0.1%
TripAdvisor, Inc. (a)	88,200	7,990,038
Leisure Products – 1.1%
Brunswick Corp.	1,051,200	47,608,848
Polaris Industries, Inc.	408,419	57,060,218
		104,669,066
Media – 1.9%
AMC Networks, Inc. Class A(a)	805,988	58,909,663
CBS Corp. Class B	844,125	52,166,925
Interpublic Group of Companies, Inc.	1,419,183	24,324,797
John Wiley & Sons, Inc. Class A	481,435	27,749,913
Naspers Ltd. Class N	71,900	7,931,264
		171,082,562

	Shares	Value

Specialty Retail – 2.4%
Dick's Sporting Goods, Inc.	120,132	$6,560,409
Foot Locker, Inc.	1,841,287	86,503,663
Guess?, Inc.	163,203	4,504,403
Lithia Motors, Inc. Class A (sub. vtg.)	97,500	6,479,850
Murphy U.S.A., Inc.	248,500	10,086,615
PetSmart, Inc. (d)	852,522	58,730,241
Signet Jewelers Ltd.	81,443	8,621,556
Urban Outfitters, Inc. (a)	637,400	23,245,978
Williams-Sonoma, Inc.	256,300	17,079,832
		221,812,547

Textiles, Apparel & Luxury Goods – 1.3%
Deckers Outdoor Corp. (a)	100,881	8,043,242
G-III Apparel Group Ltd. (a)(e)	1,078,433	77,194,234
Page Industries Ltd.	24,388	2,637,126
Ralph Lauren Corp.	68,200	10,975,426
VF Corp.	259,276	16,043,999
		114,894,027

TOTAL CONSUMER DISCRETIONARY		1,444,832,985

CONSUMER STAPLES – 3.5%
Beverages – 0.6%
Dr. Pepper Snapple Group, Inc.	1,117,706	60,870,269
Food & Staples Retailing – 1.3%
CVS Caremark Corp.	949,847	71,105,546
Kroger Co.	1,070,000	46,705,500
		117,811,046
Food Products – 1.6%
Archer Daniels Midland Co.	1,209,554	52,482,548
Britannia Industries Ltd.	110,957	1,559,296
Bunge Ltd.	532,488	42,338,121
Hillshire Brands Co.	204,900	7,634,574
Ingredion, Inc.	97,005	6,604,100
Keurig Green Mountain, Inc.	259,599	27,411,058
SunOpta, Inc. (a)	522,900	6,175,451
		144,205,148

TOTAL CONSUMER STAPLES		322,886,463

ENERGY – 6.2%
Energy Equipment & Services – 1.6%
Ensco PLC Class A	901,607	47,586,817
McDermott International, Inc. (a)(d)	1,544,344	12,076,770
National Oilwell Varco, Inc.	707,182	55,068,262
Noble Corp.	955,918	31,296,755
		146,028,604
Oil, Gas & Consumable Fuels – 4.6%
Apache Corp.	111,896	9,281,773
Bonanza Creek Energy, Inc. (a)	233,300	10,358,520
Canadian Natural Resources Ltd.	793,652	30,417,942

Quarterly Report	2

Common Stocks – continued
	Shares	Value

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Carrizo Oil & Gas, Inc. (a)	129,900	$6,944,454
Cimarex Energy Co.	193,552	23,053,979
Continental Resources, Inc. (a)(d)	553,029	68,724,914
Devon Energy Corp.	323,383	21,644,024
Diamondback Energy, Inc. (a)	174,721	11,760,471
Emerald Oil, Inc. warrants 2/4/16 (a)	129,809	1
Energen Corp.	590,903	47,750,871
Energy XXI (Bermuda) Ltd.	1,264,312	29,799,834
Marathon Oil Corp.	439,744	15,619,707
Peabody Energy Corp.	1,158,847	18,935,560
Phillips 66 Co.	579,185	44,631,996
Suncor Energy, Inc.	602,800	21,053,015
Valero Energy Corp.	304,300	16,158,330
Whiting Petroleum Corp. (a)	565,219	39,220,546
		415,355,937

TOTAL ENERGY		561,384,541

FINANCIALS – 11.5%
Banks – 3.0%
Boston Private Financial Holdings, Inc.	1,298,976	17,575,145
City National Corp.	213,020	16,768,934
Comerica, Inc.	234,229	12,133,062
East West Bancorp, Inc.	539,745	19,700,693
Huntington Bancshares, Inc.	6,581,516	65,617,715
Lakeland Financial Corp.	675,831	27,181,923
PrivateBancorp, Inc.	797,172	24,321,718
Prosperity Bancshares, Inc.	290,514	19,217,501
SunTrust Banks, Inc.	1,779,465	70,804,912
		273,321,603
Capital Markets – 2.5%
Ameriprise Financial, Inc.	636,113	70,016,958
E*TRADE Financial Corp. (a)	256,600	5,906,932
Lazard Ltd. Class A	511,445	24,083,945
Raymond James Financial, Inc.	485,795	27,170,514
The Blackstone Group LP	2,269,397	75,457,450
Waddell & Reed Financial, Inc. Class A	351,736	25,894,804
		228,530,603
Consumer Finance – 0.6%
American Express Co.	416,589	37,505,508
Discover Financial Services	126,022	7,333,220
Hitachi Capital Corp.	88,700	1,897,492
Santander Consumer U.S.A. Holdings, Inc.	241,300	5,810,504
		52,546,724
Diversified Financial Services – 1.3%
CRISIL Ltd.	84,555	1,732,874
Interactive Brokers Group, Inc.	14,989	324,812
McGraw Hill Financial, Inc.	885,730	67,581,199

	Shares	Value

MSCI, Inc. Class A (a)	454,664	$19,559,645
The NASDAQ OMX Group, Inc.	864,860	31,947,928
		121,146,458
Insurance – 1.9%
Arthur J. Gallagher & Co.	111,914	5,324,864
Brown & Brown, Inc.	365,800	11,252,008
Hanover Insurance Group, Inc.	17,000	1,044,480
Marsh & McLennan Companies, Inc.	1,149,384	56,664,631
Primerica, Inc.	308,020	14,510,822
Protective Life Corp.	878,017	46,174,914
Reinsurance Group of America, Inc.	378,758	30,160,500
The Chubb Corp.	73,900	6,599,270
		171,731,493
Real Estate Investment Trusts – 0.6%
Altisource Residential Corp. Class B	785,209	24,781,196
Digital Realty Trust, Inc.	186,700	9,910,036
Liberty Property Trust (SBI)	246,900	9,125,424
Mid-America Apartment Communities, Inc.	133,300	9,100,391
		52,917,047
Real Estate Management & Development – 1.5%
Altisource Asset Management Corp. (a)(d)	21,315	22,906,165
CBRE Group, Inc. (a)	2,090,423	57,340,303
Jones Lang LaSalle, Inc.	504,560	59,790,360
		140,036,828
Thrifts & Mortgage Finance – 0.1%
Ladder Capital Corp. Class A	608,300	11,484,704

TOTAL FINANCIALS		1,051,715,460

HEALTH CARE – 13.6%
Biotechnology – 1.3%
Amgen, Inc.	411,638	50,771,431
Fate Therapeutics, Inc.	100	974
uniQure B.V.	1,000	15,550
United Therapeutics Corp. (a)	712,009	66,950,206
		117,738,161
Health Care Equipment & Supplies – 2.2%
Boston Scientific Corp. (a)	6,905,803	93,366,457
C.R. Bard, Inc.	365,298	54,056,798
Greatbatch, Inc. (a)	107,280	4,926,298
Stryker Corp.	384,667	31,338,820
Trinity Biotech PLC sponsored ADR	695,992	16,863,886
		200,552,259
Health Care Providers & Services – 4.3%
Aetna, Inc.	93,067	6,977,233
Cardinal Health, Inc.	538,747	37,701,515
Catamaran Corp. (a)	182,700	8,173,986
Centene Corp. (a)	321,005	19,982,561
Community Health Systems, Inc. (a)	291,000	11,398,470

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value

HEALTH CARE – continued
Health Care Providers & Services – continued
Corvel Corp. (a)	36,516	$1,817,036
DaVita HealthCare Partners, Inc. (a)	157,700	10,857,645
Express Scripts Holding Co. (a)	171,500	12,877,935
HCA Holdings, Inc. (a)	1,555,735	81,676,088
Laboratory Corp. of America Holdings (a)	20,986	2,061,035
McKesson Corp.	357,350	63,097,290
MEDNAX, Inc. (a)	627,852	38,914,267
Omnicare, Inc.	646,874	38,598,972
VCA Antech, Inc. (a)	1,771,018	57,079,910
		391,213,943
Health Care Technology – 0.1%
MedAssets, Inc. (a)	557,500	13,775,825
Life Sciences Tools & Services – 0.9%
Agilent Technologies, Inc.	261,900	14,645,448
Thermo Fisher Scientific, Inc.	559,313	67,251,795
		81,897,243
Pharmaceuticals – 4.8%
AbbVie, Inc.	989,049	50,837,119
Actavis PLC (a)	302,545	62,278,888
Jazz Pharmaceuticals PLC (a)	594,402	82,431,669
Mallinckrodt PLC (a)	270,850	17,174,599
Mylan, Inc. (a)	1,150,140	56,161,336
Salix Pharmaceuticals Ltd. (a)	590,070	61,137,153
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,147,456	60,631,575
Valeant Pharmaceuticals International (Canada) (a)	348,199	45,809,193
		436,461,532

TOTAL HEALTH CARE		1,241,638,963

INDUSTRIALS – 19.0%
Aerospace & Defense – 3.2%
BE Aerospace, Inc. (a)	611,218	53,047,610
Curtiss-Wright Corp.	639,410	40,628,111
Esterline Technologies Corp. (a)	474,756	50,580,504
Exelis, Inc.	336,300	6,393,063
Hexcel Corp. (a)	547,347	23,831,488
Huntington Ingalls Industries, Inc.	108,000	11,044,080
Moog, Inc. Class A(a)	324,204	21,238,604
Textron, Inc.	2,219,181	87,191,621
		293,955,081
Air Freight & Logistics – 0.5%
Atlas Air Worldwide Holdings, Inc. (a)	142,480	5,025,270
FedEx Corp.	306,611	40,644,354
		45,669,624
Airlines – 1.9%
Delta Air Lines, Inc.	1,351,471	46,828,470

	Shares	Value

Southwest Airlines Co.	1,689,417	$39,887,135
Spirit Airlines, Inc. (a)	1,469,083	87,263,530
		173,979,135

Building Products – 0.2%
Lennox International, Inc.	165,911	15,082,969
Commercial Services & Supplies – 1.3%
G&K Services, Inc. Class A	312,993	19,145,782
KAR Auction Services, Inc.	1,477,231	44,833,961
Performant Financial Corp. (a)	321,547	2,910,000
Republic Services, Inc.	879,413	30,040,748
Tetra Tech, Inc. (a)	331,669	9,814,086
UniFirst Corp.	95,508	10,500,150
		117,244,727
Construction & Engineering – 1.8%
EMCOR Group, Inc.	740,928	34,668,021
Fluor Corp.	410,554	31,912,362
Granite Construction, Inc.	523,336	20,896,806
Jacobs Engineering Group, Inc. (a)	132,142	8,391,017
Primoris Services Corp.	631,099	18,920,348
Quanta Services, Inc. (a)	1,281,821	47,299,195
		162,087,749
Electrical Equipment – 1.5%
AMETEK, Inc.	59,863	3,082,346
EnerSys	482,959	33,464,229
Generac Holdings, Inc.	915,431	53,982,966
Regal-Beloit Corp.	220,432	16,027,611
Roper Industries, Inc.	244,236	32,607,948
		139,165,100
Industrial Conglomerates – 0.0%
Max India Ltd.	192,857	668,565
Machinery – 5.1%
Caterpillar, Inc.	586,165	58,247,216
Cummins, Inc.	140,875	20,988,966
IDEX Corp.	112,700	8,214,703
Illinois Tool Works, Inc.	192,667	15,669,607
Ingersoll-Rand PLC	748,345	42,835,268
ITT Corp.	902,035	38,571,017
Manitowoc Co., Inc.	1,757,551	55,274,979
Mueller Industries, Inc.	351,604	10,544,604
Mueller Water Products, Inc. Class A	1,219,256	11,582,932
Pentair Ltd.	610,101	48,405,413
Rexnord Corp. (a)	731,504	21,198,986
Snap-On, Inc.	98,500	11,177,780
SPX Corp.	297,369	29,234,346
Terex Corp.	455,171	20,164,075
Valmont Industries, Inc.	104,281	15,521,184
WABCO Holdings, Inc. (a)	191,400	20,204,184
Wabtec Corp.	350,160	27,137,400
Woodward, Inc.	332,873	13,824,216
		468,796,876
Professional Services – 1.9%
Corporate Executive Board Co.	83,118	6,169,849

Quarterly Report	4

Common Stocks – continued
	Shares	Value

INDUSTRIALS – continued
Professional Services – continued
Dun & Bradstreet Corp.	387,105	$38,458,882
Huron Consulting Group, Inc. (a)	420,901	26,676,705
Kelly Services, Inc. Class A (non-vtg.)	402,077	9,541,287
Manpower, Inc.	410,273	32,341,821
Resources Connection, Inc.	266,726	3,758,169
Towers Watson & Co.	337,765	38,522,098
TrueBlue, Inc. (a)	428,086	12,525,796
		167,994,607
Road & Rail – 0.8%
Ryder System, Inc.	756,993	60,498,881
Swift Transporation Co. (a)(d)	635,500	15,728,625
		76,227,506

Trading Companies & Distributors – 0.8%
AerCap Holdings NV (a)	297,020	12,531,274
Air Lease Corp. Class A	628,807	23,448,213
GATX Corp.	306,047	20,774,470
United Rentals, Inc. (a)	113,395	10,765,721
W.W. Grainger, Inc.	11,000	2,779,260
		70,298,938

TOTAL INDUSTRIALS		1,731,170,877

INFORMATION TECHNOLOGY – 24.4%
Communications Equipment – 2.2%
Brocade Communications Systems, Inc. (a)	5,705,003	60,530,082
F5 Networks, Inc. (a)	633,554	67,555,863
Finisar Corp. (a)	572,300	15,171,673
Juniper Networks, Inc. (a)	1,980,262	51,011,549
Riverbed Technology, Inc. (a)	505,700	9,967,347
		204,236,514

Electronic Equipment & Components – 3.2%
Arrow Electronics, Inc. (a)	1,417,280	84,129,741
Avnet, Inc.	610,230	28,394,002
CDW Corp.	1,726,282	47,369,178
Flextronics International Ltd. (a)	1,050,119	9,703,100
Jabil Circuit, Inc.	372,389	6,703,002
Methode Electronics, Inc. Class A	204,800	6,279,168
TE Connectivity Ltd.	1,722,686	103,722,922
Tech Data Corp. (a)	74,894	4,565,538
		290,866,651

Internet Software & Services – 1.7%
Conversant, Inc. (a)(d)	364,814	10,269,514
eBay, Inc. (a)	958,704	52,958,809
Google, Inc. Class A (a)	50,770	56,583,673
Tencent Holdings Ltd.	136,200	9,473,332

	Shares	Value

Web.com Group, Inc. (a)	346,759	$11,800,209
Yahoo!, Inc. (a)	429,185	15,407,742
		156,493,279
IT Services – 8.1%
Alliance Data Systems Corp. (a)(d)	371,190	101,130,716
Broadridge Financial Solutions, Inc.	585,203	21,734,439
Cognizant Technology Solutions Corp. Class A (a)	301,122	15,239,784
Computer Sciences Corp.	655,555	39,870,855
Euronet Worldwide, Inc. (a)	121,380	5,048,194
Fidelity National Information Services, Inc.	1,819,077	97,229,666
Fiserv, Inc. (a)	1,413,314	80,120,771
FleetCor Technologies, Inc. (a)	464,640	53,480,064
Genpact Ltd. (a)	812,788	14,158,767
Global Payments, Inc.	1,128,188	80,225,449
Sapient Corp. (a)	3,724,818	63,545,395
Total System Services, Inc.	2,392,510	72,756,229
Vantiv, Inc. (a)	698,121	21,097,217
Visa, Inc. Class A	100,228	21,635,216
Xerox Corp.	4,101,149	46,342,984
		733,615,746
Semiconductors & Semiconductor Equipment – 4.9%
Advanced Energy Industries, Inc. (a)	1,038,741	25,449,155
Applied Materials, Inc.	821,550	16,776,051
Atmel Corp. (a)	319,800	2,673,528
Avago Technologies Ltd.	359,874	23,179,484
Broadcom Corp. Class A	1,318,300	41,500,084
Fairchild Semiconductor International, Inc. (a)	1,420,900	19,594,211
Freescale Semiconductor, Inc. (a)	2,343,218	57,197,951
Intersil Corp. Class A	779,200	10,067,264
Marvell Technology Group Ltd.	1,231,200	19,391,400
Microchip Technology, Inc. (d)	723,247	34,542,277
NVIDIA Corp.	2,226,433	39,875,415
NXP Semiconductors NV (a)	1,499,023	88,157,543
PDF Solutions, Inc. (a)	460,710	8,371,101
PMC-Sierra, Inc. (a)	3,907,050	29,732,651
Skyworks Solutions, Inc. (a)	883,701	33,156,462
		449,664,577
Software – 3.5%
Activision Blizzard, Inc.	1,295,500	26,480,020
Comverse, Inc. (a)	96,372	3,332,544
Electronic Arts, Inc. (a)	2,018,090	58,544,791
Intuit, Inc	592,697	46,070,338
MICROS Systems, Inc. (a)	667,850	35,349,301
Nuance Communications, Inc. (a)	412,127	7,076,221
Parametric Technology Corp. (a)	1,113,741	39,459,844
Rovi Corp. (a)	1,054,900	24,030,622
SS&C Technologies Holdings, Inc. (a)	216,781	8,675,576

5	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value

INFORMATION TECHNOLOGY – continued
Software – continued
Synopsys, Inc. (a)	764,249	$29,354,804
Verint Systems, Inc. (a)	921,812	43,260,637
		321,634,698
Technology Hardware, Storage & Peripherals – 0.8%
EMC Corp.	1,926,339	52,800,952
Super Micro Computer, Inc. (a)	938,728	16,305,705
		69,106,657

TOTAL INFORMATION TECHNOLOGY		2,225,618,122

MATERIALS – 4.9%
Chemicals – 3.0%
Albemarle Corp.	294,756	19,577,694
Cabot Corp.	312,900	18,479,874
CF Industries Holdings, Inc.	40,800	10,634,112
Cytec Industries, Inc.	665,343	64,944,130
Ferro Corp. (a)	1,685,159	23,019,272
LyondellBasell Industries NV Class A	428,430	38,104,564
Methanex Corp.	500,500	32,026,567
PolyOne Corp.	1,144,660	41,963,236
W.R. Grace & Co. (a)	220,554	21,872,340
		270,621,789
Containers & Packaging – 0.5%
Packaging Corp. of America	688,282	48,434,404
Metals & Mining – 0.6%
New Gold, Inc. (a)	2,290,020	11,330,990
Newmont Mining Corp.	521,402	12,221,663
Osisko Mining Corp. (a)	2,313,600	14,398,524
Worthington Industries, Inc.	385,113	14,730,572
		52,681,749
Paper & Forest Products – 0.8%
Boise Cascade Co. (a)(e)	2,307,913	66,098,628
P.H. Glatfelter Co.	211,450	5,755,669
		71,854,297

TOTAL MATERIALS		443,592,239

TELECOMMUNICATION SERVICES – 0.6%
Diversified Telecommunication Services – 0.6%
Verizon Communications, Inc.	1,079,908	51,371,224
Wireless Telecommunication Services – 0.0%
Telephone & Data Systems, Inc.	50,194	1,315,585
TOTAL TELECOMMUNICATION SERVICES		52,686,809

	Shares	Value

UTILITIES – 0.1%
Electric Utilities – 0.1%
ITC Holdings Corp.	300,100	$11,208,735

TOTAL COMMON STOCKS
(Cost $7,481,882,263)		9,086,735,194

Nonconvertible Preferred Stocks – 0.2%

FINANCIALS – 0.2%
Consumer Finance – 0.1%
Ally Financial, Inc. 7.00% (f)	6,877	6,792,327
Diversified Financial Services – 0.1%
GMAC Capital Trust I Series 2, 8.125%	402,766	10,995,512

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $13,367,886)		17,787,839

Money Market Funds – 1.7%

Fidelity Cash Central Fund,
0.10% (b)	7,854,377	7,854,377
Fidelity Securities Lending Cash
Central Fund, 0.09% (b)(c)	144,353,192	144,353,192

TOTAL MONEY MARKET FUNDS
(Cost $152,207,569)		152,207,569

TOTAL INVESTMENT PORTFOLIO – 101.5%
(Cost $7,647,457,718)		9,256,730,602

NET OTHER ASSETS (LIABILITIES) – (1.5)%		(134,661,580)
NET ASSETS – 100%		$9,122,069,022

Legend

(a)	Non-income producing

(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Investment made with cash collateral received from securities on loan.

(d)	Security or a portion of the security is on loan at period end.

(e)	Affiliated company

(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,792,327 or 0.1% of net assets.

Quarterly Report	6

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$13,070
Fidelity Securities Lending Cash Central Fund	72,240
Total	$85,310

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

	Value,				Value,
	beginning		Sales	Dividend	end of
Affiliate	of period	Purchases	Proceeds	Income	period
Boise Cascade Co.	$66,304,854	$1,748,167	$—	$—	$66,098,628
G-III Apparel Group Ltd.	84,321,456	7,840,720	12,487,454	—	77,194,234
Ruth's Hospitality Group, Inc.	27,135,501	—	17,718,678	54,272	—
Total	$177,761,811	$9,588,887	$30,206,132	$54,272	$143,292,862

Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:

Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,444,832,985	$1,443,502,014	$1,330,971	$—
Consumer Staples	322,886,463	322,886,463	—	—
Energy	561,384,541	561,384,540	1	—
Financials	1,069,503,299	1,062,710,972	6,792,327	—
Health Care	1,241,638,963	1,241,638,963	—	—
Industrials	1,731,170,877	1,731,170,877	—	—
Information Technology	2,225,618,122	2,225,618,122	—	—
Materials	443,592,239	443,592,239	—	—
Telecommunication Services	52,686,809	52,686,809	—	—
Utilities	11,208,735	11,208,735	—	—
Money Market Funds	152,207,569	152,207,569	—	—
Total Investments in Securities:	$9,256,730,602	$9,248,607,303	$8,123,299	$—

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $7,663,443,148. Net unrealized appreciation aggregated $1,593,287,454, of which $1,696,331,871 related to appreciated investment securities and $103,044,417 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

7	Quarterly Report

Investments (Unaudited) – continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report	8

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

9	Quarterly Report

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Partners, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 30, 2014

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 30, 2014